             As filed with the Securities and Exchange Commission
                             on November 16, 1998
                      Registration No. 33-42927; 811-6419

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]

                      Post-Effective Amendment No. 49         [X]

                                      And

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                               Amendment No. 50          [X]
                        (Check appropriate box or boxes)
                            ________________________

                             STAGECOACH FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)
                           __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant      [ ] on _________ pursuant
    to Rule 485(b), or                        to Rule 485(b)

[ ] 60 days after filing pursuant         [ ] on _________ pursuant
    to Rule 485(a)(1), or                     to Rule 485(a)(1)

[ ] 75 days after filing pursuant         [ ] on ___________pursuant
    to Rule 485(a)(2), or                     to Rule 485(a)(2)

If appropriate, check  the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 49 (the "Amendment") to the Registration Statement of Stagecoach Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement audited financial statements and certain other financial information for the year ended June 30, 1998, for the Corporate Bond, Short-Intermediate U.S. Government Income, Strategic Income, U.S. Government Income, Variable Rate Government, Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds, and to make certain other non-material changes to the prospectuses and statements of additional information for these funds.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Company's other funds.

                             STAGECOACH FUNDS, INC.
                             ----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Fund
                (Name of) Fund
5               Organization and Management of the Fund
                Summary of Expenses
6               Additional Services and Other Information
7               Additional Services and Other Information
                Exchanges
                Your Account
8               Additional Services and Other Information
                Exchanges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C          Other Information
------          -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

November 15, 1998                                            STAGECOACH FUNDS(R)

Stagecoach
     Income Funds
 Prospectus


Corporate                           Please read this Prospectus and keep
Bond                                it for future reference. It is designed
                                    to provide you with important information
Short-Intermediate                  and to help you decide if a Fund's goals
U.S. Government                     match your own.
Income Fund

Strategic                           These securities have not been approved
Income Fund                         or disapproved by the U.S. Securities and
                                    Exchange Commission ("SEC"), any state
U.S. Government                     securities commission or any other
Income Fund                         regulatory authority, nor have any of these
                                    authorities passed upon the accuracy or
Variable Rate                       adequacy of this Prospectus. Any
Government Fund                     representation to the contrary is a criminal
                                    offense.
Class A, Class B and Class C


Investment Advisor                  Fund shares are NOT deposits or other
and Administrator:                  obligations of, or issued, endorsed or
                                    guaranteed by, Wells Fargo Bank, N.A.
Wells Fargo Bank                    ("Wells Fargo Bank"), or any of its
                                    affiliates. Fund shares are NOT insured or
Investment                          guaranteed by the U.S. Government, the
Sub-Advisor:                        Federal Deposit Insurance Corporation
                                    ("FDIC"), the Federal Reserve Board or any
Wells Capital                       other governmental agency. AN INVESTMENT IN
Management                          A FUND INVOLVES CERTAIN RISKS, INCLUDING
                                    POSSIBLE LOSS OF PRINCIPAL.

Distributor and
Co-Administrator:

Stephens Inc.

About this Prospectus
-------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a Fund can be found.

               Important  information you should look for:
-------------------------------------------------------------------------------
               Investment Objective and Investment Policies
[LOGO OF
ARROW]
               What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus? Look for the arrow icon to find out.
-------------------------------------------------------------------------------

[LOGO OF       Permitted Investments
PERCENTAGE
SIGN]          A summary of the Fund's key permitted investments and practices.
-------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
POINT]         What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.
--------------------------------------------------------------------------------
[LOGO OF       Additional Fund Facts
ADDITION
SIGN]          Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about these Funds?

Each Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The "Statement of Additional Information" and other information for the Funds is also available on the SEC's web site (http://www.sec.gov).

Table of Contents

                         Key Information                            4

                         Summary of Expenses                        6

--------------------------------------------------------------------------

THE FUNDS                Corporate Bond Fund                       10

This section contains    Short-Intermediate U.S. Government
important information     Income Fund                              14
about the individual
Funds.                   Strategic Income Fund                     18

                         U.S. Government Income Fund               20

                         Variable Rate Government Fund             26

                         General Investment Risks                  30

--------------------------------------------------------------------------

YOUR ACCOUNT             A Choice of Share Classes                 37

Turn to this section     Reduced Sales Charges                     40
for information on how
to open and maintain     Your Account                              43
your account, including
how to buy, sell and     How to Buy Shares                         45
exchange Fund shares.
                         Selling Shares                            46

                         Exchanges                                 48

                         Additional Services and
                          Other Information                        49

--------------------------------------------------------------------------

REFERENCE                Organization and Management
Look here for details     of the Funds                             54
on the organization of
the Funds and term       How to Read the Financial Highlights      59
definitions.
                         Glossary                                  61

KEY INFORMATION

--------------------------------------------------------------------------------
SUMMARY OF THE STAGECOACH INCOME FUNDS

The Funds described in this Prospectus invest primarily in debt securities and seek to distribute monthly income and varying degrees of principal stability. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objectives, investment practices, permitted investments and risks carefully before investing in a Fund.

SHOULD YOU CONSIDER INVESTING IN THESE FUNDS? YES, IF:

 .  you are looking to add an income investment to your portfolio;

 .  you are looking for monthly income;

 . you are looking for more stability of principal than equity funds typically provide; and

 . you are willing to accept the risks of income investing, including the risk that share prices may rise and fall.

YOU SHOULD NOT INVEST IN THESE FUNDS IF:

 .  you are looking for FDIC insurance coverage or guaranteed rates of return;

 .  you are unwilling to accept the risk that you may lose the money you invest;

 .  you are unwilling to accept the risks of investing in the bond markets; or

 .  you are looking for returns characteristic of equity investments.

WHO ARE "WE"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Funds to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.

WHO ARE "YOU"?

In this Prospectus, "You" means the potential investor or the shareholder.

WHAT ARE THE "FUNDS"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc. ("Stagecoach").

4    Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------
KEY TERMS

The term "debt securities" used in this Prospectus refers to a broad variety of fixed-income and variable-rate securities including bonds, bills, notes and mortgage-backed securities. The term "instruments" is used to describe a negotiable contract or promise to pay money, such as a Certificate, of Deposit or a Banker's Acceptance. The "Permitted Investments" for each Fund and "Investment Practices and Risks" table describe some of the particular instruments and securities used for each Fund.

DIVIDENDS

We pay dividends, if any, monthly, and distribute capital gains, if any, at least annually.

                                         Stagecoach Income Funds Prospectus    5

Income Funds       Summary of Expenses
--------------------------------------------------------------------------------

================================================================================
Shareholder Transaction Expenses
================================================================================

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Funds" for more details.

-------------------------------------------------------------------------------
                                Corporate Bond Fund            Short-Intermed.
                                                                U.S. Govt. IF
                            ---------------------------------------------------
                            CLASS A   CLASS B     CLASS C     CLASS A   CLASS B
-------------------------------------------------------------------------------
Maximum sales charge on a
 purchase(as a percentage
 of offering price)          4.50%     None         None       3.00%     None
--------------------------------------------------------------------------------
Maximum sales charge on
 reinvested dividends        None      None         None       None      None
--------------------------------------------------------------------------------
Maximum sales charge on a:
Redemption during first
 year                        None      5.00%        1.00%      None      5.00%
Redemption after first year  None      4.00%        None       None      4.00%
--------------------------------------------------------------------------------
Exchange fees                None      None          None      None      None
================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

Expenses shown reflect contract amounts and amounts payable by each Fund. The expenses shown under "Other Expenses" and "Total Fund Operating Expenses" reflect current fees. Expenses shown "after waivers and reimbursements" reflect fee waivers and reimbursements that generally may be discontinued without prior notice. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

-------------------------------------------------------------------------------
                                      Corporate Bond Fund      Short-Intermed.
                                                                U.S. Govt. IF
                                   --------------------------------------------
                                    CLASS A  CLASS B  CLASS C  CLASS A  CLASS B
-------------------------------------------------------------------------------
Rule 12b-1fee                        0.05%    0.75%    0.75%    0.05%    0.75%
-------------------------------------------------------------------------------
Management fee
 (after waivers)                     0.50%    0.50%    0.50%    0.40%    0.40%
-------------------------------------------------------------------------------
Other expenses
 (after waivers or reimbursements)   0.45%    0.50%    0.50%    0.51%    0.51%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)   1.00%    1.75%    1.75%    0.96%    1.66%
-------------------------------------------------------------------------------
Management fee
 (before waivers)                    0.50%    0.50%    0.50%    0.50%    0.50%
-------------------------------------------------------------------------------
Other expenses
 (before waivers or reimbursements)  3.19%    3.05%    7.33%    0.69%    0.72%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES
 (before waivers or reimbursements)  3.74%    4.30%    8.58%    1.24%    1.97%
-------------------------------------------------------------------------------

6    Stagecoach Inocme Funds Prospectus

--------------------------------------------------------------------------------

===============================================================================================================
SHAREHOLDER TRANSACTION EXPENSES
===============================================================================================================



---------------------------------------------------------------------------------------------------------------
                                             Strategic Income              U.S. Government           Variable
                                                   Fund                        Income               Rate Govt.
                                        -----------------------------------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C      CLASS A
---------------------------------------------------------------------------------------------------------------
 Maximum sales charge on a purchase
  (as a percentage of offering price)    4.50%     None      None      4.50%     None      None         3.00%
---------------------------------------------------------------------------------------------------------------
 Maximum sales charge on reinvested
  dividends                              None      None      None      None      None      None         None
---------------------------------------------------------------------------------------------------------------
 Maximum sales charge imposed on a:
  Redemption during first year           None      5.00%     1.00%     None      5.00%     1.00%        None
  Redemption after first year            None      4.00%     None      None      4.00%     None         None
---------------------------------------------------------------------------------------------------------------
 Exchange fees                           None      None      None      None      None      None         None
===============================================================================================================
ANNUAL FUND OPERATING EXPENSES A (AS PERCENTAGE OF AVERGAE NET ASSETS)
===============================================================================================================

---------------------------------------------------------------------------------------------------------------
                                             Strategic Income               U.S. Government           Variable
                                                   Fund                         Income              Rate Govt.
                                        -----------------------------------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C      CLASS A
---------------------------------------------------------------------------------------------------------------
 Rule 12b-1fee                             0.05%     0.75%     0.75%     0.05%     0.70%     0.75%        0.25%
---------------------------------------------------------------------------------------------------------------
 Management fee
  (after waivers)                          0.60%     0.60%     0.60%     0.50%     0.50%     0.50%        0.41%
---------------------------------------------------------------------------------------------------------------
 Other expenses
  (after waivers or reimbursements)        0.45%     0.50%     0.50%     0.41%     0.46%     0.34%        0.12%
---------------------------------------------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES
  (after waivers or reimbursements)        1.10%     1.85%     1.85%     0.96%     1.66%     1.66%        0.78%
---------------------------------------------------------------------------------------------------------------
 Management fee
  (before waivers)                         0.60%     0.60%     0.60%     0.50%     0.50%     0.50%        0.50%
---------------------------------------------------------------------------------------------------------------
 Other expenses
  (before waivers or reimbursements)       0.75%     0.75%     0.75%     0.70%     0.70%     1.21%        0.36%
---------------------------------------------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES
  (before waivers or reimbursements)       1.40%     2.10%     2.10%     1.25%     1.90%     2.46%     1.11%
---------------------------------------------------------------------------------------------------------------

                                            Stagecoach Income Funds Prospectus 7

--------------------------------------------------------------------------------

=======================================================================================================
EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
-------------------------------------------------------------------------------------------------------
 You would pay the following expenses               Corporate Bond                   Short-Intermed.
 on a $1,000 investment assuming a 5%                    Fund                         U.S. Govt. IF
 annual return and that you redeem      ---------------------------------------------------------------
 your shares at the end of each period.   CLASS A      CLASS B       CLASS C      CLASS A      CLASS B
-------------------------------------------------------------------------------------------------------
 1 year                                    $ 55         $ 68           $ 28         $ 40        $   67
-------------------------------------------------------------------------------------------------------
 3 years                                   $ 75         $ 85           $ 55         $ 60        $   82
-------------------------------------------------------------------------------------------------------
 5 years                                   $ 98         $115           $ 95         $ 81        $  110
-------------------------------------------------------------------------------------------------------
 10 years                                  $162         $168           $206         $144        $  161
-------------------------------------------------------------------------------------------------------
=======================================================================================================
EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
=======================================================================================================
 You would pay the following expenses
 on a $1,000 investment assuming a 5%               Corporate Bond                   Short-Intermed.
 annual return and that you do not                       Fund                         U.S. Govt. IF
 redeem your shares at the end of each  ---------------------------------------------------------------
 period.                                  CLASS A      CLASS B       CLASS C      CLASS A      CLASS B
-------------------------------------------------------------------------------------------------------
 1 year                                    $ 55         $ 18           $ 18         $ 40        $   17
-------------------------------------------------------------------------------------------------------
 3 years                                   $ 75         $ 55           $ 55         $ 60        $   52
-------------------------------------------------------------------------------------------------------
 5 years                                   $ 98         $ 95           $ 95         $ 81        $   90
-------------------------------------------------------------------------------------------------------
 10 years                                  $162         $168           $206         $144        $  161
-------------------------------------------------------------------------------------------------------

8 Stagecoach Income Funds Prospectus

------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER
 THAN THOSE SHOWN.
------------------------------------------------------------------------------------------------------------------------------------


                                                   Strategic Income                       U.S. Government                  Variable
                                                        Fund                                   Income                     Rate Govt.
                                        --------------------------------------------------------------------------------------------
                                          CLASS A      CLASS B       CLASS C      CLASS A      CLASS B       CLASS C       CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 year                                    $ 56         $ 69           $ 29         $ 54        $ 67           $ 27          $ 38
------------------------------------------------------------------------------------------------------------------------------------
 3 years                                   $ 78         $ 88           $ 58         $ 74        $ 82           $ 52          $ 54
------------------------------------------------------------------------------------------------------------------------------------
 5 years                                   $103         $120           $100         $ 96        $110           $ 90          $ 72
------------------------------------------------------------------------------------------------------------------------------------
 10 years                                  $173         $179           $217         $158        $161           $197          $124
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER
 THAN THOSE SHOWN.
------------------------------------------------------------------------------------------------------------------------------------


                                                   Strategic Income                       U.S. Government                  Variable
                                                        Fund                                   Income                     Rate Govt.
                                        --------------------------------------------------------------------------------------------
                                          CLASS A      CLASS B       CLASS C      CLASS A      CLASS B       CLASS C       CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 year                                    $ 56         $ 69           $ 29         $ 54        $ 67           $ 27          $ 38
------------------------------------------------------------------------------------------------------------------------------------
 3 years                                   $ 78         $ 88           $ 58         $ 74        $ 82           $ 52          $ 54
------------------------------------------------------------------------------------------------------------------------------------
 5 years                                   $103         $120           $100         $ 96        $110           $ 90          $ 72
------------------------------------------------------------------------------------------------------------------------------------
 10 years                                  $173         $179           $217         $158        $161           $197          $124
------------------------------------------------------------------------------------------------------------------------------------

                                        Stagecoach Income Funds Prospectus     9

Corporate Bond Fund
--------------------------------------------------------------------------------

               Portfolio Managers:   Graham Allen (since 4/98)
                                     John Burgess (since 8/98)
                                     Jacqueline Flippin (since 4/98)
                                     Daniel Kokoszka (since 8/98)
                                     Scott Smith (since 4/98)
--------------------------------------------------------------------------------

[LOGO OF       Investment Objective
ARROW]
               The Corporate Bond Fund seeks a high level of current income consistent with prudent investment risk.

               Investment Policies

               We seek a high rate of current income by actively managing a diversified portfolio consisting primarily of corporate debt securities. When purchasing these securities we consider, among other things, the yield differences for various corporate sectors, and the current economic cycle's potential effect on the various types of bonds. We may invest in securities of any maturity. Under normal market conditions, we expect to maintain a dollar-weighted average maturity for portfolio securities of between 10 and 15 years. We also may invest in U.S. Government obligations.
--------------------------------------------------------------------------------

[LOGO OF       Permitted Investments
PERCENTAGE
SIGN]          Under normal market conditions, we invest:

               .  at least 65% of our total assets in corporate debt securities;

               .  in U.S. Government obligations;

               . no more than 25% of our total assets in debt securities that are below investment grade; and

               . no more than 25% of our total assets in securities of foreign issuers.

               We may temporarily hold assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments; either to maintain liquidity or for short-term purposes when we believe it is in the best interests of shareholders to do so.

10   Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
POINT]         You should consider both the General Investment Risks beginning on page 30 and the specific risks listed below. They are both important to your investment choice.

               We may invest in securities regardless of their rating or in securities that are unrated, or in default at the time of purchase.
--------------------------------------------------------------------------------

[LOGO OF       Additional Fund Facts
ADDITION
SIGN]          For information on Fund fees and expenses, see "Summary of
               Expenses" on page 6.

                                         Stagecoach Income Funds Prospectus   11

CORPORATE BOND FUND
See Historical Fund Information on page 51.
--------------------------------------------------------------------------------

=======================================================================================================================
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                   COMMENCED ON       COMMENCED ON       COMMENCED ON
                                                                   APRIL 1, 1998      APRIL 1, 1998      APRIL 1, 1998
                                                                   ----------------------------------------------------
                                                                     JUNE 30,            JUNE 30,            JUNE 30,
FOR THE PERIOD ENDED:                                                 1998                1998                1998
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $10.00             $10.00              $10.00
-----------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)                                           0.17               0.15                0.15
  Net realized and unrealized gain (loss) on investments                 0.03               0.03                0.03
-----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                        0.20               0.18                0.18
-----------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                                  (0.17)             (0.15)              (0.15)
  Distributions from net realized gain                                   0.00               0.00                0.00
-----------------------------------------------------------------------------------------------------------------------
 Total from distributions                                               (0.17)             (0.15)              (0.15)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $10.03             $10.03              $10.03
-----------------------------------------------------------------------------------------------------------------------
 Total return (not annualized)1                                          1.98%              1.81%               1.78%
-----------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                                     $5,503             $4,595              $  299
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                0.56%              1.35%               1.34%
  Ratio of net investment income to average net assets                   6.47%              5.47%               5.57%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                        33%                33%                 33%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                                    3.74%              4.30%               8.58%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                           3.29%              2.52%              (1.67)%
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
CLASS A SHARE RETURNS (UNAUDITED)                                                                             1998
-----------------------------------------------------------------------------------------------------------------------
Returns for other share classes may vary due to                                                                 1.98%
different fees and expenses. These returns
reflect fee waivers and reimbursements, do not
reflect sales loads and are not a guarantee of
future performance.
-----------------------------------------------------------------------------------------------------------------------


/1/ Total returns do not include sales charges and represent returns for the three-month period from April 1, 1996 to June 30, 1996.

12 Stagecoach Income Funds Prospectus

This page intentionally left blank
--------------------------------------------------------------------------------

Short-Intermediate U.S. Government Income Fund
--------------------------------------------------------------------------------

     Portfolio Managers:   Madeleine Gish(since 7/96)
                           Jeff Weaver (since 7/96)
--------------------------------------------------------------------------------

[LOGO OF       Investment Objective
ARROW]
               The Short-Intermediate U.S. Government Income Fund seeks to provide investors with current income while preserving capital, by investing primarily in a portfolio consisting of short- to intermediate term securities issued or guaranteed by the U.S.
               Government, its agencies and instrumentalities.

               Investment Policies

               We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when interest rates are expected to increase and to increase total return by lengthening maturity when interest rates are expected to fall.
--------------------------------------------------------------------------------

[LOGO OF       Permitted Investments
PERCENTAGE
SIGN]          Under normal market conditions, we invest:

               . at least 65% of our total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

               . in investment grade corporate debt securities backed securities; including asset-

               . no more than 5% of our total assets in securities below investment grade after we acquired them; downgraded

               . up to 25% of our assets in dollar-denominated debt branches of foreign banks or foreign branches of U.S. of U.S. banks; and

               . in stripped Treasury securities, adjustable-rate adjustable portions of collateralized mortgage mortgage securities, obligations.

               We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

14 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
POINT]         You should consider both the General Investment Risks beginning on page 30 and the specific risks listed below. They are equally important to your investment choice.

               Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings. The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund.
--------------------------------------------------------------------------------

[LOGO OF       Additional Fund Facts
ADDITION
SIGN]          For information on Fund fees and expenses, see "Summary of
               Expenses" on page 6.

                                           Stagecoach Income Funds Prospectus 15

Short-Intermediate U.S. Government Income Fund

See "Historical Fund Information" on page 51.
--------------------------------------------------------------------------------

============================================================================================================
FOR SHARE OUTSTANDING
============================================================================================================
                                   CLASS A SHARES -- COMMENCED
                                   ON OCTOBER 27, 1993
------------------------------------------------------------------------------------------------------------
                                   June 30,        Mar. 31,       Mar. 31,
For the period ended:                1998           1998            1997
------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period              $  9.95         $  9.64        $  9.73        $  10.00      $   9.39
------------------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income (loss)        0.13            0.51           0.34            0.41          0.55
  Net realized and
   unrealized gain (loss)
   on investments                     0.02            0.31          (0.09)          (0.27)         0.61
------------------------------------------------------------------------------------------------------------
 Total from investment operations     0.15            0.82           0.25            0.14          1.16
------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income                 (0.13)          (0.51)         (0.34)          (0.41)        (0.55)
  Distributions from net
   realized gain                      0.00            0.00           0.00            0.00          0.00
------------------------------------------------------------------------------------------------------------
 Total from distributions            (0.13)          (0.51)         (0.34)          (0.41)        (0.55)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                           $  9.97         $  9.95        $  9.64         $  9.73       $ 10.00
------------------------------------------------------------------------------------------------------------
 Total return (not
  annualized)/4/                      1.54%           8.69%          2.57%           1.34%        12.67%
------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  net assets, end of
   period (000s)                   $38,149         $29,694        $33,920         $37,465       $39,928
------------------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratios of expenses to
   average net assets                 0.96%           0.78%          0.71%           0.76%         0.71%
  Ratio of net investment
   income to average net
    assets                            5.36%           5.19%          6.96%           5.60%         5.64%
------------------------------------------------------------------------------------------------------------
 Portfolio Turnover                     12%             48%            52%            389%          472%
------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses                 1.24%           1.30%          1.12%           1.21%         1.67%
------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets prior to waived fees         5.08%           4.67%          6.55%           5.15%         4.68%
  and reimbursed expenses
------------------------------------------------------------------------------------------------------------
============================================================================================================
CLASS A SHARES CALENDAR-YEAR RETURNS                                1997             1996         1995
============================================================================================================
Returns for other share classes may vary due to                      7.57%           3.61%        12.67%
different fees and expenses.  These returns reflect
fee waivers and reimbursements, do not reflect sales
loads and are not a guarantee of future performance.
------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed its fiscal year-end from December 31 to September 30. /4/ Total returns do not include any sales charges.


16 Stagecoach Income Funds Prospectus

                                       See "How to Read the Financial Highlight
                                                                     on page 59
--------------------------------------------------------------------------------

===================================================================================================================
FOR A SHARE OUTSTANDING
===================================================================================================================
                                   CLASS B SHARES -- COMMENCE
                                   ON JUNE 15 1998
-------------------------------------------------------------------------------------------------------------------
                                   Sept. 30,            Dec. 31       Dec. 31        Dec. 31,     June 30,
For the period ended:               1996                 1995          1994           1993          1992
-------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period            $  10.00              $  9.39       $  9.99        $  10.00     $  10.03
------------------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income (loss)       0.41                 0.55          0.46            0.06         0.02
  Net realized and
   unrealized gain (loss)
   on investments                   (0.27)                0.61          0.60           (0.01)       (0.06)
------------------------------------------------------------------------------------------------------------
 Total from investment operations    0.18                 1.16         (1.14)           0.05        (0.04)
------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income                (0.41)               (0.55)        (0.46)          (0.06)       (0.02)
  Distributions from net
   realized gain                     0.00                 0.00          0.00            0.00         0.00
------------------------------------------------------------------------------------------------------------
 Total from distributions           (0.41)               (0.55)        (0.46)          (0.06)       (0.02)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                         $   9.73              $ 10.00       $  9.39        $   9.99     $   9.97
------------------------------------------------------------------------------------------------------------
 Total return (not
  annualized)/4/                     1.34%               12.67%        (1.42)%          0.00%       10.38%
------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  net assets, end of
   period (000s)                 $ 37,465             $ 39,928       $11,602        $  8,557     $  7,514
------------------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratios of expenses to
   average net assets               0.76%                0.71%         0.25%           0.00%        1.00%
  Ratio of net investment
   income to average net
    assets                          0.60%                5.64%         4.75%           0.49%        5.00%
------------------------------------------------------------------------------------------------------------
 Portfolio Turnover                  389%                 472%          288%            N/A           12%
------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses               1.21%                1.67%         2.28%           2.45%        1.97%
------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets prior to waived fees
  and reimbursed expenses           5.15%                4.68%         2.72%           1.04%        4.77%
------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed its fiscal year-end from December 31 to September 30. /4/ Total returns do not include any sales charges.

                                         Stagecoach Income Funds Prospectus   17

Strategic Income Fund

--------------------------------------------------------------------------------
               PORTFOLIO MANAGERS:      Graham Allen (since 4/98)
                                        John Burgess (since 8/98)
                                        Jacqueline Flippin (since 4/98)
                                        Daniel Kokoszka (since 8/98)
                                        Scott Smith (since 4/98)
--------------------------------------------------------------------------------

[LOGO OF       Investment Objective
ARROW]
               The Strategic Income Fund seeks to maximize income while maintaining prospects for capital appreciation.

               Investment Policies

               We actively manage a diversified portfolio of debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income. We shift assets between such debt and equity securities based on our assessment of the potential income available. We may buy debt securities that are below investment grade (sometimes referred to as "junk bonds"), as well as debt rated in the lower investment grade categories. Our equity focus will be on securities issued by companies in industries that tend to pay high ongoing dividends, such as utilities. We may buy preferred stock and other convertible securities, as well as common stock of any size company. Any capital appreciation will come primarily from the income-producing equity portion of the portfolio.
--------------------------------------------------------------------------------

[LOGO OF       Permitted Investments
PERCENTAGE
SIGN]
               Under normal market conditions, we invest:

               . at least 25% of our total assets in corporate and government bonds;
               . up to 60% of our total assets in a wide range of income-producing equity securities;
               . up to 50% of our total assets in debt securities that are below investment grade, including "high risk" securities;
               . no more than 25% of our total assets in securities of foreign issuers;

18 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

               We will generally invest in debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the adviser to be of comparable quality. The average credit quality of this portion of the portfolio is expected to be "BB" as rated by S&P(TM).

--------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
MARK]          You should consider both the General Investment Risks listed on page 30 and the specific risks listed below. They are both important to your investment choice.

               We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

               Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.
--------------------------------------------------------------------------------

[LOGO OF       Additional Fund Facts
ADDITION
SIGN]          Scott Smith and Jacqueline Flippin are the managers of the income portion of the Fund, Allen Wisniewski is the manager of the income-producing equity portions of the Fund, and Graham Allen manages the international and below investment grade portions of the Fund. They jointly determine the Fund's asset allocation.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 6.

                                           Stagecoach Income Funds Prospectus 19

U.S Government Income Fund
--------------------------------------------------------------------------------
               Portfolio Managers:      Scott Smith (since 12/97)
                                        Paul Single (since 5/95)
--------------------------------------------------------------------------------
[LOGO OF       Investment Objective
ARROW]
               The U.S. Government Income Fund seeks a long-term total rate of return through preserving capital and earning high interest income by investing principally in a portfolio of U.S. Government mortgage pass-through securities, consisting primarily of securities issued by GNMA, FNMA and FHLMC.

               Investment Policies

               We actively manage a diversified portfolio of U.S. Government mortgage pass-through securities (including those issued by GNMA, FNMA and FHLMC), U.S. Treasury securities and repurchase agreements.
--------------------------------------------------------------------------------

[LOGO OF       Permitted Investments
PERCENTAGE
SIGN]          Under normal market conditions, we invest:

               . at least 65% of total Fund assets in mortgage pass-through securities; and
               . in Treasury securities and repurchase agreements collateralized by U.S. Government obligations.

               We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
MARK]          You should consider both the General Investment Risks beginning on page 30 and the specific risks listed below. They are equally important to your investment choice.

               The U.S. Government guarantees the timely payment of interest and principal of GNMA and Treasury securities with its full faith and credit. FNMA and FHLMC securities, however, are guaranteed by the issuing agencies and not by the U.S. Government. There is no guarantee that the U.S. Government will support FNMA and FHLMC securities if they are unable to meet their obligations.


20 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------
     The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.
--------------------------------------------------------------------------------
     ADDITIONAL FUND FACTS

     Mortgage pass-through securities are residential home mortgages bundled together and sold as a single security. Mortgage payments are "passed through" the issuing agency to the security's holder as interest and principal payments.

     Prior to December 15, 1997, the Fund was known as the Ginnie Mae Fund.

     For information on Fund fees and expenses, see "Summary of Expenses" on page 6.

                                          Stagecoach Income Fund Prospectus  21

U.S. Government Income Fund/1/                              Financial Highlights

See "Historical Fund Information" on page 51.
--------------------------------------------------------------------------------

====================================================================================================================================
FOR A SHARE OUTSTANDING
====================================================================================================================================
                                              CLASS A SHARES -- COMMENCED
                                              ON APRIL 7, 1998
                                         -------------------------------------------------------------------------------------------
                                              JUNE 30,        DEC 31,      DEC 31,
FOR THE PERIOD ENDED:                          1998/2/         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                         $  10.88        $  10.65      $ 11.34        $ 10.16    $ 11.44    $ 11.11   $ 11.54
------------------------------------------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income (loss)                    0.30            0.64         0.66           0.73       0.74       0.78      0.83
  Net realized and
   unrealized gain
   (loss) on investments                          0.05            0.23        (0.69)          1.18      (1.28)      0.38     (0.15)
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                 0.35            0.87        (0.03)          1.91      (0.54)      1.16      0.68
------------------------------------------------------------------------------------------------------------------------------------
 Less distributions
  Dividends from net
   investment income                             (0.30)          (0.64)       (0.66)         (0.73)     (0.74)     (0.78)    (0.83)
  Distributions from net
   realized gain                                  0.00            0.00         0.00           0.00       0.00      (0.05)    (0.28)
------------------------------------------------------------------------------------------------------------------------------------
 Total from distributions                        (0.30)          (0.64)       (0.66)         (0.73)     (0.74)     (0.83)    (1.12)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $  10.93        $  10.88      $ 10.65        $ 11.34    $ 10.16    $ 11.44   $ 11.11
------------------------------------------------------------------------------------------------------------------------------------
 Total return/3/                                  3.23%           8.73%       (0.11)%        19.32%     (4.81)%    10.67%     6.27%
------------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)                              $192,538        $207,558      $77,239        $30,471    $35,838    $50,301   $40,883
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets                             0.89%           0.88%        0.89%          0.88%      0.76%      0.53%     0.47%
  Ratios of net investment
   income to
   average net assets                             5.51%           6.01%        6.07%          6.79%      6.84%      6.79%     6.26%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                245%            306%         240%            95%        50%       115%      128%
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
   reimbursed expenses                            1.25%           0.96%        1.24%          1.24%      1.08%      1.01%     1.13%
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets prior to waived fees         5.15%           5.93%        5.72%          6.44%      6.52%      6.31%     5.60%
  and reimbursed expenses
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
CLASS A SHARE CALENDAR YEAR RETURNS (UNAUDITED)                 1997        1998            1995        1994       1993      1992
====================================================================================================================================
                                                                  8.73%       -0.11%         19.32%     -4.81%     10.67%     6.27%
Returns for other share classes may vary due to
different fees and expenses. These returns reflect fee
waivers and reimbursements, do not reflect sales
loads and are not a guarantee of future performance.
------------------------------------------------------------------------------------------------------------------------------------

/1/ Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds, and Stagecoach Fund.
/2/ The Fund changed its fiscal year-end from December 31 to June 30.
/3/ Total returns do not include any sales charges. Total returns for periods less than one year are not annualized.

22 Stagecoach Income Funds Prospectus

                                                                    See "How to Read the Financial Highlights" on page 59.
-----------------------------------------------------------------------------------------------------------------------------
                                        Dec 31,    Dec 31,    Dec 31,    Dec 30,   Dec 30,  Dec 30,   Dec 30,     Dec 30,
For the period ended:                    1995       1994       1993       1992      1991     1990      1989        1988
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                   $ 10.16   $ 11.44   $ 11.11   $ 11.54   $ 10.84   $ 10.75   $   10.29   $10.52
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)             0.73      0.74      0.78      0.83      0.90      0.92        0.95     0.57
  Net realized and
   unrealized gain
   (loss) on investments                   1.18     (1.28)     0.38     (0.15)     0.95      0.11        0.53    (0.22)
-----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations          1.91     (0.54)     1.16      0.68      1.85      1.02        1.47     0.35
-----------------------------------------------------------------------------------------------------------------------------
 Less distributions
  Dividends from net
   investment income                      (0.73)    (0.74)    (0.78)    (0.83)    (0.90)    (0.94)      (0.95)   (0.57)
  Distributions from net
   realized gain                           0.00      0.00     (0.05)    (0.28)    (0.24)     0.00       (0.06)   (0.01)
-----------------------------------------------------------------------------------------------------------------------------
 Total from distributions                 (0.73)    (0.74)    (0.83)    (1.12)    (1.15)    (0.94)      (1.01)   (0.58)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period         $ 11.34   $ 10.16   $ 11.44   $ 11.11   $ 11.54   $ 10.84   $   10.75   $10.29
-----------------------------------------------------------------------------------------------------------------------------
 Total return/3/                          19.32%   (4.81)%    10.67%     6.27%    18.08%    10.17%      14.82%    3.24%
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)                      $ $30,471   $35,838   $50,301   $40,883   $20,457   $11,116   $   4,238   $3,264
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets                      0.88%     0.76%     0.53%     0.47%     0.00%     0.07%       0.54%    0.29%
  Ratios of net investment
   income to
   average net assets                      6.79%     6.84%     6.79%     6.26%     8.30%     8.65%       8.89%    7.88%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                          95%       50%      115%      128%      100%        4%         11%     N/A
 Ratio of expenses to
  average net assets prior
  to waived fees and
-----------------------------------------------------------------------------------------------------------------------------
   reimbursed expenses                     1.24%     1.08%     1.01%     1.13%     1.87%     2.72%       4.45%    7.31%
 Ratio of net investment
  income to average net assets prior
-----------------------------------------------------------------------------------------------------------------------------
   to waived fees                          6.44%     6.52%     6.31%     5.60%     6.43%     6.00%        N/A      N/A
  and reimbursed expenses
                                          19.32%    -4.81%    10.67%     6.27%    18.08%    10.17%      14.82%

                                           Stagecoach Income Funds Prospectus 23

U. S. Government Income Fund/1/              Financial Highlights
See "Historical Fund Information" on page 51.

==================================================================================================================================
For Shares Outstanding
==================================================================================================================================
                                                                                            CLASS B SHARES --
                                                     CLASS C SHARES -- COMMENCED            COMMENCED
                                                     ON DECEMBER 15, 1997                   ON JULY 1, 1993
                                                    ------------------------------------------------------------------------------
                                                          June 30,         Dec. 31,           June 30,
 For the period ended:                                    1998/2/            1997             1998/2/
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 10.70            $ 10.72           $10.71      $10.49      $ 11.17
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)                              0.26               0.03             0.26        0.55         0.58
  Net realized and unrealized gain
   (loss) on investments                                    0.06              (0.02)            0.05        0.22        (0.68)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                           0.32               0.01             0.31        0.77        (0.10)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                     (0.26)             (0.03)           (0.26)      (0.55)       (0.58)
  Distributions from net realized gain                      0.00               0.00             0.00        0.00         0.00
----------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                   (0.26)             (0.03)           (0.26)      (0.55)       (0.58)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 10.76            $ 10.70           $10.76      $10.71      $ 10.49
----------------------------------------------------------------------------------------------------------------------------------
 Total return/3/                                            2.98%              0.08%            2.88%       7.56%       (0.79)%
----------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                       $29,867            $26,401           $2,262      $1,772      $ 2,290
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets
  (annualized)
  Ratio of expenses to average
   net assets                                               1.59%              1.58%            1.59%       1.62%        1.62%
  Ratio of net investment income to
   average net assets                                       4.78%              5.75%            4.76%       5.27%        5.50%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                          245%               306%             245%        306%         240%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
  prior to waived fees and reimbursed                       1.90%              1.87%            2.46%       3.06%        3.39%
 expenses
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets prior to waived                        4.47%              5.46%            3.89%       3.83%        3.73%
  fees and reimbursed expenses
----------------------------------------------------------------------------------------------------------------------------------

/1/ Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds and Stagecoach Funds.
/2/  The Fund changed its fiscal year-end from December 31 to June 30.
/3/ Total returns do not include any sales charges. Total returns for periods less than one year are not annualized.

24 Stagecoach Income Funds Prospectus

                          See "How to Read the Financial Highlights" on Page 59.
--------------------------------------------------------------------------------

=========================================================================================================================

=========================================================================================================================
                                                              Dec. 31,   Dec. 31,    Dec. 31,     Dec. 31,   Dec. 31,
                                                               1997        1997        1997         1997      1997
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                            $10.49     $11.17     $10.01     $11.26      $11.37
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)                                     0.55       0.58       0.64       0.65        0.32
  Net realized and unrealized gain
   (loss) on investments                                           0.22      (0.68)      1.16      (1.25)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                  0.77      (0.10)      1.80      (0.60)       0.26
-------------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                            (0.55)     (0.58)     (0.64)     (0.65)      (0.32)
                                                                  (0.00)     (0.00)     (0.00)     (0.00)      (0.05)
-------------------------------------------------------------------------------------------------------------------------
 Total from distributions                                         (0.55)     (0.58)     (0.64)     (0.65)      (0.37)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $10.71     $10.49     $11.17     $10.01      $11.26
-------------------------------------------------------------------------------------------------------------------------
 Total returns                                                     7.56%     (0.79)%    18.54%     (5.45)%      2.25%
-------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)
 Ratios to average net assets (annualized)                       $1,772     $2,290     $2,793     $3,722      $9,594
-------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                          1.62%      1.62%      1.62%      1.37%       0.90%
  Ratio of net investment income to average net assets             5.27%      5.50%      6.07%      6.14%       5.90%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                 306%       240%        95%        50%        115%
-------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
  prior to waived fees and reimbursed expenses                     3.06%      3.39%      2.29%      1.87%       2.03%
-------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                     3.83%      3.73%      5.40%      5.64%       4.77%
-------------------------------------------------------------------------------------------------------------------------

                                           Stagecoach Income Funds Prospectus 25

Variable Rate Government Fund
--------------------------------------------------------------------------------

               Portfolio Managers:   Paul Single (since 11/90)
                                     Scott Smith (since 10/93)
--------------------------------------------------------------------------------

[LOGO OF       Investment Objective
ARROW]
               The Variable Rate Government Fund seeks to earn a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

               Investment Policies

               We actively manage a diversified portfolio primarily of adjustable rate mortgage securities, also known as "ARMS". We invest in obligations of any maturity, but under ordinary conditions we will maintain a dollar-weighted average maturity of between 10 to 30 years. In unusual circumstances, the dollar-weighted average maturity may be below 10 years. We also may invest in U.S. Treasury securities with remaining maturities of up to 5 years.
--------------------------------------------------------------------------------

[LOGO OF       Permitted Investments
PERCENTAGE
SIGN]          Under normal market conditions, we invest:

               . at least 65% of our total assets in ARMS issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

               . in adjustable rate portions of collateralized mortgage obligations ("CMOs") issued by U.S. Government agencies and CMO's rated "AAA" by S&P, or "Aaa" by Moody's; and

               . no more than 5% of our assets in securities purchased on a "when-issued" basis.

               We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

26  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
POINT]         You should consider both the General Investment Risks beginning on page 30 and the specific risks listed below. They are equally important to your investment choice.

               The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.
--------------------------------------------------------------------------------

[LOGO OF       Additional Fund Facts
ADDITION
SIGN]          Adjustable rate mortgages ("ARMs") have interest rates tied to an index, such as U.S. Treasury bill rates or the federal funds target rate, so that payments may be periodically reset according to changes in the index. Individual ARMs are bundled together and sold as securities. Unlike conventional debt securities, which typically make semi-annual interest payments and repay principal at maturity, ARMs provide a monthly payment of a pro-rated share of both interest payments and payments and pre-payments of principal. Since ARMs adjust to interest rate changes, they may be less sensitive to interest rate changes than their weighted-average maturity might suggest.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 6.

                                           Stagecoach Income Funds Prospectus 27

Variable Rate Government Fund                               Financial Highlights
See "Historical Fund Information" on page 51
--------------------------------------------------------------------------------

==================================================================================================
FOR SHARES OUTSTANDING
==================================================================================================
                         CLASS A SHARES -- COMMENCED
                         ON NOVEMBER 1, 1990
                         -------------------------------------------------------------------------
                           June 30,   DEC. 31,    DEC. 31,
FOR THE PERIOD ENDED:        1998       1997        1996
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period           $   9.23   $   9.25   $   9.35   $   9.19   $     9.99   $     9.95
-----------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income (loss)      0.24       0.51       0.50       0.53         0.43         0.44
  Net realized and unrealized
  gain (loss) on Investments       (0.04)     (0.02)     (0.10)      0.16        (0.80)        0.04
-----------------------------------------------------------------------------------------------------
 Total from Investment operations   0.20       0.49       0.40       0.69        (0.37)        0.48
-----------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income               (0.24)     (0.51)     (0.46)     (0.53)       (0.43)       (0.44)
  Distributions from net
   realized gain                    0.00       0.00      (0.04)      0.00         0.00         0.00
-----------------------------------------------------------------------------------------------------
 Total from distributions          (0.24)     (0.51)     (0.50)     (0.53)       (0.43)       (0.44)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period $   9.19   $   9.23   $   9.25   $   9.35   $     9.19   $     9.99
-----------------------------------------------------------------------------------------------------
 Total return/2/                    2.16%      5.43%      4.41%      7.69%      (3.81)%        4.87%
-----------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)                $164,994   $227,353   $393,948   $653,897   $1,215,546   $1,949,013
-----------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratios of expenses to
   average net assets               0.78%      0.81%      0.88%      0.84%        0.79%        0.76%
  Ratio of net investment
   income to average net assets     5.21%      5.55%      5.36%      5.71%        4.40%        4.37%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover                   45%        92%       277%       317%         164%         201%
-----------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets
  prior to waived fees and
   reimbursed expenses              1.11%      1.09%      0.98%      0.96%        0.94%        0.95%
-----------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net assets
  prior to waived fees              4.88%      5.27%      5.26%      5.59%        4.25%        4.18%
  and reimbursed expenses
-----------------------------------------------------------------------------------------------------
=====================================================================================================
 CLASS A SHARE CALENDAR  RETURNS (UNAUDITED)   1997       1996       1995         1994         1993
=====================================================================================================
 Returns for other share classes may vary      5.43%      4.41%      7.69%       -3.81%        4.87%
 due to different fees and expenses. These
 returns reflect fee waivers and
 reimbursements, do not reflect sales
 loads and are not a guarantee of future
 performance.
--------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from December 31 to June 30.
/2/ Total returns do not include any sales charges. Total returns for periods less than one year are not annualized.

28 Stagecoach Income Funds Prospectus

                           See "How to Read the Financial Highlights" on page 59
--------------------------------------------------------------------------------

============================================================================================================

============================================================================================================

------------------------------------------------------------------------------------------------------------
                                  Dec 31,      Dec 31,      Dec 31,      Dec 30,     Dec 30,    Dec 30,
For the period ended:               1995        1994         1993         1992        1991       1990
------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period             $   9.19   $     9.99   $     9.95   $    10.13   $  10.12   $  10.00
------------------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income (loss)        0.53         0.43         0.44         0.59       0.78       0.08
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
   (loss) on investments              0.16        (0.80)        0.04        (0.18)      0.01       0.12
------------------------------------------------------------------------------------------------------------
 Total from investment operations     0.69        (0.37)        0.48         0.41       0.79       0.20
------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income                 (0.53)       (0.43)       (0.44)       (0.59)     (0.78)     (0.08)
------------------------------------------------------------------------------------------------------------
  Distributions from net
   realized gain                      0.00         0.00         0.00         0.00       0.00       0.00
------------------------------------------------------------------------------------------------------------
 Total from distributions            (0.53)       (0.43)       (0.44)       (0.59)     (0.78)     (0.08)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                          $   9.35   $     9.19   $     9.99   $     9.95   $  10.13   $  10.12
------------------------------------------------------------------------------------------------------------
 Total return/2/                      7.69%       (3.81)%       4.87%        4.23%      8.60%      2.75%
------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)                  $653,897   $1,215,546   $1,949,013   $2,559,363   $566,840   $  6,858
------------------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratios of expenses to
   average net assets                 0.84%        0.79%        0.76%        0.75%      0.50%      0.00%
------------------------------------------------------------------------------------------------------------
  Ratio of net investment
   income to average net assets       5.71%        4.40%        4.37%        5.62%      7.36%      4.93%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover                    317%         164%         201%         197%       250%       N/A
------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets
  Prior to waived fees and
   Reimbursed expenses                0.96%        0.94%        0.95%        0.94%      1.08%      5.48%
------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net assets
  prior to waived fees                5.59%        4.25%        4.18%        5.43%      6.78%     (0.55)%
  and reimbursed expenses
============================================================================================================
 CLASS A SHARE CALENDAR
  RETURNS (UNAUDITED)                 1995          1994         1993         1992       1991       1990
============================================================================================================
                                      7.69%       -3.81%        4.87%        4.23%      8.60%     2.75%
------------------------------------------------------------------------------------------------------------

                                           Stagecoach Income Funds Prospectus 29

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risks tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to certain services for a Fund, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Funds invest in securities that involve particular kinds of risk.

 . The Funds invest in debt instruments, such as notes and bonds, that are subject to credit risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

 . The Funds' debt instruments are also subject to interest rate risk. Interest-rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment. Each Fund may continue to hold debt instruments that cease to be rated by a nationally recognized ratings organization or whose rating falls below the levels permitted for such

30 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------
     Fund, provided Wells Fargo Bank deems the securities to be of comparable quality to rated or higher-rated securities. Unrated or downgraded securities may be more susceptible to interest rate and credit risk than rated or higher-rated securities.

 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.

 .    The Funds also invest a portion of their assets in GNMAs, FNMAs and FHLMCs.
     Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to investors through securities dealers. Once approved by GNMA, a government corporation within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal of a GNMA security is guaranteed by the full faith and credit of the U.S. Government. FNMA and FHLMC are federally chartered corporations supervised by the U.S. Government, acting as government-sponsored enterprises. FNMA and FHLMC securities are not direct obligations of the U.S. Treasury, and are supported by the credit of FNMA or FHLMC only. FNMA guarantees timely payment of interest and principal on its securities; FHLMC guarantees timely payment of interest and ultimate payment of principal only.

 .    The Funds may enter into forward currency exchange contracts ("forward contracts") to try to reduce currency exchange risks to the Funds from foreign securities investments. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivative may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The market value of lower rated, fixed-income securities and unrated securities of comparable quality tends to reflect individual developments

                                         Stagecoach Income Funds Prospectus   31

General Investment Risks
--------------------------------------------------------------------------------

   affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and generally involve more credit risk than securities in the higher rating categories. Even securities rated "BBB" by S&P or by Moody's, ratings which are considered investment grade, possess some speculative characteristics.

 . The Strategic Income Fund invests in income-producing equity securities that are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the portfolio. Certain types of stock and certain stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity market, as measured by the S&P 500 Index and other commonly used indexes, is trading at or close to record levels. There can be no guarantee that these performance levels will continue.

 .  The Strategic Income Fund may invest in smaller companies, foreign companies
   (including investments made through American Depositary Receipts and similar instruments), and in emerging markets that are subject to additional risks, including less liquidity and greater volatility. The Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

32 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk-- The risk that an adverse change in the diplomatic relations between the U.S. and another country might reduce the value or liquidity of investments in either country.

Experience Risk-- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk-- The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase a Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment Risk-- The risk that, as interest rates fall, homeowners will refinance existing mortgages, causing mortgage-backed securities to have reduced yields.

Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

                                           Stagecoach Income Funds prospectus 33

General Investment Risks
--------------------------------------------------------------------------------

Regulatory Risk-- The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risks-- Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900. Most of the services provided to the Funds depend on the proper functioning of computer systems. Any failure to adapt these systems in time could hamper the Funds' operations and services. The Funds' principal service providers have advised the Funds that they are working on necessary changes to their systems and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, because the Year 2000 issue affects virtually all organizations and governments, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

34  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

 Investment Practice/Risk

 The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objectives and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each.

 The Investment Objectives described for the other Funds are fundamental and cannot be changed without approval by vote of a majority of shareholders.

 Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees. In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

 Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its investment objective.

                                           Stagecoach Income Funds Prospectus 35

                                                                          CORPORATE     SHORT      STRATEGIC  U.S. GOVT  VARIABLE
                                                                             BOND    INTERMEDIATE    INCOME     INCOME     RATE
====================================================================================================================================
INVESTMENT PRACTICE                                     RISK
====================================================================================================================================
Floating And Variable Rate Debt
Instruments with interest rates that are adjusted       Interest Rate             .        .           .           .         .
either on a schedule or when an index or benchmark      and Credit Risk
changes.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security
agrees to buy back a security at an agreed upon         Credit and                .        .           .           .         .
time and price, usually with interest.                  Counter-Party Risk
------------------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual    Market Risk               .        .           .           .         .
fund. A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will
be borne by fund shareholders.
------------------------------------------------------------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future         Interest Rate Risk
payments of interest or a future payment of                                       .        .           .           .
principal, but not both. These securities tend
to have greater interest rate sensitivity
than conventional debt obligations.  Each Fund
may invest up to 20% of assets in interest only
or principal only obligations or a combination
thereof.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities
A security that cannot be readily sold, or cannot       Liquidity Risk
be readily sold without negatively affecting its                                  .        .           .           .         .
fair price. Limited to 10% of assets for the
Variable Rate Government Fund and 15% of assets
for all other Funds.
------------------------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers  Credit Leverage, and
and financial institutions to increase return on        Counter-Party Risks       .        .           .           .         .
those securities.  Loans may be made in
accordance with existing investment policies.
(Loans may not exceed 33 1/2%.)
------------------------------------------------------------------------------------------------------------------------------------
Forward Commitments, When-issued Securities
and Delayed Delivery Transactions                       Interest Rate,           .        .           .           .         .
Securities bought or sold for delivery at a later       Leverage, Credit
date or bought or sold for a fixed price at             and Experience
a fixed date.                                           Risk
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow an equivalent of 10%              Leverage Risk             .        .           .           .         .
(20% for the US Government Income Fund) of
total assets from banks for temporary purposes
to meet shareholder redemptions.
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities
Securities consisting of an undivided fractional        Interest Rate, Credit
interests in pools of consumer loans, such as           and Experience Risk       .        .           .           .         .
car loans or credit card debt, or receivables
held in trust.
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company                 Information, Political,
or debt of a foreign government in the form             Regulatory, Diplomatic    .        .           .
of an American Depositary Receipt                       Liquidity and Currency
or similar instrument.  Limited to 25% of assets.       Risk
------------------------------------------------------------------------------------------------------------------------------------
High Yield Securities
Fixed-Income securities of lower quality that           Interest Rate and
produce generally higher rates of return.  These        Credit Risk               .                    .
securities tend to be more sensitive to
economic conditions and during sustained periods
of rising interest rates, may experience interest
and/or principal defaults.
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of            Credit Risk
a larger loan made by a bank.  Generally sold                                     .                    .
without guarantee or recourse, some participations
sell at a discount because of the borrower's
credit problems. Limited to 5% of total assets.
------------------------------------------------------------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which       Liquidity Risk            .                    .
may be resold in accordance with Rule 144A of the
Securities Act of 1933.
------------------------------------------------------------------------------------------------------------------------------------

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 . Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 . Class B Shares - with a contingent deferred sales charge ("CDSC") that diminishes over time, and higher on-going expenses than Class A shares.

 . Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after six years to avoid the higher on-going expenses assessed against Class B shares. The Variable Rate Government Fund is not available in Class B shares.

Class C shares are available for the Corporate Bond, Strategic Income and U.S. Government Income Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for each Fund and the following sales charge schedule before making your decision. You should also review the "Reduced Sales Charges" section below. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

                                           Stagecoach Income Funds Prospectus 37

A Choice of Share Classes
--------------------------------------------------------------------------------

=======================================================================================================
 CLASS A SHARES FOR THE CORPORATE BOND, STRATEGIC INCOME AND U.S. GOVERNMENT INCOME FUNDS HAVE
 THE FOLLOWING SALES CHARGE SCHEDULE:
=======================================================================================================
     AMOUNT            FRONT-END SALES CHARGE AS    FRONT-END SALES CHARGE AS    DEALER ALLOWANCE AS %
   OF PURCHASE         % OF PUBLIC OFFERING PRICE   % OF NET AMOUNT INVESTED    OF PUBLIC OFFERING PRICE
-------------------------------------------------------------------------------------------------------
 Less than $50,000                 4.50%                     4.71%                        4.00%
-------------------------------------------------------------------------------------------------------
 $50,000 to $99,999                4.00%                     4.17%                        3.55%
-------------------------------------------------------------------------------------------------------
 $100,000 to $249,999              3.50%                     3.63%                       3.125%
-------------------------------------------------------------------------------------------------------
 $250,000 to $499,999              2.50%                     2.56%                        2.00%
-------------------------------------------------------------------------------------------------------
 $500,000 to $999,999              2.00%                     2.04%                        1.75%
-------------------------------------------------------------------------------------------------------
 $1,000,000 and over/1/            0.00%                     0.00%                        1.00%
-------------------------------------------------------------------------------------------------------

/1/We will assess Class A share purchases of $1,000,000 or more a 1,00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.
=======================================================================================================
 CLASS A SHARES FOR THE SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME, AND VARIABLE
 RATE GOVERNMENT FUNDS HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
=======================================================================================================
       AMOUNT          FRONT-END SALES CHARGE AS    FRONT-END SALES CHARGE AS    DEALER ALLOWANCE AS %
    OF PURCHASE        % OF PUBLIC OFFERING PRICE   % OF NET AMOUNT INVESTED    OF PUBLIC OFFERING PRICE
-------------------------------------------------------------------------------------------------------
 Less than $100,000              3.00%                      3.09%                         2.65%
-------------------------------------------------------------------------------------------------------
 $100,000 to $249,999            2.25%                      2.30%                         2.00%
-------------------------------------------------------------------------------------------------------
 $250,000 to $499,999            1.50%                      1.52%                         1.30%
-------------------------------------------------------------------------------------------------------
 $500,000 to $999,999            0.60%                      0.60%                         0.50%
-------------------------------------------------------------------------------------------------------
 $1,000,000 and over/1/          0.00%                      0.00%                         0.25%
-------------------------------------------------------------------------------------------------------

/1/We will assess Class A share purchases of $1,000,000 or more a 1,00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Please note that Class A shares of other Funds listed in other prospectuses have different loads and breakpoints levels.

38 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

===============================================================================
CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING CHARGE SCHEDULE:
===============================================================================
REDEMPTION WITHIN:  1 year  2 years  3 years  4 years  5 years  6 years
-------------------------------------------------------------------------------
CDSC                 5.00%   4.00%    3.00%    3.00%    2.00%    1.00%
-------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. The distributor pays sales commissions of up to 4.00% of the purchase price of Class B shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires and the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

                                       Stagecoach Income Funds Prospectus     39

Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of these potential reductions when you are deciding which share class to buy.

Class A Share Reductions:

 . You pay no sales charges on Fund shares you buy with reinvested distributions.

 . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 . By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 . Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Stagecoach front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 . If you are reinvesting the proceeds of a Stagecoach Fund redemption for shares on which you have already paid a front-end sales charge, you have 120 days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

 . You may reinvest into a Stagecoach Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the last 30 days.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

40  Stagecoach Income Funds Prospectus

-------------------------------------------------------------------------------
You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or

 .    the members of a "qualified group" which consists of a "Company" (as defined in the Investment Company Act of 1940 ("1940 Act"), and related parties of such a "Company", which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

     How a Letter of Intent Can Save You Money!

     If you plan to invest, for example, $100,000 in the Corporate Bond Fund in installments over the next year, by signing a letter of intent you would pay only a 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $50,000, then 4.00% on the next $49,999!

Class B and Class C Share CDSC Reductions
 .    You pay no CDSC on Funds shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Stagecoach
     Funds, in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class C share CDSC for certain types of accounts.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .  Current and retired employees, directors and officers of:
   . Stagecoach Funds and its affiliates;

                                           Stagecoach Income Funds Prospectus 41

Reduced Sales Charges
--------------------------------------------------------------------------------
     .  Wells Fargo Bank and its affiliates;
     . Stephens Inc. and its affiliates; and . Broker-Dealers who act as selling agents.

 .    The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director or officer.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment wrap accounts with whom Stagecoach Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders or for Fund shares included in other investment plans such as "wrap accounts". If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions governing that account. These directions may supersede the terms and conditions discussed here.

Class B shares you purchased prior to March 3, 1997, are subject to a CDSC if they are redeemed within four years of purchase. The CDSC schedule for these shares is below:

------------------------------------------------------------------------
 REDEMPTION WITHIN:  1 year  2 years  3 years  4 years  5 years  6 years
------------------------------------------------------------------------
 CDSC                2.00%   2.00%      1.00%    1.00%    0.00%    0.00%
------------------------------------------------------------------------

The above schedule does not apply for any new shares purchased.
If you exchange Class B shares for Class B shares of another Fund, you will retain the above CDSC schedule on your exchanged shares, but additional shares of the newly purchased Fund will age at the higher CDSC schedule.

42  Stagecoach Income Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:

 . By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

 .  Through a brokerage account with an approved selling agent; or

 . Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

 .  $1,000 per Fund minimum initial investment, or

 .  $100 per Fund minimum initial investment if you use the AutoSaver option.

 .  $100 per Fund for all investments after your first.

 . We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

Important Information:

 . Read this prospectus carefully. Discuss any questions you have with your selling agent. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your selling agent or by calling 1-800-222-8222.

 . We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 PM (Pacific time. ) Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the close are processed the next business day.

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 . We determine the Net Asset Value (NAV) of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current

                                          Stagecoach Income Funds Prospectus  43

Your Account
--------------------------------------------------------------------------------

     market prices. See the Statement of Additional Information for further disclosure.

 .    We will process all requests to buy and sell shares at the first NAV calculated after the request in proper form is received.

 .    You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your Selling Agent if you are buying shares through a brokerage account.

 .    Once an account has been opened, you can add additional Funds under the same registration without completing a new application.

 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected.

44   Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------
How to Buy Shares

The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

================================================================================
BY MAIL
================================================================================
 If you are buying shares for the first time:
------------------------------------------------
 Complete a Stagecoach Funds application. Be
 sure to indicate the Fund name and the share
 class into which you intend to invest.
---------------------------------------------------    Mail to:
 Enclose a check for at least $1,000 made out in       Stagecoach Funds
 the full name and share class of the Fund. For        PO Box 7066
 example, "Stagecoach Corporate Bond Fund, Class B".   San Francisco, CA
---------------------------------------------------    94120-9201

 You may start your account with $100 if you
 elect the Systematic Purchase option
 on the application.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 If you are buying additional shares:
--------------------------------------------------------------------------------
 Make a check payable to the full name and share       Mail to:
 class of your Fund for at least $100. Be sure         Stagecoach Funds
 to write your account number on the check as well.    PO Box 7066
---------------------------------------------------    San Francisco, CA
 Enclose the payment stub/card from your               94120-9201
 statement if available.
--------------------------------------------------------------------------------

================================================================================
 BY WIRE
================================================================================
 IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 If you do not currently have an account, complete     Mail To:
 a Stagecoach Funds application. You must wire at      Stagecoach Funds
 least $1,000. Be sure to indicate the fund name       PO Box 7066
 and the share class into which you intend to          San Francisco, CA
 invest.                                               94120-9201
---------------------------------------------------    Fax to:
 Mail the completed application.                       1-415-546-0280
---------------------------------------------------
 You may also fax the completed application (with
 original to follow).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 Instruct your wiring bank to transmit              WIRE TO:
 at least $100 according to the instructions        Wells Fargo Bank, N.A.
 given to the right. Be sure to have the            San Francisco, California
 wiring bank include your current account           Bank Routing Number:
 number and the name your account is registered in. 121000248 ------------------------------------------------- Wire Purchase Account
                                                    Number:
                                                    4068-000587
                                                    Attention:
                                                    Stagecoach Funds (Name of
                                                    Fund and Share
                                                    Class)
                                                    Account Name:
                                                    (Registration Name
                                                    Indicated on Application)
                                                    ----------------------------

                                           Stagecoach Income Funds Prospectus 45

Your Account
--------------------------------------------------------------------------------

================================================================================
By Phone
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
------------------------------------------------
You can only make your first purchase of a
Fund by phone if you already have an existing
Stagecoach Account.
------------------------------------------------

 Call Investor Services and instruct the                  Call:
 representative to either:                                1-800-222-8222
 .  transfer at least $1,000 from a linked
    settlement account, or
 .  exchange at least $1,000 worth of shares
    from an existing Stagecoach Fund.
    Please see "Exchanges" for special rules.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Call Investor Services and instruct the
representative to either:
 .  transfer at least $100 from a linked
    settlement account, or                                Call:
 .  exchange at least $100 worth of shares                1-800-222-8222
    from another Stagecoach Fund.
-------------------------------------------------------------------------------

Selling Shares:

The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or by telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
BY MAIL
================================================================================

Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full
Redemption").

------------------------------------------------
Make sure all the account owners sign
the request.
------------------------------------------------

You may request that redemption proceeds be               Mail to:
sent to you by check, by ACH transfer into a              Stagecoach Funds
bank account, or by wire ($5,000 minimum).                PO Box 7066
Please call Investor Services regarding                   San Francisco, CA
requirements for linking bank accounts or for             94120-9201
wiring funds.  We reserve the right to charge
a fee for wiring funds although it is not
currently our practice to do so.
------------------------------------------------
Signature Guarantees are required for mailed
redemption requests over $5,000. You can get
a signature guarantee at financial institutions
such as a bank or brokerage house. We do not
accept notarized signatures.
--------------------------------------------------------------------------------

46 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

================================================================================
BY PHONE
================================================================================
 Call Investor Services to request a redemption
 of at least $100. Be prepared to provide your
 account number and Taxpayer Identification Number.
----------------------------------------------------
 Unless you have instructed us otherwise, only
 one account owner needs to call in redemption
 requests.
----------------------------------------------------
 You may request that redemption proceeds be
 sent to you by check, by transfer into an
 ACH-linked bank account, or by wire
 ($5,000 minimum). Please call Investor
 Services regarding requirements for linking
 bank accounts or for wiring funds.  We reserve
 the right to charge a fee for wiring funds
 although it is not currently our practice to do so.
----------------------------------------------------
                                                       Call:
 Telephone privileges are automatically made           1-800-222-8222
 available to you unless you specifically
 decline them on your application or
 subsequently in writing.
----------------------------------------------------
 Phone privileges allow us to accept transaction
 instructions by anyone representing themselves
 as the shareholder and who provides reasonable
 confirmation of their identity, such as
 providing the Taxpayer Identification Number on
 the account. We will not be liable for any
 losses incurred if we follow telephone
 instructions we reasonably believe to be genuine.
----------------------------------------------------
 Telephone requests are not accepted if the
 address on your account was changed by phone in
 the last 15 days.
-------------------------------------------------------------------------------

================================================================================
 GENERAL NOTES FOR SELLING SHARES
================================================================================
 We process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the close of trading on the NYSE are processed on the same business day.
--------------------------------------------------------------------------------
 We determine the NAV each day as of the close of regular trading on the NYSE, which is generally 1:00 P.M. (Pacific time).
--------------------------------------------------------------------------------
 Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
 If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------

 We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check or Systematic Purchase have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------
 Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------
                                      Stagecoach Income Funds Prospectus      47

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . If you exchange between Class A shares, you will have to pay any difference between a load you have already paid and the load you are subject to in the new Fund (less the difference between any load already paid under the maximum 3% load schedule and the maximum 4.5% schedule).

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . If you are exchanging from a higher-load Fund to a lower or no-load Fund, then back to the higher load, it is up to you to inform Stagecoach Funds that you have already paid the higher load.

 .  Exchanges between Class B shares, between Class C shares or between either
   Class B or Class C shares and a Stagecoach money market fund will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. This also applies to exchanges of Class A shares that are subject to a CDSC.

 . Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 . You may make exchanges between like share classes. You may also exchange from Class A, B or C shares and non-institutional shares to a non-institutional money market fund.

48  Stagecoach Income Funds Prospectus

Additional Services and Other Information
------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.


 . Systematic Purchase Plan (formerly the Autosaver Plan) - With this program, you can regularly purchase shares of a Stagecoach Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 20th day of the month.


 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Stagecoach Fund you own for shares of another Stagecoach Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distribution Options
You may choose to do any of the following:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .  Fund Purchase Plan - Uses your distributions to buy shares at NAV of another
   Stagecoach Fund of the same share class or a money market

                                           Stagecoach Income Funds Prospectus 49

Additional Services and Other Information
--------------------------------------------------------------------------------

 .    Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.

 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     Two Things to Keep in Mind About Distributions

     Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions . These are taxable to you as ordinary income. A portion of such dividends may be excluded by corporate shareholders when determining their federal taxable income.

We will pass on to you any net capital gains earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

In general, all distributions will be taxable to you when paid even if they are paid in additional Fund shares. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were

50   Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distributions from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will also be subject to back-up withholding taxes.

Historical Fund Information:


U.S. Government Income Fund-- Commenced operations on April 7, 1988, as the U.S. Government Income Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank. On December 12, 1997, the Overland Express Fund was reorganized as the U.S. Government Income Fund of Stagecoach Funds. For accounting purposes, the Overland Express Fund is considered the surviving entity and the financial highlights shown are for the former Class A and D shares of the Overland Fund. The Overland Fund did not offer Class B shares.

Variable Rate Government Fund-- Commenced operations on November 1, 1990, as the Variable Rate Government Fund of Overland another investment company advised by Wells Fargo Bank. On December 12, 1997, the Overland Express Fund was reorganized as a Fund of Stagecoach Funds. Performance for the period prior to December 15, 1997, reflects the performance of the Overland Fund. The Fund's manager has voluntarily waived or reimbursed expenses to the Funds; without these reductions, the Fund's performance would have been lower.


Wells Fargo & Company/Norwest Merger-- On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other ser-

                                           Stagecoach Income Funds Prospectus 51

Additional Services and Other Information

--------------------------------------------------------------------------------

vices to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

Share Class-- This Prospectus contains information about Class A, Class B and Class C shares. Some of the Funds may offer additional share classes with different expenses and returns than those described here. Call Stephens at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Conversion of Class B Shares-- We will convert Class B shares into Class A shares at the month end following the six-year anniversary of their original purchase. This is done to avoid the higher on-going Rule 12b-1 fees assessed to Class B shares. The conversion is done at NAV and, since it is unlikely that Class A and Class B shares of the same Fund will have the same NAV on a given date, the conversion is on a dollar-value basis, not a share-for-share basis.

Minimum Account Value-- Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements-- We mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Dealer Concessions and Rule 12b-1 Fees-- Stephens as the Fund's distributor, will pay the portion of the Class A share sales charge shown as the Dealer Allowance to the selling agent, if any. Stephens also compensates selling agents for the sale of Class B and Class C shares and is reimbursed through Rule 12b-1 fees and contingent deferred sales charges. Selling agents may receive different compensation for sales of Class A, Class B and Class C shares of the same Fund. Stephens may, from time to time pay additional compensation to selling agents that will not exceed the maximum compensation permitted under Rule 12b-1.

52 Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Statement of Additional Information-- Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for each Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act-- Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statements of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights-- All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.

                                          Stagecoach Income Funds Prospectus  53

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for each of the Funds.

About Stagecoach
Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below.
If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

============================================================================================================================
                                               SHAREHOLDERS
============================================================================================================================

============================================================================================================================
                                 FINANCIAL SERVICES FIRMS AND SELLING AGENTS
============================================================================================================================
                      ADVISE CURRENT AND PROSPECTIVE SHAREHOLDERS ON THEIR fUND INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
                                                                     TRANSFER AND
    DISTRIBUTOR &                                                DIVIDEND DISBURSING              SHAREHOLDER
   CO-ADMINISTRATOR                ADMINISTRATOR                      AGENT                     SERVICING AGENTS
============================================================================================================================
 Stephens Inc.                    Wells Fargo Bank                Wells Fargo Bank              Various Agents
 525 Market St.                   111 Center St.                  525 Market St.
 Little Rock, AR                  San Francisco, CA               San Francisco, CA

 Markets the Funds,               Manages the Funds'              Maintains records of          Provide services
 distributes shares, and          business activities             shares and supervises         to customers
 manages the Funds'                                               the paying of dividends
 business activities
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
                                             INVESTMENT SUB-ADVISOR
============================================================================================================================
                          Wells Capital Management, 525 Market St., San Francisco, CA
                                  Manages the Funds' Investment activities
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
           INVESTMENT ADVISOR                                                        CUSTODIAN
============================================================================================================================
 Wells Fargo Bank, 525 Market St., San Francisco, CA                  Wells Fargo Bank, 525 Market St., San Francisco, CA
 Manages the Funds' investment activities                             Provides safekeeping for the Funds' assets
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
                                                 BOARD OF DIRECTORS
============================================================================================================================
                                         Supervises the Funds' activities
----------------------------------------------------------------------------------------------------------------------------

54  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, amending fundamental investment strategies or policies.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described. The Statement of Additional Information has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company As of August 1, 1998, Wells Fargo Bank and its affiliates managed over $63 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal year:

--------------------------------------------------------------------------------
 Corporate Bond Fund                                             .50%
--------------------------------------------------------------------------------
 Short-Intermediate U.S. Government Income                       .40%
--------------------------------------------------------------------------------
 Strategic Income Fund                                           .60%
--------------------------------------------------------------------------------
 U.S. Government Income Fund                                     .50%
--------------------------------------------------------------------------------
 Variable Rate Government                                        .41%
--------------------------------------------------------------------------------

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for each of the Funds. As of August 1, 1998, WCM provided investment advice for assets in excess of $32 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank N.A. .15% of each Fund's assets up to the first $400 million,
 .125% of the next $400 million in assets, and .10% of all assets over $800 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000 per Fund. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

                                           Stagecoach Income Funds Prospectus 55

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Administrator

Wells Fargo Bank is the administrator of the Funds.  Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-administrator

Stephens is the Funds' distributor and co-administrator. Stephens receives .04% of each Fund's assets for its services as co-administrator. Stephens also receives all loads, CDSCs and distribution plan fees. It uses a portion of these amounts to compensate selling agents for their services in marketing the Funds' shares.

Distribution Plan

We have adopted distribution plans for the Funds. For Class A shares of the Short-Intermediate U.S. Government Income and U.S. Government Income Funds, these plans are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials. For Class A shares of the Variable Rate Government Fund and the Class B and Class C shares of the Funds, these plans are used to pay for distribution-related services including ongoing compensation to Selling Agents. Each Fund may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher assets levels pay a higher proportion of these costs. The fees paid under these plans are as follows:

--------------------------------------------------------------------------------
                                              CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
 Corporate Bond Fund                           .05%      .75%      .75%
--------------------------------------------------------------------------------
 Short-Intermediate U.S. Government Income     .05%      .75%       N/A
--------------------------------------------------------------------------------
 Strategic Income Fund                         .05%      .75%      .75%
--------------------------------------------------------------------------------
 U.S. Government Income Fund                   .05%      .70%      .75%
--------------------------------------------------------------------------------
 Variable Rate Government                      .25%       N/A      N/A
--------------------------------------------------------------------------------

56   Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Shareholder Servicing Plan

We have Shareholder Servicing Plans for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services each Fund pays as follows:

--------------------------------------------------------------------------------
                                              CLASS A        CLASS B   CLASS C
--------------------------------------------------------------------------------
 Corporate Bond Fund                            .25%           .25%      .25%
--------------------------------------------------------------------------------
 Short-Intermediate U.S. Government Income      .30%           .25%       N/A
--------------------------------------------------------------------------------
 Strategic Income Fund                          .25%           .25%      .25%
--------------------------------------------------------------------------------
 U.S. Government Income Fund                    .30%           .30%      .25%
--------------------------------------------------------------------------------
 Variable Rate Government                       .25%            N/A       N/A
--------------------------------------------------------------------------------

Portfolio Managers

The following is a list of portfolio managers identified within the various Funds' summaries. More detailed biographical information is available in the Statement of Additional Information.

 .    Madeleine Gish, CFA

     With Wells Fargo since 1989.

 .    Paul Single

     With Wells Fargo since 1988.

 .    Scott Smith, CFA

     With Wells Fargo since 1988.

 .    Jeff Weaver

     With Wells Fargo since 1994.

     Was with Bankers Trust Company in New York prior to 1994.

                                        Stagecoach Income Funds Prospectus    57

Oraganization and Management of the Funds
--------------------------------------------------------------------------------

 .    Graham Allen

     Joined Wells Fargo in January, 1998. Worked for Bradford & Marzec, Inc. as an International Portfolio Manager from August, 1988, to January, 1998, and worked for Heron Financial Corp. as a High Yield Portfolio Manager from June, 1985, to August, 1988.

 .    John (Jack) Burgess

     Joined Wells Fargo in April 1998. Worked at an independent financial advisor practice in Los Angeles from 1995 to 1998. Prior to that, he worked for Aurora National Life Assurance; and associated companies Executive Life Insurance Co and Sallis Advisors, Inc. where he managed both equity and fixed income investments from 1988 to 1995. Jack has also held investment management or analysis positions at Bradford & Marzec, Inc., Massachusetts Capital Resources Co., and Bank of Boston.

 .    Jaqueline Flippin

     Joined Wells Fargo in January, 1998. Worked for McMorgan & Co. as a Portfolio Manager from October, 1994, to January, 1998, and worked for Teachers Insurance Annuity Association, College Retirement Equity Fund as a Portfolio Manager from August, 1986, to October, 1994.

 .    Daniel Kokoszka, CFA

     Joined Wells Fargo in February 1998. Worked for Bradford & Marzec, Inc. where he was on the international portfolio management team for more than four years. Previously he worked for Lockheed Corporation in the corporate finance, mergers and acquisitions and venture capital areas.

 .    Allen Wisniewski

     With Wells Fargo since 1987.

58   Stagecoach Income Funds Prospectus

How to Read the Financial Highlights
--------------------------------------------------------------------------------

After the description of each Fund there are charts showing important financial information about the Fund. The charts are called the "Financial Highlights" and are designed to help you understand the past performance of the Fund. The financial statements from which these Financial Highlights were derived were audited by KPMG Peat Marwick LLP, with the exception of the Class A share calendar returns or as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-222-8222.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)--The net value of one share of a class of a Fund. See the Glossary for a more detailed definition.

Net Investment Income--Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments--We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gain."

Net Assets--The value of the investments in a Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Funds.

Ratio of Expenses to Average Net Assets--This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

59  Stagecoach Income Funds Prospectus

How To Read The Financial Highlights
--------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets--This ratio is the result of dividing net investment income (or loss) by average net assets.

Total Return--The return for the periods presented on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.

60  Stagecoach Income Funds Prospectus

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report

A document that provides certain financial and other information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment Grade

Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk".

Business Day

Any day the NYSE is open is a business day for the Funds.

Convertible Debt Securities

Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also "Total Return".

Debt Securities

Generally, a promise to pay interest and repay principal by a single debtor or group of single debtors sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                                         Stagecoach Income Funds Prospectus   61

GLOSSARY

--------------------------------------------------------------------------------
Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Diversified

A diversified fund, as defined by the Investment Company Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer duration typically more sensitive to interest rate changes than shorter duration.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC

FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA

FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA

GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security

A security which cannot be readily sold or cannot be readily sold without negatively affecting their fair price.

Investment-Grade Debt

A type of bond rated in the top four investment categories by a nationally recognized ratings organization such as Moody's or Standard & Poors. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

62   Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Liquidity

The ability to readily sell a security at its fair price.

Moody's

One of the largest nationally recognized ratings organizations.

Nationally Recognized Rating Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 p.m. Pacific Time.

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.

Preservation of Capital

The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability

The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell a Fund's shares.

                                           Stagecoach Income Funds Prospectus 63

Glossary
--------------------------------------------------------------------------------

Shareholder Servicing Agent
An entity appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information

A document that supplements the disclosures made in this Prospectus.

Stripped Treasury Securities

Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

Turnover Ratio

The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

64   Stagecoach Income Funds Prospectus

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


You may wish to review the following documents:

Statement of Additional Information

Supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report

Provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

These are available free of charge by calling 1-800-222-8222 or from

STAGECOACH FUNDS(R)                           -----------------
P.O. Box 7066                                     BULK RATE
San Francisco, CA                             U.S. Postage Paid
94120-7066                                      Permit #30835
                                              Los Angeles, CA
                                              -----------------


                 -------------------------------------------------------
SC ICP (11/98)    NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                 -------------------------------------------------------

November 15, 1998

                                                             STAGECOACH FUNDS(R)

Stagecoach
      Tax-Free Income Funds
Prospectus


Arizona Tax-Free Fund          Please read this Prospectus and keep it for
                               future reference. It is designed to provide you
California Tax-Free            with important information and to help you
Bond Fund                      decide if a Funds' goals match your own.

California Tax-Free            These securities have not been approved or
Income Fund                    disapproved by the U.S. Securities and Exchange
                               Commission ("SEC"), any state securities
National Tax-Free Fund         commission or any other regulatory authority,
                               nor have any of these authorities passed upon
Oregon Tax-Free Fund           the accuracy or adequacy of this Prospectus.
                               Any representation to the contrary is a
                               criminal offense.
Class A, Class B and
Class C                        Fund shares are NOT deposits or other
                               obligations of, or issued, endorsed or
                               guaranteed by, Wells Fargo Bank, N.A. ("Wells
Investment Advisor             Fargo Bank"), or any of its affiliates. Fund
and Administrator:             shares are NOT insured or guaranteed by the
                               U.S. Government, the Federal Deposit Insurance
Wells Fargo Bank               Corporation ("FDIC"), the Federal Reserve Board
                               or any other governmental agency. AN INVESTMENT
Investment                     IN A FUND INVOLVES CERTAIN RISKS, INCLUDING
Sub-Advisor:                   POSSIBLE LOSS OF PRINCIPAL.

Wells Capital
Management

Distributor and
Co-Administrator:

Stephens Inc.

About this Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a fund can be found.

                Important information you should look for:
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective and Investment Policies
ARROW]
                What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus? Look for the arrow to find out.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          What are the key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about these Funds?

Each Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The Statement of Additional Information and other information for the Funds is available on the SEC's web site (http://www.sec.gov).

Table of Contents

                           Key Information                            4

                           Summary of Expenses                        6

--------------------------------------------------------------------------------

The Funds                  Arizona Tax-Free Fund                     10

This section contains      California Tax-Free Bond Fund             14
important information
about the individual       California Tax-Free Income Fund           20
Funds.
                           National Tax-Free Fund                    24

                           Oregon Tax-Free Fund                      28

                           General Investment Risks                  33

--------------------------------------------------------------------------------

Your Account               A Choice of Share Classes                 37

Turn to this section for   Reduced Sales Charges                     40
information on how to
open and maintain          Your Account                              44
your account, including
how to buy, sell and       How to Buy Shares                         46
exchange Fund shares.
                           Selling Shares                            47

                           Exchanges                                 49

                           Additional Services and
                            Other Information                        50

--------------------------------------------------------------------------------

Reference                  Organization and
                            Management of the Funds                  55
Look here for details
on organization            How to Read the Financial Highlights      59
of the Funds and
term definitions.          Glossary                                  61

Key Information
--------------------------------------------------------------------------------

Summary of the Stagecoach Tax-Free Income Funds

The Funds described in this Prospectus invest primarily in municipal debt securities and seek monthly income free of federal, and in some cases, state income taxes. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objective, investment practices, permitted investments and risks carefully before investing in a Fund. The investment objective of each Fund is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in these Funds? Yes, if:

 . you are looking for tax-free income or you are in a high-tax bracket and wish to reduce you tax liability;

 .  you are looking for monthly income;

 . you are looking for more stability of principal than equity funds typically provide; and

 . you are willing to accept the risks of income investing, including the risk that share prices may rise and fall.

You should not invest in these Funds if:

 .  you are looking for FDIC insurance coverage or guaranteed rates of return;

 .  you are unwilling to accept the risk that you may lose the money you invest;

 .  you are unwilling to accept the risks of investing in the bond markets; or

 .  you are seeking aggressive long-term total return.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Funds to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What are the "Funds"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc. ("Stagecoach").


4  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------
Tax-Free Funds

Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

Alternative Minimum Tax

You may be subject to the Alternative Minimum Tax (AMT) on your tax-free distributions. Please check with a tax advisor if you are uncertain as to whether or not this might apply to you.

Key Terms

The term "municipal obligations" is used in this Prospectus to refer to a broad variety of fixed-income and variable-rate securities issued by or on behalf of the states, territories and possessions of the U.S. The term "instruments" is used to describe a negotiable contract or promise to pay money, such as a Certificates of Deposit or a Banker's Acceptance.

Dividends

We pay dividends, if any, monthly, and distribute capital gains, if any, at least annually.


                                  Stagecoach Tax-Free Income Funds Prospectus  5

Tax-Free Funds                                               Summary of Expenses
--------------------------------------------------------------------------------

====================================================================================================================================
SHAREHOLDER TRANSACTION EXPENSES
====================================================================================================================================
 These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See
 "Organization and Management of the Funds" for more details.
------------------------------------------------------------------------------------------------------------------------------------
                                                                             CA
                                 Arizona                                  Tax-Free                                    Oregon
                                Tax-Free       California Tax-Free Bond    Income        National Tax-Free           Tax-Free
                             ------------------------------------------------------------------------------------------------------

                             Class A  Class B  Class A  Class B  Class C   Class A    Class A  Class B  Class C   Class A  Class B
------------------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge on a
  purchase (as a percentage
  of offering price)          4.50%     None    4.50%     None     None    3.00%      4.50%       None      None   4.50%     None
------------------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge on
  reinvested dividends         None     None     None     None     None     None       None       None      None    None     None
------------------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge on:
   Redemption during first
    year                       None    5.00%     None    5.00%    1.00%     None       None      5.00%     1.00%    None    5.00%
   Redemption after first
    year                       None    4.00%     None    4.00%     None     None       None      4.00%      None    None    4.00%
------------------------------------------------------------------------------------------------------------------------------------
 Exchange fees                 None     None     None     None     None     None       None       None      None    None     None
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
====================================================================================================================================

 Expenses shown reflect contract amounts and amounts payable by each Fund.  The expenses shown under "Other Expenses" and "Total Fund Operating Expenses"
 reflect current fees. Expenses shown "after waivers and reimbursements" reflect voluntary fee waivers and reimbursements that may be discontinued without prior notice. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charge allowed by the National Association of Securities
 Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                                             CA
                                 Arizona                                  Tax-Free                                    Oregon
                                Tax-Free       California Tax-Free Bond    Income        National Tax-Free           Tax-Free
                             ------------------------------------------------------------------------------------------------------

                             Class A  Class B  Class A  Class B  Class C   Class A   Class A  Class B   Class C   Class A   Class B
------------------------------------------------------------------------------------------------------------------------------------
 Rule 12b-1 fee                0.05%    0.75%    0.05%    0.70%    0.75%    0.05%       0.05%    0.75%     0.75%    0.05%   0.75%
------------------------------------------------------------------------------------------------------------------------------------
 Management fee
 (after waivers)               0.15%    0.15%    0.50%    0.50%    0.50%    0.15%       0.15%    0.15%     0.15%    0.15%   0.15%
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses
 (after waivers or
  reimbursements)              0.57%    0.59%    0.22%    0.27%    0.22%    0.55%       0.61%    0.51%     0.51%    0.57%   0.71%
====================================================================================================================================
 Total fund operating
  expenses
  (after waivers or
   reimbursements)             0.77%    1.49%    0.77%    1.47%    1.47%    0.75%       0.81%    1.41%     1.41%    0.77%   1.61%
====================================================================================================================================
 Management fee
 (before waivers)              0.50%    0.50%    0.50%    0.50%    0.50%    0.50%       0.50%    0.50%     0.50%    0.50%   0.50%
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses
 (before waivers or
  reimbursements)              1.13%    1.37%    0.56%    0.62%    0.53%    0.89%       0.82%    1.46%     0.85%    0.74%   0.85%
------------------------------------------------------------------------------------------------------------------------------------
 Total fund operating
  expenses
  (before waivers or
   reimbursements)             1.68%    2.62%    1.11%    1.82%    1.78%    1.44%       1.37%    2.71%     2.10%    1.29%   2.10%
------------------------------------------------------------------------------------------------------------------------------------


6  Stagecoach Tax-Free Income Funds Prospectus
                                  Stagecoach Tax-Free Income Funds Prospectus  7

Tax-Free Funds                                   Summary of Expenses (continued)
--------------------------------------------------------------------------------

====================================================================================================================================
 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
 EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
====================================================================================================================================
You would pay the
following expenses
on a $1,000 investment                                                        CA
assuming a 5% annual                                                       Tax-Free            National               Oregon
return and that you          Arizona Tax-Free  California Tax-Free Bond     Income             Tax-Free              Tax-Free
redeem your shares at        ----------------------------------------------------------------------------------------------------
the end of each period.      Class A  Class B  Class A  Class B  Class C    Class A    Class A  Class B  Class C  Class A Class B
-----------------------------------------------------------------------------------------------------------------------------------
 1 Year                         $ 53     $ 65     $ 53     $ 65     $ 25      $ 37      $ 53      $ 64    $ 24     $ 53    $ 66
-----------------------------------------------------------------------------------------------------------------------------------
 3 Years                        $ 68     $ 77     $ 68     $ 76     $ 46      $ 53      $ 70      $ 75    $ 45     $ 68    $ 81
-----------------------------------------------------------------------------------------------------------------------------------
 5 Years                        $ 86     $101     $ 86     $100     $ 80      $ 70      $ 88      $ 97    $ 77     $ 86    $108
-----------------------------------------------------------------------------------------------------------------------------------
 10 Years                       $136     $141     $136     $139     $176      $120      $141      $138    $169     $136    $148
-----------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
 EXAMPLE OF EXPENSES --  THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
 EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
====================================================================================================================================
You would pay the
following expenses
on a $1,000 investment                                                        CA
assuming a 5% annual                                                       Tax-Free            National               Oregon
return and that you do       Arizona Tax-Free  California Tax-Free Bond     Income             Tax-Free              Tax-Free
not redeem your shares at    ----------------------------------------------------------------------------------------------------
the end of each period.      Class A  Class B  Class A  Class B  Class C    Class A    Class A  Class B  Class C  Class A Class B
-----------------------------------------------------------------------------------------------------------------------------------
 1 year                         $ 53     $ 15     $ 53     $ 15     $ 15        $ 37     $ 53       $ 14    $ 14    $ 53    $ 16
-----------------------------------------------------------------------------------------------------------------------------------
 3 years                        $ 68     $ 47     $ 68     $ 46     $ 46        $ 53     $ 70       $ 45    $ 45    $ 68    $ 51
-----------------------------------------------------------------------------------------------------------------------------------
 5 years                        $ 86     $ 81     $ 86     $ 80     $ 80        $ 70     $ 88       $ 77    $ 77    $ 86    $ 88
-----------------------------------------------------------------------------------------------------------------------------------
 10 years                       $136     $141     $136     $139     $176        $120     $141       $138    $169    $136    $148
-----------------------------------------------------------------------------------------------------------------------------------


8  Stagecoach Tax-Free Income Funds Prospectus
                                  Stagecoach Tax-Free Income Funds Prospectus  9

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

                Portfolio Managers:   Mary Gail Walton (since 2/97)
                                      Stephen Galiani (since 12/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Arizona Tax-Free Fund seeks to provide investors with income exempt from federal income tax and Arizona personal income tax.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from Arizona personal income tax; and

                . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so.


10  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks listed on page 33 and the specific risks listed below. They are equally important to your investment choice.

                The Fund is considered non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  11

Arizona Tax-Free Fund                                      Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

==============================================================================================
FOR A SHARE OUTSTANDING
==============================================================================================
                             CLASS A SHARES -- COMMENCED
                             ON MARCH 2, 1992
                             -----------------------------------------------------------------
                             June 30, March 31, March 31, Sept. 30, Sept. 30, May 31,  May 31,
For the period ended:        1998/1/    1998    1997/2/    1996/3/   1995/4/   1995     1994
----------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $10.77   $10.44   $10.45   $10.71   $ 10.68     $ 10.48   $ 10.64
----------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income        0.12     0.46     0.24     0.48      0.17        0.51      0.50
  Net realized and
   unrealized gain (loss)
   on investments              0.02     0.53    (0.01)   (0.09)     0.06        0.23     (0.15)
----------------------------------------------------------------------------------------------
 Total from investment
  operations                   0.14     0.99     0.23     0.39      0.23        0.74      0.35
----------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income          (0.12)   (0.46)   (0.24)   (0.48)    (0.20)      (0.53)    (0.50)
  Distributions from net
   realized gain               0.00    (0.20)    0.00    (0.17)     0.00       (0.01)    (0.01)
----------------------------------------------------------------------------------------------
 Total from distributions     (0.12)   (0.66)   (0.24)   (0.65)    (0.20)      (0.54)    (0.51)
----------------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $10.79   $10.77   $10.44   $10.45   $ 10.71     $ 10.68   $ 10.48
----------------------------------------------------------------------------------------------
 Total return (not
  annualized)                  1.27%    9.67%    2.18%    3.60%     6.55%/5/    7.35%     3.28%
----------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $5,383   $5,467   $5,744   $7,331   $24,622     $24,581   $25,153
----------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets          0.73%    0.64%    0.60%    0.78%     0.45%     0.40%       0.31%
  Ratio of net investment
   income to average net
   assets                      4.31%    4.32%    4.54%    4.45%     4.73%     4.89%       4.72%
----------------------------------------------------------------------------------------------
 Portfolio turnover              14%     127%      77%      42%       62%       14%         28%
----------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses          1.68%    1.77%    1.58%    1.46%     1.35%     1.13%       1.00%
----------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses (loss)   3.36%    3.19%    3.56%    3.77%     3.83%     4.16%       4.03%
----------------------------------------------------------------------------------------------
==============================================================================================
CLASS A SHARES CALENDAR RETURNS (UNAUDITED)      1997     1996     1995       1994      1993
==============================================================================================
Returns for other share classes may vary         8.70%    3.44%    13.69%    -3.30%      10.55%
due to different fees and expenses. These
returns reflect fee waivers and
reimbursements, do not reflect sales loads
and are not a guarantee of future performance.
----------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisor during this fiscal year.
/4/ The Fund changed its fiscal year-end from May 31 to September 30. /5/ Annualized

12  Stagecoach Tax-Free Income Funds Prospectus

Arizona Tax-Free Fund                                      Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

=====================================================================================
FOR A SHARE OUTSTANDING
=====================================================================================
                             CLASS A SHARES --    CLASS B SHARES --
                             COMMENCED ON         COMMENCED ON
                             MARCH 2, 1992        SEPTEMBER 6, 1996
                             ----------------------------------------------------------
                             May 31,  May 31,     June 30, March 31, March 31, Sept.30,
For the period ended:         1993     1992       1998/1/    1998     1997/2/    1996
---------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $ 10.09   $ 10.00     $10.39   $10.07   $10.07   $10.00
---------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income         0.49      0.09       0.09     0.37     0.11     0.01
  Net realized and
   unrealized gain (loss)
   on investments               0.55      0.08       0.01     0.51     0.00     0.07
---------------------------------------------------------------------------------------
 Total from investment
  operations                    1.04      0.17       0.10     0.88     0.11     0.08
---------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income           (0.49)    (0.08)     (0.09)   (0.37)   (0.11)   (0.01)
  Distributions from net
   realized gain                0.00      0.00       0.00    (0.19)    0.00     0.00
---------------------------------------------------------------------------------------
 Total from distributions      (0.49)    (0.08)     (0.09)   (0.56)   (0.11)   (0.01)
---------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $ 10.64   $ 10.09     $10.40   $10.39   $10.07   $10.07
---------------------------------------------------------------------------------------
 Total return (not
  annualized)                  10.50%     7.02%/5/   1.00%    8.90%    1.09%    0.76%
---------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $22,430   $ 4,690     $1,683   $1,546   $  182   $   20
---------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets           0.20%     0.68%      1.45%    1.37%    1.30%    1.16%
  Ratio of net investment
   income to average net
   assets                       4.98%     4.32%      3.59%    3.49%    3.83%    3.59%
---------------------------------------------------------------------------------------
 Portfolio turnover                4%        0%        14%     127%      77%      42%
---------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses           1.18%     2.08%      2.62%    3.26%    2.96%    1.81%
---------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses (loss)    4.00%     2.92%      2.42%    1.60%    2.17%    2.94%
---------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisor during this fiscal year.
/4/ The Fund changed its fiscal year-end from May 31 to September 30. /5/ Annualized


                                 Stagecoach Tax-Free Income Funds Prospectus  13

California Tax-Free Bond Fund
--------------------------------------------------------------------------------

                Portfolio Managers:    David Klug (since 1/92)
                                       Laura Milner (since 9/96)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The California Tax-Free Bond Fund seeks to provide investors with a high level of income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

                Investment Policies

                We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and

                . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so.


14  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks listed on page 33 and the specific risks listed below. They are equally important to your investment decision.

                The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  15

California Tax-Free Bond Fund/1/                           Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

======================================================================================================================
FOR A SHARE OUTSTANDING
======================================================================================================================
                                                       CLASS A SHARES -- COMMENCED
                                                       ON OCTOBER 6, 1998
                                                       ---------------------------------------------------------------
                                                       June 30,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,  Dec. 31,
For the period ended:                                  1998/3/      1997       1996       1995       1994      1993
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $  11.32   $  10.97   $  11.34   $  10.67   $  12.00   $  11.43
----------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                                    0.26       0.54       0.57       0.63       0.67       0.66
  Net realized and unrealized gain (loss)
   on investments                                          0.06       0.42      (0.13)      1.08      (1.18)      0.78
----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                          0.32       0.96       0.44       1.71      (0.51)      1.44
----------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                    (0.26)     (0.54)     (0.57)     (0.63)     (0.67)     (0.66)
  Distributions from net realized gain                     0.00      (0.07)     (0.24)     (0.41)     (0.15)     (0.21)
----------------------------------------------------------------------------------------------------------------------
 Total from distributions                                 (0.26)     (0.61)     (0.81)     (1.04)     (0.82)     (0.87)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $  11.38   $  11.32   $  10.97   $  11.34   $  10.67   $  12.00
----------------------------------------------------------------------------------------------------------------------
 Total return/2/                                           2.86%      9.16%      4.03%     16.38%    (4.32)%     12.98%
----------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                     $499,720   $509,844   $239,703   $268,352   $273,105   $361,779
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                  0.75%      0.74%      0.71%      0.58%      0.50%      0.69%
  Ratio of net investment income to
   average net assets                                      4.63%      4.84%      5.08%      5.59%      5.87%      5.54%
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                          15%        12%        19%        38%         4%        10%
----------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                      1.11%      0.89%      0.82%      0.78%      0.95%      0.85%
----------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets prior to waived fees and reimbursed expenses      4.27%      4.69%      4.97%      5.39%      5.42%      5.38%
----------------------------------------------------------------------------------------------------------------------
======================================================================================================================
CLASS A SHARES CALENDAR-YEAR RETURNS (UNAUDITED)                      1997       1996       1995       1994      1993
======================================================================================================================
Returns for other share classes may vary due to                       9.15%      4.03%     16.38%     -4.32%     12.98%
different fees and expenses. These returns reflect
fee waivers and reimbursement, do not reflect sales
loads and are not a guarantee of future performance.
----------------------------------------------------------------------------------------------------------------------

/1/ Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express Funds, Inc. and Stagecoach Funds, Inc.
/2/ Total returns do not include any sales charges. Total returns for periods less than one year are not annualized.
/3/ The Fund changed its fiscal year-end from December 31 to June 30.

16  Stagecoach Tax-Free Income Funds Prospectus

California Tax-Free Bond Fund/1/                           Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

==========================================================================================================
FOR A SHARE OUTSTANDING
==========================================================================================================
                                                      CLASS A SHARES -- COMMENCED
                                                      ON OCTOBER 6, 1998
                                                      ----------------------------------------------------
                                                      Dec. 30,   Dec. 30,   Dec. 30,   Dec. 30,   Dec. 30,
For the period ended:                                 1992/3/      1991       1990       1989       1988
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $  11.23   $  10.75   $  10.83   $   10.49   $ 10.46
----------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                                   0.71       0.72       0.74        0.75      0.22
  Net realized and unrealized gain (loss)
   on investments                                         0.27       0.48      (0.08)       0.34      0.03
----------------------------------------------------------------------------------------------------------
 Total from investment operations                         0.98       1.20       0.66       (1.09)     0.25
----------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                   (0.71)     (0.72)     (0.74)      (0.75)    (0.22)
  Distributions from net realized gain                   (0.07)      0.00       0.00        0.00      0.00
----------------------------------------------------------------------------------------------------------
 Total from distributions                                (0.78)     (0.72)     (0.74)      (0.75)    (0.22)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $  11.43   $  11.23   $  10.75   $   10.83   $ 10.49
----------------------------------------------------------------------------------------------------------
 Total return/2/                                          9.01%     11.62%      6.48%      10.73%     2.44%
----------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                    $375,376   $332,845   $201,138   $  70,412   $10,577
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                 0.50%      0.45%      0.29%       0.30%     0.08%
  Ratio of net investment income to
   average net assets                                     6.24%      6.56%      6.97%       6.85%     6.61%
----------------------------------------------------------------------------------------------------------
 Portfolio turnover                                         24%         8%        35%         26%      N/A
----------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.85%      0.87%      0.95%       1.18%     4.07%
----------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets prior to waived fees and reimbursed expenses     5.89%      6.14%      6.31%        N/A       N/A
----------------------------------------------------------------------------------------------------------
==========================================================================================================
CLASS A SHARES CALENDAR-YEAR RETURNS (UNAUDITED)                     1992       1991       1990       1989
==========================================================================================================
Returns for other share classes may vary due to                      9.01%     11.62%       6.48%    10.73%
different fees and expenses. These returns reflect
fee waivers and reimbursement, do not reflect sales
loads and are not a guarantee of future performance.
----------------------------------------------------------------------------------------------------------

/1/ Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express Funds, Inc. and Stagecoach Funds, Inc.
/2/ Total returns do not include any sales charges. Total returns for periods less than one year are not annualized.
/3/ The Fund changed its fiscal year-end from December 31 to June 30.

                                 Stagecoach Tax-Free Income Funds Prospectus  17

California Tax-Free Bond Fund/1/                           Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

=============================================================================================================================
FOR A SHARE OUTSTANDING
=============================================================================================================================
                                                     CLASS B SHARES --
                                                     COMMENCED ON        CLASS C SHARES -- COMMENCED
                                                     DECEMBER 15, 1997   ON JULY 1, 1993
                                                     ------------------------------------------------------------------------
                                                     June 30,  Dec. 31, June 30, Dec. 31, Dec. 31, Dec. 31, Dec. 31, Dec. 31,
For the period ended:                                1998/3/     1997   1998/3/    1997     1996     1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $ 11.54   $ 11.51   $11.54   $11.19   $11.57   $10.88   $ 12.24   $12.25
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                                 0.23      0.02     0.23     0.47     0.49     0.56      0.60     0.28
  Net realized and unrealized gain (loss)
   on investments                                       0.06      0.03     0.06     0.42    (0.13)    1.10     (1.20)    0.20
-----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                       0.29      0.05     0.29     0.89     0.36     1.66     (0.60)    0.48
-----------------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                 (0.23)    (0.02)   (0.23)   (0.47)   (0.49)   (0.56)    (0.60)   (0.28)
  Distributions from net realized gain                  0.00      0.00     0.00    (0.07)   (0.25)   (0.41)    (0.16)   (0.21)
-----------------------------------------------------------------------------------------------------------------------------
 Total from distributions                              (0.23)    (0.02)   (0.23)   (0.54)   (0.74)   (0.97)    (0.76)   (0.49)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $ 11.60   $ 11.54   $11.60   $11.54   $11.19   $11.57   $ 10.88   $12.24
-----------------------------------------------------------------------------------------------------------------------------
 Total return/2/                                        2.49%     0.45%    2.49%    8.11%    3.24%   15.58%   (5.00)%    3.92%
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                   $99,784   $77,792   $8,249   $5,860   $6,506   $7,063   $ 7,346   $7,641
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets               1.45%     1.44%    1.45%    1.48%    1.46%    1.30%     1.20%    1.32%
  Ratio of net investment income to
   average net assets                                   3.90%     3.95%    3.90%    4.19%    4.33%    4.87%     5.15%    4.50%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                       15%       12%      15%      12%      19%      38%        4%      10%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                   1.82%     1.76%    1.78%    1.63%    1.59%    1.57%     1.82%    1.61%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average
  net assets prior to waived fees and reimbursed
  expenses                                              3.53%     3.63%    3.57%    4.04%    4.20%    4.60%     4.53%    4.21%
-----------------------------------------------------------------------------------------------------------------------------

/1/ Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express Funds, Inc. and Stagecoach Funds, Inc.
/2/ Total returns do not include any sales charges. Total returns for periods less than one year are not annualized.
/3/ The Fund changed its fiscal year-end from December 31 to June 30.

18  Stagecoach Tax-Free Income Funds Prospectus
                                 Stagecoach Tax-Free Income Funds Prospectus  19

California Tax-Free Income Fund
--------------------------------------------------------------------------------

                Portfolio Managers:   Laura Milner (since 11/92)
                                      David Klug (since 12/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The California Tax-Free Income Fund seeks to provide investors with a high level of income exempt from federal income tax and California personal income tax, while preserving capital.

                Investment Policies

                We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (medium-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and

                . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so.


20  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks listed on page 33 and the specific risks listed below. They are equally important to your investment choice.

                The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  21

California Tax-Free Income Fund                             Financial Highlights

See "Historical Fund Information"                 See "How to Read the Financial
on page 52.                                       Highlights" on page 59.
--------------------------------------------------------------------------------

==================================================================================================================================
FOR A SHARE OUTSTANDING
==================================================================================================================================
                                                     CLASS A SHARES -- COMMENCED
                                                     ON NOVEMBER 18, 1992
----------------------------------------------------------------------------------------------------------------------------------
                                                     June 30,  March 31, March 31, Sept. 30, Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
For the period ended:                                1998/1/     1998     1997/2/   1996/3/    1995      1994      1993     1992
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $ 10.44   $ 10.27   $ 10.26   $ 10.35   $  9.84   $ 10.36   $ 10.05   $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)                          0.10      0.39      0.19      0.29      0.38      0.40      0.39     0.02
  Net realized and unrealized gain (loss)
   on investments                                       0.00      0.20      0.01     (0.09)     0.51     (0.52)     0.31     0.05
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                       0.10      0.59      0.20      0.20      0.89     (0.12)     0.70     0.07
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                 (0.10)    (0.39)    (0.19)    (0.29)    (0.38)    (0.40)    (0.39)   (0.02)
  Distributions from net realized gain                  0.00     (0.03)     0.00      0.00      0.00      0.00      0.00     0.00
---------------------------------------------------------------------------------------------------------------------------------
 Total from distributions                              (0.10)    (0.42)    (0.19)    (0.29)    (0.38)    (0.40)    (0.39)   (0.02)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $ 10.44   $ 10.44   $ 10.27   $ 10.26   $ 10.35   $  9.84   $ 10.36   $10.05
---------------------------------------------------------------------------------------------------------------------------------
 Total return (not annualized)/4/                       0.93%     5.92%     1.97%     2.01%     9.14%    (1.10)%    7.10%    0.84%
---------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                   $54,169   $59,011   $67,647   $82,359   $77,965   $48,998   $52,873   $7,821
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets               0.75%     0.68%     0.65%     0.65%     0.65%     0.16%     0.34%    0.00%
  Ratio of net investment income to
   average net assets                                   3.72%     3.78%     3.73%     3.83%     3.70%     4.03%     3.74%    3.56%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                        2%       88%       14%       48%       31%       33%       11%       0%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                   1.44%     1.29%     1.18%     1.14%     1.22%     1.21%     1.23%    1.55%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets prior to waived fees and reimbursed            3.03%     3.17%     3.20%     3.34%     3.13%     2.98%     2.85%    2.01%
  expenses
---------------------------------------------------------------------------------------------------------------------------------
=================================================================================================================================
CLASS A SHARES CALENDAR-YEAR RETURNS (UNAUDITED)                            1997      1996      1995      1994      1993
=================================================================================================================================
Returns for other share classes may vary due to                             5.13%     3.85%     9.14%    -1.10%     7.10%
different fees and expenses. These returns reflect
fee waivers and reimbursements, do not reflect sales
loads and are not a guarantee of future performance.
----------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed its fiscal year-end from December 31 to September 30. /4/ Total returns do not include any sales charges.

22  Stagecoach Tax-Free Income Funds Prospectus
                                 Stagecoach Tax-Free Income Funds Prospectus  23

National Tax-Free Fund
--------------------------------------------------------------------------------

                Portfolio Managers:   Stephen Galiani (since 12/97)
                                      Mary Gail Walton (since 2/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The National Tax-Free Fund seeks to provide investors with income exempt from federal income tax.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions, including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax; and

                . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.


24  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks listed on page 33 and the specific risks listed below. The are equally important to your investment choice.

                The Fund is considered non-diversified according to the 1940 Act. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.



                                 Stagecoach Tax-Free Income Funds Prospectus 25

National Tax-Free Fund                                     Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

============================================================================================================
FOR A SHARE OUTSTANDING
============================================================================================================
                             CLASS A SHARES -- COMMENCED
                             ON JANUARY 15, 1993
                             ---------------------------------------------------------------------------------
                             June 30,  March 31,  March 31,  Sept. 30,  Sept. 30,    May 31,  May 31,  May 31,
For the period ended:        1998/1/     1998      1997/2/    1996/3/   1995/3/,/5/    1995     1994   1993/4/
--------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $ 15.92   $ 15.17     $15.24      $15.34    $ 15.28     $ 14.98  $ 15.17  $15.00
--------------------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income         0.19      0.75       0.37        0.72       0.24        0.68     0.64    0.17
  Net realized and
   unrealized gain (loss)
   on investments               0.05      0.81      (0.07)      (0.10)      0.08        0.32    (0.17)   0.15
-------------------------------------------------------------------------------------------------------------
 Total from investment
  operations                    0.24      1.56       0.30        0.62       0.32        1.00     0.47    0.32
-------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income           (0.19)    (0.75)     (0.37)      (0.72)     (0.26)      (0.70)   (0.64)  (0.15)
  Distributions from net
   realized gain                0.00     (0.06)      0.00        0.00       0.00        0.00    (0.02)   0.00
-------------------------------------------------------------------------------------------------------------
 Total from distributions      (0.19)    (0.81)     (0.37)      (0.72)     (0.26)      (0.70)   (0.66)  (0.15)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $ 15.97    $15.92     $15.17      $15.24    $ 15.34     $ 15.28  $ 14.98  $15.17
-------------------------------------------------------------------------------------------------------------
 Total return (not
  annualized)/4/                1.50%    10.44%      1.95%       4.03%      6.53%/6/    6.97%    3.07%   5.65%/6/
-------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $40,820   $42,316     $4,526      $4,827    $14,305     $14,458  $13,600  $7,457
-------------------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets           0.81%     0.71%      0.35%       0.42%      0.35%       0.35%    0.27%   0.25%
  Ratio of net investment
   income to average net
   assets                       4.72%     4.69%      4.81%       4.69%      4.65%       4.59%    4.29%   3.88%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover               30%       78%        86%         73%        86%         23%      19%     18%
-------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses           1.37%     1.61%      2.11%       1.42%      1.85%       1.51%    1.58%   1.99%
-------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net assets
  prior to waived fees and
  reimbursed expenses (loss)    4.16%     3.79%      3.05%       3.69%      3.15%       3.43%    2.99%   2.14%
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
CLASS A SHARES CALENDAR-YEAR RETURNS (UNAUDITED)                 1996       1995        1994     1993
=============================================================================================================
Returns for other share classes may vary due to                  4.23%     14.53%      -4.33%    3.27%
different fees and expenses. These returns reflect
fee waivers and reimbursements, do not reflect sales
loads and are not a guarantee of future performance.
-------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisors during this fiscal year.
/4/ Total returns do not include any sales charges.
/5/ The Fund changed its fiscal year-end from May 31 to September 30. /6/ Annualized.

26  Stagecoach Tax-Free Income Funds Prospectus

National Tax-Free Fund                                     Financial Highlights

See "Historical Fund Information"                See "How to Read the Financial
on page 52.                                      Highlights" on page 59.
--------------------------------------------------------------------------------

===============================================================================================
FOR A SHARE OUTSTANDING
===============================================================================================
                                                                           CLASS C SHARES --
                             CLASS B SHARES -- COMMENCED                   COMMENCED ON
                             ON SEPTEMBER 6, 1996                          DECEMBER 15, 1997
                             ------------------------------------------------------------------
                             June 30,   March 31,   March 31,   Sept. 30,   June 30,   March 31,
                             1998/1/      1998       1997/3/      1996      1998/1/      1998
------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $10.50     $ 10.01     $ 10.06     $10.00     $10.51     $10.48
-----------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income        0.11        0.42        0.06       0.00       0.11       0.13
  Net realized and
   unrealized gain (loss)
   on investments              0.04        0.53       (0.05)      0.06       0.03       0.03
----------------------------------------------------------------------------------------------
 Total from investment
  operations                   0.15        0.95        0.01       0.06       0.14       0.16
----------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income          (0.11)      (0.42)      (0.06)      0.00      (0.11)     (0.13)
  Distributions from net
   realized gain               0.00       (0.04)       0.00       0.00       0.00       0.00
-----------------------------------------------------------------------------------------------
 Total from distributions     (0.11)      (0.46)      (0.06)      0.00      (0.11)     (0.13)
-----------------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $10.54     $ 10.50     $ 10.01     $10.06     $10.54     $10.51
-----------------------------------------------------------------------------------------------
 Total return (not
  annualized)/4/               1.41%       9.58%       0.10%      0.60%      1.32%      1.49%
----------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $1,841     $ 1,330     $   119     $    0     $7,312     $7,608
-----------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
   Ratio of expenses to
    average net assets         1.41%       1.26%       1.10%      0.00%      1.41%      1.40%
   Ratio of net investment
    income to average net
    assets                     4.05%       3.88%       3.80%      1.83%      4.12%      4.09%
----------------------------------------------------------------------------------------------
 Portfolio turnover              30%         78%         86%        73%        30%        78%
----------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses          2.71%       5.74%      13.74%      0.00%      2.10%      2.28%
----------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses (loss)   2.75%      (0.60)%     (8.84)%     1.83%      3.43%      3.21%
----------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisors during this fiscal year.
/4/ Total returns do not include any sales charges.
/5/ The Fund changed its fiscal year-end from May 31 to September 30. /6/ Annualized.

                                 Stagecoach Tax-Free Income Funds Prospectus  27

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

                Portfolio Managers:   Mary Gail Walton (since 12/97)
                                      Stephen Galiani (since 12/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Oregon Tax-Free Fund seeks to provide investors with a high level of income exempt from federal income tax and Oregon personal income tax.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from Oregon personal income tax; and

                . in municipal obligations rated in the four highest credit categories by nationally recognized credit rating organizations.

28  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------
                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks listed on page 33 and the specific risks listed below. They are equally important to your investment choice.

                The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.



                                 Stagecoach Tax-Free Income Funds Prospectus  29

Oregon Tax-Free Fund                                        Financial Highlights

See "Historical Fund Information"                 See "How to Read the Financial
on page 52.                                       Highlights" on page 59.
--------------------------------------------------------------------------------

========================================================================================
FOR A SHARE OUTSTANDING
========================================================================================
                            CLASS A SHARES - COMMENCED
                            ON JUNE 1, 1998
                            ------------------------------------------------------------
                            June 30,  March 31, March 31, Sept. 30, Sept. 30,  May 31,
For the period ended:       1998/1/     1998     1997/2/   1996/3/   1995/3/    1995
----------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $ 16.81   $ 16.29   $ 16.42   $ 16.38   $ 16.47     $ 16.17
----------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income         0.18      0.76      0.37      0.79      0.28        0.82
  Net realized and
   unrealized gain (loss)
   on investments               0.01      0.81     (0.10)     0.04     (0.08)       0.39
----------------------------------------------------------------------------------------
 Total from investment
  operations                    0.19      1.57      0.27      0.83      0.20        1.21
----------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income           (0.18)    (0.76)    (0.37)    (0.79)    (0.29)      (0.87)
  Distributions from net
   realized gain                0.00     (0.29)    (0.03)     0.00      0.00       (0.04)
----------------------------------------------------------------------------------------
 Total from distributions      (0.18)    (1.05)    (0.40)    (0.79)    (0.29)      (0.91)
----------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $ 16.82   $ 16.81   $ 16.29   $ 16.42   $ 16.38     $ 16.47
----------------------------------------------------------------------------------------
 Total return (not
  annualized)/4/                1.16%     9.81%     1.65%     5.03%     3.67%/6/    7.92%
----------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $27,665   $27,837   $30,635   $33,676   $50,077     $52,245
----------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets           0.67%     0.62%     0.60%     0.85%     0.70%       0.70%
  Ratio of net investment
   income to average net
   assets                       4.41%     4.54%     4.52%     4.87%     5.01%       5.19%
----------------------------------------------------------------------------------------
 Portfolio turnover               24%       82%       90%       27%       57%         15%
----------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses           1.29%     1.36%     1.31%     1.15%     1.01%       0.90%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses           3.79%     3.80%     3.81%     4.57%     4.70%       4.99%
----------------------------------------------------------------------------------------
========================================================================================
CLASS A SHARES CALENDAR-YEAR RETURNS (UNAUDITED)    1997      1996      1995        1994
========================================================================================
Returns for other share classes may vary due        8.60%     3.30%    15.84%      -6.49%
to different fees and expenses. These returns
reflect fee waivers and reimbursements, do
not reflect sales loads and are not a
guarantee of future performance.
----------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisors.
/4/ Total returns do not include any sales charges.

/5/ The Fund changed its fiscal year-end from May 31 to September 30. /6/ Annualized.

30  Stagecoach Tax-Free Income Funds Prospectus

Oregon Tax-Free Fund                                        Financial Highlights

See "Historical Fund Information"                 See "How to Read the Financial
on page 52.                                       Highlights" on page 59.
--------------------------------------------------------------------------------

======================================================================================
FOR A SHARE OUTSTANDING
======================================================================================
                            CLASS A SHARES - COMMENCED
                            ON JUNE 1, 1998
                            ----------------------------------------------------------
                             May 31,   May 31,   May 31,   May 31,   May 31,   May 31,
For the period ended:         1994      1993      1992      1991      1990      1989
--------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $ 16.79   $ 16.07   $ 15.74   $ 15.27   $  15.35   $15.00
--------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income         0.84      0.86      0.91      0.94       0.93     0.93
  Net realized and
   unrealized gain (loss)
   on investments              (0.43)     0.76      0.38      0.47      (0.06)    0.31
--------------------------------------------------------------------------------------
 Total from investment
  operations                    0.41      1.62      1.29      1.41       0.87     1.24
--------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income           (0.82)    (0.86)    (0.92)    (0.94)     (0.93)   (0.89)
  Distributions from net
   realized gain               (0.21)    (0.04)    (0.04)     0.00      (0.02)    0.00
--------------------------------------------------------------------------------------
 Total from distributions      (1.03)    (0.90)    (0.96)    (0.94)     (0.95)   (0.89)
--------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $ 16.17   $ 16.79   $ 16.07   $ 15.74   $  15.27   $15.35
--------------------------------------------------------------------------------------
 Total return (not
  annualized)/4/                2.33%    10.36%     8.45%     9.58%      5.80%    8.55%
--------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $53,846   $45,435   $25,002   $14,607   $  7,550   $3,175
--------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets           0.62%     0.60%     0.60%     0.55%      0.50%    0.50%
  Ratio of net investment
   income to average net
   assets                       4.90%     5.34%     5.81%     6.27%      6.26%    6.64%
--------------------------------------------------------------------------------------
 Portfolio turnover               22%        6%       17%       23%        94%       9%
--------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses           0.84%     0.91%     0.98%     1.03%      1.35%    3.29%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses           4.68%     5.03%     5.43%     5.79%      5.41%    3.85%
--------------------------------------------------------------------------------------
======================================================================================
CLASS A SHARES CALENDAR-YEAR
RETURNS (UNAUDITED)            1993      1992      1991       1990       1989
======================================================================================
Returns for other share        12.38%     8.03%    10.57%     6.02%      8.25%
classes may vary due to
different fees and expenses.
These returns reflect fee
waivers and reimbursements,
do not reflect sales loads
and are not a guarantee of
future performance.
--------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisors.
/4/ Total returns do not include any sales charges.

/5/ The Fund changed its fiscal year-end from May 31 to September 30. /6/ Annualized.

                                 Stagecoach Tax-Free Income Funds Prospectus  31

Oregon Tax-Free Fund                                        Financial Highlights

See "Historical Fund Information"                 See "How to Read the Financial
on page 52.                                       Highlights" on page 59.
--------------------------------------------------------------------------------

==================================================================================================
FOR A SHARE OUTSTANDING
==================================================================================================
                                                   CLASS B SHARES - COMMENCED ON SEPTEMBER 6, 1996
                                                   -----------------------------------------------
                                                    June 30,    March 31,   March 31,   Sept. 30,
For the period ended:                               1998/1/       1998       1997/2/      1996
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $10.30      $10.00      $10.07       $10.00
--------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                                0.09        0.39        0.17         0.00
  Net realized and unrealized gain (loss)
   on investments                                      0.01        0.47       (0.05)        0.07
--------------------------------------------------------------------------------------------------
 Total from investment operations                      0.10        0.86        0.12         0.07
--------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                (0.09)      (0.39)      (0.17)        0.00
  Distributions from net realized gain                 0.00       (0.17)      (0.02)        0.00
--------------------------------------------------------------------------------------------------
 Total from distributions                             (0.09)      (0.56)      (0.19)        0.00
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.31      $10.30      $10.00       $10.07
--------------------------------------------------------------------------------------------------
 Total return (not annualized)/3/                      0.98%       8.77%       1.17%        0.70%
--------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                   $5,956      $3,762      $  287       $    0
--------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets              1.51%       1.43%       1.30%        0.00%
  Ratio of net investment income to
   average net assets                                  3.48%       3.56%       3.23%        1.83%
--------------------------------------------------------------------------------------------------
 Portfolio turnover                                      24%         82%         90%          27%
--------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                  2.10%       2.39%       2.15%        0.00%
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average
  net assets prior to waived fees and reimbursed
  expenses                                             2.89%       2.60%       2.38%        1.83%
--------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ Total returns do not include any sales charges.

32  Stagecoach Tax-Free Income Funds Prospectus

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

 . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to perform certain functions, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Funds invest in securities that involve particular kinds of risk.

 . The Funds invest in debt instruments, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

 . The Funds invest in debt instruments, such as notes and bonds, that are subject to interest rate risk. Interest-rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government


                                 Stagecoach Tax-Free Income Funds Prospectus  33
   obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.

 . Each Fund may continue to hold debt-instruments that cease to be rated by a nationally recognized rating organization or whose ratings fall below the levels generally permitted for such Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.

 . The Funds may also use certain derivative instruments such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivative may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk-- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk-- The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.


34  Stagecoach Tax-Free Income Funds Prospectus

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase a Fund's exposure to market risk, interest rate risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Year 2000 Risks-- Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900. Most of the services provided to the Funds depend on the proper functioning of computer systems. Any failure to adapt these systems in time could hamper the Funds' operations and services. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their systems and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, because the Year 2000 issue affects virtually all organizations and governments, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.


        ========================================================================
        Investment Practice/Risk

        The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

        Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

        Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees.

        In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional discussion information about the investment practices and risks particular to each Fund.
        ========================================================================


                                 Stagecoach Tax-Free Income Funds Prospectus  35

                                                                                    CALIFORINA  CALIFORNIA
                                                                          ARIZONA    TAX-FREE    TAX-FREE    NATIONAL  OREGON
                                                                          TAX-FREE     BOND       INCOME     TAX FREE  TAX-FREE
====================================================================================================================================
INVESTMENT PRACTICE:                              RISK:
====================================================================================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and         .          .            .           .         .
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and                .          .            .           .         .
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
------------------------------------------------------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk               .          .            .           .         .
another mutual fund. A pro rata
portion of the other fund's expenses, in
addition to the expenses paid by the Fund,
will be borne by Fund shareholders.
------------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS
When-Issued Securities and Delayed                Interest Rate, Credit,    .          .            .           .         .
Delivery Transactions--Securities                 and Experience Risk
bought or sold for delivery at a later
date or bought or sold for a fixed
price at a fixed date.
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES
Securities consisting of undivided                Interest Rate, Credit,    .          .            .           .         .
fractional interests in pools of consumer         Experience and
loans, such as car loans or credit card           Extension Risk
debt, or receivables held in trust.
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security which cannot be readily sold           Liquidity Risk            .          .            .           .         .
or cannot be readily sold without negatively
affecting its fair value. Limited  to 15% of
assets for all but the California Tax-Free
Bond Fund, which has a limit of 10%.
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE ACTIVITY BONDS
A bond with interest subject to the               Interest Rate,            .          .            .           .         .
alternative minimum tax. (Limited to              Credit and
20% of assets.)                                   Experience Risk
------------------------------------------------------------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk             .          .            .           .         .
10% of assets from banks for temporary
purposes to meet shareholder redemptions.
------------------------------------------------------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities in brokers,    Credit, Counter-Party     .          .            .           .         .
dealers and financial institutions to increase    and Leverage Risk
return on those securities. Loans may be made
in accordance with existing investment
policies. Limited to 30% of total assets for
the Oregon, Arizona and National Tax-Free Funds,
33 1/3% for the other Funds.
------------------------------------------------------------------------------------------------------------------------------------


36  Stagecoach Money Market Funds Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 . Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 . Class B Shares - with a contingent deferred sales charge ("CDSC") that diminishes over time, and higher on-going expenses than Class A shares.

 . Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after six years to avoid the higher on-going expenses assessed against Class B shares. The California Tax-Free Income Fund is not available in Class B or Class C shares.

Class C shares are available for the California Tax-Free Bond and National Tax-Free Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for each Fund and the following sales charge schedule before making your decision. You should also review the "Reduced Sales Charges" section below. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.


                                 Stagecoach Tax-Free Income Funds Prospectus  37


A CHOICE OF SHARE CLASSES
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
CLASS A SHARES FOR THE ARIZONA TAX-FREE, OREGON TAX-FREE, NATIONAL TAX-FREE AND CALIFORNIA TAX-FREE BOND FUNDS
HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
===============================================================================================================
   AMOUNT               FRONT-END SALES CHARGE AS       FRONT-END SALES CHARGE AS       DEALER ALLOWANCE AS %
OF PURCHASE             % OF PUBLIC OFFERING PRICE      % OF NET AMOUNT INVESTED       OF PUBLIC OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Less than $50,000               4.50%                           4.71%                           4.00%
---------------------------------------------------------------------------------------------------------------
$50,000 to $99,999              4.00%                           4.17%                           3.55%
---------------------------------------------------------------------------------------------------------------
$100,000 to $249,999            3.50%                           3.63%                           3.125%
---------------------------------------------------------------------------------------------------------------
$250,000 to $499,999            2.50%                           2.56%                           2.00%
---------------------------------------------------------------------------------------------------------------
$500,000 to $999,999            2.00%                           2.04%                           1.75%
---------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/          0.00%                           0.00%                           1.00%
---------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.


===============================================================================================================
CLASS A SHARES FOR THE CALIFORNIA TAX-FREE INCOME FUND HAS THE FOLLOWING SALES CHARGE SCHEDULE:
===============================================================================================================
   AMOUNT               FRONT-END SALES CHARGE AS       FRONT-END SALES CHARGE AS       DEALER ALLOWANCE AS %
OF PURCHASE             % OF PUBLIC OFFERING PRICE      % OF NET AMOUNT INVESTED       OF PUBLIC OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Less than $100,000              3.00%                           3.09%                           2.65%
---------------------------------------------------------------------------------------------------------------
$100,000 to $249,999            2.25%                           2.30%                           2.00%
---------------------------------------------------------------------------------------------------------------
$250,000 to $499,999            1.50%                           1.52%                           1.30%
---------------------------------------------------------------------------------------------------------------
$500,000 to $999,999            0.60%                           0.60%                           0.50%
---------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/          0.00%                           0.00%                           0.25%
---------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Please note that Class A shares of other Funds listed in other prospectuses have different loads and breakpoints levels.


38  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------
Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C share CDSC Reductions" and "Waivers for Certain Parties"). The Class B CDSC schedule is as follows:

================================================================================
 CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING CHARGE SCHEDULE:
--------------------------------------------------------------------------------
  REDEMPTION WITHIN:   1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS  6 YEARS
--------------------------------------------------------------------------------
  CDSC                 5.00%   4.00%    3.00%     3.00%     2.00%    1.00%
--------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. The distributor pays sales commissions of up to 4.00% of the purchase price of Class B shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires and the B shares are converted to A shares to reduce your future on-going expenses.

Class C Share CDSC Schedule

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of these potential reductions when you are deciding which share class to buy.


                                 Stagecoach Tax-Free Income Funds Prospectus  39

Reduced Sales Charges
--------------------------------------------------------------------------------

Class A Share Reductions:

 . You pay no sales charges on Fund shares you buy with reinvested distributions.

 . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 . By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 . Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Stagecoach front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 . If you are reinvesting the proceeds of a Stagecoach Fund redemption for shares on which you have already paid a front-end sales charge, you have 120 days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

 . You may reinvest into a Stagecoach Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the last 30 days.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.


40  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------
You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 . a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

 .  a trustee or fiduciary purchasing for a single fiduciary relationship; or

 . the members of a "qualified group" which consists of a "Company" (as defined in the Investment Company Act of 1940 ("1940 Act")), and related parties of such a "Company", which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

        ========================================================================
        How a Letter of Intent Can Save You Money!

        If you plan to invest in the Arizona Tax-Free Fund, for example, $100,000 in a Stagecoach Fund in installments over the next year, by signing a letter of intent you would pay only a 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $50,000, then 4.00% on the next $49,999!
        ========================================================================


                                 Stagecoach Tax-Free Income Funds Prospectus  41

Reduced Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Reductions:

 .  You pay no CDSC on Funds shares you purchase with reinvested distributions.

 . We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 . We waive the CDSC for redemptions made at the direction of Stagecoach Funds in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .  We waive the Class C share CDSC for certain types of accounts.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .  Current and retired employees, directors and officers of:

   . Stagecoach Funds and its affiliates;

   . Wells Fargo Bank and its affiliates;

   . Stephens and its affiliates; and

   . Broker-Dealers who act as selling agents.

 . The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director or officer.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment wrap accounts with whom Stagecoach Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts". If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.


42  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------
Class B shares you purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of purchase. The CDSC schedule for these shares is below:

================================================================================
 CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING CHARGE SCHEDULE:
--------------------------------------------------------------------------------
  REDEMPTION WITHIN:   1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS  6 YEARS
--------------------------------------------------------------------------------
  CDSC                 3.00%   2.00%    1.00%     1.00%     0.00%    0.00%
--------------------------------------------------------------------------------

The above schedule does not apply for any new shares purchased. If you exchange Class B shares for Class B shares of another Fund, you will retain the above CDSC schedule on your exchanged shares, but additional shares of the newly purchased Fund will age at the higher CDSC schedule.


                                 Stagecoach Tax-Free Income Funds Prospectus  43

Your Account
--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:

 . By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

 .  Through a brokerage account with an approved selling agent; or

 . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

 .  $1,000 per Fund minimum initial investment, or

 .  $100 per Fund minimum initial investment if you use the AutoSaver option.

 .  $100 per Fund for all investments after your first.

 . We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.


44  Stagecoach Tax-Free Income Funds Prospectus

Important Information:

 . Read this prospectus carefully. Discuss any questions you have with your selling agent. You may also ask for copies of the Statement of Additional Information or Annual Report. Copies are available free of charge from your selling agent or by calling 1-800 222-8222.

 . We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 PM Pacific time. Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the close are processed the next business day.

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 . We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Funds' assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 . We will process all requests to buy and sell shares at the first NAV calculated after the request in proper form is received.

 . You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Investor Services (1-800-222-
   8222) if you are investing directly with Stagecoach Funds, or speak to your selling agent if you are buying shares through a brokerage account.

 . Once an account has been opened, you can add additional Funds under the same registration without completing a new application.

 . We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected.


                                 Stagecoach Tax-Free Income Funds Prospectus  45

Your Account
--------------------------------------------------------------------------------

How to Buy Shares

The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

================================================================================
 BY MAIL
================================================================================
 If you are buying shares for the first time:
--------------------------------------------------------------------------------
 Complete a Stagecoach Funds application. Be
 sure to indicate the Fund name and the share
 class into which you intend to invest.             Mail to:
----------------------------------------------      Stagecoach Funds
 Enclose a check for at least $1,000 made out       PO Box 7066
 in the full name and share class of the Fund.      San Francisco, CA
 For example, "Stagecoach National Tax-Free         94120-9201
 Fund, Class B."
----------------------------------------------

 You may start your account with $100 if you
 elect the Systematic Purchase option on the
 application.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 If you are buying additional shares:
--------------------------------------------------------------------------------
 Make a check payable to the full name and
 share class of your Fund for at least $100.        Mail to:
 Be sure to write your account number on the        Stagecoach Funds
 check as well.                                     PO Box 7066
----------------------------------------------      San Francisco, CA
 Enclose the payment stub/card from your            94120-9201
 statement if available.
--------------------------------------------------------------------------------

================================================================================
 BY WIRE
================================================================================
 If you are buying shares for the first time:
--------------------------------------------------------------------------------
 If you do not currently have an account,
 complete a Stagecoach Funds application.
 You must wire at least $1,000. Be sure to          Mail to:
 indicate the Fund name and the share class         Stagecoach Funds
 into which you intend to invest.                   PO Box 7066
----------------------------------------------      San Francisco, CA
 Mail the completed application.                    94120-9201
----------------------------------------------      Fax to:
 You may also fax the completed application         1-415-546-0280
 (with original to follow).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 If you are buying additional shares:
--------------------------------------------------------------------------------
 Instruct your wiring bank to transmit          Wire to:
 at least $100 according to the                 Wells Fargo Bank, N.A.
 instructions given to the right. Be            San Francisco, California
 sure to have the wiring bank include
 your current account number and the            Bank Routing Number:
 name your account is registered in.            121000248
----------------------------------------------
                                                Wire Purchase Account Number:
                                                4068-000587

                                                Attention:
                                                Stagecoach Funds (Name of Fund
                                                and Share Class)

                                                Account Name:
                                                (Registration Name Indicated on
                                                Application)
                                                --------------------------------





46  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

================================================================================
 BY PHONE
================================================================================
 If you are buying shares for the first time:
--------------------------------------------------------------------------------
 You can only make your first purchase of a
 Fund by phone if you already have an
 existing Stagecoach Account.
----------------------------------------------       Call:
 Call Investor Services and instruct the             1-800-222-8222
 representative to either:
 .  transfer at least $1,000 from a linked
    settlement account, or
 .  exchange at least $1,000 worth of shares
    from an existing Stagecoach Fund.
    Please see "Exchanges" for special rules.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 If you are buying additional shares:
--------------------------------------------------------------------------------
 Call Investor Services and instruct the
 representative to either:
 .  transfer at least $100 from a linked             Call:
    settlement account, or                           1-800-222-8222
 .  exchange at least $100 worth of shares
    from another Stagecoach Fund.
--------------------------------------------------------------------------------

Selling Shares:

The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
 BY MAIL
================================================================================
 Write a letter stating your account
 registration, your account number, the
 Fund you wish to redeem and the dollar
 amount ($100 or more) of the redemption you
 wish to receive (or write "Full Redemption").
---------------------------------------------
 Make sure all the account owners sign
 the request.
---------------------------------------------
 You may request that redemption proceeds be         Mail to:
 sent to you by check, by ACH transfer into a        Stagecoach Funds
 bank account, or by wire ($5,000 minimum).          PO Box 7066
 Please call Investor Services regarding             San Francisco, CA
 requirements for linking bank accounts or for       94120-9201
 wiring funds.  We reserve the right to charge
 a fee for wiring funds although it is not
 currently our practice to do so.
---------------------------------------------
 Signature Guarantees are required for mailed
 redemption requests over $5,000. You can get
 a signature guarantee at financial
 institutions such as a bank or brokerage
 house. We do not accept notarized signatures.
--------------------------------------------------------------------------------


                                 Stagecoach Tax-Free Income Funds Prospectus  47

Your Account
--------------------------------------------------------------------------------

================================================================================
BY PHONE
================================================================================
 Call Investor Services to request a redemption
 of at least $100. Be prepared to provide your
 account number and Taxpayer Identification Number.
---------------------------------------------------
 Unless you have instructed us otherwise, only
 one account owner needs to call in redemption
 requests.
---------------------------------------------------
 You may request that redemption proceeds be sent
 to you by check, by transfer into an ACH-linked
 bank account, or by wire ($5,000 minimum). Please
 call Investor Services regarding requirements for
 linking bank accounts or for wiring funds.  We
 reserve the right to charge a fee for wiring funds
 although it is not currently our practice to do so.    Call:
---------------------------------------------------     1-800-222-8222
 Telephone privileges are automatically made
 available to you unless you specifically decline
 them on your application or subsequently in
 writing.
---------------------------------------------------
 Phone privileges allow us to accept transaction
 instructions by anyone representing themselves as
 the shareholder and who provides reasonable
 confirmation of their identity, such as providing
 the Taxpayer Identification Number on the account.
 We will not be liable for any losses incurred if
 we follow telephone instructions we reasonably
 believe to be genuine.
---------------------------------------------------
 Telephone requests are not accepted if the address
 on your account has been changed  by phone in the
 last 15 days.
--------------------------------------------------------------------------------

================================================================================
 GENERAL NOTES FOR SELLING SHARES
================================================================================
 We will process all requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the close of trading on the NYSE are processed the same business day.
--------------------------------------------------------------------------------
 We determine the NAV each day as of the close of regular trading on the NYSE, which is generally 1:00 PM Pacific time.
--------------------------------------------------------------------------------
 Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
 If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------

 We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check or Systematic Purchase have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------
 Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


48  Stagecoach Tax-Free Income Funds Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . If you exchange between Class A shares, you will have to pay any difference between a load you have already paid and the load you are subject to in the new Fund (less the difference between any load already paid under the maximum 3% load schedule and the maximum 4.5% schedule).

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . If you are exchanging from a higher-load Fund to a lower or no-load Fund, then back to the higher load, it is up to you to inform Stagecoach Funds that you have already paid the higher load.

 .  Exchanges between Class B shares, between Class C shares or between either
   Class B or Class C shares and a Stagecoach money market fund will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. This also applies to exchanges of Class A shares that are subject to a CDSC.

 . Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 . You may make exchanges between like share Classes. You may also exchange from Class A, B or C shares and non-institutional class shares to a non-institutional money market fund.


                                 Stagecoach Tax-Free Income Funds Prospectus  49

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan (formerly the Autosaver Plan) - With this program, you can regularly purchase shares of a Stagecoach Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 20th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Stagecoach Fund you own for shares of another Stagecoach Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Program - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested; and

   .  may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .  Fund Purchase Plan - Uses your distributions to buy shares at NAV of another
   Stagecoach Fund of the same share class or a money market fund. You must have already satisfied the minimum investment requirements of the Fund into which your distributions are being transferred in order to participate.


50  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------
 . Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

        ========================================================================
        Two Things to Keep In Mind About Distributions

        Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although all or a portion of the distribution may still be taxable to you.
        ========================================================================

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from a Fund's net interest income from tax-exempt securities will not be subject to federal income tax. A substantial portion of such dividends distributed by the Arizona Tax-Free Fund, the California Tax-Free Bond Fund, the California Tax-Free Income Fund and the Oregon Tax-Free Fund to noncorporate shareholders will also be exempt from the respective state's income tax. Dividends attributable to a Fund's income from other investments and net short-term capital gain will be taxable to you as ordinary income. We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains , which may qualify for taxation at preferential rates in the hands of non corporate shareholders.

In general, all distributions will be taxable to you when paid, even if they are paid in additional Fund Shares. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated


                                 Stagecoach Tax-Free Income Funds Prospectus  51

Additional Services and Other Information
--------------------------------------------------------------------------------

securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

Historical Fund Information

Arizona Tax-Free Fund-- The Fund operated as the Arizona Intermediate Tax-Free Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on March 2, 1992, until its reorganization as a portfolio of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management Inc. ("FICM") assumed investment advisory responsibilities. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, on September 6, 1996. In connection with the reorganization, existing Investor shares were converted into Class A shares of the Fund. In connection with the merger of First Interstate Bancorp with Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

California Tax-Free Bond Fund-- On December 12, 1997, the Overland Express California Tax-Free Bond Fund was reorganized as the California Tax-Free Bond Fund of Stagecoach Funds. For accounting purposes, the Overland Express Fund is considered the surviving entity and the financial highlights shown for the Class A and C shares are the Financial Highlights of the Class A and D shares of the Overland Fund. The Overland Fund did not offer Class B shares.

National Tax-Free Fund-- The Fund operated as the Quality Tax-Exempt Income Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on January 15, 1993, until its reorganization as a portfolio of Pacifica Funds Trust on October 1, 1995,


52 Stagecoach Tax-Free Income Funds Prospectus when FICM assumed investment advisory responsibilities. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds on September 6, 1996. In connection with the reorganization, existing Investor shares were converted into Class A shares of the Fund. In connection with the merger of First Interstate Bancorp with Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Oregon Tax-Free Fund-- The Fund operated as the Oregon Tax-Exempt Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on June 1, 1988 until its reorganization as a portfolio of Pacifica Funds Trust on October 1, 1995 when FICM assumed investment advisory responsibilities. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds on September 6, 1996. In connection with the reorganization, existing Investor shares were converted into Class A shares of the Fund. In connection with the merger of First Interstate Bancorp with Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Wells Fargo & Company/Norwest Merger-- On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

Share Class-- This Prospectus contains information about Class A, Class B and Class C shares. Some of the Funds may offer additional share classes with different expenses and returns than those described here. Call Stephens at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Conversion of Class B shares-- We will convert Class B shares into Class A shares at the month end following the six-year anniversary of their original purchase. This is done to avoid the higher on-going Rule 12b-1 fees assessed to Class B shares. The conversion is done at NAV and, since it is unlikely that Class A and Class B shares of the same Fund will have the same NAV on a given date, the conversion is on a dollar-value basis, not a share-for-share basis.

Minimum Account Value-- Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.


                                 Stagecoach Tax-Free Income Funds Prospectus  53

Additional Services and Other Information
--------------------------------------------------------------------------------

Statements-- We mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Dealer Concessions and Rule 12b-1 fees-- Stephens, as the Fund's distributor, will pay the portion of the Class A share sales charge shown as the Dealer Allowance to the selling agent, if any. Stephens also compensates selling agents for the sale of Class B and Class C shares and is reimbursed through Rule 12b-1 fees and contingent deferred sales charges. Selling agents may receive different compensation for sales of Class A, Class B and Class C shares of the same Fund. Stephens may, from time to time, pay additional compensation to selling agents that will not exceed the maximum compensation permitted by Rule 12b-1.

Statement of Additional Information-- Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for each Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act-- Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights-- All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


54  Stagecoach Tax-Free Income Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized and the entities that perform different services and how they are compensated. Further information is available in the Statement of Additional Information for each Fund.

About Stagecoach

Each Fund is one of over 30 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

================================================================================
                                 SHAREHOLDERS
================================================================================
                                      |
================================================================================
                 FINANCIAL SERVICES FIRMS AND SELLING AGENTS
================================================================================
    Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                      |
================================================================================
                                              TRANSFER AND
 DISTRIBUTOR &                            DIVIDEND DISBURSING     SHAREHOLDER
CO-ADMINISTRATOR       ADMINISTRATOR            AGENT           SERVICING AGENTS
================================================================================
 Stephens Inc.         Wells Fargo Bank     Wells Fargo Bank    Various Agents
 111 Center St.        525 Market St.       525 Market St.
 Little Rock, AR       San Francisco, CA    San Francisco, CA

 Markets the Funds,    Manages the Funds'   Maintains records   Provide services
 distributes shares,   business activities  of shares and       to customers
 and manages the                            supervises the
 Funds' business                            paying of dividends
 activities
-------------------------------------------------------------------------------
                                      |
================================================================================
                           INVESTMENT SUB-ADVISOR
================================================================================
         Wells Capital Management, 525 Market St., San Francisco, CA
                  Manages the Funds' investment activities
--------------------------------------------------------------------------------
                                      |
================================================================================
        INVESTMENT ADVISOR                               CUSTODIAN
================================================================================
Wells Fargo Bank, 525 Market St.,             Wells Fargo Bank, 525 Market St.,
San Francisco, CA                             San Francisco, CA

Manages the Funds' investment activities      Provides safekeeping for the
                                              Funds' assets
--------------------------------------------------------------------------------
                                      |
================================================================================
                             BOARD OF DIRECTORS
================================================================================
                      Supervises the Funds' activities
--------------------------------------------------------------------------------

                                 Stagecoach Tax-Free Income Funds Prospectus  55

Organization and Management of the Funds
--------------------------------------------------------------------------------

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, amending fundamental investment strategies or policies.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described. The Statement of Additional Information has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds.   Wells Fargo Bank,
founded in 1852, is the oldest bank in the Western United States and is one of the largest banks in the U.S. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of August 1, 1998, Wells Fargo Bank and its affiliates managed over $63 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal period ended March 31, 1998:

--------------------------------------------------------------------------------
    Arizona Tax-Free Fund                                             .15%
--------------------------------------------------------------------------------
    California Tax-Free Bond Fund                                     .50%
--------------------------------------------------------------------------------
    California Tax-Free Income Fund                                   .15%
--------------------------------------------------------------------------------
    National Tax-Free Fund                                            .15%
--------------------------------------------------------------------------------
    Oregon Tax-Free Fund                                              .15%
--------------------------------------------------------------------------------

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A. , is the sub-advisor for each of the Funds. As of August 1, 1998, WCM provided investment advice for assets in excess of $32 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .15% of each Fund's assets up to the first $400 million, .125% of the next $400 million in assets, and .10% of all assets over $800 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.


56  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets, for these services.

The Distributor and Co-Administrator

Stephens is the Funds' distributor and co-administrator. Stephens receives .04% of each Fund's assets for its services as co-administrator. Stephens also receives all loads, CDSCs and distribution plan fees. It uses a portion of these amounts to compensate selling agents for their services in marketing the Funds' shares.

Distribution Plan

We have adopted distribution plans for each class of the Funds. For Class A shares of the California Tax Free Bond and the California Tax-Free Income Funds, these plans are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials. For all other shares of the Funds these plans are used to pay for distribution-related services including ongoing compensation to selling agents. Each Fund may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher assets levels pay a higher proportion of these costs.

For these services each Fund pays the following:

--------------------------------------------------------------------------------
                                              Class A    Class B    Class C
--------------------------------------------------------------------------------
    Arizona Tax-Free Fund                       .05%       .75%        N/A
--------------------------------------------------------------------------------
    California Tax-Free Bond Fund               .05%       .70%       .75%
--------------------------------------------------------------------------------
    California Tax-Free Income Fund             .05%        N/A        N/A
--------------------------------------------------------------------------------
    National Tax-Free Fund                      .05%       .75%       .75%
--------------------------------------------------------------------------------
    Oregon Tax-Free Fund                        .05%       .75%        N/A
--------------------------------------------------------------------------------


                                 Stagecoach Tax-Free Income Funds Prospectus  57

Organization and Management of the Funds
--------------------------------------------------------------------------------

Shareholder Servicing Plan

We have Shareholder Servicing Plans for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services each Fund pays the following:

--------------------------------------------------------------------------------
                                              Class A    Class B    Class C
--------------------------------------------------------------------------------
    Arizona Tax-Free Fund                       .25%       .25%        N/A
--------------------------------------------------------------------------------
    California Tax-Free Bond Fund               .30%       .30%       .25%
--------------------------------------------------------------------------------
    California Tax-Free Income Fund             .30%        N/A        N/A
--------------------------------------------------------------------------------
    National Tax-Free Fund                      .25%       .25%       .25%
--------------------------------------------------------------------------------
    Oregon Tax-Free Fund                        .25%       .25%        N/A
--------------------------------------------------------------------------------

Portfolio Managers

The following is a list of portfolio managers identified within the various Funds' summaries. More detailed biographical information is available in the Statement of Additional Information.

 .  Stephen Galiani

   Manager--Tax-Exempt Securities

   Joined Wells Fargo Bank in 1997, worked for Qualivest Capital Management, Portland, Oregon as a Senior Portfolio Manager from May 1995 until May 1997, and was president and portfolio manager of Galiani Asset Management Corp. from March 1990.

 .  David Klug

   Senior Tax-Exempt Specialist

   With Wells Fargo Bank for over 15 years.

 .  Laura Milner

   Senior Tax-Exempt Specialist

   With Wells Fargo Bank for over 10 years.

 .  Mary Gail Walton

   Senior Tax-Exempt Specialist

   Joined Wells Fargo Bank in 1996 after the merger with First Interstate Bank, where she had worked since 1991.


58  Stagecoach Tax-Free Income Funds Prospectus

How to Read the Financial Highlights
--------------------------------------------------------------------------------

After the description of each Fund there is a chart showing important financial information about the Fund. The chart is called the "Financial Highlights" and is designed to help you understand the past performance of the Funds. The financial statements from which the Financial Highlights were derived were audited by KPMG Peat Marwick LLP, with the exception of the Class A Calendar-Year returns, or as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-222-8222. Other auditors audited statements for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds for periods prior to October 1, 1995.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)-- The net value of one share of a class of a Fund. See the Glossary for a definition.

Net Investment Income-- Net investment income is calculated by subtracting the aggregate Fund expenses from the Funds' investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments-- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gains."

Net Assets-- The value of the investments in a Funds' portfolio (after accounting for expenses) that are attributable to the particular class of the Fund.

Ratio of Expenses to Average Net Assets-- This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.



                                 Stagecoach Tax-Free Income Funds Prospectus  59

--------------------------------------------------------------------------------

Ratio of Net Investment Income (Loss) to Average Net Assets-- This ratio is the result of dividing net investment income (or loss) by average net assets.

Portfolio Turnover-- Portfolio turnover reflects the trading activity in the Funds' portfolio and is expressed as a percentage of a Fund's investment portfolio. For example, a Fund with a 50% portfolio turnover has sold and bought half of its investment portfolio during the given period.

Total Return-- The return for the periods presented on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.



60  Stagecoach Tax-Free Income Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve System which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report

A document that provides certain financial and other important information for the most recent reporting period and each Funds' portfolio of investments.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Diversified

A diversified fund or portfolio, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets.

Dollar-Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar for dollar basis.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer duration typically more sensitive to interest rate changes than shorter duration.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally-sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.


                                 Stagecoach Tax-Free Income Funds Prospectus  61

Glossary
--------------------------------------------------------------------------------

Liquidity

The ability to readily sell a security at its fair price.

Municipal Obligations

We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term).

Nationally Recognized Rating Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the New York Stock Exchange is open, typically 1:00 p.m. Pacific time.

Non-Diversified

Any fund that does not have a policy as described under "Diversified" in this Glossary.

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell a Fund's shares.


62  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Senior Securities

A security that has a priority claim to a company's assets. For example, a bondholder has the right to receive a share of a company's assets before a common stockholder does in the event of a company's liquidation.

Shareholder Servicing Agent

An entity appointed by a Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Standard & Poors (S&P)

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the US economy.

Statement of Additional Information

A document that supplements the disclosures made in this Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity

The average remaining maturity for the debt securities in a portfolio on a dollar-for-dollar basis.



                                 Stagecoach Tax-Free Income Funds Prospectus  63
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

You may wish to review the following documents:

Statement of Additional Information

Supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report

Provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

These are available free of charge by calling 1-800-222-8222 or from

                                   -----------------------
STAGECOACH FUNDS(R)                       BULK RATE
P.O. Box 7066                         U.S. Postage Paid
San Francisco, CA                       Permit #30835
94120-7066                            Los Angeles, CA
                                   -----------------------






SC TFP (11/98)      NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                        [LOGO OF RECYCLED PAPER]

                                                           STAGECOACH FUNDS(R)

November 15, 1998


Stagecoach
    Income Funds
Prospectus


Short-Intermediate U.S.   Please read this Prospectus and keep it for future
Government Income         reference. It is designed to provide you with
Fund                      important information and to help you decide if
                          Fund's goals match your own.
U.S. Government
Income Fund               These securities have not been approved or
                          disapproved by the U.S. Securities and Exchange
                          Commission ("SEC"), any state securities commission
Institutional Class       or any other regulatory authority, nor have any of
                          these authorities passed upon the accuracy or
                          adequacy of this Prospectus. Any representation to
Investment Advisor        the contrary is a criminal offense.
and Administrator:
                          Fund shares are NOT deposits or other obligations of,
Wells Fargo Bank          or issued, endorsed or guaranteed by, Wells Fargo
                          Bank, N.A. ("Wells Fargo Bank"), or any of its
Investment                affiliates. Fund shares are NOT insured or guaranteed
Sub-Advisor:              by the U.S. Government, the Federal Deposit Insurance
                          Corporation ("FDIC"), the Federal Reserve Board or
Wells Capital             any other governmental agency. AN INVESTMENT IN A
Management                FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS
                          OF PRINCIPAL.
Distributor and
Co-Administrator:

Stephens Inc.

About this Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a Fund can be found.


                Important information you should look for:
--------------------------------------------------------------------------------


                Investment Objective and Investment Policies

[LOGO OF        What is the Fund trying to achieve? How do we intend to invest
ARROW]          your money? What makes a Fund different from the other Funds offered in this Prospectus? Look for the arrow icon to find out.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          What are key risk factors for a Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about these Funds?

Each Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-260-5969. The Statement of Additional Information and other information for the Funds is also available on the SEC's web site (http://www.sec.gov).

Table of Contents


                           Key Information                          4

                           Summary of Expenses                      6

--------------------------------------------------------------------------------

The Funds                  Short-Intermediate U.S. Government       8
                            Income Fund
This section contains
important information      U.S. Government Income Fund             12
about the individual
Funds.                     General Investment Risks                15

--------------------------------------------------------------------------------

Your Account               Your Fund Account                       20

Turn to this section       How to Buy Shares                       21
for information on how
to open and maintain       How to Sell Shares                      22
your account, including
how to buy, sell and       Exchanges                               23
exchange Fund shares.
                           Other Information                       24

--------------------------------------------------------------------------------

Reference                  Organization and Management             27
                            of the Funds
Look here for details
on the organization of     How to Read the Financial Highlights    31
the Funds and term
definitions.               Glossary                                33

Key Information
--------------------------------------------------------------------------------

Summary of the Stagecoach Income Funds

The Funds described in this Prospectus invest primarily in debt securities and seek to distribute monthly income and have varying degrees of principal stability. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objectives, investment practices, permitted investments and risks carefully before investing in a Fund.

Should you consider investing in these Funds? Yes, if:

 .  you are looking to add  income investments to your portfolio;

 .  you are looking for monthly income;

 . you are looking for more stability of principal than equity funds typically provide; and

 . you are willing to accept the risks of income investing, including the risk that share prices may rise and fall.

You should not invest in these Funds if:

 .  you are looking for FDIC insurance coverage or guaranteed rates of return;

 .  you are unwilling to accept the risk that you may lose the money you invest;

 .  you are unwilling to accept the risks of investing in the bond markets; or

 .  you are looking for returns characteristic of equity investments.

What are Institutional Shares?

Institutional shares are typically held for your benefit by affiliate, franchise or correspondent banks of Wells Fargo & Company and other select institutions. The Funds offered here are available in other share classes.
A prospectus for additional share classes can be obtained by calling 1-800-260-5969.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Funds to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.


4  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

What are the "Funds"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc. ("Stagecoach").

Key Terms

The term "debt securities" used in this Prospectus refers to a broad variety of fixed-income and variable-rate securities including bonds, bills, notes and mortgage-backed securities. The term "instruments" is used to describe a negotiable contract or promise to pay money, such as a Certificates of Deposit or a Banker's Acceptance. The "Permitted Investments" for each Fund and "Investment Practices and Risks" table describe some of the particular instruments and securities used for each Fund.

Dividends

We pay dividends, if any, monthly, and distribute capital gains, if any, at least annually.


                                           Stagecoach Income Funds Prospectus  5

Income Funds                                                 Summary of Expenses
--------------------------------------------------------------------------------

================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================
 These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Funds" for more details.
--------------------------------------------------------------------------------
                                           Short-Int.     U.S. Government
                                        U.S. Govt. Inc.       Income
--------------------------------------------------------------------------------
 Maximum sales charge on a purchase           None             None
--------------------------------------------------------------------------------
 Maximum sales charge on reinvested
   dividends                                  None             None
--------------------------------------------------------------------------------
 Maximum sales charge on redemptions          None             None
--------------------------------------------------------------------------------
 Exchange fees                                None             None
--------------------------------------------------------------------------------

================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

 Annual Fund Operating Expenses reflect current expenses and fee waivers. Fee waivers and expense reimbursements are voluntary and may be discontinued without prior notice.
--------------------------------------------------------------------------------
                                         Short-Int.      U.S. Government
                                       U.S. Govt. Inc.       Income
--------------------------------------------------------------------------------
 Management fee
   (after waivers)                          0.40%             0.50%
--------------------------------------------------------------------------------
 Other expenses
   (after waivers or reimbursements)        0.51%             0.41%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses
   (after waivers or reimbursements)        0.91%             0.91%
--------------------------------------------------------------------------------
 Management fee
   (before waivers)                         0.50%             0.50%
--------------------------------------------------------------------------------
 Other expenses
   (before waivers or reimbursements)       0.58%             0.68%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses
   (before waivers or reimbursements)       1.08%             1.18%
--------------------------------------------------------------------------------


6  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

================================================================================
 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================
 You would pay the following
 expenses on a $1,000 investment
 assuming a 5% annual return and
 that you redeem your shares at            Short-Int.     U.S. Government
 the end of each period.                 U.S. Govt. Inc.      Income
--------------------------------------------------------------------------------
 1 year                                      $  9             $  9
--------------------------------------------------------------------------------
 3 years                                     $ 29             $ 29
--------------------------------------------------------------------------------
 5 years                                     $ 50             $ 50
--------------------------------------------------------------------------------
 10 years                                    $112             $112
--------------------------------------------------------------------------------


                                          Stagecoach Income Funds Prospectus  7

Short-Intermediate U.S. Government Income Fund
--------------------------------------------------------------------------------

                Portfolio Managers:   Madeleine Gish (since 7/96)
                                      Jeff Weaver (since 7/96)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Short-Intermediate U.S. Government Income Fund seeks to provide investors with current income while preserving capital, by investing primarily in a portfolio consisting of short- to intermediate term securities issued or guaranteed by the U.S.
                Government, its agencies and instrumentalities.

                Investment Policies

                We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when interest rates are expected to increase and to increase total return by lengthening maturity when interest rates are expected to fall.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 65% of our total assets in U.S. Government obligations;

                . in investment grade corporate debt securities including asset-backed securities;

                . no more than 5% of our total assets in securities downgraded below investment grade after we acquired them;

                . up to 25% of our assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

                . in stripped Treasury securities, adjustable-rate mortgage securities, adjustable portions of collateralized mortgage obligations.


8  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 15 and the specific risks listed below. They are both important to your investment choice.

                Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings. The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           For information on Fund fees and expenses, see "Summary of
                Expenses" on page 6.


                                           Stagecoach Income Funds Prospectus  9

Short-Intermediate U.S. Government Income Fund

                          See "How to Read the Financial Highlights" on page 31.
--------------------------------------------------------------------------------

===========================================================================================
FOR A SHARE OUTSTANDING
===========================================================================================
                                             INSTITUTIONAL CLASS SHARES --
                                             COMMENCED ON SEPTEMBER 6, 1996
                                            -----------------------------------------------
                                             June 30,     Mar. 31,     Mar. 31,   Sept. 30,
For the period ended:                        1998/1/        1998       1997/2/      1996
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $  9.76        $  9.45     $  9.54   $   9.46
-------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss)                0.13           0.51        0.34       0.03
   Net realized and unrealized gain            0.02           0.31       (0.09)      0.08
    (loss) on investments
-------------------------------------------------------------------------------------------
 Total from investment operations              0.15           0.82        0.25       0.11
-------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income       (0.13)         (0.51)      (0.34)     (0.03)
   Distributions from net realized gain        0.00           0.00        0.00       0.00
-------------------------------------------------------------------------------------------
 Total from distributions                     (0.13)         (0.51)      (0.34)     (0.03)
-------------------------------------------------------------------------------------------
 Net asset value, end of period             $  9.78        $  9.76     $  9.45   $   9.54
-------------------------------------------------------------------------------------------
 Total return (not annualized)                 1.56%          8.85%       2.58%      1.08%
-------------------------------------------------------------------------------------------
 Ratios/supplemental data:
   Net assets, end of period (000s)         $90,146        $51,973     $60,150   $ 73,637
-------------------------------------------------------------------------------------------
 Ratios to average net assets
  (annualized):
   Ratio of expenses to average
    net assets                                 0.91%          0.69%       0.65%      0.59%
   Ratio of net investment income
    to average net assets                      5.44%          5.28%       7.01%      5.14%
-------------------------------------------------------------------------------------------
 Portfolio turnover                              12%            48%         52%       389%
-------------------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets prior to waived fees and
   reimbursed expenses                         1.08%          1.07%       1.02%      0.84%
-------------------------------------------------------------------------------------------
 Ratio of net investment income to
   average net assets prior to waived
   fees and reimbursed expenses                5.27%          4.90%       6.64%      4.89%
-------------------------------------------------------------------------------------------
==========================================================================================
INSTITUTIONAL SHARES CALENDAR-YEAR RETURNS (UNAUDITED)        1997        1996       1995
==========================================================================================
 Returns for other share classes may vary due to different    7.68%       3.55%     12.67%
 fees and expenses. These returns reflect fee waivers and
 reimbursements and are not a guarantee of future performance.
------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.


10  Stagecoach Income Funds Prospectus

This page intentionally left blank
--------------------------------------------------------------------------------

U.S. Government Income Fund
--------------------------------------------------------------------------------

                Portfolio Managers:  Scott Smith (since 12/97)
                                     Paul Single (since 5/95)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The U.S. Government Income Fund seeks a long-term total rate of return through preserving capital and earning high interest income by investing principally in a portfolio of U.S.
                Government mortgage pass-through securities, consisting primarily of securities issued by GNMA, FNMA and FHLMC.

                Investment Policies

                We actively manage a diversified portfolio of U.S. Government mortgage pass-through securities (including those issued by GNMA, FNMA and FHLMC), U.S. Treasury securities and repurchase agreements.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 65% of total Fund assets in mortgage pass-through securities; and

                . in Treasury securities and repurchase agreements collateralized by U.S. Government obligations.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so.


12  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 15 and the specific risks listed below. They are both important to your investment choice.

                The U.S. Government guarantees the timely payment of interest and principal of GNMA and Treasury securities with its full faith and credit. FNMA and FHLMC securities, however, are guaranteed by the issuing agencies and not by the U.S. Government. There is no guarantee that the U.S. Government will support FNMA and FHLMC securities if they are unable to meet their obligations.

                The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Mortgage pass-through securities are residential home mortgages bundled together and sold as a single security. Mortgage payments are "passed through" the issuing agency to the security's holder as interest and principal payments.

                Prior to December 15, 1997, the Fund was known as the Ginnie Mae Fund.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                          Stagecoach Income Funds Prospectus  13

U.S. Government Income Fund                                 Financial Highlights

See "Historical Fund Information"                 See "How to Read the Financial
on page 25.                                              Highlights" on page 31.
--------------------------------------------------------------------------------

================================================================================
FOR SHARES OUTSTANDING
================================================================================
                                             INSTITUTIONAL CLASS SHARES --
                                             COMMENCED ON DECEMBER 15, 1997
                                             -----------------------------------
                                             June 30, 1998/1/      Dec. 31, 1997
--------------------------------------------------------------------------------
 Net asset value, beginning of period             $15.71             $  15.73
--------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)                      0.43                 0.05
  Net realized and unrealized gain (loss)
   on investments                                   0.08                (0.02)
--------------------------------------------------------------------------------
 Total from investment operations                   0.51                 0.03
--------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income             (0.43)               (0.05)
  Distributions from net realized gain              0.00                 0.00
--------------------------------------------------------------------------------
 Total from distributions                          (0.43)               (0.05)
--------------------------------------------------------------------------------
 Net asset value, end of period                   $15.79             $  15.71
--------------------------------------------------------------------------------
 Total return (not annualized)                      3.32%                0.18%
--------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                $8,307             $  7,255
--------------------------------------------------------------------------------
 Ratios to average net assets (annualized)
  Ratio of expenses to average net assets           0.83%                0.77%
  Ratio of net investment income
   to average net assets                            5.56%                6.58%
--------------------------------------------------------------------------------
 Portfolio turnover                                  245%                 306%
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                          1.18%                1.16%
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets prior to waived fees
  and reimbursed expenses                           5.21%                6.19%
--------------------------------------------------------------------------------
================================================================================
INSTITUTIONAL SHARE CALENDAR-YEAR RETURNS (UNAUDITED)                    1997
================================================================================
 Returns for other share classes may vary due to different               0.18%
 fees and expenses. These returns reflect fee waivers and
 reimbursements and are not a guarantee of future performance.
--------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from December 31 to June 30.


14  Stagecoach Income Funds Prospectus

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services for a Fund, such as an Institution or investment advisors, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Funds invest in securities that involve particular kinds of risk.

 . The Funds invest in debt securities, such as notes and bonds, that are subject to credit risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

 . The Funds' debt securities are also subject to interest rate risk. Interest rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the security has adjustable or variable rate features. Changes in market interest rates may also extend or shorten the duration of certain types of securities, such as asset-backed securities, thereby affecting their value and the return on your investment. Each Fund may continue to hold debt securities that cease to be rated by a nationally recognized ratings organization or whose rating falls below the levels permitted for such Fund, provided Wells Fargo Bank continues to


                                          Stagecoach Income Funds Prospectus  15

General Investment Risks
--------------------------------------------------------------------------------

   believe that holding the instrument is in the best interest of the Fund. Unrated or downgraded securities may be more susceptible to interest rate and credit risk than rated or higher-rated securities.

 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.

 .  The Funds also invest a portion of their assets in GNMAs, FNMAs and FHLMCs.
   Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to investors through securities dealers. Once approved by GNMA, a government corporation within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal of a GNMA security is guaranteed by the full faith and credit of the U.S. Government. FNMA and FHLMC are federally chartered corporations supervised by the U.S. Government, acting as government-sponsored enterprises. FNMA and FHLMC securities are not direct obligations of the U.S. Treasury, and are supported by the credit of FNMA or FHLMC only. FNMA guarantees timely payment of interest and principal on its securities; FHLMC guarantees timely payment of interest and ultimate payment of principal only.

 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does


16  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk-- The risk that an adverse change in the diplomatic relations between the U.S. and another country might reduce the value or liquidity of investments in either country.

Experience Risk-- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk-- The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase a Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair market price.

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment Risk-- The risk that, as interest rates fall, homeowners will refinance existing mortgages, causing mortgage-backed securities to have reduced yields.

Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.


                                          Stagecoach Income Funds Prospectus  17

General Investment Risks
--------------------------------------------------------------------------------

Regulatory Risk-- The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risks-- Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900. Most of the services provided to the Funds depend on the proper functioning of computer systems. Any failure to adapt these systems in time could hamper the Funds' operations and services. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their systems and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, because the Year 2000 issue affects virtually all organizations and governments, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

        =======================================================================
        Investment Practice/Risk

        The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objectives and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each.

        Objectives described for the other Funds are fundamental and cannot be changed without approval by vote of a majority of shareholders.

        Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees. In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

        Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its investment objective.
        =======================================================================

18  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

                                                                       SHORT-     U.S. GOVT.
                                                                    INTERMEDIATE    INCOME
============================================================================================
INVESTMENT PRACTICE:                            RISK:
============================================================================================
Floating and Variable Rate Debt

Instruments with interest rates that            Interest Rate and          *          *
are adjusted either on a schedule or            Credit Risk
when an index or benchmark changes.
--------------------------------------------------------------------------------------------
Repurchase Agreements

A transaction in which the seller of a          Credit and                 *          *
security agrees to buy back a security          Counter-Party
at an agreed upon time and price,
usually with interest.
--------------------------------------------------------------------------------------------
Other Mutual Funds

The temporary investment in shares of           Market Risk                *          *
another mutual fund. A pro rata portion
of the other fund's expenses, in addition
to the expenses paid by the Funds, will
be borne by Fund shareholders.
--------------------------------------------------------------------------------------------
Stripped Obligations

Securities that give ownership to either        Interest Rate Risk         *          *
future payments of interest or a future
payment of principal, but not both.
These securities tend to have greater
interest rate sensitivity than
conventional debt obligations. Each Fund
may invest up to 20% of assets in
interest-only or principal-only
obligations, or a combination thereof.
--------------------------------------------------------------------------------------------
Illiquid Securities

A security that cannot be readily sold,         Liquidity Risk             *          *
or cannot be readily sold without
negatively affecting its fair price.
Limited to 15% of assets.
--------------------------------------------------------------------------------------------
Loans of Portfolio Securities

The practice of loaning securities              Credit, Counter-Party      *          *
to brokers, dealers and financial               and Leverage Risk
institutions to increase return on
those securities. Loans may be made
in accordance with existing investment
policies. Limited to 33 1/3% of assets.
--------------------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
and Delayed Delivery Transactions

Securities bought or sold for delivery          Interest Rate, Credit      *          *
at a later date or bought or sold for           and Experience Risk
a fixed price at a fixed date.
--------------------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow an equivalent of          Leverage Risk              *          *
10% (20% for the US Government Income
Fund) of total assets from banks for
temporary purposes to meet shareholder
redemptions.
--------------------------------------------------------------------------------------------
Asset-Backed Securities

Securities consisting of an undivided           Interest Rate, Credit,     *          *
fractional interests in pools of                Experience Risk
mortgages, consumer loans, such as
car loans or credit card debt, or
receivables held in trust.
--------------------------------------------------------------------------------------------
Foreign Securities

Securities issued by a non-U.S. company         Information, Political,    *
or debt of a foreign government in the          Regulatory, Diplomatic
form of an American Depositary Receipt          Liquidity and Currency
or similar instrument. Limited to 25%           Risk
of assets.
--------------------------------------------------------------------------------------------

                                          Stagecoach Income Funds Prospectus  19

Your Fund Account
--------------------------------------------------------------------------------

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account Agreement with your Institution for the rules governing your investment.

Minimum Investments:

 . Minimum, initial and subsequent investment amounts are determined by your Customer Account Agreement with your Institution, and are generally:

   .  $1,000,000 per Fund minimum initial investment, and

   .  $25,000 per Fund for all investments after your first.

Important Information:

 . Read this Prospectus carefully. Discuss any questions you have with your Institution. You may also ask for copies of the Statement of Additional Information and Annual or Semi-Annual Reports. Copies are available free of charge from your Institution or by calling 1-800-260-5969.

 . We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 PM Pacific time.

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 . Purchase orders and payments must be received in proper form by an Institution by 1:00 PM (Pacific time) on any business day to be processed on that day. Payment for your purchase order may be made by Institutions in funds available to us no later than the next business day. If such payment is not received, the order will be cancelled and the Institution will be responsible for any loss.

 . We determine the Net Asset Value (NAV) of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.


20  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

 . We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected.

How to Buy Shares

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 . The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

 . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.


                                          Stagecoach Income Funds Prospectus  21

Your Fund Account
--------------------------------------------------------------------------------

How to Sell Shares

Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares

 . We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 PM (Pacific time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

 . Redemption proceeds are usually wired to the redeeming Institution the following business day.

 . We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

 . Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.


22  Stagecoach Income Funds Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .  You may make exchanges only between like share classes.


                                          Stagecoach Income Funds Prospectus  23

Other Information
--------------------------------------------------------------------------------

Dividend and Capital Gain Distributions

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Fund. The new shares are purchased at NAV, generally on the day the distributions are paid.

Capital gain distributions, if any, will be made annually for each Fund.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. These are taxable to you as ordinary income. We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains. Such distributions paid to noncorporate shareholders may qualify for taxation at preferential rates. Distributions are generally taxable when paid, even if they are paid in additional shares. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions and exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will also be subject to back-up withholding taxes.


24  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Historical Fund Information:

U.S. Government Income Fund-- Commenced operations on April 7, 1988, as the U.S. Government Income Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank. On December 12, 1997, the Overland Fund was reorganized as the U.S. Government Income Fund of Stagecoach Funds. For accounting purposes, the Overland Fund is considered the surviving entity. The Overland Fund did not offer Institutional Class shares.

Wells Fargo Bank & Company/Norwest Merger-- On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

Share Class-- This Prospectus contains information about Institutional Class shares. The Funds offer additional share classes with different expenses and returns than those described here. Call Stephens at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Minimum Account Value-- Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements-- Your Institution mails statements after any account activity, including transactions, dividends or capital gains, and at year-end. The


                                          Stagecoach Income Funds Prospectus  25

Other Information
--------------------------------------------------------------------------------

Institutions will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Statement of Additional Information-- Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Funds. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-260-5969.

Glass-Steagall Act-- Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights-- All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


26  Stagecoach Income Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different companies provide services to the Funds. This section shows how the Funds are organized, the companies that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach

Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.


================================================================================
                                 SHAREHOLDERS
================================================================================
                                       |
================================================================================
                 INSTITUTIONS FIRMS AND THEIR REPRESENTATIVES
================================================================================
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                       |
================================================================================
                                            TRANSFER AND
 DISTRIBUTOR &                          DIVIDEND DISBURSING      SHAREHOLDER
CO-ADMINISTRATOR      ADMINISTRATOR           AGENT            SERVICING AGENTS
================================================================================
 Stephens Inc.       Wells Fargo Bank    Wells Fargo Bank  Various Institutions
 111 Center St.      525 Market St.      525 Market St.
 Little Rock, AR     San Francisco, CA   San Francisco, CA
 Markets the         Manages the Funds'  Maintains records
 Funds, distributes  business            of shares and     Provide services
 shares, and         activities          supervises the    to customers
 manages the Funds'                      paying of
 business activities                     dividends
--------------------------------------------------------------------------------
                                       |
================================================================================
                            INVESTMENT SUB-ADVISOR
================================================================================
        Wells Capital Management, 525 Market Street, San Francisco, CA
                   Manages the Funds' investment activities
--------------------------------------------------------------------------------
                                       |
================================================================================
        INVESTMENT ADVISOR                             CUSTODIAN
================================================================================
 Wells Fargo Bank, 525 Market St.,        Wells Fargo Bank, 525 Market St.,
 San Francisco, CA                        San Francisco, CA
 Manages the Funds'                       Provides safekeeping for the Funds'
 investment activities                    assets
--------------------------------------------------------------------------------
                                       |
================================================================================
                              BOARD OF DIRECTORS
================================================================================
                       Supervises the Funds' activities
--------------------------------------------------------------------------------


                                          Stagecoach Income Funds Prospectus  27

Organization and Management of the Funds
--------------------------------------------------------------------------------

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members or amending fundamental investment strategies or policies.

In the following sections, the percentages shown are the percentages of the average daily net assets of the Institutional Class shares paid on an annual basis for the services described. The Statement of Additional Information has more detailed information about the investment advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company.
As of August 1, 1998, Wells Fargo Bank and its affiliates managed over
$63 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal year:

--------------------------------------------------------------------------------
 Short-Intermediate U.S. Government Income                              .40%
--------------------------------------------------------------------------------
 U.S. Government Income Fund                                            .50%
--------------------------------------------------------------------------------

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of August 1, 1998, WCM provided investment advice for assets aggregating in excess of $32 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank 0.15% of each Fund's assets up to the first $400 million, 0.125% of the next $400 million in assets, and 0.10% of all assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 per Fund for its services. This minimum annual fee payable to WCM does not increase the advisory fees paid by each Fund to Wells Fargo Bank.

The Administrator

Wells Fargo Bank is the administrator of the Funds.  Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-Administrator

Stephens is the Funds' distributor and co-administrator. Stephens receives .04% of each Fund's assets for its role as co-administrator.


28  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Institutional Class shares. We have agreements with various Institutions as shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services each Fund pays as follows:

--------------------------------------------------------------------------------
 Short-Intermediate U.S. Government Income                              .25%
--------------------------------------------------------------------------------
 U.S. Government Income Fund                                            .25%
--------------------------------------------------------------------------------


                                          Stagecoach Income Funds Prospectus  29

Organization and Management of the Funds
--------------------------------------------------------------------------------

Portfolio Managers

The following is a list of portfolio managers identified within the various Funds' summaries. More detailed biographical information is available in the Statement of Additional Information.

 .  Scott Smith, CFA

   With Wells Fargo since 1988.

 .  Paul Single

   With Wells Fargo since 1988.

 .  Jeff Weaver

   With Wells Fargo since 1994.

   Was with Bankers Trust Company in New York prior to 1994.

 .  Madeleine Gish, CFA

   With Wells Fargo since 1989.


30  Stagecoach Income Funds Prospectus

How to Read the Financial Highlights
--------------------------------------------------------------------------------

After the description of each Fund there are charts showing important financial information about the Funds. The charts are called the "Financial Highlights" and are designed to help you understand the past performance of the Funds. The financial statements from which these Financial Highlights were derived were audited by KPMG Peat Marwick LLP, with the exception of the Institutional Share Calendar year returns, or as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-260-5969.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)-- The net value of one share of a class of a Fund. See the Glossary for a more detailed definition.

Net Investment Income-- Net investment income is calculated by subtracting the aggregate Fund expenses from the Funds' investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments-- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gain."

Net Assets-- The value of the investments in a Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets-- This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.


                                          Stagecoach Income Funds Prospectus  31

How to Read the Financial Highlights
--------------------------------------------------------------------------------

Ratio of Net Investment Income (Loss) to Average Net Assets--This ratio is the result of dividing net investment income (or loss) by average net assets.

Total Return--The return for the periods presented on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.


32  Stagecoach Income Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

Annual and Semi-Annual Reports

Documents that provide certain financial and other information for the most recent reporting period, including each Fund's portfolio of investments.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also "Total Return."

Debt Securities

Generally, a promise to pay interest and repay principal by a single debtor or group of single debtors sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived, in part, from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Diversified

A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer duration typically more sensitive to interest rate changes than shorter duration.


                                          Stagecoach Income Funds Prospectus  33

Glossary
--------------------------------------------------------------------------------

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC

FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA

FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

GNMA

GNMA securities are commonly known as "Ginnie Maes" and are issued by the Federal National Mortgage Association.

Illiquid Security

A security which cannot be readily sold or cannot be readily sold without negatively affecting its fair price.

Investment-Grade

A type of bond rated in the top four investment categories by a nationally recognized ratings organization such as Moody's or Standard & Poors. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Institution

An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions

Liquidity

The ability to readily sell a security at a fair price.

Moody's

A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a fund's assets, subtracting expenses and other liabilities, then dividing by the


34  Stagecoach Income Funds Prospectus

--------------------------------------------------------------------------------

total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the New York Stock Exchange is open, typically 1:00 p.m. Pacific Time.

Preservation of Capital

The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability

The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Shareholder Servicing Agent

An entity appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosures made in this Prospectus.

Stripped Treasury Securities

Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


                                          Stagecoach Income Funds Prospectus  35

STAGECOACH FUNDS(R)


You may wish to review the following
documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

These are available free of
charge by calling

1-800-260-5969, or from

Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066



                        ========================================================
                        STAGECOACH FUNDS:
                        --------------------------------------------------------
                        . are NOT insured by the FDIC.
                        . are NOT obligations or deposits of Wells Fargo Bank,
                          nor guaranteed by the Bank.
                        . involve investment risk, including possible loss of
                          principal.
                        ========================================================


[LOGO OF RECYCLED PAPER]                                    SC ICIP (11/98)
Printed on Recycled Paper

November 15, 1998
                                                           STAGECOACH FUNDS(R)



Stagecoach
 Tax-Free Income Funds
Prospectus


Arizona Tax-Free Fund           Please read this Prospectus and keep it for
                                future reference. It is designed to provide
California Tax-Free             you with important information and to help you
Bond Fund                       decide if a Fund's goals match your own.

California Tax-Free             These securities have not been approved or
Income Fund                     disapproved by the U.S. Securities and
                                Exchange Commission ("SEC"), any state
National Tax-Free Fund          securities commission or any other regulatory
                                authority, nor have any of these authorities
Oregon Tax-Free Fund            passed upon the accuracy or adequacy of this
                                Prospectus. Any representation to the contrary
                                is a criminal offense.
Institutional Class
                                Fund shares are NOT deposits or other
Investment Advisor              obligations of, or issued, endorsed or
and Administrator:              guaranteed by, Wells Fargo Bank, N.A. ("Wells
                                Fargo Bank"), or any of its affiliates. Fund
Wells Fargo Bank                shares are NOT insured or guaranteed by the
                                U.S. Government, the Federal Deposit Insurance
Investment                      Corporation ("FDIC"), the Federal Reserve
Sub-Advisor:                    Board or any other governmental agency. AN
                                INVESTMENT IN A FUND INVOLVES CERTAIN RISKS,
Wells Capital                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.
Management

Distributor and
Co-Administrator:

Stephens Inc.

About this Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a fund can be found.

                Important  information you should look for:
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective and Investment Policies
ARROW]
                What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus? Look for the arrow to find out.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          What are the key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about these Funds?

Each Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-260-5969. The Statement of Additional Information and other information for the Funds is also available on the SEC's web site (http://www.sec.gov).

Table of Contents
--------------------------------------------------------------------------------

                          Key Information                            4

                          Summary of Expenses                        6
--------------------------------------------------------------------------------

The Funds                 Arizona Tax-Free Fund                      8

This section contains     California Tax-Free Bond Fund             12
important information
about the individual      California Tax-Free Income Fund           16
Funds.
                          National Tax-Free Fund                    20

                          Oregon Tax-Free Fund                      24

                          General Investment Risks                  28
--------------------------------------------------------------------------------

Your Account              Your Fund Account                         32

Turn to this section      How to Buy Shares                         33
for information on how
to open and maintain      How to Sell Shares                        34
your account, including
how to buy, sell and      Exchanges                                 35
exchange Fund shares.
                          Other Information                         36
--------------------------------------------------------------------------------

Reference                 Organization and
                            Management of the Funds                 40
Look here for details
on organization           How to Read the Financial Highlights      44
of the Funds and
term definitions.         Glossary                                  46

Key Information
--------------------------------------------------------------------------------

Summary of the Stagecoach Tax-Free Income Funds

The Funds described in this Prospectus invest primarily in municipal obligations and seek monthly income free of federal, and in some cases, state income taxes. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objective, investment practices, permitted investments and risks carefully before investing in a Fund. The investment objective of each Fund is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in these Funds? Yes, if:

 . you are looking for tax-free income or you are in a high-tax bracket and wish to reduce you tax liability;

 .  you are looking for monthly income;

 . you are looking for more stability of principal than equity funds typically provide; and

 . you are willing to accept the risks of income investing, including the risk that share prices may rise and fall.

You should not invest in these Funds if:

 .  you are looking for FDIC insurance coverage or guaranteed rates of return;

 .  you are unwilling to accept the risk that you may lose the money you invest;

 .  you are unwilling to accept the risks of investing in the bond markets; or

 .  you are seeking aggressive long-term total return.

What are Institutional shares?

Institutional shares are typically held for your benefit by affiliate, franchise or correspondent banks of Wells Fargo & Company and other select institutions. The Funds offered here are available in other share classes. A prospectus for additional shares classes can be obtained by calling 1-800-260-5969.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Funds to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.


4  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What are the "Funds"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc. ("Stagecoach").

Tax-Free Funds

Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

Alternative Minimum Tax

You may be subject to the Alternative Minimum Tax (AMT) on your tax-free distributions. Please check with a tax advisor if you are uncertain as to whether or not this might apply to you.

Key Terms

The term "municipal obligations" is used in this Prospectus to refer to a broad variety of fixed-income and variable-rate securities issued by or on behalf of the states, territories and possessions of the U. S. The term "instruments" is used to describe a negotiable contract or promise to pay money, such as a Certificates of Deposit or a Banker's Acceptance.

Dividends

We pay dividends, if any, monthly; and distribute capital gains, if any, at least annually.


                                Stagecoach Tax-Free Income Funds Prospectus  5

Tax-Free Funds                                               Summary of Expenses
--------------------------------------------------------------------------------

==========================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
==========================================================================================
 These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Funds" for more details.
------------------------------------------------------------------------------------------
                                       Arizona   California  California  National   Oregon
                                       Tax-Free   Tax-Free    Tax-Free   Tax-Free  Tax-Free
                                                    Bond       Income
------------------------------------------------------------------------------------------
 Maximum sales charge on a purchase      None       None        None       None      None
------------------------------------------------------------------------------------------
 Maximum sales charge on reinvested
   dividends                             None       None        None       None      None
------------------------------------------------------------------------------------------
 Maximum sales charge on
   Redemptions                           None       None        None       None      None
------------------------------------------------------------------------------------------
 Exchange fees                           None       None        None       None      None
------------------------------------------------------------------------------------------
=========================================================================================
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
=========================================================================================
 Annual Fund Operating Expenses reflect current expenses and fee waivers. Fee waivers and expense reimbursements are voluntary and may be discontinued without prior notice.
-----------------------------------------------------------------------------------------
                                       Arizona   California  California  National   Oregon
                                      Tax-Free   Tax-Free    Tax-Free   Tax-Free  Tax-Free
                                                   Bond       Income
------------------------------------------------------------------------------------------
 Management fee
   (after waivers)                       0.15%      0.50%       0.15%      0.15%     0.15%
------------------------------------------------------------------------------------------
 Other expenses
   (after waivers or reimbursements)     0.57%      0.27%       0.57%      0.61%     0.57%
------------------------------------------------------------------------------------------
 Total Fund Operating Expenses
   (after waivers or reimbursements)     0.72%      0.77%       0.72%      0.76%     0.72%
------------------------------------------------------------------------------------------
 Management fee
   (before waivers)                      0.50%      0.50%       0.50%      0.50%     0.50%
------------------------------------------------------------------------------------------
 Other expenses
   (before waivers or reimbursements)    1.05%      0.48%       0.90%      0.85%     0.76%
------------------------------------------------------------------------------------------
 Total Fund Operating Expenses
   (before waivers or reimbursements)    1.55%      0.98%       1.40%      1.35%     1.26%
------------------------------------------------------------------------------------------


6  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

==============================================================================================
 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
 EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
==============================================================================================
 You would pay the following
 expenses on a $1,000 investment
 assuming a 5% annual return and     Arizona    California   California   National    Oregon
 that you redeem your shares at      Tax-Free    Tax-Free     Tax-Free    Tax-Free   Tax-Free
 the end of each period.                           Bond        Income
----------------------------------------------------------------------------------------------
 1 year                              $   7        $   8        $   7      $   8      $   7
----------------------------------------------------------------------------------------------
 3 years                             $  23        $  25        $  23      $  24      $  23
----------------------------------------------------------------------------------------------
 5 years                             $  40        $  43        $  40      $  42      $  40
----------------------------------------------------------------------------------------------
 10 years                            $  89        $  95        $  89      $  94      $  89
----------------------------------------------------------------------------------------------


                                  Stagecoach Tax-Free Income Funds Prospectus  7

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

                        Portfolio Managers:  Mary Gail Walton (since 2/97)
                                             Stephen Galiani (since 12/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Arizona Tax-Free Fund seeks to provide investors with income exempt from federal income tax and Arizona personal income tax.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from Arizona personal income tax; and

                . in municipal obligations rated in the four highest credit categories by a nationally recognized ratings organization.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, and may invest up to 20% of our assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so.


8  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 28 and the specific risks listed below. They are both important to your investment choice.

                The Fund is considered non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                  Stagecoach Tax-Free Income Funds Prospectus  9

Arizona Tax-Free Fund                                       Financial Highlights

See "Historical Fund Information" on page 37.
                          See "How to Read the Financial Highlights" on page 44.
--------------------------------------------------------------------------------

================================================================================================================================
 FOR A SHARE OUTSTANDING
================================================================================================================================
                                INSTITUTIONAL CLASS SHARES --
                                COMMENCED ON OCTOBER 1, 1995                  INVESTOR SHARES
                               -------------------------------------------------------------------------------------------------
                                 June 30,   Mar. 31,   Mar. 31,  Sept. 30,  Sept. 30,  May 31,    May 31,   May 31,    May 31,
 For the period ended:            1998/1/    1998       1997/2/   1996/3/   1995/4/      1995       1994      1993       1992
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning
  of period                       $ 10.78   $ 10.44    $ 10.44   $ 10.71   $ 10.68     $ 10.48   $   10.64   $ 10.09   $  10.00
--------------------------------------------------------------------------------------------------------------------------------
 Income from investment
  operations:
   Net investment income             0.12      0.49       0.25      0.49      0.17        0.51        0.50      0.49       0.09
   Net realized and unrealized
    gain (loss)
    on investments                   0.01      0.54       0.00     (0.10)     0.06        0.23       (0.15)     0.55       0.08
--------------------------------------------------------------------------------------------------------------------------------
 Total from investment
  operations                         0.13      1.03       0.25      0.39      0.23        0.74        0.35      1.04       0.17
--------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net
    investment income               (0.12)    (0.49)     (0.25)    (0.49)    (0.20)      (0.53)      (0.50)    (0.49)     (0.08)
   Distributions from net
    realized gain                    0.00     (0.20)      0.00     (0.17)     0.00       (0.01)      (0.01)     0.00       0.00
--------------------------------------------------------------------------------------------------------------------------------
 Total from distributions           (0.12)    (0.69)     (0.25)    (0.66)    (0.20)      (0.54)      (0.51)    (0.49)     (0.08)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period   $ 10.79   $ 10.78    $ 10.44   $ 10.44   $ 10.71     $ 10.68   $   10.48   $ 10.64   $  10.09
--------------------------------------------------------------------------------------------------------------------------------
 Total return (not annualized)       1.19%     9.99%      2.38%     3.74%     6.55%/5/    7.35%       3.28%    10.50%      7.02%/5/
--------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
   Net assets, end of period
    (000s)                        $10,995   $12,029    $14,349   $15,577   $24,622     $24,581   $  25,153   $22,430   $  4,690
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets
  (annualized):
   Ratio of expenses to average
    net assets                       0.68%     0.44%      0.40%     0.48%     0.45%       0.40%       0.31%     0.20%      0.68%
   Ratio of net investment
    income to average net assets     4.36%     4.52%      4.73%     4.63%     4.73%       4.89%       4.72%     4.98%      4.32%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                    14%      127%        77%       42%       62%         14%         28%        4%         0%
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed expenses       1.55%     1.55%      1.50%     1.20%     1.35%       1.13%       1.00%     1.18%      2.08%
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  to average net assets prior
  to waived fees and
  reimbursed expenses                3.49%     3.41%      3.63%     3.91%     3.83%       4.16%       4.03%     4.00%      2.92%
--------------------------------------------------------------------------------------------------------------------------------
================================================================================================================================
 INSTITUTIONAL SHARES CALENDAR-YEAR RETURNS (UNAUDITED)   1997      1996     1995         1994        1993
================================================================================================================================
 Returns for other share classes may vary due to          8.92%     3.66%    13.77%      -3.30%      10.55%
 different fees and expenses. These returns reflect
 fee waivers and reimbursements and are not a
 guarantee of future performance./6/
--------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.
/3/ The Fund changed Investment Advisor during this fiscal year.
/4/ The Fund changed its fiscal year-end from May 31 to September 30.
/5/ Annualized
/6/ For periods prior to October 1, 1995, these figures reflect the performance and expenses of the Investor Class Shares.

10  Stagecoach Tax-Free Income Funds Prospectus
                                 Stagecoach Tax-Free Income Funds Prospectus  11

California Tax-Free Bond Fund
--------------------------------------------------------------------------------

                Portfolio Managers:   David Klug (since 1/92)
                                      Laura Milner (since 9/96)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The California Tax-Free Bond Fund seeks to provide investors with a high level of income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and

                . in municipal obligations rated in the four highest credit categories by a nationally recognized ratings organization.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, and may invest up to 20% of our assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.


12  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 28 and the specific risks listed below. They are both important to your investment decision.

                The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  13

California Tax-Free Bond Fund                               Financial Highlights

See "Historical Fund Information" on page 37.
                           See "How to Read the financial Highlights on page 44.
--------------------------------------------------------------------------------

================================================================================
 FOR SHARES OUTSTANDING
================================================================================
                                   INSTITUTIONAL
                                   SHARES -- COMMENCED
                                   ON DECEMBER 15, 1997
--------------------------------------------------------------------------------
 For the period ended:             June 30, 1998/1/         Dec. 31, 1997
--------------------------------------------------------------------------------
 Net asset value,
  beginning of period                  $ 11.35                 $  11.32
--------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income
   (loss)                                 0.26                     0.03
  Net realized and
   unrealized gain (loss)
   on investments                         0.05                     0.03
--------------------------------------------------------------------------------
 Total from investment
  operations                              0.31                     0.06
--------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income                     (0.26)                   (0.03)
  Distributions from net
   realized gain                          0.00                     0.00
--------------------------------------------------------------------------------
 Total from distributions:               (0.26)                   (0.03)
--------------------------------------------------------------------------------
 Net asset value, end of period        $ 11.40                 $  11.35
--------------------------------------------------------------------------------
 Total return/2/                          2.80%                    0.49%
--------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)                       $82,577                 $ 84,113
--------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized)
  Ratios of expenses to
   average net assets                     0.69%                    0.63%
  Ratio of net investment                 4.69%                    4.79%
   income to average net assets
--------------------------------------------------------------------------------
 Portfolio turnover                         15%                      12%
--------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees
  and reimbursed expenses                 0.98%                    0.92%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets prior to waived fees
  and reimbursed expenses                 4.40%                    4.50%
--------------------------------------------------------------------------------
================================================================================
 INSTITUTIONAL SHARES CALENDAR-YEAR RETURNS (UNAUDITED)            1997
================================================================================
 Returns for other share classes may vary due to                   0.49%
 different fees and expenses. These returns reflect
 fee waivers and reimbursements and are not a
 guarantee of future performance.
--------------------------------------------------------------------------------

/1/ The fund changed its fiscal year-end from December 31 to June 30. /2/ Total return information is for period beginning at commencement of operations and is not annualized.


14  Stagecoach Tax-Free Income Funds Prospectus

This page intentionally left blank
--------------------------------------------------------------------------------

California Tax-Free Income Fund
--------------------------------------------------------------------------------

                Portfolio Managers:  Laura Milner (since 11/92)
                                     David Klug (since 12/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The California Tax-Free Income Fund seeks to provide investors with a high level of income exempt from federal income tax and California personal income tax, while preserving capital.

                Investment Policies

                We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (medium-term). We have some flexibility in setting the portfolio's weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and

                . in municipal obligations rated in the four highest credit categories by a nationally recognized ratings organization.


16  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, and may invest up to 20% of our assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 28 and the specific risks listed below. They are both important to your investment choice.

                The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  17

California Tax-Free Income Fund                            Financial Highlights

See "Historical Fund Information" on page 37.
                          See "How to Read the Financial Highlights" on page 44.
--------------------------------------------------------------------------------

=========================================================================================
 FOR A SHARE OUTSTANDING
=========================================================================================
                                                    INSTITUTIONAL CLASS SHARES --
                                                    COMMENCED ON SEPTEMBER 6, 1996
                                                   --------------------------------------
                                                   June 30,  March 31, March 31, Sept. 30,
 For the period ended:                               1998/1/   1998    1997/2/    1996/3/
-----------------------------------------------------------------------------------------
 Net asset value, beginning of period                $10.27   $10.11   $10.10   $ 10.06
-----------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income (loss)                         0.10     0.39     0.19      0.02
  Net realized and unrealized gain (loss)
   on investments                                      0.00     0.19     0.01      0.04
-----------------------------------------------------------------------------------------
 Total from investment operations                      0.10     0.58     0.20      0.06
-----------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income                (0.10)   (0.39)   (0.19)    (0.02)
  Distributions from net realized gain                 0.00    (0.03)    0.00      0.00
-----------------------------------------------------------------------------------------
 Total from distributions                             (0.10)   (0.42)   (0.19)    (0.02)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.27   $10.27   $10.11   $ 10.10
-----------------------------------------------------------------------------------------
 Total return (not annualized)                         0.94%    5.91%    2.00%     0.60%
-----------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                   $7,559   $7,069   $7,061   $10,066
-----------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets              0.70%    0.62%    0.60%     0.55%
  Ratio of net investment income to
   average net assets                                  3.77%    3.84%    3.73%     3.06%
-----------------------------------------------------------------------------------------
 Portfolio turnover                                       2%      88%      14%       48%
-----------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                  1.40%    1.17%    1.05%     0.92%
-----------------------------------------------------------------------------------------
 Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                                  3.07%    3.29%    3.28%     2.69%
-----------------------------------------------------------------------------------------
=========================================================================================
 INSTITUTIONAL SHARES CALENDAR-YEAR RETURNS (UNAUDITED)                   1997      1996
=========================================================================================
 Returns for other share classes may vary due to                          5.09%     3.89%
 different fees and expenses. These returns reflect
 fee waivers and reimbursements and are not a guarantee
 of future performance./4/
-----------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed its fiscal year-end from December 31 to September 30. /4/ For the period prior to September 6, 1996, this figure reflects the performance and expenses of the Fund's Class A shares.


18  Stagecoach Tax-Free Income Funds Prospectus

This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Fund
--------------------------------------------------------------------------------

                Portfolio Managers:  Stephen Galiani (since 12/97)
                                     Mary Gail Walton (since 2/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The National Tax-Free Fund seeks to provide investors with income exempt from federal income tax.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions, including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax; and

                . in municipal obligations rated in the four highest credit categories by a nationally recognized ratings organization.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, and may invest up to 20% of our assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.


20  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 28 and the specific risks listed below. The are both important to your investment choice.

                The Fund is considered non-diversified according to the 1940 Act. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  21

National Tax-Free Fund                                      Financial Highlights

See "Historical Fund Information" on page 37.
                          See "How to Read the Financial Highlights" on page 44.
--------------------------------------------------------------------------------

==============================================================================================================================
 FOR A SHARE OUTSTANDING
==============================================================================================================================
                                                  INSTITUTIONAL CLASS SHARES --
                                                  COMMENCED ON OCTOBER 1, 1995           INVESTOR SHARES
                                                 -----------------------------------------------------------------------------
                                                 June 30, March 31, March 31,  Sept. 30, Sept. 30,  May 31,  May 31,   May 31,
 For the period ended:                           1998/1/   1998      1997/2/   1996/3/   1995/4/    1995      1994      1993
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $15.92   $15.17   $ 15.24     $15.34   $ 15.28   $ 14.98   $ 15.17   $ 15.00
------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                             0.19     0.76      0.37       0.71      0.24      0.68      0.64      0.17
  Net realized and unrealized gain (loss)
   on investments                                   0.05     0.81     (0.07)     (0.10)     0.08      0.32     (0.17)     0.15
------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                   0.24     1.57      0.30       0.61      0.32      1.00      0.47      0.32
------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income             (0.19)   (0.76)    (0.37)     (0.71)    (0.26)    (0.70)    (0.64)    (0.15)
  Distributions from net realized gain              0.00    (0.06)     0.00       0.00      0.00      0.00     (0.02)     0.00
------------------------------------------------------------------------------------------------------------------------------
 Total from distributions                          (0.19)   (0.82)    (0.37)     (0.71)    (0.26)    (0.70)    (0.66)    (0.15)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.97   $15.92   $ 15.17     $15.24   $ 15.34   $ 15.28   $ 14.98   $ 15.17
------------------------------------------------------------------------------------------------------------------------------
 Total return (not annualized)                      1.51%   10.51%     1.95%/6/   4.04%     6.53%/5/  6.97%     3.07%     5.65%/5/
------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of period (000s)                $7,696   $7,654   $ 7,354     $7,132   $14,305   $14,458   $13,600   $ 7,457
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets           0.76%    0.42%     0.35%      0.36%     0.35%     0.35%     0.27%     0.25%
  Ratio of net investment income to
   average net assets                               4.76%    4.82%     4.82%      4.66%     4.65%     4.59%     4.29%     3.88%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                   30%      78%       86%        73%       86%       23%       19%       18%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses            1.35%    1.92%     2.03%      1.45%     1.85%     1.51%     1.58%     1.99%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average
  net assets prior to waived fees and reimbursed
  expenses (loss)                                   4.17%    3.32%     3.14%      3.57%     3.15%     3.43%     2.99%     2.14%
------------------------------------------------------------------------------------------------------------------------------
==============================================================================================================================
 INSTITUTIONAL SHARES CALENDAR-YEAR RETURNS (UNAUDITED)               1997       1996      1995      1994
==============================================================================================================================
 Returns for other share classes may vary due to                       8.99%      3.28%    14.53%    -4.33%
 different fees and expenses. These returns reflect
 fee waivers and reimbursements and are not a
 guarantee of future performance./5/
------------------------------------------------------------------------------------------------------------------------------------


/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.
/3/ The Fund changed Investment Advisors during this fiscal year.
/4/ The Fund changed its fiscal year-end from May 31 to September 30.
/5/ Annualized.
/6/ For periods prior to October 1, 1995, these figures reflect the performance and expenses of the Investor Class shares.


22  Stagecoach Tax-Free Income Funds Prospectus
                                Stagecoach Tax-Free Income Funds Prospectus  23

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

                Portfolio Managers:  Mary Gail Walton (since 12/97)
                                     Stephen Galiani (since 12/97)
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Oregon Tax-Free Fund seeks to provide investors with a high level of income exempt from federal income tax and Oregon personal income tax.

                Investment Policies

                We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

                . at least 65% of our assets in municipal obligations that pay interest exempt from Oregon personal income tax; and

                . in municipal obligations rated in the four highest credit categories by a nationally recognized ratings organization.


24  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, and may invest up to 20% of our assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks beginning on page 28 and the specific risks listed below. They are both important to your investment choice.

                The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Distribution income earned may be subject to the federal
                alternative minimum tax.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                 Stagecoach Tax-Free Income Funds Prospectus  25

Oregon Tax-Free Fund                                        Financial Highlights

See "Historical Fund Information" on page 37.
                          See "How to Read the Financial Highlights" on page 44.
--------------------------------------------------------------------------------

=================================================================================================
 FOR A SHARE OUTSTANDING
=================================================================================================
                            INSTITUTIONAL CLASS SHARES --
                            COMMENCED ON OCTOBER 1, 1995                      INVESTOR SHARES
                           ----------------------------------------------------------------------
                           June 30,  March 31, March 31, Sept. 30, Sept. 30,  May 31,  May 31,
 For the period ended:     1998/1/     1998     1997/2/   1996/3/  1995/4/     1995     1994
-------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $16.81   $16.28     $16.42   $16.38   $ 16.47   $ 16.17     $ 16.79
-------------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income        0.19     0.79       0.39     0.72      0.28      0.82        0.84
  Net realized and
   unrealized gain (loss)
   on investments              0.01     0.82      (0.11)    0.04     (0.08)     0.39       (0.43)
-------------------------------------------------------------------------------------------------
 Total from investment
  operations                   0.20     1.61       0.28     0.76      0.20      1.21        0.41
-------------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income          (0.19)   (0.79)     (0.39)   (0.72)    (0.29)    (0.87)      (0.82)
  Distributions from net
   realized gain               0.00    (0.29)     (0.03)    0.00      0.00     (0.04)      (0.21)
-------------------------------------------------------------------------------------------------
 Total from distributions     (0.19)   (1.08)     (0.42)   (0.72)    (0.29)    (0.91)      (1.03)
-------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                     $16.82   $16.81     $16.28   $16.42   $ 16.38   $ 16.47     $ 16.17
-------------------------------------------------------------------------------------------------
 Total return (not
  annualized)                  1.18%   10.08%      1.69%    5.13%   3.67%/5/    7.92%       2.33%
-------------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)             $7,314   $7,635     $8,175   $8,512   $50,077   $52,245     $53,846
-------------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets          0.62%    0.43%      0.40%    0.63%     0.70%     0.70%       0.62%
  Ratio of net investment
   income to average
   net assets                  4.46     4.72%      4.72%    4.41%     5.01%     5.19%       4.90%
-------------------------------------------------------------------------------------------------
 Portfolio turnover              24%      82%        90%      27%       57%       15%         22%
-------------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses          1.26%    1.27%      1.24%    0.93%     1.01%     0.90%       0.84%
-------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses          3.82%    3.88%      3.88%    4.11%     4.70%     4.99%       4.69%
-------------------------------------------------------------------------------------------------
=================================================================================================
 INSTITUTIONAL SHARES CALENDAR-YEAR RETURNS
 (UNAUDITED)                                       1997     1996       1995     1994       1993
=================================================================================================
 Returns for other share classes may vary due      8.82%    3.45%    15.84%    -6.49%      12.38%
 to different fees and expenses. These returns
 reflect fee waivers reimbursements and are not
 a guarantee of future performance./6/
-------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisors.
/4/ The Fund changed its fiscal year-end from May 31 to September 30. /5/ Annualized.
/6/ For periods prior to September 6, 1996, these figures reflect the performance and experience of the Investor Class shares.


26  Stagecoach Tax-Free Income Funds Prospectus

Oregon Tax-Free Fund                                        Financial Highlights

See "Historical Fund Information" on page 37.
                          See "How to Read the Financial Highlights" on page 44.
--------------------------------------------------------------------------------

===========================================================================================
 FOR A SHARE OUTSTANDING
===========================================================================================
                                        INSTITUTIONAL CLASS SHARES --
                                        COMMENCED ON OCTOBER 1, 1995
                                       ---------------------------------------------------
                                        May 31,   May 31,   May 31,   May 31,     May 31,
 For the period ended:                   1993      1992       1991      1990       1989
-------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                    $ 16.07   $ 15.74   $ 15.27   $  15.35    $15.00
-------------------------------------------------------------------------------------------
 Income from investment
  operations:
  Net investment income                     0.86      0.91      0.94       0.93      0.93
  Net realized and
   unrealized gain (loss)
   on investments                           0.76      0.38      0.47      (0.06)     0.31
-------------------------------------------------------------------------------------------
 Total from investment
  operations                                1.62      1.29      1.41       0.87      1.24
-------------------------------------------------------------------------------------------
 Less distributions:
  Dividends from net
   investment income                       (0.86)    (0.92)    (0.94)     (0.93)    (0.89)
  Distributions from net
   realized gain                           (0.04)    (0.04)     0.00      (0.02)     0.00
-------------------------------------------------------------------------------------------
 Total from distributions                  (0.90)    (0.96)    (0.94)     (0.95)    (0.89)
-------------------------------------------------------------------------------------------
 Net asset value, end of
  period                                 $ 16.79   $ 16.07   $ 15.74   $  15.27    $15.35
-------------------------------------------------------------------------------------------
 Total return (not
  annualized)                              10.36%     8.45%     9.58%      5.80%     8.55%
-------------------------------------------------------------------------------------------
 Ratios/supplemental data:
  Net assets, end of
   period (000s)                         $45,435   $25,002   $14,607   $  7,550    $3,175
-------------------------------------------------------------------------------------------
 Ratios to average net
  assets (annualized):
  Ratio of expenses to
   average net assets                       0.60%     0.60%     0.55%      0.50%     0.50%
  Ratio of net investment
   income to average
   net assets                               5.34%     5.81%     6.27%      6.26%     6.64%
-------------------------------------------------------------------------------------------
 Portfolio turnover                            6%       17%       23%        94%        9%
-------------------------------------------------------------------------------------------
 Ratio of expenses to
  average net assets prior
  to waived fees and
  reimbursed expenses                       0.91%     0.98%     1.03%      1.35%     3.29%
-------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average
  net assets prior to
  waived fees and
  reimbursed expenses                       5.03%     5.43%     5.79%      5.41%     3.85%
-------------------------------------------------------------------------------------------
===========================================================================================
 INSTITUTIONAL SHARES CALENDAR-YEAR
 RETURNS (UNAUDITED)                        1992      1991       1990      1989
===========================================================================================
 Returns for other share classes may        8.03%    10.57%      6.02%     8.25%
 vary due to different fees and expenses.
 These returns reflect fee waivers
 reimbursements and are not a guarantee
 of future performance./6/
-------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ The Fund changed Investment Advisors.
/4/ The Fund changed its fiscal year-end from May 31 to September 30. /5/ Annualized.
/6/ For periods prior to September 6, 1996, these figures reflect the performance and experience of the Investor Class shares.


                                 Stagecoach Tax-Free Income Funds Prospectus  27

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

 . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as an Institution or investment advisors, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Funds invest in securities that involve particular kinds of risk.

 . The Funds invest in debt securities, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

 . The Funds invest in debt securities, such as notes and bonds, that are subject to interest rate risk. Interest-rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features. Changes in market interest rates may also extend or shorten the duration of certain types of securities, such as asset-backed securities, thereby affecting their value and the return on your investment.

 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government


28  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

   obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.

 . Each Fund may continue to hold debt securities that cease to be rated by a nationally recognized ratings organization or whose ratings fall below the levels generally permitted for such Fund, provided Wells Fargo Bank continues to believe that holding the security is in the best interests of the Fund. Unrated or downgraded securities may be more susceptible to credit and interest rate risks than investment grade securities.

 . The Funds may also use certain derivative securities such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk-- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk-- The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.


                               Stagecoach Tax-Free Income Funds Prospectus  29

General Investment Risks
--------------------------------------------------------------------------------

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase a Fund's exposure to Market Risk, Interest Rate Risk or other risk by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity.

Year 2000 Risk-- Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900. Most of the services provided to the Funds depend on the proper functioning of computer systems. Any failure to adapt these systems in time could hamper the Funds' operations and services. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their systems and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, because the Year 2000 issue affects virtually all organizations and governments, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

        =======================================================================
        Investment Practice/Risk

        The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

        The Investment Objectives described for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds are not fundamental and may be changed without approval by a vote of a majority of the respective Fund's shareholders. The Investment Objectives described for the California Tax-Free Bond and Tax-Free Income Funds are Fundamental and cannot be changed without approval by a vote of a majority of the respective Fund's shareholders.

        Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees. In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional discussion information about the investment practices and risks particular to each Fund.

        Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.
        ========================================================================

30  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

                                                               ARIZONA    CA TAX-FREE   CA TAX-FREE   NATIONAL   OREGON
                                                               TAX-FREE      BOND         INCOME      TAX-FREE   TAX-FREE
=========================================================================================================================
INVESTMENT PRACTICE:                    RISK:
=========================================================================================================================
Floating and Variable Rate Debt

Instruments with interest rates         Interest Rate and        *             *             *           *           *
that are adjusted either on a           Credit Risk
schedule or when an index or
benchmark changes.
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements

A transaction in which the seller       Credit and               *             *             *           *           *
of a security agrees to buy back        Counter-Party Risk
a security at an agreed upon time
and price, usually with interest.
-------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds

The temporary investment in shares      Market Risk              *             *             *           *           *
of another mutual fund. A pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund, will be borne by Fund
shareholders.
-------------------------------------------------------------------------------------------------------------------------
Forward Commitments

When-Issued Securities and Delayed      Interest Rate, Credit    *             *             *           *           *
Delivery Transactions--Securities       and Experience Risk
bought or sold for delivery at a
later date or bought or sold for a
fixed price at a fixed date.
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities

Securities mortgage consisting of       Interest Rate, Credit,   *             *             *           *           *
undivided fractional interests in       Experience and
pools of mortgages, consumer loans,     Extension Risk
such as car loans or credit card
debt or receivables held in trust.
-------------------------------------------------------------------------------------------------------------------------
Illiquid Securities

A security which cannot be readily      Liquidity Risk           *             *             *           *           *
sold or cannot be readily sold
without negatively affecting its
fair value. Limited to 15% of
assets for all but the California
Tax-Free Bond Fund, which has a
limit of 10%.
-------------------------------------------------------------------------------------------------------------------------
Private Activity Bonds

A bond with interest subject to         Interest Rate, Credit    *             *             *           *           *
the alternative minimum tax.            and Experience Risk
(Limited to 20% of assets.)
-------------------------------------------------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow an equivalent     Leverage Risk            *             *             *           *           *
of 10% of assets from banks for
temporary purposes to meet
shareholder redemptions.
-------------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities

The practice of loaning securities      Credit, Counter-Party    *             *             *           *           *
in brokers, dealers and financial       and Leverage Risk
institutions to increase return on
those securities. Loans may be made
in accordance with existing investment
policies. Limited to 30% of total
assets for the Oregon, Arizona and
National Tax-Free Funds, 33 1/3% for
the other Funds.
-------------------------------------------------------------------------------------------------------------------------


                               Stagecoach Tax-Free Income Funds Prospectus  31

Your Fund Account
--------------------------------------------------------------------------------

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Minimum Investments:

 . Minimum, initial and subsequent investment amounts are determined by your Customer Account agreement with your Institution, and are generally:

   .  $1,000,000 per Fund minimum initial investment; and

   .  $25,000 per Fund for all investments after your first.

Important Information:

 . Read this Prospectus carefully. Discuss any questions you have with your Institution. You may also ask for copies of the Statement of Additional Information and Annual or Semi-Annual Reports. Copies are available free of charge from your Institution or by calling 1-800-260-5969.

 . We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 PM (Pacific time).

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 . Purchase orders and payments must be received in proper form by an Institution by 1:00 PM (Pacific time) on any business day to be processed on that day. Payment for a purchase order may be made by the Institution in funds available to us no later than the next business day. If such payment is not received, the order will be cancelled and the Institution will be responsible for any loss.

 . We determine the Net Asset Value (NAV) of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 . We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected.


32  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

How to Buy Shares

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 . The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

 . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.


                               Stagecoach Tax-Free Income Funds Prospectus  33

Your Fund Account
--------------------------------------------------------------------------------

How to Sell Shares

Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes For Selling Shares

 . We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 P.M. (Pacific time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

 . Redemption proceeds are usually wired to the redeeming Institution the following business day.

 . We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

 . Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.


34  Stagecoach Tax-Free Income Funds Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .  You may make exchanges only between like share classes.

                               Stagecoach Tax-Free Income Funds Prospectus  35

Other Information
--------------------------------------------------------------------------------

Dividend and Capital Gain Distributions

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Fund. The new shares are purchased at NAV, generally on the day the distributions are paid. Distributions have the effect of reducing NAV per share by the amount distributed. Accordingly, distributions on newly purchased shares represent in substance a return of capital, even though all or a portion of such distributions may be taxable to you.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from a Fund's net interest income from tax-exempt securities will not be subject to federal income tax. A substantial portion of such dividends distributed by the Arizona Tax-Free Fund, the California Tax-Free Bond Fund, the California Tax-Free Income Fund and the Oregon Tax-Free Fund to noncorporate shareholders will also be exempt from the respective state's income tax. Dividends attributable to a Fund's income from other investments and net short-term capital gain will be taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains and such distributions paid to noncorporate shareholders may qualify for taxation at preferential rates. In general, distributions are taxable when paid, even if they are paid in additional Fund Shares. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


36  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Your redemptions and exchanges of Fund shares will ordinarily result in a tax-able capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

Historical Fund Information

Arizona Tax-Free Fund-- The Fund operated as the Arizona Intermediate Tax-Free Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on March 2, 1992, until its reorganization as a portfolio of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management Inc. ("FICM") assumed investment advisory responsibilities. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, on September 6, 1996. The Institutional Class shares of the Fund commenced operations on October 1, 1995. Financial information for periods prior to this date is for the Investor Class shares of the Pacifica portfolio. In connection with the merger of First Interstate Bancorp with Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

California Tax-Free Bond Fund-- On December 12, 1997, the Overland Express California Tax-Free Bond Fund was reorganized as the California Tax-Free Bond Fund of Stagecoach Funds. For accounting purposes, the Overland Express Fund is considered the surviving entity. The Overland Fund did not offer Institutional Class shares.

National Tax-Free Fund-- The Fund operated as the Quality Tax-Exempt Income Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on January 15, 1993 until its reorganization as a portfolio of Pacifica Funds Trust on October 1, 1995 when First Interstate Capital Management, Inc. ("FICM") assumed investment advisory responsibilities. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds on September 6, 1996. The Institutional Class shares of the Fund commenced operations on October 1, 1995. Financial information for periods prior to this date is for the Investor Class shares of the Pacifica portfolio. In connection with the merger of First Interstate Bancorp with Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Oregon Tax-Free Fund-- The Fund operated as the Oregon Tax-Exempt Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on June 1, 1988, until its reorganization as a portfolio of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. (FICM) assumed investment advisory


                               Stagecoach Tax-Free Income Funds Prospectus  37

Other Information
--------------------------------------------------------------------------------

responsibilities. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds on September 6, 1996. The Institutional Class shares of the Fund commenced operations on October 1, 1995. Financial information for periods prior to this date is for the Investor Class shares of the Pacifica portfolio. In connection with the merger of First Interstate Bancorp with Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Wells Fargo & Company/Norwest Merger-- On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

Share Class-- This Prospectus contains information about Institutional Class shares. The Funds offer additional share classes with different expenses and returns than those described here. Call Stephens at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Minimum Account Value-- Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements-- The Institutions mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. The Institutions will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Statement of Additional Information-- Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Funds. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-260-5969.


38  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Glass-Steagall Act-- Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights-- All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


                               Stagecoach Tax-Free Income Funds Prospectus  39

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different companies provide services to the Funds. This section shows how the Funds are organized and the companies that perform different services and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach

Each Fund is one of over 30 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

================================================================================
                                 SHAREHOLDERS
================================================================================
                                      |
================================================================================
                    INSTITUTIONS AND THEIR REPRESENTATIVES
================================================================================
    Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                      |
================================================================================
 DISTRIBUTOR &                          TRANSFER AND             SHAREHOLDER
CO-ADMINISTRATOR     ADMINISTRATOR  DIVIDEND DISBURSING       SERVICING AGENTS
                                           AGENT
================================================================================
 Stephens Inc.       Wells Fargo Bank   Wells Fargo Bank   Various Institutions
 111 Center St.      525 Market St.     525 Market St.
 Little Rock, AR     San Francisco, CA  San Francisco, CA

 Markets the         Manages the Funds' Maintains records  Provides services
 Funds,              business           of shares and      to customers
 distributes shares  activities         supervises the
 and manages the                        paying of
 Funds' business                        dividends
 activities
--------------------------------------------------------------------------------
                                      |
================================================================================
                            INVESTMENT SUB-ADVISOR
================================================================================
         Wells Capital Management, 525 Market St., San Francisco, CA

                  Manages the Funds' investment activities
--------------------------------------------------------------------------------
                                      |
================================================================================
           INVESTMENT ADVISOR                      CUSTODIAN
================================================================================
 Wells Fargo Bank, 525 Market St.,         Wells Fargo Bank, 525 Market St.,
 San Francisco, CA                         San Francisco, CA

 Manages the Funds'                        Provides safekeeping for the
 investment activities                     Funds' assets
--------------------------------------------------------------------------------
                                      |
================================================================================
                             BOARD OF DIRECTORS
================================================================================
                       Supervises the Funds' activities
--------------------------------------------------------------------------------

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, or amending fundamental investment strategies or policies.


40  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Institutional Class shares paid on an annual basis for the services described. The Statement of Additional Information has more detailed information about the investment advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of August 1, 1998, Wells Fargo Bank and its affiliates managed over $63 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal period ended March 31, 1998:

--------------------------------------------------------------------------------
 Arizona Tax-Free Fund                                                  .15%
--------------------------------------------------------------------------------
 California Tax-Free Bond Fund                                          .50%
--------------------------------------------------------------------------------
 California Tax-Free Income Fund                                        .15%
--------------------------------------------------------------------------------
 National Tax-Free Fund                                                 .15%
--------------------------------------------------------------------------------
 Oregon Tax-Free Fund                                                   .15%
--------------------------------------------------------------------------------

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for each of the Funds. As of August 1, 1998, WCM provided investment advice for assets aggregating in excess of $32 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank N.A. .15% of each Fund's assets up to the first $400 million, .125% of the next $400 million in assets, and .10% of all assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 per Fund for its services. This minimum annual fee payable to WCM does not increase the advisory fees paid by each Fund to Wells Fargo Bank.

The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-Administrator

Stephens is the Funds' distributor and co-administrator. Stephens receives .04% of each Fund's assets for its role as co-administrator.


                               Stagecoach Tax-Free Income Funds Prospectus  41

Organization and Management of the Funds
--------------------------------------------------------------------------------

Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Institutional Class shares. We have agreements with various Institutions as shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services, the Institutional Class of each Fund pays the following:

--------------------------------------------------------------------------------
 Arizona Tax-Free Fund                                          .25%
--------------------------------------------------------------------------------
 California Tax-Free Bond Fund                                  .25%
--------------------------------------------------------------------------------
 California Tax-Free Income Fund                                .25%
--------------------------------------------------------------------------------
 National Tax-Free Fund                                         .25%
--------------------------------------------------------------------------------
 Oregon Tax-Free Fund                                           .25%
--------------------------------------------------------------------------------


42  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Managers

The following is a list of portfolio managers identified within the various Funds' summaries. More detailed biographical information is available in the Statement of Additional Information.

 .  Stephen Galiani

   Manager  Tax-Exempt Securities

   Joined Wells Fargo Bank in 1997, worked for Qualivest Capital Management, Portland, Oregon as a Senior Portfolio Manager from May 1995 until May 1997, and was president and portfolio manager of Galiani Asset Management Corp. from March 1990 until May 1995.

 .  David Klug

   Senior Tax-Exempt Specialist

   With Wells Fargo Bank for over 15 years.

 .  Laura Milner

   Senior Tax-Exempt Specialist

   With Wells Fargo Bank for over 10 years.

 .  Mary Gail Walton

   Senior Tax-Exempt Specialist

   Joined Wells Fargo Bank after the merger with First Interstate Bank, where she had worked since 1991.


                               Stagecoach Tax-Free Income Funds Prospectus  43

How to Read the Financial Highlights
--------------------------------------------------------------------------------

After the description of each Fund there is a chart showing important financial information about the Fund. The chart is called the "Financial Highlights" and is designed to help you understand the past performance of the Fund. The financial statements from which the Financial Highlights were derived were audited by KPMG Peat Marwick LLP, with the exception of the Institutional Shares Calendar Year Returns, or as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-260-5969. Other auditors audited the financial statements for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds for periods prior to October 1, 1995.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)-- The net value of one share of a class of a Fund. See the Glossary for a more detailed definition.

Net Investment Income-- Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments-- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gains."

Net Assets-- The value of the investments in a Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets-- This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.


44  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Ratio of Net Investment Income (Loss) to Average Net Assets-- This ratio is the result of dividing net investment income (or loss) by average net assets.

Portfolio Turnover-- Portfolio turnover reflects the trading activity in the Fund's portfolio and is expressed as a percentage of a Fund's investment portfolio. For example, a Fund with a 50% portfolio turnover has sold and bought half of its investment portfolio during the given period.

Total Return-- The return for the periods presented on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.


                               Stagecoach Tax-Free Income Funds Prospectus  45

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

Annual and Semi-Annual Reports

Documents that provide certain financial and other important information for the most recent reporting period, including each Fund's portfolio of investments.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Debt Securities

Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Diversified

A diversified fund, as defined by the Investment Company Act, is one that invests in cash, Government securities and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer duration typically more sensitive to interest rate changes than shorter duration.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally-sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.


46  Stagecoach Tax-Free Income Funds Prospectus

--------------------------------------------------------------------------------

Institution

An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment Grade

A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Municipal Obligations

We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term), except that the California Tax-Free Income Fund invests primarily in securities with remaining maturities of less than 2 years or 2 to 10 years.

Nationally Recognized Ratings Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 p.m. Pacific Time.

Non-Diversified

Any fund that does not have a policy as described under "Diversified" in this Glossary.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Shareholder Servicing Agent

An entity appointed by a Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.


                               Stagecoach Tax-Free Income Funds Prospectus  47

Glossary
--------------------------------------------------------------------------------

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the US economy.

Statement of Additional Information

A document that supplements the disclosures made in this Prospectus.

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity

The average remaining maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


48  Stagecoach Tax-Free Income Funds Prospectus

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

STAGECOACH FUNDS(R)

You may wish to review the following
documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

These are available free of
charge by calling

1-800-260-5969 or from

Stagecoach Funds
P.O. Box 7066
San Francisco, CA
94120-7066


                        ========================================================
                        STAGECOACH FUNDS:

                        . are NOT insured by the FDIC.
                        . are NOT obligations or deposits of Wells Fargo Bank,
                          nor guaranteed by the Bank.
                        . involve investment risk, including possible loss
                          of principal.
                        =======================================================

[LOGO OF RECYCLED PAPER]                                    SC TFIP (11/98)
Printed on Recycled Paper

                           STAGECOACH FUNDS, INC.
                         Telephone:  1-800-260-5969

                     STATEMENT OF ADDITIONAL INFORMATION

                           Dated November 15, 1998

               SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                         U.S. GOVERNMENT INCOME FUND

                             INSTITUTIONAL CLASS

     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two funds in the Stagecoach Family of Funds -- the SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME and U.S. GOVERNMENT INCOME FUNDS (each, a "Fund" and collectively, the "Funds"). This SAI relates to the Institutional Class shares for each Fund.

     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus, dated November 15, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-260-5969 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA
94120-7066.

                              TABLE OF CONTENTS

                                                                        Page
                                                                        ----
Historical Fund Information............................................   1

Investment Restrictions................................................   1

Additional Permitted Investment Activities.............................   4

Risk Factors...........................................................  15

Management.............................................................  18

Performance Calculations...............................................  26

Determination of Net Asset Value.......................................  32

Additional Purchase and Redemption Information.........................  33

Portfolio Transactions.................................................  33

Fund Expenses..........................................................  35

Federal Income Taxes...................................................  35

Capital Stock..........................................................  39

Other..................................................................  42

Counsel................................................................  42

Independent Auditors...................................................  42

Financial Information..................................................  42

Appendix............................................................... A-1

                         HISTORICAL FUND INFORMATION

     The Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993, as a Fund of the Company. The Institutional Class shares of the Short-Intermediate U.S. Government Income Fund commenced operations on September 6, 1996.

     The U.S. Government Income Fund commenced operations on January 1, 1992, as the successor to the Ginnie Mae Fund of Wells Fargo Investment Trust for Retirement Programs, which commenced operations on January 3, 1991. The Institutional Class shares of the U.S. Government Income Fund commenced operations on September 6, 1996. On July 23, 1997, the Boards of Directors of the Company and Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, approved an Agreement and Plan of Consolidation providing for, among other things, the reorganization of the U.S. Government Income Fund of Overland with and into the Company's U.S. Government Income Fund (the "Consolidation"). For accounting purposes, the Overland Fund is considered the survivor of the Consolidation. The Overland Fund is sometimes referred to throughout this SAI as the "predecessor portfolio" to the Company's U.S. Government Income Fund. The Overland Fund did not offer Institutional Class shares. For accounting purposes, the Institutional Class shares are therefore considered a new class. Prior to December 12, 1997, the effective date of the Consolidation of the Company and Overland, the Company's U.S. Government Income Fund was known as the Ginnie Mae Fund.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies.
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Short-Intermediate U.S. Government Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations;

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) make investments for the purpose of exercising control or management;

     (8) borrow money or issue senior securities as defined in the 1940 Act, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets), and except that the Fund may issue multiple Classes of shares in accordance with applicable laws, rules, regulations or orders;

     (9) write, purchase or sell straddles, spreads, warrants, or any combination thereof;

     (10) purchase securities of any issuer (except U.S. Government Obligations) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; nor

     (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

The U.S. Government Income Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities;

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) make investments for the purpose of exercising control or management;

     (8) issue senior securities, except that the Fund may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of the Fund's net assets (but investments may not be purchased by such Fund while any the outstanding borrowings exceed 5% of the Fund's net assets);

     (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof; nor

     (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer.

     The Fund may make loans in accordance with its investment policies.

     Non-Fundamental Investment Policies.
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to , subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S.
banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

     Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the

Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a NRSRO. Commercial paper may include variable- and floating-rate instruments.

     Derivative Securities
     ---------------------

     The Short-Intermediate U.S. Government Income Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. The Fund may also hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. The embedded option features of other derivative instruments could limit the amount of appreciation the Fund can realize on its investment, could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations, demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% (10% for the U.S. Government Income Fund) of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     Each Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.

     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may hold up to 15% (10% for the U.S. Government Income Fund) of its net assets in illiquid securities.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular
Fund.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens Inc. or any of their affiliates.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Fund. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The Funds may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Adjustable Rate Mortgages ("ARMs") and Collateralized Mortgage Obligations ("CMOs"). The Short-Intermediate U.S. Government Income Fund may invest in ARMs issued or guaranteed by the GNMA, FNMA or FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. The principal and interest payment on the underlying mortgages may be allocated among the classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR").

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Short-Intermediate U.S. Government Income Fund may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month, three-month, six-month or one-year LIBOR, a published prime rate or commercial paper rates. Certain of these indices follow overall market interest rates more closely than others.

     Adjustable rate mortgages, an increasingly common form of residential financing, generally have a specified maturity date. Most provide for amortization of principal in a manner similar to fixed-rate mortgages, but have interest rates that change in response to changes in a specified interest rate index. The rate of interest due on such a mortgage is calculated by adding an agreed-upon "margin" to the specified index, although there generally are limitations or "caps" on interest rate movements in any given period or over the life of the mortgage. To the extent that the interest rates on adjustable rate mortgages cannot be adjusted in response to interest rate changes because of interest rate caps, the ARMs or CMOs backed by such mortgages are likely to respond to changes in market rates more like fixed rate securities. In other words, interest rate increases in excess of such caps can be expected to cause CMOs or ARMs backed by mortgages that have such caps to decline in value to a greater extent than would be the case in the absence of such caps. Conversely, interest rate decreases below interest rate floors can be expected to cause the CMOs or ARMs backed by mortgages that have such floors to increase in value to a greater extent than would be the case in the absence of such floors.

     These adjustable rate features should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. Since the interest rates on mortgages typically are reset at most annually and generally are subject to caps, it can be expected that the prices of ARMs and CMOs backed by such mortgages will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying adjustable rate mortgages. In this regard, the net asset value of a Fund's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss or less gain than might otherwise be achieved if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

     The holder of ARMs and certain CMOs receives not only monthly scheduled payments of principal and interest, but also may receive unscheduled principal payments representing prepayments on the underlying mortgages. Changes in market interest rates and interest rate indexes can affect these prepayment rates, thereby shortening or lengthening their duration, the holder therefore, may have to reinvest the periodic payments and any unscheduled prepayments of principal it receives at a rate of interest which is lower than the rate on the ARMs and CMOs held by it.

     CMOs backed by fixed rate mortgages share many of the rate, duration and investment risks described above because of their contractual and investment features and because of factors such as the prepayment rates on the underlying fixed rate mortgages.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities (the "FFIEC Policy Statement"). Under the FFIEC Policy Statement, a CMO qualifies as a "high-risk mortgage security" if it meets an Average Life Test, an Average Life Sensitivity Test, or a Price Sensitivity Test. A CMO meets the Average Life Test if it has an expected weighted average life greater than 10 years. A CMO meets the Average Life Sensitivity Test if the expected weighted average life of the CMO either (i) extends by more than 4 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or (ii) shortens by more than 6 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points. A CMO meets the Price Sensitivity Test if an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points would result in an estimated change in the price of the CMO of more than 17 percent. Under the FFIEC Policy Statement, a CMO floating-rate debt class, i.e., a CMO the rate of which adjusts at least annually on a one-for-one basis with a conventional, widely used market interest rate index (such as the London Interbank Offered Rate), will not be subject to the Average Life and Average Life Sensitivity Tests if it bears a rate that is below the contractual cap on the instrument.

     Mortgage Participation Certificates. The U.S. Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security.

     The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. As a result, if the Fund purchases such securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchased such securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full. In choosing specific issues, Wells Fargo Bank, as investment advisor, will have made assumptions about the likely speed of prepayment. Actual experience may vary from this assumption resulting in a higher or lower investment return than anticipated.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either (i) future interest payments or (ii) future principal payments. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time.
The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     Temporary Investments
     ---------------------

     The Funds may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Funds may purchase include, among other things, U.S. government obligations, shares of other mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. Some of these short-term investments are described below.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% (10% for the U.S. Government Income Fund) of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. The advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by a Fund depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                                RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in a Fund.

     The portfolio debt instruments of a Fund also may be subject to credit and interest rate risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

     The market value of a Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of an issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

     Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value are based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Although GNMA securities are guaranteed by the U.S. Government as to timely payment of principal and interest and ARMs are guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises as noted above), the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. The Funds are subject to interest-rate risk, that is, the risk that increases in interest rates may adversely affect the value of the securities in which the Funds invest, and hence the value of your investment in the Funds. The value of the securities in which a Fund invests generally changes inversely to changes in interest rates. However, the adjustable-rate feature of the mortgages underlying the ARMs and the CMOs in which a Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates.

     The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the U.S. Government. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are considered by some investors to be high-quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities. Of course, there can be no assurance that this historical performance will continue or that either Fund, which are diversified funds, will meet its investment objective.

     Moreover, no assurance can be given that the U.S. Government would supply financial support to U.S. Government-sponsored enterprises such as FNMA and FHLMC in the event of a default in payment on the underlying mortgages which the government- sponsored enterprise is unable to make good. Principal on the mortgages underlying the mortgage pass-through securities in which the Funds may invest may be prepaid in advance of maturity. Such prepayments tend to increase when interest rates decline and may present a Fund with more principal to invest at lower rates. The converse also tends to be the case.

     S&P and Moody's assign ratings based upon their judgment of the risk of default (i.e., the risk that the issuer or guarantor may default in the payment of principal and/or interest) of the securities underlying the CMOs. However, investors should understand that most of the risk of these securities comes from interest-rate risk (i.e., the risk that market interest rates may adversely affect the value of the securities in which a Fund invests) and not from the risk of default. CMOs may have significantly greater interest rate risk than traditional government securities with identical ratings. The adjustable-rate portions of CMOs have significantly less interest rate risk.

     The Funds may invest in illiquid securities which may include certain restricted securities. Illiquid securities may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Wells Fargo Bank may use certain derivative investments or techniques, such as investments in floating- and variable-rate instruments, structured notes and certain U.S. Government obligations, to adjust the risk and return characteristics of a Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If Wells Fargo Bank judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of the advisor's intent in using the derivatives.

     The Funds may invest up to 25% of their assets in "Yankee Bonds." Yankee Bonds are U.S. dollar-denominated debt obligations issued in the U.S. by foreign banks and corporations. Such investments may involve special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. The Fund's investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

                                 MANAGEMENT

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.


                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            --------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            --------------------
Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer


                              Compensation Table
                      12-Month Period Ended June 30, 1998
                      -----------------------------------
                                                                        Total Compensation
                                 Aggregate Compensation                 from Registrant and
Name and Position                   from Registrant                  Wells Fargo Fund Complex
-----------------                   ---------------                  -------------------------
Jack S. Euphrat                        $26,250                               $34,750
  Director

R. Greg Feltus                         $     0                               $     0
  Director

Thomas S. Goho                         $26,250                               $34,750
  Director

Peter G. Gordon                        $25,250                               $32,250
  Director

Joseph N. Hankin                       $26,250                               $34,750
  Director

W. Rodney Hughes                       $25,750                               $33,500
  Director

Robert M. Joses                        $ 1,000                               $ 2,500
  Director

J. Tucker Morse                        $25,750                               $33,500
  Director

     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated below and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 15, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As Investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                       Annual Rate
Fund                                           (as percentage of net assets)
----                                           -----------------------------
Short-Intermediate U.S. Government Income      0.50%
U.S. Government Income                         0.50% up to $250 million
                                               0.40% next $250 million
                                               0.30% over $500 million

     For the period indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                         Three-Month                       Six-Month                          Six-Month
                                        Period Ended                     Period Ended                       Period Ended
                                          6/30/98                           3/31/97                            3/31/97
                                          -------                           -------                            -------
Fund                             Fees Paid        Fees Waived      Fees Paid         Fees Waived      Fees Paid        Fees Waived
----                             ---------        -----------      ---------         -----------      ---------        -----------
Short-Intermediate U.S.
   Government Income              $ 75,268         $ 36,209        $ 132,389         $309,195          $134,529          $121,235
U.S. Government Income*           $225,452         $368,203        $469,0511         $      0               N/A               N/A

____________________

* Amounts shown are for the six-month period ended June 30, 1998, for the fiscal year ended December 31, 1997, and for the six-month period ended March 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     As discussed herein under "Historical Fund Information," on December 12, 1997 the Overland U.S. Government Income Fund was consolidated with and into the Company's U.S. Government Income Fund. For financial reporting purposes, the Overland Fund is considered the accounting survivor of the Consolidation and the Fund has adopted the financial statements of the Overland Fund. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid by the Overland Fund. Prior to the Consolidation, Wells Fargo Bank served as the investment advisor to the Overland Fund and was entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

     For the periods indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                                                          Nine-Month
                                                         Period Ended                                    Year Ended
                                                            9/30/96                                       12/31/95
                                                            -------                                       --------
                                                   Fees                   Fees                   Fees                   Fees
Fund                                               Paid                  Waived                  Paid                  Waived
----                                               ----                  ------                  ----                  ------
Short-Int. U.S. Govt. Income                     $213,467                $     0               $ 56,387                $60,241
U.S. Govt. Income*                               $167,516                $46,101               $840,112                $     0

____________________
* Indicates fees paid by the Overland predecessor portfolio. For 1996, this amount is for the year ended December 31, 1996.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from each Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by the Funds to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by each Fund. If the sub-advisory fee is paid directly by the Funds, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     PORTFOLIO MANAGERS.  Mr. Paul Single assumed responsibility for the day-to-
     ------------------
day management of the portfolio of the U.S. Government Income Fund on May 1, 1995. Mr. Single has managed taxable bond portfolios for over a decade, and has specific expertise in mortgage-backed securities. Prior to joining Wells Fargo Bank, in early 1988, he was a senior portfolio manager for Benham Capital Management Group. Mr. Single received his B.S. from Springfield College.

     Mr. Jeff Weaver assumed responsibility as a portfolio co-manager for the day-to-day management of the portfolio of the Short-Intermediate U.S. Government Income Fund as of July 16, 1996. Mr. Weaver joined Wells Fargo Bank in February of 1994, after three years as a short-term fixed income trader and portfolio manager in the investment management group of Bankers Trust Company in New York. He holds a B.A. in economics from the University of Colorado and is a chartered financial analyst candidate.

     Ms. Madeline Gish assumed responsibility as a portfolio co-manager for the day-to-day management of the portfolio of the Short-Intermediate U.S. Government Income Fund as of July 16, 1996. Ms. Gish joined Wells Fargo Bank in 1989 as the portfolio coordinator for the Mutual Funds Division and played an integral part in the rapid growth of the Overland Express Funds. Since joining the fixed-income group in 1992, Ms. Gish has assisted in the research and trading for various portfolios and is currently managing taxable liquidity portfolios. She holds a B.S. in Business Administration from the University of Kansas and is a chartered financial analyst candidate.

     Mr. Scott Smith, as co-manager, has been responsible for the day-to-day management of the portfolio of the U.S. Government Income Fund since May 1, 1995. He joined Wells Fargo Bank in 1988 as a taxable money market portfolio specialist. Currently, Mr. Smith holds the position of liquidity management specialist/portfolio manager with Wells Fargo Bank. His experience includes a position with a private money management firm with mutual fund investment operations. Mr. Smith holds a B.A. from the University of San Diego and is a chartered financial analyst.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Administrator and Co-Administrator received 0.04% and 0.02%, respectively, of the average daily net assets of each Fund for performing administration services. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     Short-Intermediate U.S. Government Income Fund.  For the periods indicated
     ----------------------------------------------
below, the Fund paid to Wells Fargo Bank and Stephens the following dollar amounts for administration and co-administration fees:


Period                                          Total              Wells Fargo              Stephens
------                                          -----              -----------              --------
Three Months Ended 6/30/98                      $15,606               $ 6,710                $ 8,895
Year Ended 3/31/98                              $54,262               $36,356                $17,906
Six-Months Ended 3/31/97                        $19,910               $ 3,982                $15,928

     For the periods indicated below, the Short-Intermediate U.S. Government-Income Fund paid to Stephens the dollar amounts in administration fees indicated below. Stephens, as sole Administrator for the year ended December 31, 1995, and the nine-month period ended September 30, 1996, was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of the Short-Intermediate U.S. Government Fund's average daily net assets.

                                   Nine-Month
                                  Period Ended     Year Ended
                                    9/30/96         12/31/95
                                    -------         --------
                                   $ 12,808        $   6,998

     U.S. Government Income Fund.  Prior to the Consolidation of the Overland
     ---------------------------
portfolios into the Stagecoach funds on December 12, 1997, Wells Fargo Bank and Stephens served as Administrator and Co-Administrator, respectively, to the Overland U.S. Government Income predecessor portfolio under substantially similar terms to the current Administration and Co-Administration Agreements with the Fund. Prior to February 1, 1997, Stephens served as sole Administrator to the Overland U.S. Government Income predecessor portfolio and provided the predecessor portfolio with essentially the same services described above. Stephens was entitled to receive a fee from the U.S. Government Income Fund's predecessor portfolio at the annual rate of 0.10% of the average daily net assets up to $200 million and 0.05% in excess of $200 million.

     For the periods indicated below, the U.S. Government Income Fund paid to Stephens the dollar amounts in administration fees indicated below. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.


Period                                                Total               Wells Fargo              Stephens
------                                                -----               -----------              --------
Six Months Ended 6/30/98                             $80,831                 $34,757               $46,074
Year Ended 12/31/97                                  $66,992                 $22,107               $44,885
Year Ended 12/31/96                                  $51,898                     N/A               $51,898
Year Ended 12/31/95                                  $37,744                     N/A               $37,744

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the distributor for the Funds.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Servicing Plan and
     ---------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of the Institutional Class shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company to a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, not to exceed 0.25%, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

     For the periods indicated below, the dollar amounts of shareholder servicing fees paid to Wells Fargo Bank or its affiliates by the Institutional Class of each Fund, after waivers, were as follows:

                                                                Three-Month                                 Six-Month
                                                                Period Ended          Year-Ended           Period Ended
Fund                                                              6/30/98              3/31/98               3/31/97
----                                                              -------              -------               -------
Short-Intermediate U.S. Government Income                         $ 35,707             $142,053              $ 82,843
U.S. Government Income*                                           $  9,558             $    844                   N/A

____________________

* The Overland predecessor portfolio did not offer Institutional Class shares. Amounts shown reflect fees paid for the six-month period ended 6/30/98 and the period from December 14, 1997 through December 31, 1997, respectively.

     The Short-Intermediate U.S. Government Income Fund did not pay any shareholder servicing fees to Wells Fargo Bank or its affiliates for the period from its commencement of operations on September 6, 1996 to September 30, 1996.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the indicated periods, the Funds paid the following dollar amounts in custody fees, after waivers, to Wells Fargo Bank:

                                                                      Three-Month
                                                                      Period Ended             Year Ended
Fund                                                                    6/30/98                3/31/98
----                                                                    -------                -------
Short-Intermediate U.S. Government Income                               $  4,572               $ 12,148
U.S. Government Income*                                                 $ 54,717               $      0

________________

* Amounts shown are for the six-month period ended June 30, 1998 and for the year ended December 31, 1997. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.

     The Short-Intermediate U.S. Government Income Fund did not pay any custody fees for the period ended September 30, 1996.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.06% of each Fund's average daily net assets of the Institutional Class shares.

     For the indicated periods, the Funds paid to Wells Fargo Bank the following dollar amounts in transfer and dividend disbursing fees, without regard to class and after waivers:

                                                                      Three-Month
                                                                      Period Ended              Year Ended
Fund                                                                    6/30/98                  3/31/98
----                                                                    -------                  -------
Short-Intermediate U.S. Government Income                               $ 19,664                 $ 71,405
U.S. Government Income                                                  $161,686                 $126,491

_______________

* Amounts shown are for the six-month period ended June 30, 1998 and for the year ended December 31, 1997. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.

     Under the prior transfer agency agreement for the Funds, Wells Fargo Bank was entitled to receive a per account fee plus transaction fees and reimbursement of out-of-pocket expenses, with a minimum of $3,000 per month per Fund, unless net assets of the Fund were under $20 million. For as long as a Fund's assets remained under $20 million, the Fund was not charged any transfer agency fees.

     UNDERWRITING COMMISSIONS.  Front-end sales loads and contingent-deferred
     ------------------------
sales charges are not assessed in connection with the purchase and redemption of Institutional Class shares. Therefore no underwriting commissions were paid to Stephens as the Funds' Distributor.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Performance shown or advertised for the Institutional Class shares of the Short-Intermediate U.S. Government Income Fund for periods prior to September 6, 1996, reflects the performance of such Fund's Class A shares (excluding sales charges).

     Performance shown or advertised for the Institutional Class shares of the U.S. Government Income Fund for periods prior to December 12, 1997, reflects the performance of the Class A shares (excluding sales charges) of the Overland predecessor portfolio.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.


             Average Annual Total Return for the Applicable Period Ended June 30, 1998/1/
             ----------------------------------------------------------------------------

                   Institutional                                              Five         Three          One
                       Class                            Inception/2/          Year          Year          Year
                   -------------                        ------------          ---           ---           ----
Short-Intermediate U.S. Government Income                      5.46%           N/A         6.26%         7.55%
U.S. Government Income                                         8.51%         5.55%         6.11%         9.40%

_______________
/1/ For purposes of showing performance information, the inception date of each Fund and Class is as follows: Short-Intermediate U.S. Government Income Fund - October 27, 1993; U.S. Government Income Fund - January 1,1992. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

/2/ For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Institutional Class shares of such Fund's predecessor portfolios. For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Short-Intermediate U.S. Government Income Fund reflect the performance of such Fund's Class A shares. For periods prior to December 12, 1997, performance figures for the Institutional Class shares of the U.S. Government Income Fund reflect the performance of the Class A shares of the Overland predecessor portfolio.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                 Cumulative Total Return for the Applicable Period Ended June 30, 1998/1/
                 ------------------------------------------------------------------------

                   Institutional                                               Five         Three
                       Class                              Inception/2/         Year          Year
                   -------------                          ------------         ---           ---
Short-Intermediate U.S. Government Income                       28.15%          N/A         19.98%
U.S. Government Income                                         131.06%       31.03%         19.47%

_______________
/1/ For purposes of showing performance information, the inception date of each Fund and Class is as follows: Short-Intermediate U.S. Government Income Fund - October 27, 1993; U.S. Government Income Fund - January 1,1992. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

/2/ For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Short-Intermediate U.S. Government Income Fund reflect the performance of such Fund's Class A shares. For periods prior to December 12, 1997, performance figures for the Institutional Class shares of the U.S. Government Income Fund reflect the performance of the Class A shares of the Overland predecessor portfolio.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ -1]
                                     -----
                                     Cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of any reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1


          Institutional Class Yield for the Applicable Period Ended June 30, 1998
          -----------------------------------------------------------------------

                                                                        Thirty-Day Yield
                                                                        ----------------
Fund                                                         After Waiver/1/          Before Waiver
----                                                         ---------------          -------------
Short-Intermediate U.S. Government Income                          6.08%                   5.85%
U.S. Government Income                                             5.48%                   5.08%

____________________
/1/ "After waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management), a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading on each day the Funds (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Company's Board of Directors.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     For the fiscal year ended March 31, 1998, the Company paid $6,871,000 in commissions to various broker/dealers in connection with such allocated transactions.

     Brokerage Commissions.  The Funds did not pay any brokerage commissions for
     ---------------------
the past three years.

     Securities of Regular Broker/Dealers.  As of June 30, 1998, each Fund owned
     ------------------------------------
securities (pooled repurchase agreements) of its "regular brokers or dealers" as defined in the 1940 Act or their parents, as follows:


Fund                                                      Brokers/Dealers                        Amount
----                                                      ---------------                        ------
Short-Intermediate U.S. Government                        Goldman Sachs & Co.                    $3,737,000
  Income Fund
U.S. Government Income Fund                               Goldman Sachs & Co.                    $2,795,000

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including the Funds, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund generally will be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, a Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss, depending on the amount the shareholder receives for the shares (or the amount the shareholder is deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could also subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by a Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes.
Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are three of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, one or more classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-260-5969 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of the Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company. The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below, as of June 30, 1998, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of the Institutional Class Shares of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 30, 1998
                      -----------------------------------

                                                           TYPE OF        PERCENTAGE    PERCENTAGE
         FUND                 NAME AND ADDRESS            OWNERSHIP        OF CLASS    OF PORTFOLIO
         ----                 ----------------            ---------        --------    ------------
SHORT-INTERMEDIATE       Wells Fargo Bank, TTEE      Institutional Class        7.59%          4.50%
U.S. GOVERNMENT INCOME   Choicemaster                Record Holder
FUND                     P.O. Box 9800
                         Calabasas, CA  91372-0800

                         DIM & Co.                   Institutional Class       25.96%         15.38%
                         Attn: MF Dept. A88-4        Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         VIRG & Co.                  Institutional Class       35.01%         20.75%
                         ATTN: MF Dept. A88-4        Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         Hep & Co.                   Institutional Class       29.73%         17.62%
                         Attn:  MF Dept. A88-4       Record Holder
                         P.O. Box 9800 MAC 9139-027
                         Calabasas, CA  91302

U.S. GOVERNMENT INCOME   DIM & Co.                   Institutional Class       25.69%           .63%
FUND                     Attn: MF Dept. A88-4        Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         VIRG & Co.                  Institutional Class       42.98%          1.06%
                         Attn: MF Dept. A88-4        Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         HEP & Co.                   Institutional Class       11.21%           .28%
                         Attn:  MF Dept  A88-4       Record Holder
                         P.O. Box 9800 MAC 9139-027
                         Calabasas, CA  91302

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds'
Prospectus.

                             INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP has been selected as the independent auditor for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments, audited financial statements and independent auditors' report for the U.S. Government Income Fund as of and for the six-month period ended June 30, 1998 and for the year ended December 31, 1997, are hereby incorporated by reference to the Annual Report as filed with the SEC on September 9, 1998.

     The portfolio of investments, audited financial statements and independent auditors report for the Short-Intermediate U.S. Government Income Fund as of and for the three-month period ended June 30, 1998, and for the year ended March 31, 1998 are hereby incorporated by reference to the Company's Annual Report as filed with the SEC on September 9, 1998.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-260-5969.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                             STAGECOACH FUNDS, INC.
                           Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 15, 1998

                             ARIZONA TAX-FREE FUND
                         CALIFORNIA TAX-FREE BOND FUND
                        CALIFORNIA TAX-FREE INCOME FUND
                             NATIONAL TAX-FREE FUND
                              OREGON TAX-FREE FUND

                          CLASS A, CLASS B AND CLASS C

     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds (each, a "Fund" and collectively, the "Funds") in the Stagecoach Family of Funds -- the ARIZONA TAX-FREE, CALIFORNIA TAX-FREE BOND, CALIFORNIA TAX-FREE INCOME, NATIONAL TAX-FREE and OREGON TAX-FREE FUNDS (each, a "Fund" and sometimes, collectively, the "Tax-Free Funds" or "Funds"). The California Tax-Free Income Fund offers Class A shares. Each of the other Funds offers Class A and Class B shares. The California Tax-Free Bond and National Tax-Free Funds also offer Class C shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 15, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS
                                                                     Page
                                                                     ----
Historical Fund Information........................................     1

Investment Restrictions............................................     1

Additional Permitted Investment Activities.........................     7

Risk Factors.......................................................    20

Special Considerations Affecting Arizona Municipal Obligations.....    22

Special Considerations Affecting California Municipal Obligations..    24

Special Considerations Affecting Oregon Municipal Obligations......    28

Management.........................................................    35

Performance Calculations...........................................    50

Determination of Net Asset Value...................................    57

Additional Purchase and Redemption Information.....................    58

Portfolio Transactions.............................................    59

Fund Expenses......................................................    60

Federal Income Taxes...............................................    61

Capital Stock......................................................    67

Other..............................................................    71

Counsel............................................................    71

Independent Auditors...............................................    71

Financial Information..............................................    71

Appendix...........................................................   A-1

                          HISTORICAL FUND INFORMATION

     The California Tax-Free Bond and California Tax-Free Income Funds (sometimes referred to as the "California Funds") were originally organized as funds of the Company. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, was reorganized with and into the California Tax-Free Bond of the Company (the "Consolidation"). For accounting purposes, the Overland Fund is considered the survivor of the Consolidation. The Class A shares and the Class D shares of the Overland Fund commenced operations on October 6, 1988 and July 1, 1993, respectively. The Overland Fund is sometimes referred to throughout this SAI as the "predecessor portfolio" to the Company's California Tax-Free Bond Fund.

     The Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds were originally organized as investment portfolios of Westcore Trust ("Westcore") under the names Arizona Intermediate Tax-Free, Quality Tax-Exempt Income, and Oregon Tax-Exempt Funds, respectively. On October 1, 1995, the Funds were reorganized as the Pacifica Arizona Tax-Exempt Fund, Oregon Tax-Exempt Fund and National Tax-Exempt Fund, investment portfolios of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Arizona Tax-Exempt Fund, National Tax-Exempt Fund and Oregon Tax-Exempt Fund of Pacifica were reorganized as the Company's National Tax-Free Fund, Oregon Tax-Free Fund and Arizona Tax-Free Fund, respectively.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund may not:

     (1) purchase or sell commodity contracts (including futures contracts with respect to the Arizona Tax-Free and National Tax-Free Funds), or invest in oil, gas or mineral exploration or development programs, except that each Fund, to the extent appropriate to its investment objective, may purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided that the Oregon Tax-Free Fund may enter into futures contracts and related options;

     (2) purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate;

     (3) purchase securities of companies for the purpose of exercising control;

     (4) acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

     (5) act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting;

     (6) write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Oregon Tax-Free Fund may enter into transactions in futures contracts and related options;

     (7) borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. None of these Funds will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this SAI or in its Prospectus are not deemed to be pledged for purposes of this limitation;

     (8) purchase securities on margin, make short sales of securities or maintain a short position, except that the Funds may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and except that this limitation shall not apply to the Oregon Tax-Free Fund's transactions in futures contracts and related options;

     (9) invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this investment limitation, securities the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable; nor

    (10) make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

The Arizona Tax-Free Fund may not:

     (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

     (2) purchase any securities, except securities issued (as defined in the preceding Investment Limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

The National Tax-Free Fund may not:

     (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

     (2) purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in municipal obligations with similar characteristics (such as private activity bonds where the payment of principal and interest is the ultimate responsibility of issuers in the same industry, pollution control revenue bonds, housing finance agency bonds or hospital bonds) or the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, the District of Columbia, and their respective agencies, authorities, instrumentalities or political subdivisions.

The Oregon Tax-Free Fund may not:

     (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or political subdivisions. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

     (2) purchase any securities, except securities issued (as defined in the preceding Investment Limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

The California Tax-Free Bond Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers) and
(ii) obligations of the United States Government, its agencies or instrumentalities;

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions with regard to the Fund and except for margin payments in connection with options, futures and options on futures or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); nor

     (7) write, purchase or sell puts, calls, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

The California Tax-Free Income Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers), and
(ii) obligations of the United States Government, its agencies or instrumentalities;

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets, but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets;

     (7) write, purchase or sell puts, calls, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

     (8) make loans of portfolio securities having a value that exceeds 50% of the current value of its total assets provided that, for purposes of this restriction, loans will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) The Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds each may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) the value of 30% of the Fund's total assets. The California Tax-Free Bond and California Tax-Free Income Funds each may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) the value of one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

     Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     The California Tax-Free Income Fund may invest in variable-rate instruments with a maximum final maturity of up to 30 years, provided the period remaining until the next readjustment of the instrument's interest rate, or the period remaining until the principal amount can be recovered through demand, is less than 5 years.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Other Derivative Securities
     ---------------------------

     The Funds may invest in structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices of financial indicators ("References") or the relative change in two or more References. The Funds may also hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuers to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market value may be more volatile than other types of bonds and may present greater potential for capital gain or loss. The embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a structured of derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations as described in the Prospectuses. Each Fund may purchase floating- and variable-rate demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Floating- and variable-rate demand instruments acquired by the Arizona, National and Oregon Tax-Free Funds may include participations in municipal obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide these Funds with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Advisor has determined meets the prescribed quality standards for these Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
     Transactions
     ------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor. Securities purchased on a when-issued or forward commitment basis may expose the relevant Fund to risk because they may experience price fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds each will not knowingly invest more than 15% (10% for the California Tax-Free Bond Fund) of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities shall not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") that have been determined to be liquid by the Advisor, pursuant to guidelines established by the Company's Board of Directors, and commercial paper that is sold under
Section 4(2) of the 1933 Act.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

     Loans of Portfolio Securities
     -----------------------------

     The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

     Municipal Obligations
     ---------------------

     The Funds may invest in municipal obligations issued by governmental entities to obtain funds for various public purposes. These purposes may include the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. Each Fund, subject to its respective investment objective and policies, is not limited with respect to which category of municipal bonds it may acquire. Some or all of these bonds may be considered "private activity bonds" for federal income tax purposes.

     The two principal classifications of municipal obligations that may be held by a Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the issuer of the facility being financed. A Fund's portfolio may also include "moral obligation" securities, which are issued normally by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

     There are, of course, variations in the quality of municipal obligations both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

     Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. The Funds may, from time to time, invest more than 25% of their assets in municipal obligations covered by insurance policies.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

     Private activity bonds are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Private activity bonds include industrial development bonds, which are a specific type of revenue bond backed by the credit and security of a private
user.   The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered municipal obligations if the interest received thereon is exempt from federal income tax but nevertheless subject to the federal alternative minimum tax. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. Some or all of these bonds may be considered "private activity bonds" for federal income tax purposes.

     The Funds may also purchase short-term General Obligation Notes, Tax Anticipation Notes ("TANS"), Bond Anticipation Notes ("BANs"), Revenue Anticipation Notes ("RANs"), Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues, and are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     Municipal Lease Obligations. The Funds may invest in municipal lease obligations. The Advisor makes determinations concerning the liquidity of a municipal lease obligation based on relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. In addition, the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease may be considered. In evaluating the credit quality of a municipal lease obligation, the factors to be considered might include: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of the nonappropriation"); and (5) the legal recourse in the event of failure to appropriate.

     Certificates of Participation. The Funds may purchase municipal obligations known as "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. Lease obligations also may be abated if the leased property is damaged or becomes unsuitable for the lessee's purpose. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of municipal obligations and are generally valued at par or less than par in the open market.

     Pass-Through Obligations. Certain of the debt obligations which the Funds may purchase may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Funds. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations. The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the

Government National Mortgage Association) or those that are guaranteed by an agency or instrumentality of the U.S. Government (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation) or bonds collateralized by any of the foregoing.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax (and to the exemption of interest from state personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds, the Funds' investment Advisor nor their counsel will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     For a further discussion of factors affecting purchases of municipal obligations by the State Tax-Free Funds, see "Special Considerations Affecting Arizona Municipal Securities," "Special Considerations Affecting California Municipal Securities" and, "Special Considerations Affecting Oregon Municipal Securities" in this SAI.

     Stand-By Commitments. The Funds may acquire stand-by commitments with respect to municipal obligations held by such Funds. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified municipal obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the municipal obligations (excluding any accrued interest that the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments may be sold, transferred or assigned by a Fund only with the underlying instrument.

     Each of the Funds expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

     Each of the Funds intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. Each Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Advisor will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

     Each of these Funds intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying municipal obligations, which will continue to be valued in accordance with the ordinary method of valuation employed by the Funds. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value.

     Tax Status. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover, with respect to Arizona, California and Oregon obligations, the Funds cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or Arizona, California and Oregon obligations, specifically, for investment by a Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund involved would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Ratings of Municipal Securities. The Funds may invest in municipal bonds rated at the date of purchase "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by; Standard & Poor's Ratings Group ("S&P"), or unrated bonds that are considered by the investment Advisor to be of comparable quality. Bonds rated "Baa" and "BBB" have speculative characteristics and are more likely than higher-rated bonds to have a weakened capacity to pay principal and interest in times of adverse economic conditions; all are considered investment grade. Municipal bonds generally have a maturity at the time of issuance of up to 40 years.

     The highest rating assigned by S&P is "AAA" for state and municipal bonds, "SP-1" for state and municipal notes, and "A-1" for state and municipal paper. The highest rating assigned by Moody's is "Aaa," "MIG 1," and "Prime-1" for state and municipal bonds, notes and commercial paper, respectively. These instruments are judged to be the best quality and present minimal risks and a strong capacity for repayment of principal and interest. If a municipal security ceases to be rated or is downgraded below an investment grade rating after purchase by the Fund, it may retain or dispose of such security. In any event, the Short-Term Municipal Income Fund does not intend to purchase or retain any municipal security that is rated below the top four rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), or, if unrated, is considered by the investment Advisor to be of comparable quality. Securities rated in the fourth highest category are considered to have speculative characteristics. A description of ratings is contained in the Appendix to the SAI.

     The Funds may invest in municipal notes rated at the date of purchase "MIG 2" (or "VMIG 2" in the case of an issue having a variable rate with a demand feature) or better by Moody's or "SP-2" or better by S&P, or unrated notes that are considered by the investment Advisor to be of comparable quality. Municipal notes generally have maturities at the time of issuance of three years or less. Municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

     The Funds may invest in municipal commercial paper rated at the date of purchase "Prime-1" or "Prime-2" by Moody's or "A-1+," "A-1" or "A-2" by S&P, or unrated commercial paper that is considered by the investment Advisor to be of comparable quality. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

     In the event a security purchased by a Fund is downgraded below investment grade, the Fund may retain such security, although the Fund may not have more than 5% of its assets invested in securities rated below investment grade at any time. A description of the ratings is contained in the Appendix to the Funds' SAI.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Taxable Investments
     -------------------

     Pending the investment of proceeds from the sale of shares of the Funds or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment Advisor, it is advisable to do so because of market conditions, each Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, in instruments that pay interest which is exempt from federal income taxes, but not, from the State Tax-Free Funds, from a respective state's personal income tax, or the following taxable high--quality money market instruments: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptance and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

     Such temporary investments would most likely be made for cash management purposes or when there is an unexpected or abnormal level of investor purchases or redemptions of shares of the Fund or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income taxes. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Fund's assets in securities exempt from such taxes.

     Repurchase Agreements. The Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by a Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and such Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. The Funds may enter into repurchase agreements only with respect to securities of the type in which such Fund may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. Wells Fargo Bank monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to a Fund in connection with insolvency proceedings), it is the policy of each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     Borrowing and Reverse Repurchase Agreements. The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by such Fund. After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by these Funds. Neither event will require a sale of such security by the Funds. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in various types of U.S. Government obligations in accordance with the policies described in each Fund's Prospectus. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     Warrants
     --------

     Although they have no present intention to do so, the Funds may each invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Funds may only purchase warrants on securities in which the Funds may invest directly.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by the Funds depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                                  RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in a Fund.

     The portfolio debt instruments of a Fund may be subject to credit risk. Credit risk is the risk that the issuers of securities in which the Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

     The market value of a Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

     Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as floating- and variable-rate instruments, structured notes and certain U.S. Government obligations, are considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If a Fund's Advisor judges market conditions incorrectly, the use of certain derivatives could result in a loss regardless of the Advisor's intent in using the derivatives.

     Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Each Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, a Fund may own different municipal obligations which pay interest based on the revenues of similar types of projects. To the extent that such a Fund's assets are concentrated in municipal obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated. Furthermore, for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds payment of municipal obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted municipal obligations.

     Each state Fund is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio.
Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with a similar objective may be.

     The concentration of the state Funds in municipal obligations of particular states raises additional considerations. Payment of the interest on and the principal of these obligations is dependent upon the continuing ability of state issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in a Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of state-specific issues with the yield of a more diversified portfolio including issues of other states before making an investment decision.

     The state Funds have constitutional and/or statutory restrictions that affect government revenues. Because of the nature of the various restrictions, certain possible ambiguities and inconsistencies in their terms and the scope of various exemptions and exceptions, as well as the impossibility of predicting the level of future appropriations for state and local governmental entities, it is not presently possible to determine the impact of these restrictions and related measures on the ability of governmental issuers in Oregon and Arizona to pay interest or repay principal on their obligations. There have, however, been certain adverse developments with respect to municipal obligations of governmental issuers in these states over the past several years.

     In addition to the risk of nonpayment of state and local governmental debt, if such debt declines in quality and is downgraded by the NRSROs, it may become ineligible for purchase by a Fund. Since there are a number of buyers of such debt that may be similarly restricted, the supply of eligible securities could become inadequate at certain times. Similarly, there is a relatively small active market for Arizona Obligations, California Obligations and Oregon Obligations and the market price of such bonds may therefore be volatile. If any of the State Tax-Free Funds were forced to sell a large volume of Arizona Obligations, California Obligations or Oregon Obligations for any reason, such as to meet redemption requests for a large number of shares, there is a risk that the large sale itself would adversely affect the value of such Fund's portfolio.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

         SPECIAL CONSIDERATIONS AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

     The concentration of the Arizona Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     Under its constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases which are subject to annual appropriation at the option of the local government.

     There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in the State without voter approval. This restriction does not apply to taxes levied to pay general obligation debt.

     There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval, or to restructure the State's revenue mix among sales, income, property and other taxes. It is possible that if any such proposals were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

     Arizona is required by law to maintain a balanced budget. To achieve this objective, the State has, at various times in the past, utilized a combination of spending reductions or reductions in the rate of growth in spending, and tax increases. In recent years, the State's fiscal situation has improved even while tax reduction measures have been enacted each year since 1992. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase state revenue. Accordingly, it will be more difficult to reverse tax reductions, which may adversely affect state fund balances and fiscal conditions over time.

     Arizona state government tax revenue growth in fiscal year 1997 increased by 6.5% over fiscal year 1996, even after factoring in tax reductions. The 5.1% increase in sales tax revenue for FY 1997, and projected increases of 5.0% for FY 1998 and FY 1999, respectively, reflect continued strong economic growth in the state. The state general fund ended fiscal year 1997 with a total general fund balance of approximately $762 million, representing approximately 16% of total general fund expenditures for fiscal year 1997. Included in the total balance is a general fund ending balance of approximately $516 million, and a budget stabilization ("rainy day") fund balance of approximately $246 million. The total general fund balance at the end of fiscal year 1998 is projected to be approximately $814 million. While these balances are indicative of present fiscal health, the overall fiscal picture could change rapidly and dramatically for the worse, depending on fluctuations in revenues resulting from an economic recession or other adverse conditions.

     The 1998 legislature enacted a $120 million tax reduction package, resulting in the seventh consecutive year of significant state tax reduction. In earlier years, the 1997 legislature enacted a $110 million income tax reduction package, the 1996 legislature enacted a $200 million property tax reduction package, and an income tax reduction of $200 million was enacted in 1995. Although the 1998 general election ballot will not include questions related to the state tax structure generally, efforts were made to bring such issues to the ballot, and may be made again in 2000 and in future years.

     In 1998, the Legislature adopted a comprehensive plan to overhaul the state's K-12 education capital finance system. Under this plan, a substantial commitment of state general fund revenues to the system has been made, totaling approximately $360 million in FY 1999, with greater amounts likely in future years. There may be additional legislative activity during 1999 and beyond in the areas of tax reform and school finance. The combined impact of the commitment of resources to K-12 education capital finance, continued tax reduction, and the inability to increase revenues without a two-thirds of both houses of the legislature, together with other actions and circumstances, may result in deteriorating fiscal conditions in the future, which may adversely affect state fund balances and fiscal health.

     Arizona has a diversified economic base that is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, which was at one time a major sector, now plays a much smaller role in the State's economy. For several decades, the population of the State has grown at a substantially higher rate than the population of the United States. While the State's economy flourished during the early 80's, a substantial amount of overbuilding occurred, adversely affecting Arizona-based financial institutions, many of which were placed under the control of the Resolution Trust Corporation. Spillover effects produced further weakening in the State's economy. The Arizona economy has begun to grow again, albeit at a slower pace than experienced before the real estate collapse. The North American Free Trade Agreement is generally viewed as beneficial to the State. However, current and proposed reductions in federal military expenditures may adversely affect the Arizona economy.

     SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information. From mid-1990 to late 1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state has been facing a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment has grew in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected to continue through the rest of the decade. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to under 6% in the Spring of 1998.
Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for the five consecutive fiscal years through 1996-
97. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the SFEU is projected to be $296 million on June 30, 1999. However, the Asian economic difficulties since mid-1997 are expected to have had a moderate dampening effect on California's economy. Any delay or reversal of the recovery may create new shortfalls in revenues.

     Local Governments.  On December 6, 1994, Orange County, California became
     -----------------
the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery

$820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy, and the county's investment rating by Standard & Poors was "AAA" as of July 31, 1998.

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long term bonds was downgraded for the third time since 1992. The county has received federal and state assistance and the proposed fiscal 1999 budget for Los Angeles County is the first in several years that does not begin with an operating deficit. Even though the state has no existing obligations with respect to either Orange County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances.  The monies of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-99 Executive Budget projections submitted to the State Legislature in February 1998, forecast a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Changes in California Constitutional and Other Laws. In 1978, California voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.


     The Governor in the 1998-99 budget bill proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the

General Fund to offer the loss of VLF funds to local government. The bill as passed provides for a phased-in reduction of the VLF and provides that the General Fund be used to replace the lost revenues to local governments. On January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

     In addition to the reduction of the VLF, the 1998-99 budget bill included increases in the personal income tax dependent credit (resulting in a $612 million General Fund cost in 1998-99), a nonrefundable renters tax credit (resulting in a $133 million cost in 1998-99), and various targeted business tax credits (monthly in a $106 million cost in 1998-99). It remains to be seen, as such, what impact these changes in California laws, fee and tax policies will have on existing and future California security obligations.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.


         SPECIAL CONSIDERATIONS AFFECTING OREGON MUNICIPAL OBLIGATIONS

     The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     State Bonds and Revenues.  As of September 1, 1998, $2.90 billion (rounded)
     ------------------------
in general obligation bonds issued by the State of Oregon and its agencies were outstanding, including $35.8 million (rounded) in general obligation bonds supported by the budget for the State's general fund and $2.76 billion (rounded) of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.05 billion
(rounded) of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

     In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

     Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal sources of State tax revenues are personal income and corporate income taxes. In the legislatively adopted budget for the 1997-99 biennium, approximately 97.0% of the State's revenues for the 1997-99 biennium were projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes. Since 1983 State revenues have improved substantially, and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.


     Oregon Economic and Revenue Forecast.  A quarterly Economic and Revenue
     ------------------------------------
Forecast is prepared by the State Department of Administrative Services as required by ORS 291.342. A complete copy of the State's most recent quarterly Economic and Revenue Forecast is posted at the Oregon Department of Administrative Services' web site: www.oea.das.state.or.us when publicly released. The following is a portion of the summary of the September 1, 1998 Oregon Economic and Revenue Forecast prepared by the State of Oregon for use in its Official Statements for State Obligations issued between October 1, 1998 and January 1, 1999 (a delay of approximately 30 days typically following public release of the most recent quarterly Oregon Economic and Revenue Forecast and the preparation of this summary material for inclusion in State Official Statements).

     Economic Forecast.  Oregon's economy is clearly slowing.  Asia's weakness
     -----------------
is dampering the state's high technology, forest products and agriculture sectors. Oregon's close ties to Asian export markets is causing the state to feel the impact of the region's financial crisis proportionately more than the country as a whole. However, similar to the nation, Oregon consumers appear to be proving the fuel to keep the state's economic expansion going.

     Oregon's economy has been at the forefront in absorbing the impact of Asia's recessions. The Office of Economic Analysis (OEA) expects this trend to continue. Following years of superior economic performance, the state's growth rate is expected to hover near the national average over the next two years. The state's mid-1990's economic boom is clearly over. Nonetheless, Oregon's economy is likely to continue growing as long as the nation avoids a recession.


     Oregon's job and income growth rates are expected to be close to the national average. This contrasts with the state's much stronger growth throughout the 1990's. On a per capita basis, Oregon personal income is expected to slip relative to the national average in both 1998 and 1999. This has not happened since 1992. Average wages are also expected to grow more slowly than the U.S. as a whole in 1998 and 1999.

     OEA projects a similar trend for job growth in the state. Non-farm payroll employment increased 3.4 percent in 1997. It is projected to rise 2.6 percent for 1998 and 1.4 percent for 1999.

     Oregon's economic boom in the mid-1990's can be largely traced to rapid expansion of the high technology sector. A surge in semiconductor investment triggered rapid growth in construction and electronics industry employment. Modest employment declines are anticipated for both electronics and construction over the next four quarters. The downturn in these two sectors is the catalyst for slower economic growth in the state.

     The major risk to Oregon's economy is worsening of the Asian economic crisis. If the recessions now underway in Asia turn out to be more severe than currently-expected, Oregon's economy will slow further. Japan is the state's largest export market. A severe recession in Japan, rather than the moderate one now anticipated, would have a significant impact on Oregon exporters.

     Demographic Forecast.  The Office of Economic Analysis projects total
     --------------------
population in Oregon to grow from 3.217 million in 1997 to 3.597 million in 2005, an increase of 11.8 percent. This reflects a continuation of moderate population growth for the state. The fastest growth will occur in the young adult population (18-24 year-olds), older wage earners (ages 45-64 years-old), and those ages 85 and older.

     Revenue Forecast.  The Office of Economic Analysis now projects General
     ----------------
Fund revenue of $8.356.7 million for the 1997-99 biennium. This is a decrease of $216.5 million from the June forecast. The September forecast is $131.6 million higher than the 1997 close of legislative session ("COS") forecast.


     The Oregon Supreme Court ruled that the state has illegally taxed Federal government pension income since 1991. The September forecast includes a $306.1 million reduction to account for refunds of back taxes and lower future tax collections from pension income.

     The reduction in revenue caused by the pension income decision is partly offset by higher collections in the second quarter and a higher forecast for capital gains income. Personal income tax collections in the second quarter exceeded the June estimate by $63.7 million. This is attributed to a jump in capital gains income during the 1997 tax year.

     The surge in capital gains income explains why Oregon's personal income tax revenue continues to rise rapidly despite the slowing state economy.

     Oregon's corporate income tax revenue has clearly been affected by the softening state economy. Second quarter corporate income tax revenue came in $18.3 million below the June forecast. The slower pace of collections and a lower national profit forecast from DRI are the major reasons for the $28.3 million reduction in the 1997-99 corporate income tax forecast.

     All non-corporate income tax revenue is now projected to exceed the COS forecast by $167.9 million. This is 2.2 percent above the close of session forecast. This means that a surplus kicker refund for individuals is projected for the 1999-2001 biennium.

     A surplus kicker credit is not anticipated for corporations. The corporate income tax forecast is $36.3 million below the COS projection.

     1999-2001 General Fund Revenue.  General Fund revenue is projected to total
     ------------------------------
$9,908.0 million for the 1999-2001 biennium. The 1999-2001 beginning balance is estimated to be $327.0 million. This leaves a General Fund resource projection of $10,235 million.

     The General Fund revenue projection is $30.3 million higher than the June forecast. However, the beginning balance estimate is $208.7 million less than expected in June. This leaves the September General Fund resources forecast $178.4 million below the previous projection.

     Recent Environmental Developments.  In 1991 and 1992, in response to
     ---------------------------------
concerns over diminishing salmon runs, three populations of Snake River salmon were placed on the Endangered Species list. More recently, the National Marine Fisheries Service and the U.S. Fish and Wildlife Service have commenced status reviews of hundreds of additional salmon and trout populations in the Columbia Basin and throughout Western Oregon. The Snake River salmon listings have already had substantial economic impacts, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect salmon and steelhead populations may eventually affect a wide variety of industrial, recreational and land use activities, with corresponding impacts on long-term economic growth; however, the magnitude and extent of any future environmental action is impossible to predict at this time. The State's economic forecasts do not address the potential impact of endangered species problems on Oregon's economy.

     Recent Developments Affecting Government Revenues.  Ballot Measure 5.
     -------------------------------------------------
Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

     The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution. Therefore, the ability of the State to levy taxes to service its constitutionally authorized general obligation bonds is not subject to the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

     The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

     Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1997 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

     Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 50, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

     Ballot Measure 50.  The 1997 Legislative Assembly referred to Oregon
     -----------------
voters, and the voters approved at the May 20, 1997, special election, a constitutional amendment ("Measure 50") that replaced the property tax limitations imposed by a voter initiative approved at the November 5, 1996, general election ("Measure 47"). Measure 50 repealed Measure 47 and replaced it with new ad valorem property tax limitations similar to those which would have been required to be enacted under Measure 47. Measure 50 limits the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less ten percent. In implementing Measure 50, the Oregon Legislature also ordered a 17% reduction in 1997-98 in operating tax levies (which amounts vary by government entity). Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to three percent per year for future tax years. Measure 50 preserves the general limitations on property tax rates of $5 per $1,000 for public education and $10 per $1,000 for all other governmental services. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50% of eligible voters participate, except in the instance of a general election in even numbered years. In addition, Measure 50 requires voter approval of the use of fees, taxes, assessments or other charges as alternative funding sources to make up for revenue reductions caused by the amended property tax limits.

     Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State will likely be to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. Measure 50 requires the Legislative Assembly to replace the estimated $428 million in revenues that the public school system, including community colleges, is expected to lose in the 1997-99 biennium because of the property tax limitation. In this manner, Measure 50 may influence the State budgeting process.

     The Oregon Legislative Revenue Office has estimated that the total reduction in property tax revenues collected by local governments under Measure 50 will be approximately $389 million for the tax year 1997-98 and approximately $454 million for the tax year 1998-99. The first year of implementation occurred with the local property tax bills subject to Measure 50 being distributed in late November 1997. Until local governments and county tax assessors and collectors have significantly more practical experience with implementing and administering the property tax system under the guidelines and limitations of Measure 50 and its implementing legislation, the actual short term and long term financial effects of Measure 50 on local governments will be uncertain.

     The Initiative Process. The Oregon Constitution reserves to the people of
     ----------------------
the State initiative and referendum power pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

     Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for initiative measures. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

     To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. State law permits persons circulating initiative petition to pay money to persons obtaining signatures for the petition.

     Over the past decade Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. As of July 20, 1998, several initiatives had qualified to be placed on the November 1998 general election ballot. One of these, an initiative restricting forest harvest practices, is forecast to potentially result in a decrease in state revenues from timber harvest tax collections of approximately $30 million per year is enacted. In recent years, a number of initiatives involving the fiscal operations of the State were proposed and placed on the ballot. Several of these initiatives have been approved by the voters and have had or will have a significant impact on the fiscal operations of the State and local governments. See "Recent Developments Affecting Government Revenues - Ballot Measure 5 and Measure 50." Other initiatives, had they been approved by the voters, also may have had significant impacts on the fiscal operations of the State.

     It is difficult to predict with certainty either the likelihood of a proposed initiative measure obtaining the required number of valid initiative petition signatures or the likelihood of an initiative that has acquired the necessary number of valid signatures being approved by the voters. There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations will not be proposed, placed on the ballot, or be approved by the voters.

     Judicial challenges seeking interpretations and clarifications of the scope and application of Ballot Measure 5 continue to be filed. It is anticipated that the passage of Measure 50 will also require substantial judicial interpretation of its meaning and application. If it is judicially determined that certain statutes adopted by the Oregon legislature to implement Ballot Measure 5 or statutes adopted relating to Measure 50 do not adequately implement the restrictions contained in that measure, local governments may have to seek new funding sources for certain items which have been traditionally financed in part through the issuance of voter approved ad valorem tax supported indebtedness.

     The Oregon Bond Market.  There is a relatively small active market for
     ----------------------
municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer

                               Compensation Table
                      12-Month Period Ended June 30, 1998
                      -----------------------------------

                                                                               Total Compensation
                                    Aggregate Compensation                    from Registrant and
Name and Position                      from Registrant                      Wells Fargo Fund Complex
------------------------  ------------------------------------------  ------------------------------------
Jack S. Euphrat                         $26,250                                         $34,750
   Director

R. Greg Feltus                          $     0                                         $     0
   Director

Thomas S. Goho                          $26,250                                         $34,750
   Director

Peter G. Gordon                         $25,250                                         $32,250
   Director

Joseph N. Hankin                        $26,250                                         $34,750
   Director

W. Rodney Hughes                        $25,750                                         $33,500
   Director

Robert M. Joses                         $ 1,000                                         $ 2,500
   Director

J. Tucker Morse                         $25,750                                         $33,500
   Director


     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated below and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for

Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     -------------------
to the Funds. As Investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                             Annual Rate
Fund                                (as percentage of net assets)
----                                -----------------------------
Arizona Tax-Free                                  0.50%
California Tax-Free Bond                          0.50%
California Tax-Free Income                        0.50%
National Tax-Free                                 0.50%
Oregon Tax-Free                                   0.50%

     For the period indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                     Three-Month                                       Six-Month
                                     Period Ended           Year-Ended               Period Ended
Fund                                   6/30/98                3/31/98                   3/31/97
----                                   -------                -------                   -------
                                Fees Paid  Fees Waived  Fees Paid   Fees Waived  Fees Paid  Fees Waived
                                ---------  -----------  ----------  -----------  ---------  -----------
Arizona Tax-Free                 $  6,959     $ 15,744  $   29,358     $ 65,926    $     0     $ 52,838
California Tax-Free Bond*        $716,047     $979,592  $1,259,094     $      0        N/A          N/A
California Tax-Free Income       $ 23,651     $ 54,709  $  106,906     $241,280    $67,449     $144,315
National Tax-Free                $ 21,766     $ 49,565  $   39,446     $ 89,340    $     0     $ 30,284
Oregon Tax-Free                  $ 14,994     $ 34,127  $   57,037     $130,517    $     0     $102,775

____________________

* These amounts reflect the six-month period ended June 30, 1998, and the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.  The
     -------------------------------------------------------------
Pacifica Arizona Tax-Exempt, National Tax-Exempt and Oregon Tax-Exempt Funds were reorganized as the Company's Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as Advisor to the Pacifica Arizona Tax-Exempt, National Tax-Exempt and Oregon Tax-Exempt Funds. As of September 6, 1996, Wells Fargo Bank became the Advisor to the Company's Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.

     For the period begun April 1, 1996 and ended September 5, 1996, the Pacifica predecessor portfolios paid to WFIM, and for the period begun September 6, 1996 and ended September 30, 1996, the Funds paid to Wells Fargo Bank the advisory fees indicated below and the indicated amounts were waived:

                                                  Year Ended
                                                   9/30/95
                                                   -------
Fund                                  Fees Paid                 Fees Waived
----                                  ---------                 -----------
Arizona Tax-Free                        $41,159                    $66,373
National Tax-Free                       $24,173                    $68,667
Oregon Tax-Free                         $84,999                    $43,995

     Prior to October 1, 1995, First Interstate Bank of Oregon, N.A. and First Interstate Bank of Washington, N.A. served as co-Advisors to the predecessor portfolio of the National Tax-Free Fund; First Interstate Bank of Oregon, N.A. served as Advisor to the predecessor portfolio of the Oregon Tax-Free Fund; and First Interstate Bank of Arizona, N.A. served as Advisor to the predecessor portfolio of the Arizona Tax-Free Fund.

     For the periods indicated below, the prior Advisors were entitled to receive the following amounts in advisory fees and waived reimbursed fees in the indicated amounts. In 1995, the Funds changed their fiscal year from May 31 to September 30.

                                                  Four-Month
                                                 Period Ended
                                                   9/30/95
                                                   -------
Fund                                  Fees Paid                 Fees Waived
----                                  ---------                 -----------
Arizona Tax-Free                       $41,159                    $66,373
National Tax-Free                      $24,173                    $68,667
Oregon Tax-Free                        $84,999                    $43,995

     California Tax-Free Bond and California Tax-Free Income Funds.  For the
     -------------------------------------------------------------
periods indicated below, the California Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                             Nine-Month
                                            Period Ended                          Year Ended
                                              9/30/96                              12/31/95
                                            ------------                          ----------
                                       Fees              Fees              Fees               Fees
Fund                                   Paid             Waived             Paid              Waived
----                                   ----             ------             ----              ------
California Tax-Free Bond*           $1,276,667         $     0          $1,165,967          $248,047
California Tax-Free Income          $  281,991         $18,321          $  236,632          $ 31,013

____________________
* Indicates fees paid by the Overland predecessor portfolio. For 1996, the amount shown is for the year ended December 31, 1996.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from the Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by the Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     PORTFOLIO MANAGERS.  Mr. Stephen Galiani assumed sole responsibility for
     ------------------
the day-to-day portfolio management of the National Tax-Free Fund in July 1997. Mr. Galiani also has been responsible as co-manager of the Arizona Tax-Free and Oregon Tax-Free Funds. Mr. Galiani joined Wells Capital Management in June of 1977 as the Senior Portfolio Manager in charge of the municipal bond group. He came to WCM from Qualivest Capital Management in Portland, Oregon, where he was the Director of Fixed Income for two years. Prior to that, he served as

President and portfolio manager of his own investment advisory firm from 1990 to 1995. Earlier affiliations included Keystone Custodian Funds, where he managed the municipal bond team, and Eaton Vance Corporation. Mr. Galiani began his investment career in 1975 after earning an M.B.A. from Boston University. He holds a B.A. from Manhattan College.

     Ms. Laura Milner assumed sole responsibility for the day-to-day management of the California Tax-Free Income Fund on June 1, 1995. Ms. Milner had been a portfolio co-manager of the California Tax-Free Income Fund since November 1992. Ms. Milner also has been portfolio co-manager of the California Tax-Free Bond Fund. Ms. Milner's current position with Wells Fargo Bank is Senior Tax-Exempt Specialist/Portfolio Manager. Her background includes over seven years experience specializing in short- and long-term municipal securities with Salomon Brothers. She is a member of the National Federation of Municipal Analysts and its California chapter.

     Mr. David Klug assumed sole responsibility for the day-to-day management of the California Tax-Free Bond Fund on June 1, 1995. Mr. Klug had been a co-manager of the California Tax-Free Bond Fund since January 1992. Mr. Klug also has been portfolio co-manager of the California Tax-Free Income Fund. Mr. Klug's current position with Wells Fargo Bank is Senior Tax-Exempt Specialist/Portfolio Manager. He has managed municipal bond portfolios for Wells Fargo Bank for over nine years. Prior to joining Wells Fargo Bank, he managed the municipal bond portfolio for a major property and casualty insurance company. Mr. Klug holds an M.B.A. from the University of Chicago, and is a member of the National Federation of Municipal Analyst and its California chapter.

     Ms. Mary Gail Walton also has been responsible for the day-to-day portfolio management of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds. Ms. Walton joined Wells Fargo Bank in 1996 from First Interstate Capital Management and has been portfolio co-manager of the Funds since February 1, 1997. She had worked at First Interstate Bank since 1991 specializing in tax exempt portfolio management. She holds a B.A. from the University of Washington and is a chartered financial analyst candidate.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     -----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Administrator and Co-Administrator were entitled to receive a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the periods indicated below, the Funds paid to Wells Fargo Bank and Stephens the following dollar amounts for administration and co-administration fees:


                                                                       Three-Month
                                                                      Period Ended
Fund                                                                    6/30/98
----                                                                   --------
                                                  Total               Wells Fargo               Stephens
                                                  -----               -----------               --------
Arizona Tax-Free                               $  3,251                  $  1,398              $  1,853
California Tax-Free Bond*                      $232,768                  $100,090              $132,678
California Tax-Free Income                     $ 11,046                  $  4,750              $  6,296
National Tax-Free                              $ 10,157                  $  4,368              $  5,789
Oregon Tax-Free                                $  6,989                  $  3,005              $  3,984

____________________

* Represents the six-month period ended June 30, 1998.

                                                                                            Six-Month
                                           Year-Ended                                      Period Ended
Fund                                        3/31/98                                          3/31/97
----                                       ----------                                      -----------
                             Total        Wells Fargo       Stephens           Total         Wells Fargo      Stephens
                         -------------  ---------------  ---------------  ---------------  ---------------  ------------
Arizona Tax-Free              $ 12,043          $ 8,069         $  3,974          $ 5,750           $1,150       $ 4,600
California Tax-Free           $217,623          $43,525         $174,098              N/A              N/A           N/A
 Bond*
California Tax-Free           $ 43,808          $29,351         $ 14,457          $16,307           $3,261       $13,046
 Income
National Tax-Free             $ 16,707          $11,194         $  5,513          $ 3,222           $  644       $ 2,578
Oregon Tax-Free               $ 23,433          $15,700         $  7,733          $10,907           $2,181       $ 8,726

____________________
* These amounts are for the year-ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.  The
     -------------------------------------------------------------
Pacifica Arizona Tax-Exempt, National Tax-Exempt and Oregon Tax-Exempt Funds were reorganized as the Company's Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds on September 6, 1996. Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the

Pacifica predecessor portfolios provided management and administration services necessary for the operation of such Funds, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolios.

     For the period begun September 6, 1996 and ended September 30, 1996, the Funds paid to Stephens the dollar amounts of administration fees indicated below. Stephens, as sole Administrator during this period, was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets. The amount also reflects the net administration fees paid, after waivers, by the predecessor portfolio to Furman Selz for the period begun October 1, 1995 and ended September 5, 1996.

                                                           Year Ended
                                                            9/30/96
                                                           ---------
Fund                                                       Fees Paid
----                                                       ---------
Arizona Tax-Free                                           $ 24,636
National Tax-Free                                          $ 14,138
Oregon Tax-Free                                            $ 49,627

     Prior to October 1, 1995, ALPS Mutual Funds Service, Inc. ("ALPS") served as the Administrator for the predecessor portfolios to the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds. For its administration services, ALPS was entitled to receive the dollar amounts indicated below for the periods indicated in the table and waived the indicated amounts. In 1995, the Funds changed their fiscal year-end from May 31 to September 30.

                                                     Four-Month
                                                    Period Ended
                                                       9/30/95
                                                       -------
                                                 Fees              Fees
Fund                                             Paid             Waived
----                                             ----            --------
Arizona Tax-Free                                $4,116              $0
National Tax-Free                               $2,417              $0
Oregon Tax-Free                                 $8,500              $0

     California Tax-Free Bond and California Tax-Free Income Funds.  Prior to
     -------------------------------------------------------------
the Consolidation of the Overland portfolios into the Stagecoach funds on December 12, 1997, Wells Fargo Bank and Stephens served as Administrator and Co-Administrator, respectively, to the Overland California Tax-Free Bond and California Tax-Free Income Funds. Prior to February 1, 1997, Stephens served as sole Administrator to such Funds and was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of each such Fund's average daily net assets.

     For the periods indicated below, the Funds paid to Stephens the following dollar amounts for administration fees:

                                               Nine-Month
                                              Period Ended         Year Ended
Fund                                             9/30/96            12/31/95
--------------------------                      --------           ---------
California Tax-Free Bond*                       $357,423           $ 384,015
California Tax-Free Income                      $ 18,371           $  16,793

____________________
* Represents amounts paid by the Overland predecessor portfolio. For 1996, the amount shown is for the year ended December 31, 1996.

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor to the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for each class of its shares. The Plans were adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors").

     Under the Plans and pursuant to the related Distribution Agreement, the Funds pay Stephens the amounts below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class or Fund.



     Fund                                      Fee
     ----                                      ---
Arizona Tax-Free
   Class A                                    0.05%
   Class B                                    0.75%

California Tax-Free Bond
   Class B                                    0.70%
   Class C                                    0.75%

National Tax-Free
   Class A                                    0.05%
   Class B                                    0.75%
   Class C                                    0.75%

Oregon Tax-Free
   Class A                                    0.05%
   Class B                                    0.75%

     The actual fee payable to the Distributor by the above-indicated Funds and classes is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Under the Plans in effect for the Class A shares of the California Tax-Free Bond and California Tax-Free Income Funds, each Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering those prospectuses and promotional materials to prospective shareholders by paying on an annual basis up to 0.05% of the respective Fund's average daily net assets attributable to Class A shares. The Plans for the Class A shares of the Funds provide only for reimbursement of actual expenses.

     For the three-month period ended June 30, 1998, the Fund's Distributor received the following fees for distribution-related services, as set forth below, under each Fund's Plan:

                                                           Printing &
                                                            Mailing       Marketing        Compensation to
Fund                                    Total              Prospectus     Brochures          Underwriters
----                                    -----              ----------     ---------        ---------------
Arizona Tax-Free
  Class A                               $    172                 N/A             N/A           $    172
  Class B                               $  2,945                 N/A             N/A           $  2,945

California Tax-Free Bond*
  Class A                               $ 79,393              $9,072         $70,321                N/A
  Class B                               $315,118                 N/A             N/A           $315,118
  Class C                               $ 26,968                 N/A             N/A           $ 26,968

California Tax-Free Income              $  1,821                 N/A             N/A                N/A

National Tax-Free
  Class A                               $  5,186                 N/A             N/A                N/A
  Class B                               $  3,049                 N/A             N/A                N/A
  Class C                               $ 13,971                 N/A             N/A                N/A

Oregon Tax-Free
  Class A                               $    879                 N/A             N/A                N/A
  Class B                               $  9,150                 N/A             N/A           $  9,099

________________________________

* These amounts are for the six-month period ended June 30, 1998.

     For the year ended March 31, 1998, the Funds' Distributor received the following fees for distribution-related services, as set forth below, under each Fund's Plan:

                                                           Printing &
                                                            Mailing       Marketing        Compensation to
Fund                                    Total              Prospectus     Brochures          Underwriters
----                                    -----              ----------     ---------        ---------------
Arizona Tax-Free
  Class A                              $  2,793                  N/A         $ 2,793               N/A
  Class B                              $  6,322                  N/A             N/A          $  3,290

California Tax-Free Bond*
  Class A                              $120,470                  N/A             N/A          $120,470
  Class B                              $  2,505                  N/A             N/A          $  2,505
  Class C                              $ 30,313                  N/A             N/A          $ 30,313

California Tax-Free Income             $ 29,656              $ 9,776         $19,880               N/A

National Tax-Free
  Class A                              $  7,784                  N/A         $ 7,784               N/A
  Class B                              $  4,428                  N/A             N/A          $  4,428

Oregon Tax-Free
  Class A                              $ 14,445              $14,445             N/A               N/A
  Class B                              $  9,098                  N/A             N/A          $  9,098

________________________________
* These amounts are for the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio. For accounting purposes, Class B shares commenced operations December 15, 1997.

     General.  Each plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plans also must be approved by such vote of the Directors and Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plans may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Plans require that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plans. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Directors has concluded that the Plans are reasonably likely to benefit the Funds and their shareholders because the Plans authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Servicing Plan and
     ----------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of the Class A, Class B and Class C shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


Fund                                           Fee
----                                           ---
Arizona Tax-Free
    Class A                                   0.25%
    Class B                                   0.25%

California Tax-Free Bond
    Class A                                   0.30%
    Class B                                   0.30%
    Class C                                   0.25%

California Tax-Free Income                    0.30%

National Tax-Free
    Class A                                              0.25%
    Class B                                              0.25%
    Class C                                              0.25%

Oregon Tax-Free
    Class A                                              0.25%
    Class B                                              0.25%

     For the periods indicated below, the dollar amounts of shareholder servicing fees paid, after waivers, by the Funds to Wells Fargo Bank or its affiliates were as follows:

                                                 Three-Month
                                                Period Ended                Year-Ended             Six-Month Period
Fund                                              6/30/98                    3/31/98                Ended 3/31/97
----                                            ------------                ----------             ----------------
Arizona Tax-Free
    Class A                                      $    329                   $      0                 $      0
    Class B                                      $      0                   $      0                 $      0

California Tax-Free Bond*
    Class A                                      $757,775                   $ 14,814                      N/A
    Class B                                      $135,051
    Class C                                      $  8,989

California Tax-Free Income
    Class A                                      $ 34,294                   $193,608                 $115,476

National Tax-Free
    Class A                                      $ 25,929                   $  6,729                 $      0
    Class B                                      $      0                   $      0                 $      0
    Class C                                      $  3,666

Oregon Tax-Free
    Class A                                      $ 17,251                   $ 53,292                 $ 39,643
    Class B                                      $  3,050                   $      0                 $    123

____________________

* These amounts are for the six-month period ended June 30, 1998, and for the year ended December 31, 1997. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.

     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.  For the
     -------------------------------------------------------------
period begun October 1, 1995 and ended September 5, 1996, and under similar service agreements, payments were made to First Intestate Bancorp for the Funds indicated below. For the period begun September 6, 1996 and ended September 30, 1996, shareholder servicing fees were paid to Wells Fargo Bank or its affiliates. The indicated classes of each Fund paid the following dollar amounts of shareholder servicing fees, after waivers, for the year ended September 30, 1996:

                                       Year Ended
     Fund                               9/30/96
     ----                              ----------
Arizona Tax-Free
   Class A                             $   429
   Class B                                 N/A

National Tax-Free
   Class A                                   0
   Class B                                 N/A
   Class C

Oregon Tax-Free
   Class A                             $49,136
   Class B                                 N/A

     California Tax-Free Income Fund.  The California Tax-Free Income Fund did
     -------------------------------
not pay any shareholder servicing fees to Wells Fargo Bank or its affiliates for the nine-month period ended September 30, 1996.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of both the Directors of the Company, including a majority of the Directors who are not "interested periods" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of a Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the periods indicated below, the Funds paid to Wells Fargo Bank the following dollar amounts in custody fees, after waivers:

                                                                        Three-Month
                                                                        Period Ended                   Year Ended
Fund                                                                      6/30/98                        3/31/98
----                                                                    -----------                     ---------
Arizona Tax-Free                                                          $      0                      $  3,269
California Tax-Free Bond*                                                 $  7,518                      $      0
California Tax-Free Income                                                $      0                      $ 12,903
National Tax-Free                                                         $      0                      $  4,390
Oregon Tax-Free                                                           $      0                      $  6,351

________________

* These amounts are for six-month period ended June 30, 1998 and the fiscal year ended December 31, 1997. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of each Fund's average daily net assets of each class of shares.

     For the periods indicated below, the Funds paid to Wells Fargo Bank the following dollar amounts in transfer and dividend disbursing agency fees, without regard to class and after waivers:

                                                                        Three-Month
                                                                        Period Ended                   Year Ended
Fund                                                                      6/30/98                        3/31/98
----                                                                    -----------                     ---------
Arizona Tax-Free                                                          $      0                      $      0
California Tax-Free Bond*                                                 $432,487                      $105,688
California Tax-Free Income                                                $      0                      $      0
National Tax-Free                                                         $  7,749                      $      0
Oregon Tax-Free                                                           $  3,765                      $      0

____________________

* These amounts are for six-month period ended June 30, 1998, and the year ended December 31, 1997. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.


     UNDERWRITING COMMISSIONS.  For the three-month period ended June 30, 1998,
     ------------------------
the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $1,546,670. Stephens retained $485,869 of such commissions. Wells

Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, retained $1,068,673 of such commissions.

     For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $7,671,295. Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

     For the six-month period ended March 31, 1997, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's share was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives retained $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,917,738. Stephens retained $198,664 of such commissions. WFSI and its registered representatives retained $2,583,027 and $136,047, respectively, of such commissions.

     For the period begun October 1, 1995 and ended September 5, 1996 with respect to the predecessor portfolios to the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds, the aggregate amount of underwriting commissions on sales/redemptions of Pacifica's shares was $150,771. Pacifica Funds Distributor Inc. ("PFD"), retained $18,139 and its registered representatives retained $132,632 of such commissions.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

     Performance shown or advertised for the Class A shares of the Arizona Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach Arizona Tax-Free Fund. Performance shown or advertised for the Class B shares of the Stagecoach Arizona Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio adjusted to reflect Class B expenses in effect on September 6.

     Performance shown or advertised for the Class A shares of the Stagecoach California Tax-Free Bond Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Funds on December 12, 1997). Performance shown or advertised for the Class C shares of the Stagecoach Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares. Performance shown or advertised for the Class B shares of the Stagecoach Fund for periods prior to January 1, 1995, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Class B shares of the Stagecoach Fund.

     Performance shown or advertised for the Class A shares of the National Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica National Tax-Free Fund, a predecessor portfolio with the same objective and policies as the Stagecoach National Tax-Free Fund. Performance shown or advertised for the Class B shares of the Stagecoach National Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio adjusted to reflect Class B expenses in effect on September 6.

     Performance shown or advertised for the Class A shares of the Oregon Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Oregon Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach Oregon Tax-Free Fund. Performance shown or advertised for the Class B shares of the Stagecoach Oregon Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio adjusted to reflect Class B expenses in effect on September 6.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

   Average Annual Total Return for the Applicable Period Ended June 30, 1998/1/
   -------------------------------------------------------------------------


                Inception/2/    Inception      Five Year      Five Year     Three Year     Three Year      One Year       One Year
                   With            No            With            No            With            No            With            No
Fund          Sales Charge   Sales Charge   Sales Charge   Sales Charge   Sales Charge   Sales Charge   Sales Charge   Sales Charge
-----         ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
Arizona
 Tax-Free
   Class A        5.82%          6.59%          4.62%          5.59%          4.79%          6.40%          2.74%          7.56%
   Class B        5.47%          5.47%          4.13%          4.46%          4.30%          5.22%          1.73%          6.73%

California
 Tax-Free
 Bond
   Class A        7.71%          8.22%          5.37%          6.35%          6.36%          8.00%          4.06%          8.99%
   Class B        7.46%          7.46%          5.16%          5.47%          6.25%          7.12%          3.04%          8.04%
   Class C        7.46%          7.46%          5.47%          5.77%          7.12%          7.12%          7.04%          8.04%

California
 Tax-Free
 Income
   Class A        4.16%          4.72%          3.73%          4.37%          3.87%          4.91%          1.74%          4.88%

National
 Tax-Free
   Class A        5.06%          5.96%          4.70%          5.66%          5.17%          6.80%          3.46%          8.33%
   Class B        4.73%          4.88%          4.23%          4.57%          4.57%          5.48%          2.69%          7.69%
   Class C        4.86%          4.86%          4.54%          4.54%          4.54%          5.43%          6.55%          7.55%

Oregon
 Tax-Free
   Class A        6.62%          7.11%          4.49%          5.46%          5.04%          6.68%          2.97%          7.81%
   Class B        6.31%          6.31%          4.28%          4.61%          4.86%          5.76%          2.04%          7.05%

____________________
1 Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

2 For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California Tax-Free Income - November 18, 1992; California Tax- Free Bond - October 6, 1988; National Tax-Free - January 15, 1993; Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative Total Return for the Applicable Period Ended June 30, 1998/1/
     ---------------------------------------------------------------------


                Inception/2/    Inception/2/   Five Year      Five Year     Three Year     Three Year
                   With            No            With            No            With            No
Fund           Sales Charge   Sales Charge   Sales Charge   Sales Charge   Sales Charge   Sales Charge
-----          ------------   ------------   ------------   ------------   ------------   ------------
Arizona
 Tax-Free
   Class A        43.12%          49.85%       25.33%        31.27%         15.05%            20.47%
   Class B        40.13%          40.13%       22.40%        24.37%         13.47%            16.48%

California
 Tax-Free
 Bond
   Class A       106.29%         115.98%       29.92%        36.03%         20.33%            25.96%
   Class B       101.65%         101.65%       28.61%        30.54%         19.93%            22.93%
   Class C       101.65%         101.65%       30.54%        30.54%         22.93%            22.93%

California
 Tax-Free
 Income
   Class A        25.74%          29.64%       20.10%        23.85%         12.05%            15.48%

National
 Tax-Free
   Class A        30.65%          36.83%       25.81%        31.70%         16.32%            21.83%
   Class B        28.46%          29.46%       23.01%        25.02%         14.35%            17.36%
   Class C        29.29%          29.29%       24.85%        24.85%         17.20%            17.20%

Oregon
 Tax-Free
   Class A        90.83%          99.86%       24.56%        30.42%         15.90%            21.39%
   Class B        85.36%          85.36%       23.31%        25.27%         15.30%            18.31%

____________________
1 Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

2 For purposes of showing performance information, the inception date of each Fund and Class is as follows: Arizona Tax-Free - March 1, 1992; California Tax-Free Income - November 18, 1992; California Tax- Free Bond - October 6, 1988; National Tax-Free - January 15, 1993; Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their
     -------------------
yields, tax-equivalent yields (if applicable) and average annual total returns in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds is based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and is computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/  -1]
                                      -----
                                       cd
     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period. The net investment income of the and Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds' net investment income.

     TAX-EQUIVALENT YIELD:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                                  1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1

                   Yield for the Period Ended June 30, 1998/1/
                   ----------------------------------------

                                                                    Thirty-Day
                                      Thirty-Day Yield         Tax-Equivalent Yield/2/
                                      ----------------         --------------------
                                     After        Before        After        Before
              Fund                   Waiver       Waiver        Waiver       Waiver
              ----                   ------       ------        ------       ------
California Tax-Free Bond
     Class A                          3.88%        3.56%         7.08%        6.50%
     Class B                          3.36%        2.78%         6.13%        5.07%
     Class C                          3.36%        3.03%         6.13%        5.53%

California Tax-Free Income
     Class A                          3.45%        2.46%         6.30%        4.49%

Arizona Tax-Free
     Class A                          4.03%        3.00%         7.04%        5.24%
     Class B                          3.49%        2.20%         6.09%        3.84%


Oregon Tax-Free
     Class A                          3.96%        3.39%         7.21%        6.17%
     Class B                          3.29%        2.72%         5.99%        4.95%

National Tax-Free
     Class A                          4.30%        3.77%         7.12%        6.24%
     Class B                          3.89%        2.64%         6.44%        4.37%
     Class C                          3.90%        3.22%         6.46%        5.33%

______________________
1 Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

2 Based on a combined federal and state income tax rate of 45.22% for each of the California Tax-Free Bond and California Tax-Free Income Funds, and 45.04% and 42.72% for the Oregon Tax-Free Fund and the Arizona Tax-Free Fund, respectively, and a federal income tax rate of 39.60% for the National Tax-Free Fund.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Years Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or a class of shares or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund or a class of shares, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund or a class of shares (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance of the Fund or a class or current or potential value with respect to the particular industry or sector.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Company may compare a Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment Advisor and the total amount of assets under management by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     For the fiscal year ended March 31, 1998, the Company paid $6,871,000 in commissions to various broker/dealers in connection with such allocated transactions.

     Brokerage Commissions.  For the three-month period ended June 30, 1998, and
     ---------------------
for the year ended March 31, 1998, the Funds paid no brokerage commissions.

     During the fiscal periods ended September 30, 1996, September 30, 1995, May 31, 1995 and May 31, 1994, the predecessor portfolios of the Arizona, National and Oregon Tax-Free Funds did not pay any brokerage commissions, because all of their portfolio transactions occurred in the over-the-counter market.

     During the nine-month period ended September 30, 1996 and the years ended December 31, 1995 and 1994, the California Funds did not pay any brokerage commissions on portfolio transactions.

     Securities of Regular Broker/Dealers.  As of June 30, 1998, none of the
     ------------------------------------
Funds owned securities of their "regular brokers or dealers" or their parents as defined in the 1940 Act.

     Portfolio Turnover Rate.  The portfolio turnover rate is not a limiting
     -----------------------
factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate s not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce Fund expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the Internal Revenue Service ("IRS") notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could also subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a

"foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Special Tax Considerations.
     --------------------------

All Funds

     Each Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable years will consist of obligations the interest on which is exempt from federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends." The portion of total dividends paid by the Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. In general, exempt-interest dividends will be exempt from federal income taxation in the hands of the Funds' shareholders. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Funds will notify its respective shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating

AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their tax advisors.

     Distributions other than exempt-interest dividends, including distributions of interest in municipal securities issued by other issuers and all long-term and short-term capital gains will be subject to state income tax unless specifically exempted by statute.

     Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs (including Education IRAs, Spousal IRAs and Roth IRAs) since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund.

Arizona Tax-Free Fund

     Individuals, trusts and estates who are subject to Arizona income tax will not be subject to such tax on dividends paid by the Arizona Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are attributable to either (i) obligations of the State of Arizona or its political subdivisions thereof or (ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, dividends paid by the Arizona Tax-Free Fund that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona income tax to the extent the Arizona Tax-Free Fund qualifies as a regulated investment company under Subchapter M of the Code. Other distributions from the Arizona Tax-Free Fund, however, such as distributions of short-term or long-term capital gains, will generally not be exempt from Arizona income tax.

     Because shares of the Arizona Tax-Free Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Free Fund. The Company makes no representations as to Arizona state and local taxes that may be imposed on a corporate investor in the Arizona Tax-Free Fund and encourages such investors to consult with their own tax advisors.

California Tax-Free Bond and California Tax-Free Income Funds

     Individuals, trusts and estates resident in California will not be subject to California personal income tax on dividends from the California Tax-Free Bond Fund and California Tax-Free Income Fund that represent tax-exempt interest paid on municipal obligations of the State of California, its political subdivisions, direct obligations of the U.S. government and certain other issuers, including Puerto Rico, Guam, and the U.S. Virgin Islands. Such individuals, trusts and estates will be subject to California personal income tax on other distributions received from the California Tax-Free Bond Fund and California Tax-Free Income Fund, including distributions of interest on municipal obligations issued by other issuers and all capital gains.

     Except as noted above with respect to California personal income taxation of individuals, trusts and estates resident in California, dividends and distributions from the California Tax-Free Bond Fund and California Tax-Free Income Fund may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Shareholders of the California Tax-Free Bond Fund and California Tax-Free Income Fund should consult their own tax advisors about other state and local tax consequences of their investments in the California Tax-Free Bond Fund and California Tax-Free Income Fund, such as consequences to California part-year residents, which may be different than the federal income tax consequences of such investments. The Company makes no representations as to California state and local taxes that may be imposed on a corporate investor in the California Tax-Free Bond Fund or California Tax-Free Income Fund and encourages such investors to consult with their own tax advisors.

Oregon Tax-Free Fund

     So long as the Oregon Tax-Free Fund qualifies to be taxed as a separate "regulated investment company" under the Code, individuals, trusts and estates will not be subject to Oregon personal income tax on distributions from the Oregon Tax-Free Fund that represent "exempt-interest dividends" of a regulated investment company under the Code paid on municipal obligations of the State of Oregon and its political subdivisions, the U.S. Virgin Islands, Puerto Rico and Guam. Individuals, trusts and estates will be subject to Oregon personal income tax on other types of distributions received from the Oregon Tax-Free Fund, including distributions of interest on obligations issued by other issuers and all long-term and short-term capital gains. Shares of the Oregon Tax-Free Fund will not be subject to the Oregon property tax.

     Shareholders of the Oregon Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Oregon Tax-Free Fund, which may differ from the federal income tax consequences of such investments. The Company makes no representations as to Oregon state and local taxes that may be imposed on a corporate investor in the Oregon Tax-Free Fund and encourages such investors to consult with their own tax advisors.

National Tax-Free Fund

     Investors are advised to consult their tax advisors concerning the application of state and local taxes, which may have different consequences from those under federal income tax law.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are six of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of over thirty other funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Shares have no preemptive rights or subscription. All shares, when issued for the consideration described in the Prospectus, are fully paid and non-assessable by the Company.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below as of June 30, 1998 is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of a Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 30, 1998
                      -----------------------------------


                              NAME AND                     CLASS; TYPE                 PERCENTAGE        PERCENTAGE
         FUND                 ADDRESS                      OF OWNERSHIP                 OF CLASS          OF FUND
         ----                 --------                     ------------                ----------       ----------
ARIZONA TAX-            Hep & Co.                           Class A                         5.90%         1.81%
  FREE FUND             c/o Wells Fargo Bank                Record Holder
                        P.O. Box 9800
                        MAC 9139-027
                        Calabasas, CA  91327

                        Donna Marie Brown                   Class A                         5.65%        1.73%
                        P.O. Box 2450                       Record Holder
                        Pine Top, AZ  85935

                        Dean Witter for the Benefit of      Class A Beneficially            6.13%        1.88%
                        Judith A. Hutchings, TTEE           Owned for Judith A.
                        P.O. Box 250                        Hutchings, Ttee
                        Church Street Station
                        New York, NY 10008-0250

                        Dean Witter for the Benefit of      Class B Beneficially           12.79%        1.23%
                        Robert C. Bundy                     Owned for Robert C.
                        P.O. Box 250                        Bundy
                        Church Street Station
                        New York, NY 10008-0250

                        Dean Witter for the Benefit of      Class B Beneficially            6.51%         .66%
                        Walter J. Marshall                  Owned for Walter J.
                        P.O. Box 250                        Marshall
                        Church Street Station
                        New York, NY 10008-0250

                        Dean Witter for the Benefit of      Class B Beneficially           10.08%         .97%
                        Betty M. Richmond                   Owned for Betty M.
                        P.O. Box 250                        Richmond
                        Church Street Station
                        New York, NY 10008-0250

                        Dean Witter for the Benefit of      Class B Beneficially            7.74%         .75%
                        Frank V. Horalek                    Owned for Frank V.
                        P.O. Box 250                        Horalek
                        Church Street Station
                        New York, NY 10008-0250

                        Steven W. Winter                    Class B                         6.13%         .59%
                        3741 E Leland Street                Record Shareholder
                        Mesa, AZ 85215

                        Dean Witter for the Benefit of      Class B Beneficially            5.30%         .51%
                        Gwen Minton-Foster                  Owned for Gwen
                        P.O. Box 250                        Minton-Foster
                        Church Street Station
                        New York, NY 10008-0250

CALIFORNIA TAX-FREE     MLPF&S for Sole Benefit of its      Class C                        18.63%         .31%
 BOND FUND              Customers                           Record Holder
                        Attn:  Mutual Fund Admin.
                        4800 Deer Lake Drive East
                        Jacksonville, FL  322

                        Dean Witter for the Benefit of      Class C Beneficially            6.26%         .10%
                        Anthony G. Gangi, Jr. and           Owned for Anthony R.
                        Maine A. Gangi, TTEES               Gangi and Marie A.
                        P.O. Box 250                        Gangi, Ttees
                        Church Street Station
                        New York, NY 10008

CALIFORNIA TAX-FREE     VIRG. & Co.                         Class C                         6.44%        5.49%
 INCOME FUND            c/o Wells Fargo Bank                Record Holder
                        P.O. Box 9800 MAC 9139-027
                        Calabasas, CA  91372-0800


NATIONAL TAX-           MLPF&S for the Sole Benefit of      Class A                        10.24%        6.48%
  FREE FUND             its Customers                       Beneficially Owned
                        Attn:  Mutual Fund Administration
                        4800 Deer Lake Drive East
                        Jacksonville, FL  32246

                        Dean Witter                         Class B                         6.75%         .37%
                        P.O. Box 250                        Beneficially Owned for
                        Church Street Station               Richard Honius
                        New York, NY  10008

                        MLPF&S for the Sole Benefit of      Class C                        40.91%        6.93%
                        its Customers                       Beneficially Owned
                        Attn:  Mutual Fund Administration
                        4800 Deer Lake Drive East
                        Jacksonville, FL  32246

                        NFSC FEBO                           Class C                         8.55%        1.45%
                        2228 Swedish Drive                  Beneficially Owned for
                        Clearwater, FL  34623               Lawerence E. Sirna

OREGON TAX-             Dean Witter                         Class B                         5.79%        1.58%
 FREE FUND              P.O. Box 250 Church Street          Beneficially Owned for
                        Station                             Gary E. Yarosevich &
                        New York, NY 10008-0250             Esther A. Yarosevich


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more that 25% of the voting securities of a fund is presumed to "control" such fund. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more that 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     This Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP serves as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments, audited financial statements and independent auditors' report for the California Tax-Free Bond Fund for the six-month period ended June 30, 1998, and the year ended December 31, 1997, are hereby incorporated by reference to the Annual Report as filed with the SEC on September 9, 1998.

     The portfolios of investments, audited financial statements and independent auditors' report for the Arizona Tax-Free, California Tax-Free Income, National Tax-Free and Oregon Tax-Free Funds for three-month period ended June 30, 1998, and the year ended March 31, 1998 are hereby incorporated by reference to the Company's Annual Report as filed with the SEC on September 9, 1998.

     Annual Reports may be obtained by calling 1-800-222-8222.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds

     Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal.
Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

     Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

     S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

     Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                             STAGECOACH FUNDS, INC.
                           Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 15, 1998

                              CORPORATE BOND FUND
                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                             STRATEGIC INCOME FUND
                          U.S. GOVERNMENT INCOME FUND
                         VARIABLE RATE GOVERNMENT FUND

                          CLASS A, CLASS B AND CLASS C


     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds in the Stagecoach Family of Funds (each, a "Fund" and collectively, the "Funds") -- the CORPORATE BOND, SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME, STRATEGIC INCOME, U.S. GOVERNMENT INCOME and VARIABLE RATE GOVERNMENT FUNDS. The Variable Rate Government Fund offers only Class A shares, the Short-Intermediate U.S. Government Income Fund offers Class A and Class B shares. Each of the other Funds offers Class A, Class B and Class C shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 15, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Historical Fund Information...............................................     1

Investment Restrictions...................................................     1

Additional Permitted Investment Activities................................     6

Investment by Federal Credit Unions in the Variable Rate Government Fund..    21

Risk Factors..............................................................    21

Management................................................................    26

Performance Calculations..................................................    40

Determination of Net Asset Value..........................................    47

Additional Purchase and Redemption Information............................    48

Portfolio Transactions....................................................    48

Fund Expenses.............................................................    50

Federal Income Taxes......................................................    51

Capital Stock.............................................................    56

Other.....................................................................    58

Counsel...................................................................    59

Independent Auditors......................................................    59

Financial Information.....................................................    59

Appendix..................................................................   A-1


                          HISTORICAL FUND INFORMATION

     The Corporate Bond Fund commenced operations on April 1, 1998, as a Fund of the Company.

     The Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993, as a Fund of the Company.

     The Strategic Income Fund commenced operations on July 13, 1998, as a Fund of the Company.

     The U.S. Government Income Fund commenced operations as a portfolio of Overland Express Funds, Inc. ("Overland") on January 1, 1992, as the successor to the Ginnie Mae Fund of the Wells Fargo Investment Trust for Retirement Programs, which commenced operations on January 3, 1991. On December 12, 1997, as part of the consolidation of Overland into Stagecoach Funds, Inc., the U.S. Government Income Fund of Overland was reorganized with and into the Company's U.S. Government Income Fund. For accounting purposes, the Overland Fund is considered the survivor of the Consolidation. The Class A shares of the predecessor trust portfolio commenced operations on April 7, 1988. The Class D shares of the Overland Fund commenced operations on July 1, 1993, and are now known as the Class C shares. The Overland Fund did not offer Class B shares and for accounting purposes the Class B shares are considered to have commenced operations on December 12, 1997. The Overland Fund is sometimes referred to throughout this SAI as the "predecessor portfolio" to the Company's U.S. Government Income Fund. Prior to December 12, 1997, the U.S. Government Income Fund was known as the "Ginnie Mae Fund."

     The Variable Rate Government Fund commenced operations on November 1, 1990, as the Variable Rate Government Fund of Overland. On July 23, 1997, the Boards of Directors of the Company and Overland approved an Agreement and Plan of Consolidation providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Overland portfolio to the Fund. Prior to December 12, 1997, the effective date of the consolidation, the Fund had only nominal assets. On December 12, 1997, the Class A and D shareholders of the predecessor Overland portfolio became the Class A and C shareholders, respectively, of the Company's Variable Rate Government Fund. On July 10, 1998, Class C shareholders of the Variable Rate Government Fund became Class A shareholders of the Fund. The Variable Rate Government Fund no longer offers Class C shares.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Corporate Bond and Strategic Income Funds may not:

     (1) purchase or sell commodity contracts or invest in oil, gas or mineral exploration or development programs, except that the Funds, to the extent appropriate to its investment objective, may purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided that the Funds may enter into futures contracts and related options;

     (2) purchase or sell real estate, except that the Funds may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate;

     (3) purchase securities of companies for the purpose of exercising control;

     (4) act as an underwriter of securities within the meaning of the Securities Act of 1933 (the "1933 Act") except insofar as the Funds might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Funds' investment objective, policies and limitations may be deemed to be underwriting;

     (5) borrow money or issue senior securities, except that the Funds may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Funds' total assets at the time of such borrowing. The Funds will not purchase securities while their borrowings (including reverse repurchase agreements) in excess of 5% of their total assets are outstanding. Securities held in escrow or separate accounts in connection with the Funds' investment practices described in this SAI or in its Prospectus are not deemed to be pledged for purposes of this limitation;

     (6) purchase any securities that would cause 25% or more of the Funds' total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     (7) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Funds' investment program may be deemed to be an underwriting.

The Short-Intermediate U.S. Government Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations;

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) make investments for the purpose of exercising control or management;

     (8) borrow money or issue senior securities, as defined in the 1940 Act, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets), and except that the Fund may issue multiple Classes of shares in accordance with applicable laws, rules, regulations or orders;

     (9) write, purchase or sell straddles, spreads, warrants, or any combination thereof;

     (10) purchase securities of any issuer (except U.S. Government Obligations) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; nor

     (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

The U.S. Government Income Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities;

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) make investments for the purpose of exercising control or management;

     (8) issue senior securities, except that the Fund may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of the Fund's net assets (but investments may not be purchased by such Fund while any the outstanding borrowings exceed 5% of the Fund's net assets);

     (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof; nor

     (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer.

     The Fund may make loans in accordance with its investment policies.

The Variable Rate Government Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would exceed 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (2) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts or interests, in oil, gas, or other mineral exploration or development programs;

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5) invest more than 10% of the current value of its net assets in repurchase agreements maturing in more than seven days, restricted securities, which are securities that must be registered under the 1933 Act before they may be offered or sold to the public, and illiquid securities;

     (6) make investments for the purpose of exercising control or management;

     (7) purchase puts, calls, straddles, spreads, or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

     (8) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased by the Fund while any such outstanding borrowing exists);

     (9) invest more than 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days;

     (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of the total assets of the Fund, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of such issuer; nor

     (11) lend its portfolio securities having a value that exceeds 50% of the current value of its total assets, provided that, for purposes of this restriction, loans will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering.

     With respect to fundamental investment restriction (5), the Fund does not intend to invest, during the coming year, in repurchase agreements maturing in more than seven days, restricted securities, which are securities that must be registered under the 1933 Act before they may be offered or sold to the public, or illiquid securities. With respect to fundamental investment restriction (7), the Fund does not intend to purchase, during the coming year, puts, calls, straddles, spreads, or purchase securities with put rights in order to maintain liquidity. With respect to fundamental investment restriction (9), the Fund does not intend to invest, during the coming year, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Currently, under the 1940 Act, a Fund's investment in such securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% (10% for the Variable Rate Government Fund) of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets except for the Variable Rate Government Fund, which may lend up to 50% of its total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                  ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Corporate Bond and Strategic Income Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. The Corporate Bond Fund invests no more than 25% in bonds that are below investment grade. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

     Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Corporate Bond and Strategic Income Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Derivative Securities
     ---------------------

     The Corporate Bond, Short-Intermediate U.S. Government Income and Strategic Income Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. These Funds may also hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. The embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations, demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Funds to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Funds, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% (10% for the U.S. Government Income and Variable Rate Government Funds) of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     Each Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Foreign Securities
     ------------------

     The Corporate Bond and Strategic Income Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     Investments in foreign securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Investments in foreign securities and forward contracts may also be subject to withholding and other taxes imposed by foreign governments. With respect to certain foreign countries, there is also a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investments in those countries.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.

     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Forward Currency Exchange Contracts
     -----------------------------------

     The Corporate Bond and Strategic Income Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 15% (10% for the U.S. Government Income and Variable Rate Government Funds) of its net assets in illiquid securities.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third (30% for the Intermediate Bond Fund) of the total assets of a particular Fund.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens or any of their affiliates.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Fund. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The Funds may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Adjustable Rate Mortgages ("ARMs") and Collateralized Mortgage Obligations ("CMOs"). The Corporate Bond Fund, Short-Intermediate U.S. Government Income Fund, Strategic Income Fund and the Variable Rate Government Fund each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. The principal and interest payment on the underlying mortgages may be allocated among the classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR").

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Short-Intermediate Government Income and Variable Rate Government Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month, three-month, six-month or one-year LIBOR, a published prime rate or commercial paper rates. Certain of these indices follow overall market interest rates more closely than others.

     Adjustable rate mortgages, a common form of residential financing, generally have a specified maturity date. Most provide for amortization of principal in a manner similar to fixed-rate mortgages, but have interest rates that change in response to changes in a specified interest rate index. The rate of interest due on such a mortgage is calculated by adding an agreed-upon "margin" to the specified index, although there generally are limitations or "caps" on interest rate movements in any given period or over the life of the mortgage. To the extent that the interest rates on adjustable rate mortgages cannot be adjusted in response to interest rate changes because of interest rate caps, the ARMs or CMOs backed by such mortgages are likely to respond to changes in market rates more like fixed rate securities. In other words, interest rate increases in excess of such caps can be expected to cause CMOs or ARMs backed by mortgages that have such caps to decline in value to a greater extent than would be the case in the absence of such caps. Conversely, interest rate decreases below interest rate floors can be expected to cause the CMOs or ARMs backed by mortgages that have such floors to increase in value to a greater extent than would be the case in the absence of such floors.

     These adjustable rate features should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. Since the interest rates on mortgages typically are reset at most annually and generally are subject to caps, it can be expected that the prices of ARMs and CMOs backed by such mortgages will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs. In this regard, the net asset value of a Funds' shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss or less gain than might otherwise be achieved if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

     The holder of ARMs and certain CMOs receives not only monthly scheduled payments of principal and interest, but also may receive unscheduled principal payments representing prepayments on the underlying mortgages. Changes in market interest rates and interest rate indexes can affect these prepayment rates, thereby shortening or lengthening their duration, the holder therefore, may have to reinvest the periodic payments and any unscheduled prepayments of principal it receives at a rate of interest which is lower than the rate on the ARMs and CMOs held by it.

     CMOs backed by fixed rate mortgages share many of the rate, duration and investment risks described above because of their contractual and investment features and because of factors such as the prepayment rates on the underlying fixed rate mortgages.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities (the "FFIEC Policy Statement"). Under the FFIEC Policy Statement, a CMO qualifies as a "high-risk mortgage security" if it meets an Average Life Test, an Average Life Sensitivity Test, or a Price Sensitivity Test. A CMO meets the Average Life Test if it has an expected weighted average life greater than 10 years. A CMO meets the Average Life Sensitivity Test if the expected weighted average life of the CMO either (i) extends by more than 4 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or (ii) shortens by more than 6 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points. A CMO meets the Price Sensitivity Test if an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points would result in an estimated change in the price of the CMO of more than 17 percent. Under the FFIEC Policy Statement, a CMO floating-rate debt class, i.e., a CMO the rate of which adjusts at least annually on a one-for-one basis with a conventional, widely used market interest rate index (such as the London Interbank Offered Rate), will not be subject to the Average Life and Average Life Sensitivity Tests if it bears a rate that is below the contractual cap on the instrument.

     Mortgage Participation Certificates. The U.S. Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security.

     The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. As a result, if the Fund purchases such securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchased such securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full. In choosing specific issues, Wells Fargo Bank, as investment Advisor, will have made assumptions about the likely speed of prepayment. Actual experience may vary from this assumption resulting in a higher or lower investment return than anticipated.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     Temporary Investments
     ---------------------

     The Funds may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Funds may purchase include, among other things, U.S. government obligations, shares of other mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. Some of these short-term investments are described below.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% (10% for the U.S. Government Income and Variable Rate Government Funds) of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Borrowing and Reverse Repurchase Agreements
     -------------------------------------------

     The Corporate Bond and Strategic Income Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest)and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Lower Rated Securities
     ----------------------

     The Corporate Bond and Strategic Income Funds may invest up to 100% of its net assets in non-investment grade bonds. These are commonly known as "junk bonds." Their default and other risks are greater than those of higher rated securities. You should carefully consider these risks before investing in a Fund.

     Various investment services publish ratings of some of the types of securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower Moody's Investors Service, Inc. ("Moody's) or BB or lower by Standard & Poor's Ratings Group ("S&P"), or from unrated securities deemed by advisors to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. These ratings will be considered in connection with the investment of the Fund's assets but will not be a determining or limiting factor.

     The Funds may invest in securities regardless of their rating or in securities that are unrated, including up to 5% of their assets in securities that are in default at the time of purchase. As an operating policy, however, the Funds will generally invest in securities that are rated at least Caa by Moody's or CCC by S&P, except for defaulted securities as noted below, or that are unrated but of comparable quality as determined by the Advisor. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

     The Funds may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The Funds will buy defaulted debt securities if, in the opinion of advisors, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the net asset value of the Funds would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the 15% limit discussed under "Illiquid Investments."

     If the rating on an issue held in a Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

     Rather than relying principally on the ratings assigned by rating services, the investment analysis of securities being considered for the Income Fund's portfolio may also include, among other things, consideration of relative values based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, earnings prospects, the experience and managerial strength of the issuer, responsiveness to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements, and the issuer's changing financial condition and the public recognition of such change.

     Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

     Convertible Securities
     ----------------------

     The Corporate Bond and Strategic Income Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

     The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Strategic Income Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Intermediate Bond Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by the Fund depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                      INVESTMENT BY FEDERAL CREDIT UNIONS
                      IN THE VARIABLE RATE GOVERNMENT FUND

     The Variable Rate Government Fund will invest only in investments that are permissible for federal credit unions under the regulations of the National Credit Union Administration ("NCUA"). Federal credit unions may invest in CMOs that do constitute "high-risk mortgage securities" for purposes of the FFIEC Policy Statement. The Fund will enter into repurchase transactions and cash forward agreements (i.e., "when-issued" securities) only to the extent permissible for federal credit unions. Specifically, the Fund will enter into repurchase transactions only where the purchase price of the security obtained in the transaction will be at or below the market price and either: (1) the repurchase transaction will be with another financial institution or (2) the Fund will take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or be recorded as the owner of the security through the Federal Reserve Book-Entry System. In addition, the Fund will enter into a cash forward agreement to purchase a security only where:
(1) the period from the trade date to the settlement date does not exceed 120 days; (2) the Fund has written cash flow projections evidencing its ability to purchase the security; and (3) the cash forward agreement is settled on a cash basis at the settlement date.

                                  RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in a Fund.

     The portfolio debt instruments of a Fund may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

     The market value of a Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of an issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

     Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value are based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Although GNMA securities are guaranteed by the U.S. Government as to timely payment of principal and interest and ARMs are guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises as noted above), the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. The Funds are subject to interest-rate risk, that is, the risk that increases in interest rates may adversely affect the value of the securities in which the Funds invest, and hence the value of your investment in the Funds. The value of the securities in which a Fund invests generally changes inversely to changes in interest rates. However, the adjustable-rate feature of the mortgages underlying the ARMs and the CMOs in which a Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates.

     The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the U.S. Government. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are considered by some investors to be high-quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities. Of course, there can be no assurance that this historical performance will continue or that either Fund, which are diversified funds, will meet its investment objective.

     Moreover, no assurance can be given that the U.S. Government would supply financial support to U.S. Government-sponsored enterprises such as FNMA and FHLMC in the event of a default in payment on the underlying mortgages which the government- sponsored enterprise is unable to make good. Principal on the mortgages underlying the mortgage pass-through securities in which the Funds may invest may be prepaid in advance of maturity. Such prepayments tend to increase when interest rates decline and may present a Fund with more principal to invest at lower rates. The converse also tends to be the case.

     S&P and Moody's assign ratings based upon their judgment of the risk of default (i.e., the risk that the issuer or guarantor may default in the payment of principal and/or interest) of the securities underlying the CMOs. However, investors should understand that most of the risk of these securities comes from interest-rate risk (i.e., the risk that market interest rates may adversely affect the value of the securities in which a Fund invests) and not from the risk of default. CMOs may have significantly greater interest rate risk than traditional government securities with identical ratings. The adjustable-rate portions of CMOs have significantly less interest rate risk.

     The Funds may invest in illiquid securities which may include certain restricted securities. Illiquid securities may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Wells Fargo Bank may use certain derivative investments or techniques, such as investments in floating- and variable-rate instruments, structured notes and certain U.S. Government obligations, to adjust the risk and return characteristics of a Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If Wells Fargo Bank judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of Wells Fargo Bank's intent in using the derivatives.

     The Funds may invest up to 25% of their assets in "Yankee Bonds." Yankee Bonds are U.S. dollar-denominated debt obligations issued in the U.S. by foreign banks and corporations. Such investments may involve special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.
A Fund's investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     Concentration. As market conditions change, it is conceivable that all of the assets of the Strategic Income Fund could be invested in common stocks or, conversely, in debt securities. It is a fundamental policy of the Fund that concentration of investment in a single industry may not exceed 25% of the Fund's total assets.

     High Yielding, Fixed-Income Securities. Because of the Corporate Bond and Strategic Income Funds' policy of investing in higher yielding, higher risk securities, an investment in a Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding securities. Accordingly, an investment in a Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals. If you are on a fixed income or retired, you should also consider the increased risk of loss to principal that is present with an investment in higher risk securities such as those in which the Funds invest.

     The market value of lower rated, fixed-income securities and unrated securities of comparable quality, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated triple B by S&P or by Moody's, ratings which are considered investment grade, possess some speculative characteristics.

     Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of these issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, these issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing.
The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because the securities are generally unsecured and are often subordinated to other creditors of the issuer. Current prices for defaulted bonds are generally significantly lower than their purchase price, and a Fund may have unrealized losses on defaulted securities that are reflected in the price of a Fund's shares. In general, securities that default lose much of their value in the time period before the actual default so that the Fund's net assets are impacted prior to the default. The Funds may retain an issue that has defaulted because the issue may present an opportunity for subsequent price recovery.

     High yielding, fixed-income securities frequently have call or buy-back features that permit an issuer to call or repurchase the securities from a Fund. Although these securities are typically not callable for a period from three to five years after their issuance, if a call was exercised by the issuer during periods of declining interest rates, Advisors may find it necessary to replace the securities with lower yielding securities, which could result in less net investment income to a Fund. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for a Fund to manage the timing of its receipt of income, which may have tax implications. A Fund may be required under the Code and U.S. Treasury regulations to accrue income for income tax purposes on any defaulted obligations and to distribute the income to the Fund's shareholders even though the Fund is not currently receiving interest or principal payments on these obligations. In order to generate cash to satisfy any or all of these distribution requirements, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of the Fund shares.

     The Corporate Bond and Strategic Income Funds may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, buyers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other that actual sales.

     The Corporate Bond and Strategic Income Funds are authorized to acquire high yielding, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the 1933 Act, which entails special responsibilities and liabilities. The Funds may incur special costs in disposing of restricted securities; however, the Funds will generally incur no costs when the issuer is responsible for registering the securities.

     The Corporate Bond and Strategic Income Funds may acquire high yielding, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The advisor will carefully review their credit and other characteristics.

     The high yield securities market is relatively new and much of its growth prior to 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yielding securities and adversely affected the value of outstanding securities and the ability of issuers of such securities to meet their obligations. Although the economy has improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. For example, the highly publicized defaults of some high yield issuers during 1989 and 1990 and concerns regarding a sluggish economy that continued into 1993, depressed the prices for many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security will generally reflect the true operating results of the issuer. Factors adversely impacting the market value of high yielding securities will adversely impact a Fund's NAV. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Each Fund will rely on the advisors' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the advisor will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer


                             Compensation Table
                     12-Month Period Ended June 30, 1998
                     -----------------------------------

                                                                               Total Compensation
                                    Aggregate Compensation                      from Registrant
Name and Position                       from Registrant                    and Wells Fargo Fund Complex
------------------------       ----------------------------------      ------------------------------------
Jack S. Euphrat                            $26,250                               $34,750
  Director

R. Greg Feltus                             $     0                               $     0
  Director

Thomas S. Goho                             $26,250                               $34,750
  Director

Peter G. Gordon                            $25,250                               $32,250
  Director

Joseph N. Hankin                           $26,250                               $34,750
  Director

W. Rodney Hughes                           $25,750                               $33,500
  Director

Robert M. Joses                            $ 1,000                               $ 2,500
  Director

J. Tucker Morse                            $25,750                               $33,500
  Director

     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express

Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complex, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                             Annual Rate
Fund                                                (as percentage of net assets)
-------------------------------------------------  -------------------------------
Corporate Bond                                                  0.50%
Short-Intermediate U.S. Government                              0.50%
Strategic Income                                                0.60%
U.S. Government Income                                0.50% up to $250 million
                                                      0.40% next $250 million
                                                      0.30% over $500 million
Variable Rate Government                                        0.50%

     For the period indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                            Three-Month                                       Six-Month
                                            Period Ended             Year-Ended              Period Ended
                                              6/30/98                  3/31/98                 3/31/97
                                             --------                ----------               ---------
Fund                                   Fees Paid  Fees Waived  Fees Paid   Fees Waived  Fees Paid  Fees Waived
-------------------------------------  ---------  -----------  ----------  -----------  ---------  -----------
Corporate Bond                          $  2,427     $  5,498         N/A          N/A        N/A          N/A
Short-Intermediate U.S. Government      $ 75,268     $ 36,209  $  132,389     $309,195   $134,529     $121,235
Strategic Income                             N/A          N/A         N/A          N/A        N/A          N/A
U.S. Government Income*                 $225,452     $368,203  $  469,051     $      0        N/A          N/A
Variable Rate Government*               $158,638     $315,545  $1,355,943     $294,181        N/A          N/A

________________________

* Amounts shown are for the six-month period ended June 30, 1998, the year ended December 31, 1997, and the six-month period ended March 31, 1997, respectively. Prior to December 12, 1997, these amounts reflect fees paid by the corresponding Overland predecessor portfolio.

     Short-Intermediate U.S. Government Income Fund.  For the periods indicated
     ----------------------------------------------
below, the Short-Intermediate U.S. Government Income Fund paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                    Nine-Month
                   Period Ended                              Year Ended
                      9/30/96                                 12/31/95
                   ------------                               -------
        Fees Paid             Fees Waived          Fees Paid          Fees Waived
-------------------------  ------------------  ------------------  -----------------
        $213,467                  $0                $56,387            $60,241


     U.S. Government Income Fund.  As discussed herein under "Historical Fund
     ---------------------------
Information," on December 12, 1997 the Overland U.S. Government Income Fund was consolidated with and into the Fund. For financial reporting purposes, the Overland Fund is considered the accounting survivor of the Consolidation and the Fund has adopted the financial statements of the Overland Fund. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid by the Overland Fund. Prior to the Consolidation, Wells Fargo Bank served as the investment advisor to the Overland Fund and was entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

     Variable Rate Government Fund.  Wells Fargo Bank and Stephens have agreed
     -----------------------------
to waive ten basis points (0.10%) of the fees charged to the Fund in connection with the settlement of certain litigation involving the Fund. Prior to the Consolidation, Wells Fargo Bank served as investment advisor to the Overland Fund and was entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. As discussed herein under "Historical Fund Information," on December 12, 1997 the Overland Variable Rate Government Fund transferred its assets to a shell fund of the Company created for this purpose. For financial reporting purposes the Fund has adopted the financial statements of the Overland Fund. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid by the Overland Fund.

     For the periods indicated below, the predecessor portfolios to the U.S. Government Income and Variable Rate Government Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                      Year Ended                           Year Ended
                                                       12/31/96                             12/31/95
                                                      ----------                           ----------
                                               Fees              Fees                Fees               Fees
Fund                                           Paid             Waived               Paid              Waived
----------------------------------------  ---------------  -----------------  ------------------  ----------------
U.S. Government Income                         $  167,516            $46,101          $  175,052          $ 13,667
Variable Rate Government                       $2,696,450            $     0          $3,561,101          $554,480

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from each Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by each Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     PORTFOLIO MANAGERS.
     ------------------

     Mr. Graham Allen joined Wells Fargo Bank in January, 1998 and has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond Fund since April 1998. Mr. Allen also has been responsible, as a portfolio co-manager, for the day-to-day management of the Strategic Income Fund since its commencement of operations in July, 1998. Prior to January, 1998, Mr. Allen had worked for Bradford & Marzec, Inc. as an International Portfolio Manager since August 1988, and he had worked for Heron Financial Corp. as a High Yield Portfolio Manager from June, 1985 to August, 1988. Educated in England, Mr. Allen is a Fellow Chartered Accountant, a recognized UK Accounting body.

     Ms. Jacqueline Flippin joined Wells Fargo Bank in January, 1998 and has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond Fund since April, 1998. Ms. Flippin also has been responsible, as a portfolio co-manager, for the day-to-day management of the Strategic Income Fund since its commencement of operations in July, 1998. Ms. Flippin had worked for McMorgan & Co. as a Portfolio Manager from October, 1994 to January, 1998 and had worked for the Teachers Insurance Annuity Association, College Retirement Equity Fund as a Portfolio Manager from August, 1986 to October, 1994. Ms. Flippin received her B.A. from Northwestern University and her M.B.A. from New York University.

     Mr. Paul Single assumed responsibility for the day-to-day management of the portfolio of the U.S. Government Income Fund on May 1, 1995. Mr. Single assumed responsibility as co-manager for the day-to-day management of the Variable Rate Government Fund in November, 1990. Mr. Single has managed taxable bond portfolios for over a decade, and has specific expertise in mortgage-backed securities. Prior to joining Wells Fargo Bank, in early 1988, he was a senior portfolio manager for Benham Capital Management Group. Mr. Single received his B.S. from Springfield College.

     Mr. Jeff Weaver assumed responsibility as a portfolio co-manager for the day-to-day management of the portfolio of the Short-Intermediate U.S. Government Income Fund as of July 16, 1996. Mr. Weaver joined Wells Fargo Bank in February of 1994, after three years as a short-term fixed income trader and portfolio manager in the investment management group of Bankers Trust Company in New York. He holds a B.A. in economics from the University of Colorado and is a chartered financial analyst candidate.

     Ms. Madeline Gish assumed responsibility as a portfolio co-manager for the day-to-day management of the portfolio of the Short-Intermediate U.S. Government Income Fund as of July 16, 1996. Ms. Gish joined Wells Fargo Bank in 1989 as the portfolio coordinator for the Mutual Funds Division and played an integral part in the rapid growth of the Overland Express Funds. Since joining the fixed-income group in 1992, Ms. Gish has assisted in the research and trading for various portfolios and is currently managing taxable liquidity portfolios. She holds a B.S. in Business Administration from the University of Kansas and is a chartered financial analyst.

     Mr. Scott Smith has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond Fund since April, 1998. Mr. Smith also has been responsible as a portfolio co-manager, for the day-to-day management of the Strategic Income Fund since its commencement of operations in July, 1998. Mr. Smith, as co-manager, has been responsible for the day-to-day management of the portfolio of the U.S. Government Income Fund since May 1, 1995 and the Variable Rate Government Fund since October 1993. He joined Wells Fargo Bank in 1988 as a taxable money market portfolio specialist. Currently, Mr. Smith holds the position of liquidity management specialist/portfolio manager with Wells Fargo Bank. His experience includes a position with a private money management firm with mutual fund investment operations. Mr. Smith holds a B.A. from the University of San Diego and is a chartered financial analyst.

     Mr. Allen Wisniewski has been responsible, as co-manager, for the day-to-day management of the portfolio of the Strategic Income Fund since it commenced operations in July 1998. Mr. Wisniewski also is responsible for managing equity and balanced accounts for high-net-worth individuals and pensions. Mr. Wisniewski joined Wells Fargo Bank in April 1987 with the acquisition of Bank of America's consumer trust services, where he was a portfolio manager. He received his B.A. and M.B.A. in Economics and Finance from the University of California at Los Angeles. He is a member of the Los Angeles Society of Financial Analysis.

     Mr. Daniel Kokoszka joined Wells Fargo Bank in February, 1998 and has been responsible, as a portfolio co-manager for the day-to-day management of the Corporate Bond and Strategic Income Funds since August 1, 1998. Prior to February, 1998, Mr. Kokoszka had worked for Bradford & Marzec, Inc. on their international portfolio management team for more than four years. Previously, Mr. Kokoszka worked for Lockheed Corporation in the corporate finance, mergers and acquisitions and venture capital areas. Mr. Kokoszka is a Chartered Financial Analyst, a Certified Management Accountant and is Certified in Financial Management. Mr. Kokoszka received his B.S. from Villanova University, an M.S. from George Washington University, an M.S. from George Washington University and his M.B.A. from the University of Rochester.

     Mr. John Burgess joined Wells Fargo Bank in April, 1998 and has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond and Strategic Income Funds since August 1, 1998. Prior to April, 1998, Mr. Burgess had worked as an independent financial advisor since August, 1995. Prior to that, Mr. Burgess had worked for Executive Life Insurance Co. and associated Companies from 1998 to July, 1995. Previously, Mr. Burgess worked for Bradford & Marzec, Inc. Mr. Burgess received his B.A. from Harvard College and a J.D. from Harvard Law School.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Administrator and Co-Administrator received a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

                                                     Three-Month
                                                     Period Ended                               Year-Ended
                                                       6/30/98                                    3/31/98
                                                       -------                                   --------
Fund                                     Total       Wells Fargo     Stephens       Total       Wells Fargo     Stephens
-------------------------------------  ----------  ---------------  -----------  -----------  ---------------  -----------
Corporate Bond                            $ 1,107          $   478      $   629          N/A              N/A          N/A
Short-Intermediate U.S. Government        $15,606          $ 6,711      $ 8,895     $ 54,262         $ 36,356      $17,906
Strategic Income                              N/A              N/A          N/A          N/A              N/A          N/A
U.S. Government Income*                   $80,831          $34,757      $46,074     $ 66,992         $ 22,107      $44,885
Variable Rate Government*                 $64,485          $27,729      $36,756     $282,517         $189,286      $93,231

________________________

* Amounts shown are for the six-month period ended June 30, 1998 and the year ended December 31, 1997, respectively.

     Except as described below, prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     Short-Intermediate U.S. Government Income Fund.  For the period indicated
     ----------------------------------------------
below, the Fund paid to Wells Fargo Bank and Stephens the following dollar amounts for administration and co-administration fees:

                                                                                Six-Month
                                                                               Period Ended
                                                                                 3/31/97
                                                                                --------
Fund                                                          Total            Wells Fargo             Stephens
------------------------------------------------------  ------------------  ------------------   -----------------
Short-Intermediate U.S. Government Income                          $64,992            $ 51,994             $12,929

     For the periods indicated below, the Short-Intermediate U.S. Government Income Fund paid to Stephens the dollar amounts in administration fees indicated below. Stephens, as sole Administrator for the year ended December 31, 1994, and 1995, and the nine-month period September 30, 1996, was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of the Short-Intermediate U.S. Government Fund's average daily net assets.

            Nine-Month
           Period Ended                         Year Ended
             9/30/96                             12/31/95
----------------------------------              ---------
             $12,808                            $   6,998

__________________
Beginning February 1, 1997, these amounts include fees paid to Wells Fargo Bank.

     U.S. Government Income and Variable Rate Government Funds.  Prior to the
     ---------------------------------------------------------
Consolidation of the Overland portfolios into the Stagecoach Funds on December 12, 1997, Wells Fargo Bank and Stephens served as Administrator and Co-Administrator, respectively, to the U.S. Government Income and Variable Rate Government predecessor portfolios under substantially similar terms to the current Administration and Co-Administration Agreements with the Funds.

Prior to February 1, 1997, Stephens served as sole Administrator to the U.S. Government Income and Variable Rate Government predecessor portfolios and provided the predecessor portfolios with essentially the same services described above. Stephens was entitled to receive a monthly fee from the Variable Rate Government predecessor portfolio at the annual rate of 0.15% of each predecessor portfolio's average daily net assets up to $200 million and 0.10% in excess of $200 million. Stephens was entitled to receive a fee from the U.S. Government Income Fund's predecessor portfolio at the annual rate of 0.10% of the average daily net assets up to $200 million and 0.05% in excess of $200 million.

     For the periods indicated below, the Funds paid to Stephens the dollar amounts in administration fees indicated below. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolios.

                                                         Year Ended                Year Ended               Year Ended
                                                          12/31/97                  12/31/96                12/31/95
                                                         ---------                 ---------               ---------
U.S. Government Income                                   $  66,992                 $  51,898               $  37,744
Variable Rate Government                                 $ 282,517                 $ 400,616               $ 923,116

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its shares. The Plans were adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors").

     Under the Plans and pursuant to the related Distribution Agreement, the Funds may pay Stephens the amounts listed below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class of the Funds.

Fund                                                                             Fee
--------------------------------------------------------------------  ----------------------
Corporate Bond
   Class A                                                                       0.05%
   Class B                                                                       0.75%
   Class C                                                                       0.75%

Short-Intermediate U.S. Government
   Class B                                                                       0.75%

Strategic Income
   Class A                                                                       0.05%
   Class B                                                                       0.75%
   Class C                                                                       0.75%

U.S. Government Income
   Class B                                                                       0.70%
   Class C                                                                       0.75%

Variable Rate Government
   Class A                                                                       0.25%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Under the Plans in effect for the Class A shares of the Short-Intermediate U.S. Government Income and the U.S. Government Income Fund, each Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering those prospectuses and promotional materials to prospective shareholders by paying on an annual basis up to 0.05% of the respective Fund's average daily net assets attributable to Class A shares. The Plans for the Class A shares of these Funds provide only for reimbursement of actual expenses.

     For the three-month period ended June 30, 1998, the Funds paid the following amounts as described below for distribution-related services:

                                                          Printing &
                                                           Mailing            Marketing          Compensation to
Fund                                      Total           Prospectus          Brochures            Underwriters
----------------------------------  -----------------   -------------       ------------        -----------------
Corporate Bond
  Class A                                    $    446         N/A                N/A                 $    446
  Class B                                    $  4,833         N/A                N/A                 $  4,833
  Class C                                    $    342         N/A                N/A                 $    342

Short-Intermediate U.S.
 Government Income
  Class A                                    $  1,054         N/A                N/A                 $  1,054
  Class B/1/                                 $  2,457         N/A                N/A                 $  2,457

Strategic Income
  Class A                                         N/A         N/A                N/A                             N/A
  Class B                                         N/A         N/A                N/A                             N/A
  Class C                                         N/A         N/A                N/A                             N/A

U.S. Government Income*
  Class A                                    $ 32,528         N/A                N/A                        $ 32,528
  Class B                                    $ 99,335         N/A                N/A                        $ 99,335
  Class C                                    $  7,944         N/A                N/A                        $  7,944

Variable Rate Government*
  Class A                                    $231,215         N/A                N/A                        $231,215
  Class C                                    $ 12,200         N/A                N/A                        $ 12,200

___________________

/1/ The Class B shares commenced operations on June 15, 1998. Fees shown are for the period from June 15, 1998 to June 30, 1998.

     For the year ended March 31, 1998, the Short-Intermediate U.S. Government Income Fund paid, and for the year ended December 31, 1997, the U.S. Government Income and Variable Rate Government Funds paid the fees listed below for distribution-related services, as set forth below, under each Fund's Plan.

                                                          Printing &
                                                           Mailing            Marketing          Compensation to
Fund                                      Total           Prospectus          Brochures            Underwriters
----------------------------------  -----------------   -------------        -----------        -----------------
Short-Intermediate U.S.
 Government Income
  Class A                               $ 15,741              N/A                N/A                 $ 15,741
  Class B                                    N/A              N/A                N/A                      N/A

U.S. Government Income*
  Class A                               $  5,125              N/A                N/A                 $  5,125
  Class B                               $  8,579              N/A                N/A                 $  8,579
  Class C                               $  9,564              N/A                N/A                 $  9,564

Variable Rate Government*
  Class A                               $813,312              N/A                N/A                 $813,312
  Class C                               $ 34,717              N/A                N/A                 $ 34,717

___________________
* Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessors portfolios.

     Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, and its registered representatives did not receive any compensation under the Funds' Plans for the periods described above.

     General.  Each Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plans also must be approved by such vote of the Directors and the Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plans may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Plans require that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plans. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Directors has concluded that the Plans are reasonably likely to benefit the Funds and their shareholders because the Plans authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     ADMINISTRATIVE SERVICING AGENT.  The Variable Rate Government Fund has
     ------------------------------
adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of its Class A shares. Pursuant to the Administrative Servicing Plan, the Fund may enter into Administrative Servicing Agreements with administrative servicing agents (broker/dealers, banks and other financial institutions, which may include Wells Fargo Bank and its affiliates) who are dealers/holders of record, or that otherwise have a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents agree to perform shareholder administrative and liaison services which may include, among other things, maintaining an omnibus account with the Fund, aggregating and transmitting purchase, exchange and redemption orders from its customers, answering customer inquiries regarding a shareholder's accounts in the Fund, and providing such other services as the Company or a customer may reasonably request. Administrative servicing agents are entitled to a fee which will not exceed 0.25%, on an annualized basis, of the average daily net assets of the class of the Class A shares owned of record or beneficially by the customers of the administrative servicing agent during the period for which payment is being made. In no case shall shares be sold pursuant to the Class A distribution plan while being sold pursuant to its Administrative Servicing Plan.

     For the year ended December 31, 1997, the Variable Rate Government Fund paid to Wells Fargo Bank or its affiliates $282,517 in administrative servicing fees, after waivers.

     The Administrative Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Directors of the Company. Any form of Servicing Agreement related to the Plan also must be approved by such vote of the Directors. Servicing Agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding shares of the appropriate class of the Fund. The Administrative Servicing Plan may not be amended to increase materially the amount payable thereunder without the approval of a majority of the outstanding shares of the appropriate class of the Fund, and no other material amendment to the Plan or related Administrative Servicing Agreements may be made except by a majority of the Directors.

     The Administrative Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under each of the Plan.

     SHAREHOLDER SERVICING AGENT.  The Strategic Income (Class A, Class B and
     ---------------------------
Class C), Corporate Bond (Class A, Class B and Class C) and U.S. Government Income (Class B and C) Funds have approved a Servicing Plan and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. The Short-Intermediate Government Income Fund and U.S. Government Income (Class A) Funds have entered into shareholder servicing agreements. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan are shown below. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund                                                                                 Fee
-----------------------------------------------------------------  ------------------------------------------
Corporate Bond
   Class A                                                                         0.25%
   Class B                                                                         0.25%
   Class C                                                                         0.25%

Short-Intermediate U.S. Government Income
   Class A                                                                         0.30%
   Class B                                                                         0.25%

Strategic Income
   Class A                                                                         0.25%
   Class B                                                                         0.25%
   Class C                                                                         0.25%

U.S. Government Income
   Class A                                                                         0.30%
   Class B                                                                         0.30%
   Class C                                                                         0.25%

Variable Rate Government
   Class A                                                                         0.25%

     For the periods indicated below, the dollar amounts of shareholder servicing fees paid to Wells Fargo Bank or its affiliates by the Funds, after waivers, were as follows:

                                                         Three-Month                                           Six-Month
                                                         Period Ended                  Year-Ended            Period Ended
                                                           6/30/98                       3/31/98                3/31/97
Fund                                                      --------                      --------               --------
---------------------------------------------------
Corporate Bond
   Class A                                                $      0                          N/A                    N/A
   Class B                                                $      0                          N/A                    N/A
   Class C                                                $      0                          N/A                    N/A

Short-Intermediate U.S. Government Income
   Class A                                                $ 23,056                     $ 94,448               $ 54,045
   Class B                                                $    819                          N/A                    N/A

Strategic Income
   Class A                                                     N/A                          N/A                    N/A
   Class B                                                     N/A                          N/A                    N/A
   Class C                                                     N/A                          N/A                    N/A

U.S. Government Income*
   Class A                                                $298,981                          N/A                    N/A
   Class B                                                $ 42,572                          N/A                    N/A
   Class C                                                $      0                     $  4,680                    N/A

Variable Rate Government*
   Class A                                                $      0                     $      0                $     0
   Class C                                                $  6,100                          N/A                $17,359

____________________

* Amounts shown are for the six-month period ended June 30, 1998 and for the year ended December 31, 1997, respectively. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio. The predecessor portfolio to the U.S. Government Income Fund did not offer Class B shares and did not have a Servicing Plan in place for its Class A shares. Therefore, no information is shown for the Class A and B shares of the U.S. Government Income Fund.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested periods" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund. The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the three-month period ended June 30, 1998, the Funds paid the following fees for custody services, after waivers:

Fund                                                                       Fee
-------------------------------------------------------  ----------------------------------------
Corporate Bond                                                          $     0
Short-Int. U.S. Govt. Income                                            $ 4,572
Strategic Income                                                            N/A
U.S. Government Income*                                                 $54,717
Variable Rate Government*                                               $20,812

____________________

*  Amounts shown are for the six-month period ended June 30, 1998.

     For the year ended December 31, 1997, the U.S. Government Income and Variable Rate Government Funds did not pay any custody fees. For the fiscal year ended March 31, 1998, the Short-Intermediate U.S. Government Income Fund did not pay any custody fees. The Corporate Bond and Strategic Income Funds had not yet commenced operations during these periods.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of each Fund's average daily net assets of each class of shares.

     For the periods indicated below, the Funds paid to Wells Fargo Bank the following dollar amounts in transfer and dividend disbursing agency fees, without regard to class, and after waivers:

                                                                        Three-Month
                                                                        Period Ended                       Year Ended
Fund                                                                      6/30/98                            3/31/98
----------------------------------------------                           --------                           --------
Corporate Bond                                                           $      0                                N/A
Short-Int. U.S. Govt. Income                                             $ 19,664                           $ 78,169
Strategic Income                                                              N/A                                N/A
U.S. Government Income*                                                  $161,686                           $126,491
Variable Rate Government*                                                $132,896                           $      0

____________________

* Amounts shown are for the six-month period ended June 30, 1998 and for the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     Short-Intermediate U.S. Government Income and U.S. Government Income Funds.
     --------------------------------------------------------------------------
Under the prior transfer agency agreement with the Short-Intermediate U.S. Government Income Fund (Class A shares) and U.S. Government Income Fund (Class A and C shares), Wells Fargo Bank was entitled to receive a per account fee plus transaction fees and reimbursement of out-of-pocket expenses, with a minimum of $3,000 per month per Fund, unless net assets of the Fund were under $20 million. For as long as a Fund's assets remained under $20 million, a Fund was not charged any transfer agency fees.

     Variable Rate Government Fund.  Under a prior transfer agency agreement
     -----------------------------
with the Variable Rate Government and Short-Term Government predecessor portfolios, Wells Fargo Bank received a base fee and per-account fees from a Fund paid without regard to class.

     UNDERWRITING COMMISSIONS.  For the three-month period ended June 30, 1998,
     ------------------------
the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $1,546,670. Stephens retained $485,869 of such commissions. Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, retained $1,068,673 of such commissions.

     For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $7,671,295 and

Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

     For the six-month period ended March 31, 1997, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives received $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,917,738. Stephens retained $198,664 of such commissions, WFSI and its registered representatives received $2,583,027 and $136,047 respectively, of such commissions.

     For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $1,251,311. Stephens retained $162,660 of such commissions. WFSI and its registered representatives received $399,809 of such commissions.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Performance shown or advertised for the Class A shares of the Stagecoach U.S. Government Income Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland U.S. Government Income Fund (the accounting survivor of a merger of the funds on December 12, 1997). Performance shown or advertised for the Class B and Class C shares of the Fund for the period from July 1, 1993 to December 12, 1997, reflects performance of the Class D shares of the Overland Fund. For periods prior to July 1, 1993, Class

B share and Class C share performance reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the expenses of the Class B or Class C shares, as applicable.

     Performance shown or advertised for the Class A shares of the Stagecoach Variable Rate Government Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Variable Rate Government Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Variable Rate Government Fund. Performance shown or advertised for the Class C shares of the Stagecoach Fund for the period from July 1, 1993 to December 12, 1997, reflects performance of the Class D shares of the Overland Fund. For periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the expenses of the Class C shares.

     Performance figures for the Corporate Bond and Strategic Income Funds are not available for the periods shown.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                 Average Annual Total Return for the Applicable
                 ----------------------------------------------

                          Period Ended June 30, 1998/1/
                          --------------------------

                       Inception         Inception      Five Year      Five Year     Three Year
                          With              No            With            No            With
   Fund              Sales Charge/2/   Sales Charge   Sales Charge   Sales Charge   Sales Charge
----------           -------------     ------------   ------------   ------------   ------------
Corporate
Bond
  Class A                -2.60%          1.98%            N/A            N/A            N/A
  Class B                -3.19%          1.81%            N/A            N/A            N/A
  Class C                 0.78%          1.78%            N/A            N/A            N/A

Short-
Intermediate U.S.
Government
Income
  Class A                 4.75%          5.44%            N/A            N/A            5.17%
  Class B/3/              4.43%          4.80%            N/A            N/A            4.69%

Strategic
Income
  Class A                 N/A            N/A              N/A            N/A            N/A
  Class B                 N/A            N/A              N/A            N/A            N/A
  Class C                 N/A            N/A              N/A            N/A            N/A

U.S.
Government
Income
  Class A                 8.02%          8.51%            4.57%          5.54%          4.48%
  Class B                 7.79%          7.79%            4.41%          4.70%          4.37%
  Class C                 7.79%          7.79%            4.70%          4.70%          5.24%

Variable Rate
Government
  Class A                 4.27%          4.69%            2.83%          3.46%          4.03%
-------------------


                   Three Year      One Year       One Year
                      No            With            No
   Fund           Sales Charge   Sales Charge   Sales Charge
----------        ------------   ------------  ------------
Corporate
Bond
  Class A              N/A            N/A            N/A
  Class B              N/A            N/A            N/A
  Class C              N/A            N/A            N/A

Short-
Intermediate U.S.
Government
Income
  Class A              6.22%          4.32%          7.53%
  Class B/3/           5.60%          1.95%          6.95%

Strategic
Income
  Class A              N/A            N/A            N/A
  Class B              N/A            N/A            N/A
  Class C              N/A            N/A            N/A

U.S.
Government
Income
  Class A              6.09%          4.48%          9.35%
  Class B              5.24%          3.33%          8.33%
  Class C              5.24%          7.33%          8.33%

Variable Rate
Government
  Class A              5.10%          1.07%          4.22%
___________________

/1/ Return calculations, except as indicted, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund and Class is as follows: U.S. Government Income Fund - April 7, 1988, Variable Rate Government-Fund - November 1, 1990 and Short-Intermediate U.S. Government Income Fund - October 27, 1993. The actual inception date of each class may differ from the inception date of the corresponding Fund.

/3/ Class B shares commenced operations on June 15, 1998. Performance of the
    Class B shares is calculated using Class A share performance adjusted to reflect Class B share fees.

     CUMULATIVE TOTAL RETURN.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.


      Cumulative Total Return for the Applicable Period Ended June, 1998/1/
      -------------------------------------------------------------------

                       Inception       Inception       Five Year       Five Year       Three Year      Three Year
                          With             No            With              No             With             No
    Fund            Sales Charge/2/  Sales Charge   Sales Charge     Sales Charge    Sales Charge    Sales Charge
------------        ---------------  ------------   ------------     ------------    ------------    ------------
Corporate
Bond
 Class A                 -2.60%           1.98%            N/A              N/A             N/A             N/A
 Class B                 -3.19%           1.81%            N/A              N/A             N/A             N/A
 Class C                  0.78%           1.78%            N/A              N/A             N/A             N/A

Short-
Intermediate
U.S.
Government
Income
 Class A                 24.18%          28.03%            N/A              N/A           16.31%          19.86%
 Class B                 22.44%          24.43%            N/A              N/A           14.74%          17.74%

Strategic
 Income
 Class A                    N/A             N/A            N/A              N/A             N/A             N/A
 Class B                    N/A             N/A            N/A              N/A             N/A             N/A
 Class C                    N/A             N/A            N/A              N/A             N/A             N/A

U.S.
Government
Income
 Class A                120.58%         130.94%         25.04%           30.96%           14.06%          19.41%
 Class B                115.76%         115.76%         24.07%           25.86%           13.71%          16.56%
 Class C                115.76%         115.76%         25.81%           25.81%           16.56%          16.56%

Variable Rate
Government
 Class A                 37.82%          42.09%         14.98%           18.53%           12.60%          16.11%

___________________
/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable CDSC for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: U.S. Government Income Fund - April 7, 1988, Variable Rate Government-Fund - November 1, 1990 and Short-Intermediate U.S. Government Income Fund - October 27, 1993. The actual inception date of each class may differ from the inception date of the corresponding Fund.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                       Cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1

                   Yield for the Period Ended June 30, 1998/1/
                   ----------------------------------------

                                                                 Thirty-Day Yield
                                           ------------------------------------------------------------
Fund                                                After Waiver                  Before Waiver
-----------------------------------------  ------------------------------  ----------------------------
Corporate Bond
 Class A                                                5.94%                         3.86%
 Class B                                                5.29%                         3.02%
 Class C                                                5.40%                         0.23%

Short-Intermediate U.S. Government
   Income
 Class A                                                5.55%                         5.26%
 Class B                                                5.10%                         4.53%

Strategic Income
 Class A                                   N/A                          N/A
 Class B                                   N/A                          N/A
 Class C                                   N/A                          N/A

U.S. Government Income
 Class A                                  5.18%                         4.81%
 Class B                                  4.72%                         4.35%
 Class C                                  4.73%                         4.37%

Variable Rate Government
 Class A                                  5.23%                         4.88%

____________________

/1/ The amounts shown above reflect all front-end sales charges and applicable
    CDSCs. "After waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold

Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Company may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells

Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     For the fiscal year ended March 31, 1998, the Company paid $6,871,000 in commissions to various broker/dealers in connection with such allocated transactions.

     Brokerage Commissions.  The Funds have not paid any brokerage commissions
     ---------------------
for at least the past three calendar years, and including through the June 30, 1998 reporting period.

     Securities of Regular Broker/Dealers.  As of June 30, 1998, each Fund owned
     ------------------------------------
securities (pooled repurchase agreements) of its "regular brokers or dealers" as defined in the 1940 Act or their parents, as follows:

Fund                                                      Brokers/Dealers                        Amount
-----------------------------------------------  ---------------------------------  --------------------------------
Corporate Bond Fund                              Goldman Sachs & Co.                               $  108,000

Short-Intermediate U.S. Government               Goldman Sachs & Co.                               $3,737,000
  Income Fund

Strategic Income Fund                            N/A                                                      N/A

U.S. Government Income Fund                      Goldman Sachs & Co.                               $2,795,000

Variable Rate Government Fund                    Goldman Sachs & Co.                               $   58,000

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.


     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.


     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the Internal Revenue Service ("IRS") upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If a Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are five of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company. The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below, as of June 30, 1998, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 30, 1998
                      -----------------------------------

                                                                            TYPE OF        PERCENTAGE    PERCENTAGE
FUND                                   NAME AND ADDRESS                    OWNERSHIP        OF CLASS    OF PORTFOLIO
-----------------------  --------------------------------------------  ------------------  -----------  -------------
CORPORATE BOND           VIRG & Co.                                    Class A                  15.60%          5.02%
                         c/o Wells Fargo Bank                          Record Shareholder
                         P.O. Box 9800 MAC 9139-027
                         Calabasas, CA  92372

                         Dean Witter for the Benefit of                Class A                   6.66%          2.14%
                         Boris V. Camacho-Vega                         Beneficially Owned
                         P.O. Box 250, Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of Kit Haan Wong  Class C                  11.75%           .76%
                         1267 E. Salem Ave                             Beneficially Owned
                         P.O. Box 250 Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                   6.07%           .39%
                         Susan E. Chapman                              Beneficially Owned
                         P.O. Box 250
                         Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                  11.56%           .75%
                         Gloria E. Hayes, TTEE                         Beneficially Owned
                         P.O. Box 250, Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of David H. Dyer  Class C                   6.32%           .41%
                         P.O. Box 250, Church Street Station           Beneficially Owned
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                  15.91%          1.03%
                         Orlando D. Yaklowich                          Beneficially Owned
                         P.O. Box 250, Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                   6.22%           .04%
                         Helen E. Farnham, TTEE                        Beneficially Owned
                         P.O. Box 250, Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                   5.71%           .37%
                         Robert M. Amezquita                           Beneficially Owned
                         P.O. Box 250, Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                  10.31%           .67%
                         Isabel Alonso De Lopez                        Beneficially Owned
                         P.O. Box 250 Church Street Station
                         New York, NY  10008-0250

SHORT-INTERMEDIATE       Wells Fargo Bank                              Class A                  16.98%          5.95%
U.S. GOVERNMENT INCOME   FBO Retirement Plans Omnibus                  Beneficially Owned
                         P.O. Box 63015
                         San Francisco, CA  94163

                         VIRG  & Co.                                   Class A                   9.12%          3.20%
                         c/o Wells Fargo Bank                          Record Shareholder
                         P.O. Box 9800 MAC 9139-027
                         Calabasas, CA  91372

                         Dean Witter for the Benefit of                Class A                  20.90%          7.32%
                         The Guzik Foundation                          Beneficially Owned
                         P.O. Box 250 Church Street Station
                         New York, NY  10008-0250

STRATEGIC INCOME         Stephens Inc.                                 Class B                   9.65%          7.16%
                         111 Center Street                             Record Shareholder
                         Little Rock, AR  72201

                         Stephens Inc.                                 Class C                   8.44%           .65%
                         111 Center Street                             Record Shareholder
                         Little Rock, AR  72201

                         Dean Witter for the Benefit of                Class C                  12.48%           .97%
                         Junien R. Gallaread Custodian                 Beneficially Owned
                         P.O. Box 250 Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                   6.78%           .53%
                         Dennis M. Dragon                              Beneficially Owned
                         P.O. Box 250 Church Street Station
                         New York, NY  10008-0250

                         Dean Witter for the Benefit of                Class C                   7.44%           .58%
                         Maestelle D. Edwards & Maelyn                 Beneficially Owned
                         P.O. Box 250 Church Street Station
                         New York, NY  10008-0250

U.S. GOVERNMENT INCOME   Wells Fargo Bank                              Class A                  19.45%         15.76%
                         FBO Retirement Plans Omnibus                  Beneficially Owned
                         P.O. Box 63015
                         San Francisco, CA  94163

                         VIRG & Co.                                    Class A                   7.92%          6.42%
                         c/o Wells Fargo Bank                          Beneficially Owned
                         P.O. Box 9800 MAC 9139-027
                         Calabasas, CA  91372

                         MLPF&S for the Sole Benefit of its Customers  Class C                  35.11%           .48%
                         Attn:  Mutual Fund Administration             Beneficially Owned
                         4800 Deer Lake Drive East, 3rd Floor
                         Jacksonville, FL  32246

                         Sisters of St. Francis
                         Attn:  Sister Marijane Hresko, OSF            Class C                   7.91%           .11%
                         809 South Convent Road                        Beneficially Owned
                         Aston, PA  19014

VARIABLE RATE            APCO Employees Credit Union                   Class A                  17.91%         17.91%
 GOVERNMENT              1608 7th Ave.                                 Record Holder
                         Birmingham, AL 35203

                         MLPF&S for the Sole Benefit of it Customers   Class A                   6.87%          6.87%
                         ATTN:  Mutual Fund Administration             Beneficially Owned
                         4800 Deer Lake Drive East, 3rd Floor
                         Jacksonville, FL  32246

                         Citizens Equity                               Class A                   6.26%          6.26%
                         P.O. Box 1715                                 Record Holder
                         Attn:  Pete Jain
                         Vice President
                         Peoria, IL 61656-1715

                         Mid-Atlantic FCH                              Class A                   5.95%          5.95%
                         P.O. Box 8990                                 Record Holder
                         Gaithersburg, MD 20898-8990

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Company's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments, audited financial statements and independent auditors' report for the Variable Rate Government and U.S. Government Income Funds for the six-month period ended June 30, 1998, and for the year ended December 31, 1997, are hereby incorporated by reference to the Annual Report as filed with the SEC on September 9, 1998.

     The portfolios of investments, audited financial statements and independent auditors report for the Corporate Bond Fund and the Short-Intermediate U.S. Government Income Fund for the three-month period ended June 30, 1998, and for the year ended March 31, 1998 are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on September 9, 1998.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                             STAGECOACH FUNDS, INC.
                           Telephone:  1-800-260-5969

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated November 15, 1998

                             ARIZONA TAX-FREE FUND
                         CALIFORNIA TAX-FREE BOND FUND
                        CALIFORNIA TAX-FREE INCOME FUND
                             NATIONAL TAX-FREE FUND
                              OREGON TAX-FREE FUND

                              INSTITUTIONAL CLASS

     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds in the Stagecoach Family of Funds (each, a "Fund" and collectively, the "Funds") -- the ARIZONA TAX-FREE, CALIFORNIA TAX-FREE BOND, CALIFORNIA TAX-FREE INCOME, NATIONAL TAX-FREE and OREGON TAX-FREE FUNDS (sometimes, collectively, the "Tax-Free Funds"). This SAI relates to the Institutional Class shares for each Fund.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 15, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-260-5969 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.



                               TABLE OF CONTENTS
                                                                                           Page
                                                                                           ----
Historical Fund Information...........................................................       1

Investment Restrictions...............................................................       1

Additional Permitted Investment Activities............................................       6

Risk Factors..........................................................................      20

Special Considerations Affecting Arizona Municipal Obligations........................      22

Special Considerations Affecting California Municipal Obligations.....................      24

Special Considerations Affecting Oregon Municipal Obligations.........................      28

Management............................................................................      34

Performance Calculations..............................................................      46

Determination of Net Asset Value......................................................      53

Additional Purchase and Redemption Information........................................      54

Portfolio Transactions................................................................      55

Fund Expenses.........................................................................      56

Federal Income Taxes..................................................................      56

Capital Stock.........................................................................      63

Other.................................................................................      66

Counsel...............................................................................      66

Independent Auditors..................................................................      66

Financial Information.................................................................      66

Appendix..............................................................................     A-1


                          HISTORICAL FUND INFORMATION

     The California Tax-Free Bond and California Tax-Free Income Funds (sometimes referred to as the "California Funds") were originally organized as funds of the Company. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, was reorganized with and into the California Tax-Free Bond Fund of the Company (the "Consolidation"). For accounting purposes, the Overland Fund is considered the survivor of the Consolidation. The Overland Fund is sometimes referred to throughout this SAI as the "predecessor portfolio" to the Company's California Tax-Free Bond Fund.

     The Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds were originally organized as investment portfolios of Westcore Trust ("Westcore") under the names Arizona Intermediate Tax-Free, Quality Tax-Exempt Income, and Oregon Tax-Exempt Funds, respectively. The Funds commenced operations as follows: Arizona Tax-Free - March 2, 1992; National Tax-Free - January 15, 1993; Oregon Tax-Free - June 1, 1988. On October 1, 1995, the Funds were reorganized as the Pacifica Arizona Tax-Exempt Fund, Oregon Tax-Exempt Fund and National Tax-Exempt Fund, investment portfolios of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Arizona Tax-Exempt Fund, National Tax-Exempt Fund and Oregon Tax-Exempt Fund of Pacifica were reorganized as the Company's National Tax-Free, Oregon Tax-Free and Arizona Tax-Free Funds.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund may not:

     (1) purchase or sell commodity contracts (including futures contracts with respect to the Arizona Tax-Free and National Tax-Free Funds), or invest in oil, gas or mineral exploration or development programs, except that each Fund, to the extent appropriate to its investment objective, may purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided that the Oregon Tax-Free Fund may enter into futures contracts and related options;

     (2) purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate;

     (3) purchase securities of companies for the purpose of exercising control;

     (4) acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

     (5) act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting;

     (6) write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Oregon Tax-Free Fund may enter into transactions in futures contracts and related options;

     (7) borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. None of these Funds will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this SAI or in its Prospectus are not deemed to be pledged for purposes of this limitation;

     (8) purchase securities on margin, make short sales of securities or maintain a short position, except that the Funds may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and except that this limitation shall not apply to the Oregon Tax-Free Fund's transactions in futures contracts and related options;

     (9) invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this investment limitation, securities the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable; nor

     (10) make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

The Arizona Tax-Free Fund may not:

     (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) these limitations do not apply to securities issued or guaranteed by the

U.S. Government, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

     (2) purchase any securities, except securities issued (as defined in the preceding Investment Limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

The National Tax-Free Fund may not:

     (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

     (2) purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in municipal obligations with similar characteristics (such as private activity bonds where the payment of principal and interest is the ultimate responsibility of issuers in the same industry, pollution control revenue bonds, housing finance agency bonds or hospital bonds) or the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, the District of Columbia, and their respective agencies, authorities, instrumentalities or political subdivisions.

The Oregon Tax-Free Fund may not:

     (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that

(a) up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or political subdivisions. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

     (2) purchase any securities, except securities issued (as defined in the preceding Investment Limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

The California Tax-Free Bond Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers) and
(ii) obligations of the United States Government, its agencies or instrumentalities;

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions with regard to the Fund and except for margin payments in connection with options, futures and options on futures or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); nor

     (7) write, purchase or sell puts, calls, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

The California Tax-Free Income Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers), and
(ii) obligations of the United States Government, its agencies or instrumentalities;

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets, but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets;

     (7) write, purchase or sell puts, calls, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

     (8) make loans of portfolio securities having a value that exceeds 50% of the current value of its total assets provided that, for purposes of this restriction, loans will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) The Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds each may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) the value of 30% of such Fund's total assets. The California Tax-Free Bond and California Tax-Free Income Funds each may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) the value of one-third of such Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

     Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     The California Tax-Free Income Fund may invest in variable-rate instruments with a maximum final maturity of up to 30 years, provided the period remaining until the next readjustment of the instrument's interest rate, or the period remains until the principal amount can be recovered through demand, is less than five years.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices of financial indicators ("References") or the relative change in two or more References. The Funds may also hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuers to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market value may be more volatile than other types of bonds and may present greater potential for capital gain or loss. The embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a structured of derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations, including floating- and variable-rate demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Floating- and variable-rate demand instruments acquired by the Arizona, National and Oregon Tax-Free Funds may include participations in municipal obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide these Funds with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the advisor has determined meets the prescribed quality standards for these Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
     Transactions
     ------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor. Securities purchased on a when-issued or forward commitment basis may expose the relevant Fund to risk because they may experience price fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds each will not knowingly invest more than 15% (10% for the California Tax-Free Bond Fund) of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities shall not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") that have been determined to be liquid by the advisor, pursuant to guidelines established by the Company's Board of Directors, and commercial paper that is sold under
Section 4(2) of the 1933 Act.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

     Loans of Portfolio Securities
     -----------------------------

     The Funds, may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

     Municipal Obligations
     ---------------------

     The Funds may invest in municipal obligations issued by governmental entities to obtain funds for various public purposes. These purposes may include the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. Each Fund, subject to its respective investment objective and policies, is not limited with respect to which category of municipal bonds it may acquire. Some or all of these bonds may be considered "private activity bonds" for federal income tax purposes.

     The two principal classifications of municipal obligations that may be held by a Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the issuer of the facility being financed. A Fund's portfolio may also include "moral obligation" securities, which are issued normally by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

     There are, of course, variations in the quality of municipal obligations both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

     Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. The Tax-Free Funds may, from time to time, invest more than 25% of their assets in municipal obligations covered by insurance policies.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

     Private activity bonds are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Private activity bonds include industrial development bonds, which are a specific type of revenue bond backed by the credit and security of a private
user.   The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered municipal obligations if the interest received thereon is exempt from federal income tax but nevertheless subject to the federal alternative minimum tax. Neither California Fund may invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. Some or all of these bonds may be considered "private activity bonds" for federal income tax purposes.

     The Funds may also purchase short-term General Obligation Notes, Tax Anticipation Notes ("TANS"), Bond Anticipation Notes ("BANs"), Revenue Anticipation Notes ("RANs"), Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues, and are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     Municipal Lease Obligations. The Funds may invest in municipal lease obligations. The advisor makes determinations concerning the liquidity of a municipal lease obligation based on relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. In addition, the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease may be considered. In evaluating the credit quality of a municipal lease obligation, the factors to be considered might include: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of the nonappropriation"); and (5) the legal recourse in the event of failure to appropriate.

     Certificates of Participation. The Funds may purchase municipal obligations known as "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. Lease obligations also may be abated if the leased property is damaged or becomes unsuitable for the lessee's purpose. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of municipal obligations and are generally valued at par or less than par in the open market.

     Pass-Through Obligations. Certain of the debt obligations which the Funds may purchase may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Funds. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations. The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association) or those that are guaranteed by an agency or instrumentality of the U.S. Government (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation) or bonds collateralized by any of the foregoing.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax (and to the exemption of interest from state personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds, the Funds' investment advisor nor their counsel will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     For a further discussion of factors affecting purchases of municipal obligations by the State Tax-Free Funds, see "Special Considerations Affecting Arizona Municipal Securities," "Special Considerations Affecting California Municipal Securities" and, "Special Considerations Affecting Oregon Municipal Securities" in this SAI.

     Stand-By Commitments. The Funds may acquire stand-by commitments with respect to municipal obligations held by such Funds. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified municipal obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the municipal obligations (excluding any accrued interest that the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments may be sold, transferred or assigned by a Fund only with the underlying instrument.

     Each of the Funds expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

     Each of the Funds intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the advisor's opinion, present minimal credit risks. Each Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the advisor will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

     Each of the Funds intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying municipal obligations, which will continue to be valued in accordance with the ordinary method of valuation employed by the Funds. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value.

     Tax Status. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover, with respect to Arizona, California and Oregon obligations, the Funds cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or Arizona, California and Oregon obligations, specifically, for investment by a Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund involved would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Ratings of Municipal Securities. The Funds may invest in municipal bonds rated at the date of purchase "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by; Standard & Poor's Ratings Group ("S&P"), or unrated bonds that are considered by the investment advisor to be of comparable quality. Bonds rated "Baa" and "BBB" have speculative characteristics and are more likely than higher-rated bonds to have a weakened capacity to pay principal and interest in times of adverse economic conditions; all are considered investment grade. Municipal bonds generally have a maturity at the time of issuance of up to 40 years.

     The highest rating assigned by S&P is "AAA" for state and municipal bonds, "SP-1" for state and municipal notes, and "A-1" for state and municipal paper. The highest rating assigned by Moody's is "Aaa," "MIG 1," and "Prime-1" for state and municipal bonds, notes and commercial paper, respectively. These instruments are judged to be the best quality and present minimal risks and a strong capacity for repayment of principal and interest. If a municipal security ceases to be rated or is downgraded below an investment grade rating after purchase by the Fund, it may retain or dispose of such security. A description of ratings is contained in the Appendix to the SAI.

     The Funds may invest in municipal notes rated at the date of purchase "MIG 2" (or "VMIG 2" in the case of an issue having a variable rate with a demand feature) or better by Moody's or "SP-2" or better by S&P, or unrated notes that are considered by the investment advisor to be of comparable quality. Municipal notes generally have maturities at the time of issuance of three years or less. Municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

     The Funds may invest in municipal commercial paper rated at the date of purchase "Prime-1" or "Prime-2" by Moody's or "A-1+," "A-1" or "A-2" by S&P, or unrated commercial paper that is considered by the investment advisor to be of comparable quality. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

     In the event a security purchased by a Fund is downgraded below investment grade, the Fund may retain such security, although the Fund may not have more than 5% of its assets invested in securities rated below investment grade at any time. A description of the ratings is contained in the Appendix to this SAI.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     The Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by a Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and such Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the U.S. Securities and Exchange Commission ("SEC") to be loans by the Fund. The Funds may enter into repurchase agreements only with respect to securities of the type in which such Fund may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. Wells Fargo Bank monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to a Fund in connection with insolvency proceedings), it is the policy of each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     Borrowing and Reverse Repurchase Agreements. The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Taxable Investments
     -------------------

     Pending the investment of proceeds from the sale of shares of the Funds or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment advisor, it is advisable to do so because of market conditions, each Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, in instruments that pay interest which is exempt from federal income taxes, but not, from the State Tax-Free Funds, from a respective state's personal income tax, or the following taxable high--quality money market instruments: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptance and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

     Such temporary investments would most likely be made for cash management purposes or when there is an unexpected or abnormal level of investor purchases or redemptions of shares of the Fund or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income taxes. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Fund's assets in securities exempt from such taxes.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by such Fund. After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by these Funds. Neither event will require a sale of such security by the Funds. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in various types of U.S. Government obligations in accordance with the policies described in the Funds' Prospectus. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     Warrants
     --------

     Although they have no present intention to do so, the Funds may each invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Funds may only purchase warrants on securities in which the Funds may invest directly.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")
     ------------------------------------------------------------------

     The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by the Funds depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                                  RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in a Fund.

     The portfolio debt instruments of a Fund may be subject to credit risk. Credit risk is the risk that the issuers of securities in which the Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

     The market value of a Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

     Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as floating- and variable-rate instruments, structured notes and certain U.S. Government obligations, are considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If a Fund's advisor judges market conditions incorrectly, the use of certain derivatives could result in a loss regardless of the advisor's intent in using the derivatives.

     Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Each Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, a Fund may own different municipal obligations which pay interest based on the revenues of similar types of projects. To the extent that such a Fund's assets are concentrated in municipal obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated. Furthermore, for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds payment of municipal obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted municipal obligations.

     Each state Fund is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with a similar objective may be.

     The concentration of the state Funds in municipal obligations of particular states raises additional considerations. Payment of the interest on and the principal of these obligations is dependent upon the continuing ability of state issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in a Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of state-specific issues with the yield of a more diversified portfolio including issues of other states before making an investment decision.

     The state Funds have constitutional and/or statutory restrictions that affect government revenues. Because of the nature of the various restrictions, certain possible ambiguities and inconsistencies in their terms and the scope of various exemptions and exceptions, as well as the impossibility of predicting the level of future appropriations for state and local governmental entities, it is not presently possible to determine the impact of these restrictions and related measures on the ability of governmental issuers in Oregon and Arizona to pay interest or repay principal on their obligations. There have, however, been certain adverse developments with respect to municipal obligations of governmental issuers in these states over the past several years.

     In addition to the risk of nonpayment of state and local governmental debt, if such debt declines in quality and is downgraded by the NRSROs, it may become ineligible for purchase by a Fund. Since there are a number of buyers of such debt that may be similarly restricted, the supply of eligible securities could become inadequate at certain times. Similarly, there is a relatively small active market for Arizona Obligations, California Obligations and Oregon Obligations and the market price of such bonds may therefore be volatile. If any of the State Tax-Free Funds were forced to sell a large volume of Arizona Obligations, California Obligations or Oregon Obligations for any reason, such as to meet redemption requests for a large number of shares, there is a risk that the large sale itself would adversely affect the value of such Fund's portfolio.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

         SPECIAL CONSIDERATIONS AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

     The concentration of the Arizona Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     Under its constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases which are subject to annual appropriation at the option of the local government.

     There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in the State without voter approval. This restriction does not apply to taxes levied to pay general obligation debt.

     There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval, or to restructure the State's revenue mix among sales, income, property and other taxes. It is possible that if any such proposals were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

     Arizona is required by law to maintain a balanced budget. To achieve this objective, the State has, at various times in the past, utilized a combination of spending reductions or reductions in the rate of growth in spending, and tax increases. In recent years, the State's fiscal situation has improved even while tax reduction measures have been enacted each year since 1992. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase state revenue. Accordingly, it will be more difficult to reverse tax reductions, which may adversely affect state fund balances and fiscal conditions over time.

     Arizona state government tax revenue growth in fiscal year 1997 increased by 6.5% over fiscal year 1996, even after factoring in tax reductions. The 5.1% increase in sales tax revenue for FY 1997, and projected increases of 5.0% for FY 1998 and FY 1999, respectively, reflect continued strong economic growth in the state. The state general fund ended fiscal year 1997 with a total general fund balance of approximately $762 million, representing approximately 16% of total general fund expenditures for fiscal year 1997. Included in the total balance is a general fund ending balance of approximately $516 million, and a budget stabilization ("rainy day") fund balance of approximately $246 million. The total general fund balance at the end of fiscal year 1998 is projected to be approximately $814 million. While these balances are indicative of present fiscal health, the overall fiscal picture could change rapidly and dramatically for the worse, depending on fluctuations in revenues resulting from an economic recession or other adverse conditions.

     The 1998 legislature enacted a $120 million tax reduction package, resulting in the seventh consecutive year of significant state tax reduction. In earlier years, the 1997 legislature enacted a $110 million income tax reduction package, the 1996 legislature enacted a $200 million property tax reduction package, and an income tax reduction of $200 million was enacted in 1995. Although the 1998 general election ballot will not include questions related to the state tax structure generally, efforts were made to bring such issues to the ballot, and may be made again in 2000 and in future years.

     In 1998, the Legislature adopted a comprehensive plan to overhaul the state's K-12 education capital finance system. Under this plan, a substantial commitment of state general fund revenues to the system has been made, totaling approximately $360 million in FY 1999, with greater amounts likely in future years. There may be additional legislative activity during 1999 and beyond in the areas of tax reform and school finance. The combined impact of the commitment of resources to K-12 education capital finance, continued tax reduction, and the inability to increase revenues without a two-thirds of both houses of the legislature, together with other actions and circumstances, may result in deteriorating fiscal conditions in the future, which may adversely affect state fund balances and fiscal health.

     Arizona has a diversified economic base that is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, which was at one time a major sector, now plays a much smaller role in the State's economy. For several decades, the population of the State has grown at a substantially higher rate than the population of the United States. While the State's economy flourished during the early 80's, a substantial amount of overbuilding occurred, adversely affecting Arizona-based financial institutions, many of which were placed under the control of the Resolution Trust Corporation. Spillover effects produced further weakening in the State's economy. The Arizona economy has begun to grow again, albeit at a slower pace than experienced before the real estate collapse. The North American Free Trade Agreement is generally viewed as beneficial to the State. However, current and proposed reductions in federal military expenditures may adversely affect the Arizona economy.

       SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession.
Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state has been facing a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment has grew in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected to continue through the rest of the decade. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to under 6% in the Spring of 1998.
Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for the five consecutive fiscal years through 1996-
97. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the SFEU is projected to be $296 million on June 30, 1999. However, the Asian economic difficulties since mid-1997 are expected to have had a moderate dampening effect on California's economy. Any delay or reversal of the recovery may create new shortfalls in revenues.

     Local Governments.  On December 6, 1994, Orange County, California became
     -----------------
the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy, and the county's investment rating by Standard & Poors was "AAA" as of July 31, 1998.

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long term bonds was downgraded for the third time since 1992. The county has received federal and state assistance and the proposed fiscal 1999 budget for Los Angeles County is the first in several years that does not begin with an operating deficit. Even though the state has no existing obligations with respect to either Orange County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances.  The monies of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-99 Executive Budget projections submitted to the State Legislature in February 1998, forecast a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment,
Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.


     The Governor in the 1998-99 budget bill proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offer the loss of VLF funds to local government. The bill as passed provides for a phased-in reduction of the VLF and provides that the General Fund be used to replace the lost revenues to local governments. On January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.


     In addition to the reduction of the VLF, the 1998-99 budget bill included increases in the personal income tax dependent credit (resulting in a $612 million General Fund cost in 1998-99), a nonrefundable renters tax credit (resulting in a $133 million cost in 1998-99), and various targeted business tax credits (monthly in a $106 million cost in 1998-99). It remains to be seen, as such, what impact these changes in California laws, fee and tax policies will have on existing and future California security obligations.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.

         SPECIAL CONSIDERATIONS AFFECTING OREGON MUNICIPAL OBLIGATIONS

     The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     State Bonds and Revenues.  As of September 1, 1998, $2.90 billion (rounded)
     ------------------------
in general obligation bonds issued by the State of Oregon and its agencies were outstanding, including $135.8 million (rounded) in general obligation bonds supported by the budget for the State's general fund and $2.76 billion (rounded) of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.05 billion (rounded) of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

     In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

     Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal sources of State tax revenues are personal income and corporate income taxes. In the legislatively adopted budget for the 1997-99 biennium, approximately 97.0% of the State's revenues for the 1997-99 biennium were projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes. Since 1983 State revenues have improved substantially, and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.


     Oregon Economic and Revenue Forecast.  A quarterly Economic and Revenue
     ------------------------------------
Forecast is prepared by the State Department of Administrative Services as required by ORS 291.342. A complete copy of the State's most recent quarterly Economic and Revenue Forecast is posted at the Oregon Department of Administrative Services' web site: www.oea.das.state.or.us when publicly released. The following is a portion of the summary of the September 1, 1998 Oregon Economic and Revenue Forecast prepared by the State of Oregon for use in its Official Statements for State Obligations issued between October 1, 1998 and January 1, 1999 (a delay of approximately 30 days typically following public release of the most recent quarterly Oregon Economic and Revenue Forecast and the preparation of this summary material for inclusion in State Official Statements).


     Economic Forecast.  Oregon's economy is clearly slowing.  Asia's weakness
     -----------------
is dampering the state's high technology, forest products and agriculture sectors. Oregon's close ties to Asian export markets is causing the state to feel the impact of the region's financial crisis proportionately more than the country as a whole. However, similar to the nation, Oregon consumers appear to be proving the fuel to keep the state's economic expansion going.


     Oregon's economy has been at the forefront in absorbing the impact of Asia's recessions. The Office of Economic Analysis (OEA) expects this trend to continue. Following years of superior economic performance, the state's growth rate is expected to hover near the national average over the next two years. The state's mid-1990's economic boom is clearly over. Nonetheless, Oregon's economy is likely to continue growing as long as the nation avoids a recession.


     Oregon's job and income growth rates are expected to be close to the national average. This contrasts with the state's much stronger growth throughout the 1990's. On a per capita basis, Oregon personal income is expected to slip relative to the national average in both 1998 and 1999. This has not happened since 1992. Average wages are also expected to grow more slowly than the U.S. as a whole in 1998 and 1999.


     OEA projects a similar trend for job growth in the state. Non-farm payroll employment increased 3.4 percent in 1997. It is projected to rise 2.6 percent for 1998 and 1.4 percent for 1999.


     Oregon's economic boom in the mid-1990's can be largely traced to rapid expansion of the high technology sector. A surge in semiconductor investment triggered rapid growth in construction and electronics industry employment. Modest employment declines are anticipated for both electronics and construction over the next four quarters. The downturn in these two sectors is the catalyst for slower economic growth in the state.


     The major risk to Oregon's economy is worsening of the Asian economic crisis. If the recessions now underway in Asia turn out to be more severe than currently-expected, Oregon's economy will slow further. Japan is the state's largest export market. A severe recession in Japan, rather than the moderate one now anticipated, would have a significant impact on Oregon exporters.


     Demographic Forecast.  The Office of Economic Analysis projects total
     --------------------
population in Oregon to grow from 3.217 million in 1997 to 3.597 million in 2005, an increase of 11.8 percent. This reflects a continuation of moderate population growth for the state. The fastest growth will occur in the young adult population (18-24 year-olds), older wage earners (ages 45-64 years-old), and those ages 85 and older.


     Revenue Forecast.  The Office of Economic Analysis now projects General
     ----------------
Fund revenue of $8,356.7 million for the 1997-99 biennium. This is a decrease of $216.5 million from the June forecast. The September forecast is $131.6 million higher than the 1997 close of legislative session ("COS") forecast.


     The Oregon Supreme Court ruled that the state has illegally taxed Federal government pension income since 1991. The September forecast includes a $306.1 million reduction to account for refunds of back taxes and lower future tax collections from pension income.


     The reduction in revenue caused by the pension income decision is partly offset by higher collections in the second quarter and a higher forecast for capital gains income. Personal income tax collections in the second quarter exceeded the June estimate by $63.7 million. This is attributed to a jump in capital gains income during the 1997 tax year.


     The surge in capital gains income explains why Oregon's personal income tax revenue continues to rise rapidly despite the slowing state economy.


     Oregon's corporate income tax revenue has clearly been affected by the softening state economy. Second quarter corporate income tax revenue came in $18.3 million below the June forecast. The slower pace of collections and a lower national profit forecast from DRI are the major reasons for the $28.3 million reduction in the 1997-99 corporate income tax forecast.


     All non-corporate income tax revenue is now projected to exceed the COS forecast by $167.9 million. This is 2.2 percent above the close of session forecast. This means that a surplus kicker refund for individuals is projected for the 1999-2001 biennium.


     A surplus kicker credit is not anticipated for corporations. The corporate income tax forecast is $36.3 million below the COS projection.


     1999-2001 General Fund Revenue.  General Fund revenue is projected to total
     ------------------------------
$9,908.0 million for the 1999-2001 biennium. The 1999-2001 beginning balance is estimated to be $327.0 million. This leaves a General Fund resource projection of $10,235 million.


     The General Fund revenue projection is $30.3 million higher than the June forecast. However, the beginning balance estimate is $208.7 million less than expected in June. This leaves the September General Fund resources forecast $178.4 million below the previous projection.

     Recent Environmental Developments.  In 1991 and 1992, in response to
     ---------------------------------
concerns over diminishing salmon runs, three populations of Snake River salmon were placed on the Endangered Species list. More recently, the National Marine Fisheries Service and the U.S. Fish and Wildlife Service have commenced status reviews of hundreds of additional salmon and trout populations in the Columbia Basin and throughout Western Oregon. The Snake River salmon listings have already had substantial economic impacts, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect salmon and steelhead populations may eventually affect a wide variety of industrial, recreational and land use activities, with corresponding impacts on long-term economic growth; however, the magnitude and extent of any future environmental action is impossible to predict at this time. The State's economic forecasts do not address the potential impact of endangered species problems on Oregon's economy.

     Recent Developments Affecting Government Revenues.  Ballot Measure 5.
     -------------------------------------------------
Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

     The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution. Therefore, the ability of the State to levy taxes to service its constitutionally authorized general obligation bonds is not subject to the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

     The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

     Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1997 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

     Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 50, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

     Ballot Measure 50.  The 1997 Legislative Assembly referred to Oregon
     -----------------
voters, and the voters approved at the May 20, 1997, special election, a constitutional amendment ("Measure 50") that replaced the property tax limitations imposed by a voter initiative approved at the November 5, 1996, general election ("Measure 47"). Measure 50 repealed Measure 47 and replaced it with new ad valorem property tax limitations similar to those which would have been required to be enacted under Measure 47. Measure 50 limits the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less ten percent. In implementing Measure 50, the Oregon Legislature also ordered a 17% reduction in 1997-98 in operating tax levies (which amounts vary by government entity). Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to three percent per year for future tax years. Measure 50 preserves the general limitations on property tax rates of $5 per $1,000 for public education and $10 per $1,000 for all other governmental services. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50% of eligible voters participate, except in the instance of a general election in even numbered years. In addition, Measure 50 requires voter approval of the use of fees, taxes, assessments or other charges as alternative funding sources to make up for revenue reductions caused by the amended property tax limits.

     Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State will likely be to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. Measure 50 requires the Legislative Assembly to replace the estimated $428 million in revenues that the public school system, including community colleges, is expected to lose in the 1997-99 biennium because of the property tax limitation. In this manner, Measure 50 may influence the State budgeting process.

     The Oregon Legislative Revenue Office has estimated that the total reduction in property tax revenues collected by local governments under Measure 50 will be approximately $389 million for the tax year 1997-98 and approximately $454 million for the tax year 1998-99. The first year of implementation occurred with the local property tax bills subject to Measure 50 being distributed in late November 1997. Until local governments and county tax assessors and collectors have significantly more practical experience with implementing and administering the property tax system under the guidelines and limitations of Measure 50 and its implementing legislation, the actual short term and long term financial effects of Measure 50 on local governments will be uncertain.

     The Initiative Process. The Oregon Constitution reserves to the people of
     ----------------------
the State initiative and referendum power pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

     Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for initiative measures. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

     To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. State law permits persons circulating initiative petition to pay money to persons obtaining signatures for the petition.

     Over the past decade Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. As of July 20, 1998, several initiatives had qualified to be placed on the November 1998 general election ballot. One of these, an initiative restricting forest harvest practices, is forecast to potentially result in a decrease in State revenues from timber harvest tax collections of approximately $30 million per year if enacted. In recent years, a number of initiatives involving the fiscal operations of the State were proposed and placed on the ballot. Several of these initiatives have been approved by the voters and have had or will have a significant impact on the fiscal operations of the State and local governments. See "Recent Developments Affecting Government Revenues - Ballot Measure 5 and Measure 50." Other initiatives, had they been approved by the voters, also may have had significant impacts on the fiscal operations of the State.

     It is difficult to predict with certainty either the likelihood of a proposed initiative measure obtaining the required number of valid initiative petition signatures or the likelihood of an initiative that has acquired the necessary number of valid signatures being approved by the voters. There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations will not be proposed, placed on the ballot, or be approved by the voters.

     Judicial challenges seeking interpretations and clarifications of the scope and application of Ballot Measure 5 continue to be filed. It is anticipated that the passage of Measure 50 will also require substantial judicial interpretation of its meaning and application. If it is judicially determined that certain statutes adopted by the Oregon legislature to implement Ballot Measure 5 or statutes adopted relating to Measure 50 do not adequately implement the restrictions contained in that measure, local governments may have to seek new funding sources for certain items which have been traditionally financed in part through the issuance of voter approved ad valorem tax supported indebtedness.

     The Oregon Bond Market.  There is a relatively small active market for
     ----------------------
municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it or for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            ---------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer


                               Compensation Table
                      12-Month Period Ended June 30, 1998
                      -----------------------------------

                                                                               Total Compensation
                                    Aggregate Compensation                    from Registrant and
Name and Position                      from Registrant                      Wells Fargo Fund Complex
-----------------                   ----------------------                  ------------------------
Jack S. Euphrat                             $26,250                                  $34,750
  Director

R. Greg Feltus                              $     0                                  $     0
  Director

Thomas S. Goho                              $26,250                                  $34,750
  Director

Peter G. Gordon                             $25,250                                  $32,250
  Director

Joseph N. Hankin                            $26,250                                  $34,750
  Director

W. Rodney Hughes                            $25,750                                  $33,500
  Director

Robert M. Joses                             $ 1,000                                  $ 2,500
  Director

J. Tucker Morse                             $25,750                                  $33,500
  Director

     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts.
Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As Investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                            Annual Rate
Fund                                               (as percentage of net assets)
----                                               -----------------------------
Arizona Tax-Free                                                0.50%
California Tax-Free Bond                                        0.50%
California Tax-Free Income                                      0.50%
National Tax-Free                                               0.50%
Oregon Tax-Free                                                 0.50%

     For the periods indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                     Three-Month                                       Six-Month
                                     Period Ended             Year Ended              Period Ended
Fund                                   6/30/98                  3/31/98                 3/31/97
----                                 ------------             ----------              ------------
                                Fees Paid  Fees Waived  Fees Paid   Fees Waived  Fees Paid  Fees Waived
                                ---------  -----------  ----------  -----------  ---------  -----------
Arizona Tax-Free                 $  6,959     $ 15,744  $   29,358     $ 65,926    $     0     $ 52,838
California Tax-Free Bond*        $716,047     $979,592  $1,259,094     $      0        N/A          N/A
California Tax-Free Income       $ 23,651     $ 54,709  $  106,906     $241,280    $67,449     $144,315
National Tax-Free                $ 21,766     $ 49,565  $   39,446     $ 89,340    $     0     $ 30,284
Oregon Tax-Free                  $ 14,994     $ 34,127  $   57,037     $130,517    $     0     $102,775

____________________
* These amounts reflect the six-month period ended June 30, 1998, the year ended December 31, 1997, and the six-month period ended March 31, 1997, respectively. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.  The
     -------------------------------------------------------------
Pacifica Arizona Tax-Exempt, National Tax-Exempt and Oregon Tax-Exempt Funds were reorganized as the Company's Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as advisor to the predecessor portfolios. As of September 6, 1996, Wells Fargo Bank became the advisor to the Company's Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.

     For the period begun April 1, 1996 and ended September 5, 1996, the predecessor portfolios paid to WFIM, and for the period begun September 6, 1996 and ended September 30, 1996, the Funds paid to Wells Fargo Bank the advisory fees indicated below and the indicated amounts were waived:

                                                          Year Ended
                                                            9/30/96
                                                            --------
     Fund                                      Fees Paid                   Fees Waived
     ----                                      ---------                   -----------
Arizona Tax-Free                               $ 22,457                       $98,300
National Tax-Free                              $      0                       $67,463
Oregon Tax-Free                                $173,249                       $57,377

     Prior to October 1, 1995, First Interstate Bank of Oregon, N.A. and First Interstate Bank of Washington, N.A. served as co-advisors to the predecessor portfolio of the National Tax-Free Fund; First Interstate Bank of Oregon, N.A. served as advisor to the predecessor portfolio of the Oregon Tax-Free Fund; and First Interstate Bank of Arizona, N.A. served as advisor to the predecessor portfolio of the Arizona Tax-Free Fund.

     For the period indicated below, the prior advisors were entitled to receive the following amounts in advisory fees and waived reimbursed fees in the indicated amounts. In 1995, the Funds changed their fiscal year from May 31 to September 30.

                                           Four-Month
                                          Period Ended
                                            9/30/95
                                          ------------
                                     Fees                 Fees
Fund                                 Paid                Waived
----                                 ----                ------
Arizona Tax-Free                     $41,159             $66,373
National Tax-Free                    $24,173             $68,667
Oregon Tax-Free                      $84,999             $43,995

     California Tax-Free Bond and California Tax-Free Income Funds.  For the
     -------------------------------------------------------------
periods indicated below, the California Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                       Nine-Month
                                                      Period Ended                             Year Ended
                                                        9/30/96                                 12/31/95
                                                      ------------                             ----------
                                                Fees                Fees                Fees                Fees
Fund                                            Paid               Waived               Paid               Waived
----                                            ----               ------               ----               ------
California Tax-Free Bond*                        $1,276,667        $     0           $1,165,967          $248,047
California Tax-Free Income                       $  281,991        $18,321           $  236,632          $ 31,013

__________________
* Indicates fees paid by, or on behalf of, the Overland predecessor portfolio. For 1996, the amount shown is for the year ended December 31, 1996.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from the Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by the Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     PORTFOLIO MANAGERS.  Mr. Stephen Galiani assumed sole responsibility for
     ------------------
the day-to-day portfolio management of the National Tax-Free Fund in July 1997. Mr. Galiani also is responsible as co-manager of the Arizona Tax-Free and Oregon Tax-Free Funds. Mr. Galiani joined Wells Capital Management in June of 1997 as the Senior Portfolio Manager in charge of the municipal bond group. He came to WCM from Qualivest Capital Management in Portland, Oregon, where he was the Director of Fixed Income for two years. Prior to that, he served as President and portfolio manager of his own investment advisory firm from 1990 to 1995. Earlier affiliations included Keystone Custodian Funds, where he managed the municipal bond team, and Eaton Vance Corporation. Mr. Galiani began his investment career in 1975 after earning an M.B.A. from Boston University. He holds a B.A. from Manhattan College.

     Ms. Laura Milner assumed responsibility for the day-to-day management of the California Tax-Free Income Fund on June 1, 1995. Ms. Milner had been a co-manager of the California Tax-Free Income Fund since November 1992. Ms. Milner also is responsible as co-manager of the California Tax-Free Bond Fund. Ms. Milner's current position with Wells Fargo Bank is Senior Tax-Exempt Specialist/Portfolio Manager. Her background includes over seven years experience specializing in short- and long-term municipal securities with Salomon Brothers. She is a member of the National Federation of Municipal Analysts and its California chapter.

     Mr. David Klug assumed sole responsibility for the day-to-day management of the California Tax-Free Bond Fund on June 1, 1995. Mr. Klug had been a co-manager of the California Tax-Free Bond Fund since January 1992. Mr. Klug also is responsible as portfolio co-manager of the California Tax-Free Income Fund. Mr. Klug's current position with Wells Fargo Bank is Senior Tax-Exempt Specialist/Portfolio Manager. He has managed municipal bond portfolios for Wells Fargo Bank for over nine years. Prior to joining Wells Fargo Bank, he managed the municipal bond portfolio for a major property and casualty insurance company. Mr. Klug holds an M.B.A. from the University of Chicago, and is a member of the National Federation of Municipal Analyst and its California chapter.

     Ms. Mary Gail Walton also is responsible for the day-to-day portfolio management of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds. Ms. Walton joined Wells Fargo Bank in 1996 from First Interstate Capital Management and has been portfolio co-manager of the Funds since February 1, 1997. She had worked at First Interstate Bank since 1991 specializing in tax exempt portfolio management. She holds a B.A. from the University of Washington and is a chartered financial analyst candidate.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     -----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and
(ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Administrator and Co-Administrator received 0.04% and 0.02%, respectively, of the average daily net assets of each Fund for performing administration services. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the periods indicated below, the Funds paid to Wells Fargo Bank and Stephens the following dollar amounts for administration and co-administration fees:

                                                                       Three-Month
                                                                      Period Ended
Fund                                                                    6/30/98
----                                                                  ------------
                                                  Total               Wells Fargo               Stephens
                                                  -----               -----------               --------
Arizona Tax-Free                                  $  3,251             $  1,398                 $  1,853
California Tax-Free Bond*                         $232,768             $100,090                 $132,678
California Tax-Free Income                        $ 11,046             $  4,750                 $  6,296
National Tax-Free                                 $ 10,157             $  4,368                 $  5,789
Oregon Tax-Free                                   $  6,989             $  3,005                 $  3,984

____________________
* Represents the six-month period ended June 30, 1998.

                                                                                                 Six-Month
                                                     Year-Ended                                 Period Ended
                                                      3/31/98                                     3/31/97
                                                     ----------                                 ------------
                                                       Wells                                       Wells
Fund                                     Total         Fargo        Stephens         Total         Fargo        Stephens
----                                     -----         -----        --------         -----         -----        --------
Arizona Tax-Free                        $ 12,043       $ 8,069       $  3,974        $ 5,750        $1,150        $ 4,600
California Tax-Free Bond*               $217,623       $43,525       $174,098            N/A           N/A            N/A
California Tax-Free Income              $ 43,808       $29,351       $ 14,457        $16,307        $3,261        $13,046
National Tax-Free                       $ 16,707       $11,194       $  5,513        $ 3,222        $  644        $ 2,578
Oregon Tax-Free                         $ 23,433       $15,700       $  7,733        $10,907        $2,181        $ 8,726

_______________
* These amounts are for the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.  The
     -------------------------------------------------------------
Pacifica Arizona Tax-Exempt, National Tax-Exempt and Oregon Tax-Exempt Funds were reorganized as the Company's Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds on September 6, 1996. Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the Pacifica predecessor portfolios provided management and administration services necessary for the operation of such Funds, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolios.

     For the period begun September 6, 1996 and ended September 30, 1996, the Funds paid to Stephens the dollar amounts of administration fees indicated below. Stephens, as sole Administrator during this period, was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets. The amount also reflects the net administration fees paid, after waivers, by the predecessor portfolio to Furman Selz for the period begun October 1, 1995 and ended September 5, 1996.

                                     Year Ended
                                      9/30/96
                                     ----------
Fund                                 Fees Paid
----                                 ---------
Arizona Tax-Free                     $ 24,636
National Tax-Free                    $ 14,138
Oregon Tax-Free                      $ 49,627

     Prior to October 1, 1995, ALPS Mutual Funds Service, Inc. ("ALPS") served as the Administrator for the predecessor portfolios of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds. For its administration services, ALPS was entitled to receive the dollar amounts indicated below for the four-month period ended September 30, 1995, without waiver. In 1995, the Funds changed their fiscal year-end from May 31 to September 30.

Fund                                       Fees Paid
----                                       ---------
Arizona Tax-Free                           $4,116
National Tax-Free                          $2,417
Oregon Tax-Free                            $8,500

     California Tax-Free Bond and California Tax-Free Income Funds.  Wells Fargo
     -------------------------------------------------------------
Bank and Stephens currently serve as Administrator and Co-Administrator, respectively, to the Funds. Prior to the Consolidation of the Overland portfolios into the Stagecoach Funds on December 12, 1997, Wells Fargo Bank and Stephens served as Administrator and Co-Administrator, respectively, to the Overland California Tax-Free Bond Fund. Prior to February 1, 1997, Stephens served as sole Administrator to both California Funds and was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of each such Fund's average daily net assets.

     For the periods indicated below, the Funds paid to Stephens the following dollar amounts for administration fees:

                                                  Nine-Month
                                                 Period Ended           Year Ended
Fund                                                9/30/96               12/31/95
----                                             ------------           ----------
California Tax-Free Bond*                           $357,423             $ 384,015
California Tax-Free Income                          $ 18,371             $  16,793

__________________
* Represents amounts paid by the Overland predecessor portfolio. For 1996, the amount shown is for the year ended December 31, 1996.

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the distributor to the Funds.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Servicing Plan and
     ----------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of the Institutional Class shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, not to exceed 0.25%, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

     For the periods indicated below, the dollar amounts of shareholder servicing fees paid, after waivers, by the Institutional Class of each Fund to Wells Fargo Bank or its affiliates were as follows:

                                          Three-Month                                          Six-Month
                                          Period Ended               Year-Ended               Period Ended
Fund                                        6/30/98                   3/31/98                   3/31/97
----                                      ------------               ----------               ------------
Arizona Tax-Free                           $    850                  $      0                  $      0
California Tax-Free Bond*                  $100,375                  $  9,860                  $127,063
California Tax-Free Income                 $  1,926                  $ 16,490                  $  9,816
National Tax Free                          $  4,017                  $      0                  $      0
Oregon Tax-Free                            $  3,571                  $    104                  $ 10,085

__________________
* Represents amounts paid by the Institutional Class shares of the Stagecoach Fund. The Overland predecessor portfolio did not offer Institutional Class shares. These amounts reflect fees paid for the six-month period ended June 30, 1998, the fiscal year ended December 31, 1997, and the six-month period ended March 31, 1997, respectively.

     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds.  For the
     -------------------------------------------------------------
period begun October 1, 1995 and ended September 5, 1996, and under similar service agreements, payments were made to First Interstate Bancorp for the Funds indicated below. For the period begun September 6, 1996 and ended September 30, 1996, shareholder servicing fees were paid to Wells Fargo Bank or its affiliates. For the year ended September 30, 1996, the Institutional Class of each Fund paid, after waivers, the following dollar amounts of shareholder servicing fees:


                                   Year Ended
    Fund                             9/30/96
    ----                           ----------
Arizona Tax-Free                      $ 0
National Tax-Free                     $ 0
Oregon Tax-Free                       $1,295

     The California Tax-Free Income Fund.  The California Tax-Free Income Fund
     -----------------------------------
did not pay any shareholder servicing fees to Wells Fargo Bank or its affiliates for the nine-month period ended September 30, 1996.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of a Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.


     For the periods indicated below, the Funds paid to Wells Fargo Bank the following dollar amounts in custody fees, after waivers:

                                    Three-Month
                                    Period Ended                   Year Ended
     Fund                             6/30/98                        3/31/98
     ----                           ------------                   ----------
Arizona Tax-Free                    $      0                      $  3,269
California Tax-Free Bond*           $  7,518                      $      0
California Tax-Free Income          $      0                      $ 12,903
National Tax-Free                   $      0                      $  4,390
Oregon Tax-Free                     $      0                      $  6,351

________________
* These amounts are for six-month period ended June 30, 1998 and the fiscal year ended December 31, 1997, respectively. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.06% of each Fund's average daily net assets of the Institutional Class shares.

     For the periods indicated below, the Funds paid to Wells Fargo Bank the following dollar amounts in transfer and dividend disbursing agency fees, without regard to class and after waivers:

                                                    Three-Month
                                                    Period Ended                   Year Ended
Fund                                                   6/30/98                       3/31/98
----                                                ------------                   ----------
Arizona Tax-Free                                    $      0                      $      0
California Tax-Free Bond*                           $432,487                      $105,688
California Tax-Free Income                          $      0                      $      0
National Tax-Free                                   $  7,749                      $      0
Oregon Tax-Free                                     $  3,765                      $      0

____________________
* These amounts are for six-month period ended June 30, 1998, and the year ended December 31, 1997, respectively. Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.


     UNDERWRITING COMMISSIONS.  Front-end sales loads and contingent deferred
     ------------------------
sales charges are not assessed in connection with the purchase and redemption of Institutional Class shares. Therefore no underwriting commissions were paid to Stephens as the Funds' Distributor for these shares.


                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Performance shown or advertised for the Institutional Class shares of the Arizona Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Institutional Class shares and the Investor Class shares (prior to October 1, 1995) of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach Arizona Tax-Free Fund.

     Performance shown or advertised for the Institutional Class shares of the Stagecoach California Tax-Free Bond Fund for periods prior to December 15, 1997, reflects performance of the Class A shares of the Overland California Tax-Free Fund (the accounting survivor of a merger of the Funds on December 12, 1997).

     Performance shown or advertised for the Institutional Class shares of the California Tax-Free Income Fund for periods prior to September 6, 1996, reflects the performance of the Fund's Class A shares.

     Performance shown or advertised for the Institutional Class shares of the National Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Institutional Class shares and the Investor Class shares (prior to October 1, 1995) of the Pacifica National Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach National Tax-Free Fund.

     Performance shown or advertised for the Institutional Class shares of the Oregon Tax-Free Fund for periods prior to September 6, 1996, reflects performance of the Institutional Class shares and the Investor Class shares (prior to October 1, 1995) of the Pacifica Oregon Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach Oregon Tax-Free Fund.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

 Average Annual Total Return for the Applicable Period Ended June 30, 1998/1/
 -------------------------------------------------------------------------


Institutional                                               Five          Three          One
    Class                                Inception/2/       Year           Year          Year
-------------                            ------------       ----          -----          ----
Arizona Tax-Free                         6.69%              5.71%         6.60%         7.73%
California Tax-Free Bond                 8.21%              6.34%         7.98%         8.94%
California Tax-Free Income               4.73%              4.38%         4.93%         4.85%
National Tax-Free                        5.98%              5.68%         6.84%         8.42%
Oregon Tax-Free                          7.15%              5.54%         6.81%         8.04%

--------------------
/1/ For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the California Tax-Free Income Fund reflect the performance of the Class A shares of such Fund. For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Arizona, Oregon, and National Tax-Free Funds reflects the performance of such Funds' predecessor portfolios. The performance figures for the Institutional Class shares of the California Tax-Free Bond Fund reflect the performance of the Class A shares of the Overland California Tax-Free Bond Fund (the accounting survivor of the merger of the Stagecoach and Overland Funds on December 12, 1997). Institutional Class shares do not assess a sales charge.

/2/ For purposes of showing performance information, the inception date of each Fund and Class is as follows: California Tax-Free Income - November 18, 1992; Overland California Tax- Free Bond Class A -October 6, 1988; Arizona Tax-Free - March 2, 1992; National Tax-Free - January 15, 1993; Oregon Tax-Free - June 1, 1988. The actual inception date of each class may differ from the inception date of the corresponding Fund.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

   Cumulative Total Return for the Applicable Period Ended June 30, 1998/1/
   ------------------------------------------------------------------------


Institutional                                                   Five            Three
    Class                                   Inception/2/        Year             Year
-------------                               ------------        ----            -----
Arizona Tax-Free                             50.66%             31.98%            21.12%
California Tax-Free Bond                    115.87%             35.96%           125.90%
California Tax-Free Income                   29.69%             23.90%            15.52%
National Tax-Free                            36.95%             31.82%            21.94%
Oregon Tax-Free                             100.64%             30.93%            21.87%

____________________
/1/ For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the California Tax-Free Income Fund reflect the performance of the Class A shares of such Fund. For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Arizona, Oregon, and National Tax-Free Funds reflects the performance of such Funds' predecessor portfolios. The performance figures for the Institutional Class shares of the California Tax-Free Bond Fund reflect the performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of the merger of the Stagecoach and Overland Funds on December 12, 1997). Institutional Class shares do not assess a sales charge.

/2/ For purposes of showing performance information, the inception date of each Fund and Class is as follows: California Tax-Free Income - November 18, 1992; Overland California Tax- Free Bond Class A -October 6, 1988; Arizona Tax-Free - March 2, 1992; National Tax-Free - January 15, 1993; Oregon Tax-Free - June 1, 1988. The actual inception date of each class may differ from the inception date of the corresponding Fund.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/-1]
                                      -----
                                       Cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     TAX-EQUIVALENT YIELD:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                               1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1

                   Yield for the Period Ended March 31, 1998/1/
                   --------------------------------------------

                                                                    Thirty-Day
                                      Thirty-Day Yield         Tax-Equivalent Yield/2/
                                     -------------------       ----------------------
                                     After        Before        After        Before
              Fund                   Waiver       Waiver        Waiver       Waiver
              ----                   ------       ------        ------       ------

California Tax-Free Bond             4.12%        3.74%         7.52%        6.83%

California Tax-Free Income           3.61%        2.58%         6.59%        4.71%

Arizona Tax-Free                     4.27%        3.26%         7.45%        5.69%

Oregon Tax-Free                      4.20%        3.57%         7.64%        6.50%

National Tax-Free                    4.55%        3.96%         7.53%        6.56%

______________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

/2/ Based on a combined federal and state income tax rate of 45.22% for each of the California Tax-Free Bond and California Tax-Free Income Funds, and 45.04% and 42.72% for the Oregon Tax-Free Fund and the Arizona Tax-Free Fund, respectively, and a federal income tax rate of 39.60% for the National Tax-Free Fund.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or a class of shares or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund or a class of shares, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund or a class of shares (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance of the Fund or a class or current or potential value with respect to the particular industry or sector.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor and the total amount of assets under management by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately $63 billion of assets of individual, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Company's Board of Directors.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     For the fiscal year ended March 31, 1998, the Company paid $6,871,000 in commissions to various broker/dealers in connection with such allocated transactions.

     Brokerage Commissions.  For the past three years the Funds did not pay any
     ----------------------
brokerage commissions.

     Securities of Regular Broker/Dealers.  As of June 30, 1998, none of the
     ------------------------------------
Funds owned securities of their "regular brokers or dealers" or their parents as defined in the 1940 Act.

     Portfolio Turnover Rate.  The portfolio turnover rate is not a limiting
     -----------------------
factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate s not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce Fund expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund generally will be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, a Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the Internal Revenue Service ("IRS") notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could also subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by a Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Special Tax Considerations.
     --------------------------

All Funds

     Each Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable years will consist of obligations the interest on which is exempt from federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends." The portion of total dividends paid by the Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. In general, exempt-interest dividends will be exempt from federal income taxation in the hands of the Funds' shareholders. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Funds will notify its respective shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their tax advisors.

     Distributions other than exempt-interest dividends, including distributions of interest in municipal securities issued by other issuers and all long-term and short-term capital gains will be subject to state income tax unless specifically exempted by statute.

     Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs (including Education IRAs, Spousal IRAs and Roth IRAs) since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund.

Arizona Tax-Free Fund

     Individuals, trusts and estates who are subject to Arizona income tax will not be subject to such tax on dividends paid by the Arizona Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are attributable to either (i) obligations of the State of Arizona or its political subdivisions thereof or (ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, dividends paid by the Arizona Tax-Free Fund that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona income tax to the extent the Arizona Tax-Free Fund qualifies as a regulated investment company under Subchapter M of the Code. Other distributions from the Arizona Tax-Free Fund, however, such as distributions of short-term or long-term capital gains, will generally not be exempt from Arizona income tax.

     Because shares of the Arizona Tax-Free Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Free Fund. The Company makes no representations as to Arizona state and local taxes that may be imposed on a corporate investor in the Arizona Tax-Free Fund and encourages such investors to consult with their own tax advisors.

California Tax-Free Bond Fund and California Tax-Free Income Fund

     Individuals, trusts and estates resident in California will not be subject to California personal income tax on dividends from the California Tax-Free Bond Fund and California Tax-Free Income Fund that represent tax-exempt interest paid on municipal obligations of the State of California, its political subdivisions, direct obligations of the U.S. government and certain other issuers, including Puerto Rico, Guam, and the U.S. Virgin Islands. Such individuals, trusts and estates will be subject to California personal income tax on other distributions received from the California Tax-Free Bond Fund and California Tax-Free Income Fund, including distributions of interest on municipal obligations issued by other issuers and all capital gains.

     Except as noted above with respect to California personal income taxation of individuals, trusts and estates resident in California, dividends and distributions from the California Tax-Free Bond Fund and California Tax-Free Income Fund may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Shareholders of the California Tax-Free Bond Fund and California Tax-Free Income Fund should consult their own tax advisors about other state and local tax consequences of their investments in the California Tax-Free Bond Fund and California Tax-Free Income Fund, such as consequences to California part-year residents, which may be different than the federal income tax consequences of such investments. The Company makes no representations as to California state and local taxes that may be imposed on a corporate investor in the California Tax-Free Bond Fund or California Tax-Free Income Fund and encourages such investors to consult with their own tax advisors.

Oregon Tax-Free Fund

     So long as the Oregon Tax-Free Fund qualifies to be taxed as a separate "regulated investment company" under the Code, individuals, trusts and estates will not be subject to Oregon personal income tax on distributions from the Oregon Tax-Free Fund that represent "exempt-interest dividends" of a regulated investment company under the Code paid on municipal obligations of the State of Oregon and its political subdivisions, the U.S. Virgin Islands, Puerto Rico and Guam. Individuals, trusts and estates will be subject to Oregon personal income tax on other types of distributions received from the Oregon Tax-Free Fund, including distributions of interest on obligations issued by other issuers and all long-term and short-term capital gains. Shares of the Oregon Tax-Free Fund will not be subject to the Oregon property tax.

     Shareholders of the Oregon Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Oregon Tax-Free Fund, which may differ from the federal income tax consequences of such investments. The Company makes no representations as to Oregon state and local taxes that may be imposed on a corporate investor in the Oregon Tax-Free Fund and encourages such investors to consult with their own tax advisors.

National Tax-Free Fund

     Investors are advised to consult their tax advisors concerning the application of state and local taxes, which may have different consequences from those under federal income tax law.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are five of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of over thirty other funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Investor Services at 1-800-260-5969 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Shares have no preemptive rights or subscription. All shares, when issued for the consideration described in the Prospectus, are fully paid and non-assessable by the Company.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below as of June 30, 1998 is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of the Institutional Class shares of a Fund or 5% or more of the voting securities of a Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 30, 1998
                      -----------------------------------


                                 Name and                 Class; Type        Percentage   Percentage
         Fund                     Address                 of Ownership        of Class      of Fund
         ----                    --------                 ------------       ----------   ----------
ARIZONA TAX-            VIRG & Co.                   Institutional Class          96.48%       57.60%
  FREE FUND             Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        Calabasas, CA 91372-0800

CALIFORNIA              DIM & Co.                    Institutional Class          69.26%        7.73%
TAX-FREE BOND FUND      Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        Calabasas, CA 91372-0800

                        HEP & Co.                    Institutional Class           6.04%         .67%
                        Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        MAC 9139-027
                        Calabasas, CA 91302

                        Donald George Hunt Trust     Institutional Class           9.86%        1.10%
                        for Donald G. Hunt           Record Holder
                        Living Trust DD 04/12/95
                        15200 Mansel Avenue
                        Lawndale, CA  90260

                        VIRG & Co.                   Institutional Class           5.46%         .61%
                        Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        Calabasas, CA 91372-0800

CALIFORNIA              DIM & Co.                    Institutional Class          52.51%        7.77%
TAX-FREE INCOME FUND    Attn: MF Dept A88-4          Record Holder
                        P. O. Box 9800
                        Calabasas, CA 91372-0800

                        VIRG & Co.                   Institutional Class          20.10%        2.98%
                        Attn:  MF Dept. A88-4        Record Holder
                        P.O. Box 9800
                        Calabasas, CA  91372-0800

                        HEP & Co.                    Institutional Class          24.53%        3.63%
                        Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        MAC 9139-027
                        Calabasas, CA 91302

NATIONAL TAX-           VIRG & Co.                   Institutional Class          56.32%        8.04%
  FREE FUND             Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        Calabasas, CA 91372-0800

                        DIM & Co.                    Institutional Class           7.84%        1.12%
                        Attn:  MF Dept. A88-4        Record Holder
                        P.O. Box 9800
                        Calabasas, CA  91372-0800

                        HEP & Co.                    Institutional Class          35.84%        5.12%
                        Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800
                        MAC 9139-027
                        Calabasas, CA 91302

OREGON                  VIRG & Co.                   Institutional Class          58.55%        8.93%
TAX-FREE FUND           Attn: MF Dept A88-4          Record Holder
                        P. O. Box 9800
                        Calabasas, CA 91372-0800

                        HEP & Co.                    Institutional Class          23.50%        3.58%
                        Attn: MF Dept. A88-4         Record Holder
                        P. O. Box 9800 MAC 9139-027
                        Calabasas, CA 91302

                        Dean Witter                  Institutional Class          10.01%        1.53%
                        P. O. Box 250                Beneficially Owned for
                        Church Street Station        Flavel W. Temple and
                        New York, NY 10008-0250      Rachael Temple

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more that 25% of the voting securities of a fund is presumed to "control" such fund. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more that 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     This Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP serves as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments, audited financial statements and independent auditors' report for the California Tax-Free Bond Fund as of and for the six-month period ended June 30, 1998, and for the year ended December 31, 1997, are hereby incorporated by reference to the Annual Report as filed with the SEC on September 9, 1998.

     The portfolios of investments, audited financial statements and independent auditors' report for the Arizona Tax-Free, California Tax-Free Income, National Tax-Free and Oregon Tax-Free Funds as of and for the three-month period ended June 30, 1998 and the year ended March 31, 1998, are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on September 9, 1998.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-260-5969.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds

     Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal.
Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

     Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

     S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

     Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                           STAGECOACH FUNDS, INC.
                  SEC Registration Nos. 33-42927; 811-6419

                                   PART C

                              OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial Statements:
          --------------------

With respect to the Corporate Bond Fund, Short-Intermediate U.S. Government Income Fund, Strategic Income Fund, U.S. Government Income Fund, Variable Rate Government Fund, Arizona Tax-Free Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, National Tax-Free Fund and Oregon Tax-Free Fund. The portfolio of investments, audited financial statements and independent auditors' report for the year ended June 30, 1998, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on September 9, 1998.

With respect to the Asset Allocation Fund, Balanced Fund, California Tax-Free Money Market Fund, Diversified Equity Income Fund, Equity Index Fund, Equity Value Fund, Government Money Market Fund, Growth Fund, Index Allocation Fund, International Equity Fund, Money Market Mutual Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, Small Cap Fund, Treasury Plus Money Market Fund and U.S. Government Allocation Fund, the portfolio of investments, audited financial statements and independent auditors' report for the year ended
March 31, 1998, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on June 9, 1998.

With respect to the California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Money Market Fund - Service Class, Treasury Plus Money Market Fund - Class E and Treasury Plus Money Market Fund - Service Class, the portfolio of investments, audited financial statements and independent auditors' report for the year ended March 31, 1998, are incorporated in the respective statements of additional information for such Fund by reference to the Company's Annual Reports, as filed with the SEC on June 10, 1998.

With respect to the Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, and Strategic Growth Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1997, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on March 3, 1998.

     (b)  Exhibits:
          --------

     Exhibit
     Number             Description
     ------             -----------

     1(a)     -  Amended and Restated Articles of Incorporation dated
                 November 22, 1995, incorporated by reference to Post-Effective
                 Amendment No. 17 to the Registration Statement, filed
                 November 29, 1995.

     1(b)     -  Articles Supplementary, incorporated by reference to Post-
                 Effective Amendment No. 43 to the Registration filed March 30,
                 1998.

     2        -  By-Laws, incorporated by reference to Post-Effective Amendment
                 No. 31 to the Registration Statement, filed May 15, 1997.

     3        -  Not Applicable

     4        -  Not Applicable

     5(a)(i)  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     5(a)(ii) -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

     5(b)(i)  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     5(b)(ii) -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

     5(c)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     5(d)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                 Statement, filed April 17, 1992.

     5(e)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     5(f)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     5(g)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Equity Index (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     5(g)(i) -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Equity Index (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

     5(h)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Money Market Fund, incorporated by reference to Post-Effective
                Amendment No. 3 to the Registration Statement, filed May 1,
                1992.

     5(i)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

     5(j)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Diversified Equity (formerly, Diversified Income) Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

     5(k)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Arizona Tax-Free Fund, incorporated by reference to Post-
                Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

     5(l)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Balanced Fund, incorporated by reference to Post-Effective
                Amendment No. 30 to the Registration Statement, filed
                January 31, 1997.

     5(m)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Equity Value Fund, incorporated by reference to Post-Effective
                Amendment No. 30 to the Registration Statement, filed
                January 31, 1997.

     5(n)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Government Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                Statement, filed January 31, 1997.

     5(o)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Intermediate Bond Fund, incorporated by reference to Post-
                Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

     5(p)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                Money Market Trust Fund, incorporated by reference to Post-
                Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

     5(q)    -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                National Tax-Free Fund, incorporated by reference to Post-
                Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

     5(r)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                 Oregon Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

     5(s)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                 Prime Money Market Mutual Fund, incorporated by reference to
                 Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

     5(t)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                 Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                 Statement, filed January 31, 1997.

     5(u)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                 California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed July 31, 1998.

     5(v)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                 National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed July 31, 1998.

     5(v)(i)  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Equity Index Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     5(v)(ii) -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Index Allocation Fund, filed September 25, 1997.

     5(w)     -  International Equity Fund, incorporated by reference to Post-
                 Effective Amendment No. 32 to the Advisory Contract with
                 Wells Fargo Bank, N.A. on behalf of the Registration
                 Statement, filed May 30, 1997.

     5(x)     -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the 100% Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     5(x)(i)  -  Sub-Advisory Contract with Wells Capital Management on behalf of various Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     6(a)     -  Amended Distribution Agreement with Stephens Inc., incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

     6(b)     -  Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective
                 Amendment No. 2 to the Registration Statement, filed April
                 17, 1992.

     7        -  Not Applicable

     8(a)     -  Custody Agreement with Wells Fargo Institutional Trust
                 Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     8(a)(i)  -  Addendum No. 1 to the Custody Agreement with Wells Fargo
                 Institutional Trust Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(b)    -  Custody Agreement with Wells Fargo Institutional Trust
                Company, N.A. on behalf of the U.S. Government Allocation
                Fund, incorporated by reference to Post-Effective Amendment
                No. 2 to the Registration Statement, filed April 17, 1992.

     8(b)(i) -  Addendum No. 1 to the Custody Agreement with Wells Fargo
                Institutional Trust Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(c)    -  Custody Agreement with Wells Fargo Institutional Trust
                Company, N.A. on behalf of the Equity Index, (formerly,
                Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     8(c)(i) -  Addendum No. 1 to the Custody Agreement with Wells Fargo
                Institutional Trust Company, N.A. on behalf of the Equity Index (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(d)    -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     8(d)(i) -  Amendment No. 2 to the Custody Agreement with Wells Fargo
                Institutional Trust Company, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(e)    -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     8(e)(i) -  Amendment No. 2 to the Custody Agreement with Wells Fargo
                Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(f)    -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     8(f)(i) -  Amendment No. 2 to the Custody Agreement with Wells Fargo
                Bank, N.A. on behalf of the Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(g)    -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

     8(g)(i) -  Amendment No. 2 to the Custody Agreement with Wells Fargo
                Bank, N.A. on behalf of the U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(h)    -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                Money Market Fund, incorporated by reference to Post-Effective
                Amendment No. 3 to the Registration Statement, filed May 1,
                1992.

     8(h)(i)   -  Amendment No. 1 to the Custody Agreement with Wells Fargo
                  Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(h)(ii)  -  Amendment No. 2 to the Custody Agreement with Wells Fargo
                  Bank, N.A. on behalf of the Money Market Mutual Fund (formerly, the Money Market Fund), incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     8(i)      -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

     8(j)      -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Equity (formerly, Diversified Income) Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

     8(k)      -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

     8(k)(i)   -  Amendment No. 1 to the Custody Agreement with Wells Fargo
                  Bank, N.A. on behalf of the Short-Intermediate U.S. Government
                  Income Fund, incorporated by reference to Post-Effective
                  Amendment No. 48 to the Registration Statement, filed
                  July 31, 1998.

     8(l)      -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

     8(m)      -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                  Statement, filed February 28, 1996.

     8(n)      -  Custody Agreement with Wells Fargo Bank on behalf of the
                  Arizona Tax-Free, Balanced, Equity Value, Government Money
                  Market Mutual, Index Allocation, Intermediate Bond, Money
                  Market Trust, National Tax-Free, Oregon Tax-Free, Overland
                  Express Sweep, Prime Money Market Mutual, Short-Term
                  Government-Corporate Income, Short-Term Municipal Income,
                  Treasury Money Market Mutual and Variable Rate Government
                  Funds, filed September 25, 1997.

     8(o)      -  Form of Custody Agreement with Wells Fargo Bank, N.A. on behalf of the 100% Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     9(a)(i)   -  Administration Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-
                  Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     9(a)(ii)  -  Co-Administration Agreement with Wells Fargo Bank, N.A. and
                  Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     9(b)      -  Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective
                  Amendment No. 32 to the Registration Statement, filed
                  May 30, 1997.

     9(c)    -  Form of Shareholder Servicing Agreement with Wells Fargo
                Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     9(d)    -  Servicing Plan as consolidated to include all classes of the
                Funds, incorporated by reference to Post-Effective Amendment
                No. 48 to the Registration Statement, filed July 31, 1998.

     10      -  Opinion and Consent of Counsel, filed herewith.

     11      -  Consent of Independent Auditors, filed July 31, 1998, and filed herewith.

     12      -  Not Applicable

     13      -  Investment letter, incorporated by reference to Item 24(b) of
                Pre-Effective Amendment No. 1 to the Registration Statement, filed November 29, 1991.

     14      -  Not Applicable

     15(a)   -  Distribution Plan on behalf of various classes and Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     15(b)   -  Distribution Plan on behalf of the Asset Allocation Fund,
                California Tax-Free Bond Fund, California Tax-Free Income
                Fund, California Tax-Free Money Market Mutual Fund,
                Diversified Equity Income Fund, Growth Fund, Money Market
                Mutual Fund, Short-Intermediate U.S. Government Income Fund,
                U.S. Government Allocation Fund and U.S. Government Income
                Fund, incorporated by reference to Post-Effective Amendment No.
                48 to the Registration Statement, filed July 31, 1998.

     15(c)   -  Distribution Plan on behalf of the California Tax-Free Money
                Market Trust and National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

     16      -  Schedules for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 15, filed May 1,
                1995.

     17      -  See Exhibit 27.

     18      -  Rule 18f-3 Multi-Class Plan, as amended, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5,1997.

     19      -  Powers of Attorney for R. Greg Feltus, Jack S. Euphrat,
                Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M.
                Joses and J. Tucker Morse, incorporated by reference to Post-
                Effective Amendment No. 32, filed May 30, 1997; Power of
                Attorney for Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 41, filed January 30, 1998.

     27      -  Financial Data Schedules for the Overland predecessor
                portfolios for the period ended December 31, 1996, incorporated by reference to the Form N-SAR filed February 9, 1997; Financial Data Schedules for the fiscal period ended
                March 31, 1997, incorporated by reference to the Form N-SAR, filed May 29, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

     As of July 1, 1998 the Registrant did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

     As of June 30, 1998, the number of record holders of each class of Securities of the Registrant was as follows:

                                                                                 Number of Record Holders
                                                                                 ------------------------
        Title of Class                                                                                             Institutional
        --------------                                          Class A/1/      Class B            Class C             Class
                                                                -------         -------            -------             -----
Arizona Tax-Free Fund                                              176              35               N/A                  6

Asset Allocation Fund                                           12,857          13,245                54                N/A

Balanced Fund                                                    1,595             645               N/A                191

California Tax-Free Bond Fund                                   10,403           1,866               108                 48

California Tax-Free Income Fund                                  2,836             N/A               N/A                  7

California Tax-Free Money Market Mutual Fund                     7,501             N/A               N/A                N/A

California Tax-Free Money Market Trust                               8             N/A               N/A                N/A

Corporate Bond Fund                                                 61              74                13                N/A

Diversified Equity Income Fund                                  12,022           3,917               N/A                N/A

Equity Index Fund                                                2,523             930               N/A                N/A

Equity Value Fund                                                2,598           6,217                34                174

Government Money Market Mutual Fund                                127             N/A               N/A                N/A

Growth Fund                                                     12,897           3,959               N/A                 37

Index Allocation Fund                                            1,431             298             1,200                N/A

International Equity Fund                                        1,143           2,855                18                N/A

Intermediate Bond Fund                                             153             294               N/A                  9

Money Market Mutual Fund                                         5,485               2/2/            N/A                N/A

Money Market Trust                                                   5             N/A               N/A                N/A

National Tax-Free Fund                                             881              45               139                  6

National Tax-Free Money Market Mutual Fund                          47             N/A               N/A                 13

National Tax-Free Money Market Trust                                 2             N/A               N/A                N/A

Oregon Tax-Free Fund                                               603             112               N/A                 10


Overland Express Sweep Fund                                          4             N/A               327/5/             N/A

Prime Money Market Mutual Fund                                     327             659/3/            N/A                104

Short-Intermediate U.S. Government Income Fund                     829             313               N/A                 77

Short-Term Government-Corporate Income Fund                         18             N/A               N/A                N/A

Short-Term Municipal Income Fund                                    13             N/A               131                N/A

Small Cap Fund                                                     855           2,147             1,369                 15

Strategic Growth Fund                                           13,248           3,097                 2/4/             N/A

Treasury Money Market Mutual Fund                                  200             156/3/            135/5/             221

U.S. Government Allocation Fund                                  1,229             538               N/A                N/A

U.S. Government Income Fund                                     10,240             901                88                104

Variable Rate Government Fund                                      665             N/A                57                N/A

/1/ For purposes of this chart, shares of single class Funds are included under the designation "Class A".
/2/ Designates the number of Class S recordholders.
/3/ Designates the number of Service Class recordholders.
/4/ Designates the number of Class E recordholders.
/5/ Designates the number of Administrative Class recordholders.

Item 27.  Indemnification
          ---------------

     The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

     (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

     (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

     Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

     To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells
Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.


Name and Position               Principal Business(es) and Address(es)
at Wells Fargo Bank             During at Least the Last Two Fiscal Years
-------------------             -----------------------------------------
H. Jesse Arnelle                Senior Partner of Arnelle, Hastie, McGee,
Director                        Willis & Greene
                                455 Market Street
                                San Francisco, CA  94105

                                Director of Armstrong World Industries, Inc.
                                5037 Patata Street
                                South Gate, CA  90280

                                Director of Eastman Chemical Corporation
                                12805 Busch Place
                                Santa Fe Springs, CA  90670

                                Director of FPL Group, Inc.
                                700 Universe Blvd.
                                P.O. Box 14000
                                North Palm Beach, FL  33408

Michael R. Bowlin               Chairman of the Board of Directors,
Director                        Chief Executive Officer,
                                Chief Operating Officer and President of
                                Atlantic Richfield Co. (ARCO)
                                Highway 150
                                Santa Paula, CA  93060

Edward Carson                   Chairman of the Board and Chief Executive
Director                        Officer of First Interstate Bancorp
                                633 West Fifth Street
                                Los Angeles, CA  90071

                                Director of Aztar Corporation
                                2390 East Camelback Road  Suite 400
                                Phoenix, AZ  85016

                                Director of Castle & Cook, Inc.
                                10900 Wilshire Blvd.
                                Los Angeles, CA  90024

                                Director of Terra Industries, Inc.
                                1321 Mount Pisgah Road
                                Walnut Creek, CA  94596

William S. Davilla              President (Emeritus) and a Director of
Director                        The Vons Companies, Inc.
                                618 Michillinda Ave.
                                Arcadia, CA  91007

                                Director of Pacific Gas & Electric Company
                                788 Taylorville Road
                                Grass Valley, CA  95949

Rayburn S. Dezember             Director of CalMat Co.
Director                        3200 San Fernando Road
                                Los Angeles, CA  90065

                                Director of Tejon Ranch Company
                                P.O. Box 1000
                                Lebec, CA  93243

                                Director of The Bakersfield Californian
                                1707 I Street
                                P.O. Box 440
                                Bakersfield, CA  93302

                                Trustee of Whittier College
                                13406 East Philadelphia Ave.
                                P.O. Box 634
                                Whittier, CA  90608

Paul Hazen                      Chairman of the Board of Directors of
Chairman of the Board of        Wells Fargo & Company
Directors                       420 Montgomery Street
                                San Francisco, CA  94105

                                Director of Phelps Dodge Corporation
                                2600 North Central Ave.
                                Phoenix, AZ  85004

                                Director of Safeway, Inc.
                                4th and Jackson Streets
                                Oakland, CA  94660

Robert K. Jaedicke              Professor (Emeritus) of Accounting
Director                        Graduate School of Business
                                at Stanford University
                                MBA Admissions Office
                                Stanford, CA  94305

                                Director of Bailard Biehl & Kaiser
                                Real Estate Investment Trust, Inc.
                                2755 Campus Dr.
                                San Mateo, CA  94403

                                Director of Boise Cascade Corporation
                                1111 West Jefferson Street
                                P.O. Box 50
                                Boise, ID  83728

                                Director of California Water Service Company
                                1720 North First Street
                                San Jose, CA  95112

                                Director of Enron Corporation
                                1400 Smith Street
                                Houston, TX  77002

                                Director of GenCorp, Inc.
                                175 Ghent Road
                                Fairlawn, OH  44333

                                Director of Homestake Mining Company
                                650 California Street
                                San Francisco, CA  94108

Thomas L. Lee                   Chairman and Chief Executive Officer of
Director                        The Newhall Land and Farming Company
                                10302 Avenue 7 1-2
                                Firebaugh, CA  93622

                                Director of Calmat Co.
                                501 El Charro Road
                                Pleasanton, CA  94588

                                Director of First Interstate Bancorp
                                633 West Fifth Street
                                Los Angeles, CA  90071

Ellen Newman                    President of Ellen Newman Associates
Director                        323 Geary Street
                                Suite 507
                                San Francisco, CA  94102

                                Chair (Emeritus) of the Board of Trustees
                                University of California at San Francisco
                                Foundation
                                250 Executive Park Blvd.
                                Suite 2000
                                San Francisco, CA  94143

                                Director of the California Chamber of Commerce 1201 K Street
                                12th Floor
                                Sacremento, CA  95814

Philip J. Quigley               Chairman, President and Chief Executive
Director                        Officer of Pacific Telesis Group
                                130 Kearney Street  Rm.  3700
                                San Francisco, CA  94108

Carl E. Reichardt               Director of Columbia/HCA Healthcare Corporation
Director                        One Park Plaza
                                Nashville, TN  37203

                                Director of Ford Motor Company
                                The American Road
                                Dearborn, MI  48121

                                Director of Newhall Management Corporation
                                23823 Valencia Blvd.
                                Valencia, CA  91355

                                Director of Pacific Gas and Electric Company
                                77 Beale Street
                                San Francisco, CA  94105

                                Retired Chairman of the Board of Directors
                                and Chief Executive Officer of
                                Wells Fargo & Company
                                420 Montgomery Street
                                San Francisco, CA  94105

Donald B. Rice                  President and Chief Executive Officer of
Director                        Teledyne, Inc.
                                2049 Century Park East
                                Los Angeles, CA  90067

                                Retired Secretary of the Air Force

                                Director of Vulcan Materials Company
                                One MetroPlex Drive
                                Birmingham, AL  35209

Richard J. Stegemeier           Chairman (Emeritus) of Unocal Corp
Director                        44141 Yucca Avenue
                                Lancaster, CA  93534

                                Director of Foundation Health Corporation
                                166 4th
                                Fort Irwin, CA  92310

                                Director of Halliburton Company
                                3600 Lincoln Plaza
                                500 North Alcard Street
                                Dallas, TX  75201

                                Director of Northrop Grumman Corp.
                                1840 Century Park East
                                Los Angeles, CA  90067

                                Director of Outboard Marine Corporation
                                100 SeaHorse Drive
                                Waukegan, IL  60085

                                Director of Pacific Enterprises
                                555 West Fifth Street
                                Suite 2900
                                Los Angeles, CA  90031

                                Director of First Interstate Bancorp
                                633 West Fifth Street
                                Los Angeles, CA  90071

Susan G. Swenson                President and Chief Executive Officer
Director                        of Cellular One
                                651 Gateway Blvd.
                                San Francisco, CA  94080

David M. Tellep                 Retired Chairman of the Board and
Director                        Chief Executive Officer of Martin Lockheed Corp
                                6801 Rockledge Drive
                                Bethesda, MD  20817

                                Director of Edison International
                                and Southern California Edison Company
                                2244 Walnut Grove Ave.
                                Rosemead, CA  91770

                                Director of First Interstate
                                633 West Fifth Street
                                Los Angeles, CA  90071

Chang-Lin Tien                  Chancellor of the University of California
Director                        at Berkeley

                                Director of Raychem Corporation
                                300 Constitution Drive
                                Menlo Park, CA  94025

John A. Young                   President, Chief Executive Officer and Director
Director                        of Hewlett-Packard Company
                                3000 Hanover Street
                                Palo Alto, CA  9434

                                Director of Chevron Corporation
                                225 Bush Street
                                San Francisco, CA  94104

                                Director of Lucent Technologies
                                25 John Glenn Drive
                                Amherst, NY  14228

                                Director of Novell, Inc.
                                11300 West Olympic Blvd.
                                Los Angeles, CA  90064

                                Director of Shaman Pharmaceuticals Inc.
                                213 East Grand Ave. South
                                San Francisco, CA  94080

William F. Zuendt               President of Wells Fargo & Company
President                       420 Montgomery Street
                                San Francisco, CA  94105

                                Director of 3Com Corporation
                                5400 Bayfront Plaza, P.O. Box 58145
                                Santa Clara, CA  95052

                                Director of the California Chamber of Commerce

     Prior to Maya1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGFA", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From Maya1, 1996 to December 15, 1997 BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Name and Position               Principal Business(es) During at
at BGFA                         Least the Last Two Fiscal Years
-------                         -------------------------------
Frederick L.A. Grauer           Director of BGFA and Co-Chairman and Director of BGI
Director                        45 Fremont, San Francisco, CA 94105

Patricia Dunn                   Director of BGFA and C-Chairman and Director of BGI
Director                        45 Fremont, San Francisco, CA 94105

Lawrence G. Tint                Chairman of the Board of Directors of BGFA
Chairman and Director           and Chief Executive Officer of BGI
                                45 Fremont, San Francisco, CA  94105



Geoffrey Fletcher               Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer         45 Fremont, San Francisco, CA 94105
                                Managing Director and Principal Accounting Officer at
                                Bankers Trust Company from 1988 - 1997
                                505 Market Street, San Francisco, CA  94105

     Prior to January 1, 1996 WFNIA served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or sub-advisor to various other open-end management investment companies.

     For additional information, "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.  Principal Underwriters.
          ----------------------

     (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

     (c)  Not applicable.

Item 30.  Location of Accounts and Records.
          --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

     (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

     (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

     (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

     (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------

     Other than as set forth under the captions "Organization and Management of the Fund(s)o in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds, the Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.
          ------------

(a)  Not applicable.

(b)  Not applicable.

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

(d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to
     Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES
                                  ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 16th day of November, 1998.

                         STAGECOACH FUNDS, INC.


                         By  /s/ Richard H. Blank, Jr.
                             --------------------------------
                             Richard H. Blank, Jr.
                             Secretary and Treasurer
                             (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


   Signature                          Title                             Date
   ---------                          -----                             ----
                 *                     Director, Chairman and President
    ----------------------------
    (R. Greg Feltus)                   (Principal Executive Officer)

    /s/ Richard H. Blank, Jr.          Secretary and Treasurer          11/16/98
    ----------------------------
    (Richard H. Blank, Jr.)            (Principal Financial Officer)

                 *                     Director
    ----------------------------
    (Jack S. Euphrat)

                 *                     Director
    ----------------------------
    (Thomas S. Goho)

                 *                     Director
    ----------------------------
    (Peter G. Gordon)

                 *                     Director
    ----------------------------
    (Joseph N. Hankin)

                 *                     Director
    ----------------------------
    (W. Rodney Hughes)

                 *                     Director
    ----------------------------
    (Tucker Morse)


*By /s/ Richard H. Blank, Jr.
    ---------------------------
    Richard H. Blank, Jr.
    As Attorney-in-Fact
    November 16, 1998

                            STAGECOACH FUNDS, INC.
                         FILE NOS. 33-42927; 811-6419

                                 EXHIBIT INDEX

EXHIBIT NUMBER                             DESCRIPTION

EX-99.B10                                  Opinion Letter

EX-99.B11                                  Consent of Independent Auditors

                                       1